As filed with the Securities and Exchange Commission on April 30, 2013 Registration Nos. 2-80348 and 811-03599

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 115	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ X /
Amendment No. 117	/ X /
(Check appropriate box or boxes)

THE ROYCE FUND

(Exact name of Registrant as specified in charter)

745 Fifth Avenue, New York, New York 10151

(Address of principal executive offices) (Zip Code)

(212) 508-4500

(Registrant’s Telephone Number, including Area Code)

Charles M. Royce, President
The Royce Fund
745 Fifth Avenue, New York, New York 10151

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
/ / immediately upon filing pursuant to paragraph (b)
/ X / on May 1, 2013 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (Date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Total number of pages:
Index to Exhibits is located on page:

PROSPECTUS

Investment, Service, and Institutional Class Shares May 1, 2013

Fund	Investment	Service	Institutional

Royce Pennsylvania Mutual Fund	PENNX	RYPFX	RPMIX

Royce Low-Priced Stock Fund	RLPHX	RYLPX	RLPIX

Royce Heritage Fund	RHFHX	RGFAX	n.a.[1]

Royce Value Plus Fund	RVPHX	RYVPX	RVPIX

Royce Premier Fund	RYPRX	RPFFX	RPFIX

Royce Special Equity Fund	RYSEX	RSEFX	RSEIX

Royce Value Fund	RVVHX	RYVFX	RVFIX

Royce 100 Fund	ROHHX	RYOHX	n.a.[1]

Royce Total Return Fund	RYTRX	RYTFX	RTRIX

Royce Dividend Value Fund	RDVIX	RYDVX	RDIIX

Royce Micro-Cap Fund	RYOTX	RMCFX	—

Royce Opportunity Fund	RYPNX	RYOFX	ROFIX

Royce Global Value Fund	RGVIX	RIVFX	—

Royce International Smaller-Companies Fund	—	RYGSX	—

Royce Select Fund I	RYSFX	—	—

Royce Select Fund II	RSFDX	—	—

Royce Global Select Long/Short Fund	RSFTX	—	—

Royce Enterprise Select Fund	RMISX	—	—

Royce Opportunity Select Fund	ROSFX	—	—

Royce Micro-Cap Discovery Fund	—	RYDFX	—

Royce Financial Services Fund	—	RYFSX	—

Royce SMid-Cap Value Fund	—	RMVSX	—

Royce Focus Value Fund	—	RYFVX	—

Royce Partners Fund	—	RPTRX	—

Royce Special Equity Multi-Cap Fund	RSMCX	RSEMX	RMUIX

Royce European Smaller-Companies Fund	—	RISCX	—

Royce Global Dividend Value Fund	—	RGVDX	—

Royce International Micro-Cap Fund	—	ROIMX	—

Royce International Premier Fund	—	RYIPX	—

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

[1]The class has not yet commenced operations and has yet to obtain a ticker symbol.

www.roycefunds.com

Royce Pennsylvania Mutual Fund	2
Royce Low-Priced Stock Fund	5
Royce Heritage Fund	8
Royce Value Plus Fund	11
Royce Premier Fund	14
Royce Special Equity Fund	17
Royce Value Fund	20
Royce 100 Fund	23
Royce Total Return Fund	26
Royce Dividend Value Fund	29
Royce Micro-Cap Fund	32
Royce Opportunity Fund	35
Royce Global Value Fund	38
Royce International Smaller-Companies Fund	41
Royce Select Fund I	44
Royce Select Fund II	47
Royce Global Select Long/Short Fund	51
Royce Enterprise Select Fund	55
Royce Opportunity Select Fund	58
Royce Micro-Cap Discovery Fund	61
Royce Financial Services Fund	64
Royce SMid-Cap Value Fund	67
Royce Focus Value Fund	70
Royce Partners Fund	73
Royce Special Equity Multi-Cap Fund	76
Royce European Smaller-Companies Fund	79
Royce Global Dividend Value Fund	82
Royce International Micro-Cap Fund	85
Royce International Premier Fund	88
Financial Highlights	91
Investing in Smaller Companies	99
Investing in Foreign Securities	101
Management of the Funds	102
General Shareholder Information	107
Guide for Direct Shareholders	113

The Investment Class, Service Class, and Institutional Class, which is designed primarily for investment by or through foundations, endowments, retirement plans, and similar institutions, are offered without sales charges.

The Royce Fund Prospectus 2013 | 1

Royce Pennsylvania Mutual Fund

Investment Goal
Royce Pennsylvania Mutual Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.75%	0.75%	0.75%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.14%	0.24%	0.05%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	0.90%	1.25%	0.81%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class	Institutional Class

1 Year	$92	$127	$83

3 Years	$287	$397	$259

5 Years	$498	$686	$450

10 Years	$1,108	$1,511	$1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

2 | The Royce Fund Prospectus 2013

Royce Pennsylvania Mutual Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and micro-cap companies (those with market capitalizations up to $2.5 billion) that it believes are trading significantly below its estimate of their current worth. This assessment is based chiefly on balance sheet quality and cash flow levels. The Fund generally invests in companies that Royce believes have excellent business strengths, high internal rates of return, and low leverage.
    Normally, the Fund invests at least 65% of its net assets in the equity securities of such small-cap and micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Service Class commenced operations on November 8, 2005, and the Institutional Class commenced operations on June 3, 2011. Performance information prior to these dates is for the Investment Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities (the Service Class has higher expenses than the Investment Class). If Service Class’s expenses had been reflected, returns prior to November 8, 2005 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.91% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.11% (quarter ended 12/31/08).

    The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual

The Royce Fund Prospectus 2013 | 3

Royce Pennsylvania Mutual Fund (concluded)

retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Investment Class
Return Before Taxes	14.58%	3.86%	10.46%
Return After Taxes on Distributions	13.42	3.47	9.69
Return After Taxes on Distributions and Sale of Fund Shares	10.94	3.26	9.15

Service Class
Return Before Taxes	14.15	3.67	10.30

Institutional Class Return Before Taxes	14.72	3.91	10.49

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, manages the Fund, assisted by Jay S. Kaplan and Lauren A. Romeo. Mr. Royce has managed the Fund since 1972. Mr. Kaplan and Ms. Romeo have served as the Fund’s assistant portfolio managers since 2003 and 2006, respectively.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    The minimum initial investment for Institutional Class shares is $1,000,000.

    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4 | The Royce Fund Prospectus 2013

Royce Low-Priced Stock Fund

Investment Goal
Royce Low-Priced Stock Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.13%	1.13%	1.13%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.13%	0.19%	0.07%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	1.27%	1.58%	1.21%

Fee waivers and/or expense reimbursements	(0.02)%	(0.08)%	0.00%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.25%	1.50%	1.21%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses, other than acquired fund fees and expenses, at or below 1.24% and 1.49%, respectively, through April 30, 2014.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class	Institutional Class

1 Year	$127	$153	$123

3 Years	$401	$491	$384

5 Years	$695	$853	$665

10 Years	$1,532	$1,872	$1,466

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 5

Royce Low-Priced Stock Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the low-priced equity securities of small-cap and micro-cap companies. We define as low-priced those companies whose average cost per share in the Fund’s portfolio is less than $25. Institutional investors generally do not make very low-priced equities (those trading at $10 or less per share) an area of their focus, and they may receive only limited broker research coverage. These conditions create opportunities to find securities with what Royce believes are strong financial characteristics trading significantly below its estimate of their current worth.

     Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information).

     In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

     The prices of low-priced small-cap and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced smaller companies, larger-cap companies or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.

     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Institutional Class commenced operations on January 3, 2006, and the Investment Class commenced operations on March 15, 2007. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income

6 | The Royce Fund Prospectus 2013

Royce Low-Priced Stock Fund (concluded)

or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 26.63% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.89% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Service Class
Return Before Taxes	4.48%	2.90%	9.69%
Return After Taxes on Distributions	3.31	2.28	8.71
Return After Taxes on Distributions and Sale of Fund Shares	4.39	2.43	8.44

Institutional Class
Return Before Taxes	4.81	3.20	9.91

Investment Class
Return Before Taxes	4.79	3.19	9.86

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, manages the Fund, assisted by James A. (Chip) Skinner III, David A. Nadel, and James Stoeffel. Mr. George has managed the Fund since 2000. Mr. Skinner has served as the Fund’s assistant portfolio manager since 2004. Messrs. Nadel and Stoeffel became assistant portfolio managers in 2013.

How to Purchase and Sell Fund Shares

Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information

The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 7

Royce Heritage Fund

Investment Goal
Royce Heritage Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Annual Trustee’s Fee—applies only to GiftShare Accounts	$50	$50	N/A

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.20%	0.21%	0.20%
Acquired fund fees and expenses	0.05%	0.05%	0.05%

Total annual Fund operating expenses	1.25%	1.51%	1.25%

Fee waivers and/or expense reimbursements	0.00%	0.00%	(0.16)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.25%	1.51%	1.09%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.04% through April 30, 2014.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Institutional Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class	Institutional Class

1 Year	$127	$154	$111

3 Years	$397	$477	$381

5 Years	$686	$824	$671

10 Years	$1,511	$1,802	$1,497

(Exclusive of $50 annual trustee’s fee per GiftShare Account.)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

8 | The Royce Fund Prospectus 2013

Royce Heritage Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. This assessment is based chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in equity securities of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of micro-cap, small-cap, and/or mid-cap companies with market capitalizations up to $5 billion.
     Normally, the Fund invests at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by micro-cap, small-cap, and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information).
     In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and an account could lose money over short or long periods of time.
     The prices of micro-cap, small-cap, and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Investment Class commenced operations on March 15, 2007. Performance information prior to this date is for the Service Class. The Institutional Class has not yet commenced operations. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 29.02% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -24.91% (quarter ended 12/31/08).

The Royce Fund Prospectus 2013 | 9

Royce Heritage Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Service Class
Return Before Taxes	14.30%	5.05%	11.12%
Return After Taxes on Distributions	13.82	4.63	9.88
Return After Taxes on Distributions and Sale of Fund Shares	9.91	4.27	9.41

Investment Class
Return Before Taxes	14.61	5.28	11.24

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Certain immaterial adjustments were made to the net assets of the Fund at 12/30/11 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, serves as the Fund’s lead portfolio manager. James J. Harvey and Steven G. McBoyle manage the Fund with him. They are assisted by Christopher D. Clark. Mr. Royce has managed the Fund since its inception. Mr. Harvey became portfolio manager in 2010 and previously served as assistant portfolio manager (2004-2010). Mr. McBoyle became portfolio manager in 2012 and in 2011 served as assistant portfolio manager. Mr. Clark became assistant portfolio manager in 2011.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     The minimum initial investment for Institutional Class shares is $1,000,000.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10 | The Royce Fund Prospectus 2013

Royce Value Plus Fund

Investment Goal
Royce Value Plus Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.27%	0.20%	0.06%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	1.28%	1.46%	1.07%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class	Institutional Class

1 Year	$130	$149	$109

3 Years	$406	$462	$340

5 Years	$702	$797	$590

10 Years	$1,545	$1,746	$1,306

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 11

Royce Value Plus Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap, small-cap, and/or mid-cap companies with market capitalizations up to $5 billion that it believes are trading significantly below its estimate of their current worth. This assessment is based chiefly on balance sheet quality and cash flow levels. Consistent with Royce’s value approach to investing, the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return, and low leverage. The Fund also gives consideration to those companies that Royce believes have above-average growth prospects.
     Normally, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations up to $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of micro-cap, small-cap, and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Institutional Class commenced operations on May 10, 2006, and the Investment Class commenced operations on March 15, 2007. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -28.98% (quarter ended 12/31/08).

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

12 | The Royce Fund Prospectus 2013

Royce Value Plus Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Service Class
Return Before Taxes	15.25%	0.69%	12.78%
Return After Taxes on Distributions	15.25	0.56	12.26
Return After Taxes on Distributions and Sale of Fund Shares	9.91	0.52	11.24

Institutional Class
Return Before Taxes	15.68	1.06	13.02

Investment Class
Return Before Taxes	15.45	0.99	12.97

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. James A. (Chip) Skinner III, Portfolio Manager and Principal of Royce, manages the Fund, assisted by W. Whitney George and Carl D. Brown. Mr. Skinner has been the Fund’s primary portfolio manager since 2008 and previously co-managed the Fund (2003-2007). Mr. George previously served as co-manager (2003-2007) and became assistant portfolio manager in 2008. Mr. Brown became assistant portfolio manager in 2013.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     The minimum initial investment for Institutional Class shares is $1,000,000.
     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 13

Royce Premier Fund

Investment Goal
Royce Premier Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.94%	0.94%	0.94%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.12%	0.14%	0.04%

Total annual Fund operating expenses	1.06%	1.33%	0.98%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class	Institutional Class

1 Year	$108	$135	$100

3 Years	$337	$421	$312

5 Years	$585	$729	$542

10 Years	$1,294	$1,601	$1,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

14 | The Royce Fund Prospectus 2013

Royce Premier Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $750 million to $2.5 billion. Royce looks for companies that it considers “premier”—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

     Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. Each Class has substantially similar returns because all invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class).

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 21.96% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.95% (quarter ended 12/31/08).

     The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual

The Royce Fund Prospectus 2013 | 15

Royce Premier Fund (concluded)

retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Investment Class
Return Before Taxes	11.45%	5.95%	12.57%
Return After Taxes on Distributions	10.25	5.36	11.75
Return After Taxes on Distributions and Sale of Fund Shares	9.00	5.08	11.11

Service Class
Return Before Taxes	11.14	5.70	12.34

Institutional Class
Return Before Taxes	11.57	6.07	12.68

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and W. Whitney George, Co-Chief Investment Officer, Managing Director, and Portfolio Manager of Royce, co-manage the Fund, assisted by Lauren A. Romeo. Mr. Royce has managed the Fund since its inception and Mr. George has co-managed the Fund with him since 2002. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2006.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     The minimum initial investment for Institutional Class shares is $1,000,000.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16 | The Royce Fund Prospectus 2013

Royce Special Equity Fund

Investment Goal
Royce Special Equity Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.99%	0.99%	0.99%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.14%	0.19%	0.03%

Total annual Fund operating expenses	1.13%	1.43%	1.02%

Fee waivers and/or expense reimbursements	0.00%	(0.04)%	0.00%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.13%	1.39%	1.02%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expenses at or below 1.39% through April 30, 2014.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class	Institutional Class

1 Year	$115	$142	$104

3 Years	$359	$449	$325

5 Years	$622	$778	$563

10 Years	$1,375	$1,710	$1,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 17

Royce Special Equity Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.
     Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2012 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

     The Fund’s intensive value approach may not be successful and could result in portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Institutional Class commenced operations on July 25, 2003, and the Service Class commenced operations on October 2, 2003. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class’s expenses had been reflected, returns prior to October 2, 2003 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 18.68% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -14.91% (quarter ended 12/31/08).

     The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

18 | The Royce Fund Prospectus 2013

Royce Special Equity Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Investment Class
Return Before Taxes	15.36%	7.34%	9.37%
Return After Taxes on Distributions	14.15	6.68	8.56
Return After Taxes on Distributions and Sale of Fund Shares	11.56	6.22	8.14

Service Class
Return Before Taxes	15.10	7.12	9.16

Institutional Class
Return Before Taxes	15.46	7.44	9.45

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles R. Dreifus, Portfolio Manager and Principal of Royce, manages the Fund. Mr. Dreifus has managed the Fund since its inception.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     The minimum initial investment for Institutional Class shares is $1,000,000.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 19

Royce Value Fund

Investment Goal
Royce Value Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.19%	0.20%	0.05%

Total annual Fund operating expenses	1.19%	1.45%	1.05%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class	Institutional Class

1 Year	$121	$148	$107

3 Years	$378	$459	$334

5 Years	$654	$792	$579

10 Years	$1,443	$1,735	$1,283

Portfolio Turnover
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

20 | The Royce Fund Prospectus 2013

Royce Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and mid-cap companies, those with stock market capitalizations from $750 million to $5 billion, that Royce believes are trading significantly below its estimate of their current worth. The Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return, and low leverage.
     Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2012 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Institutional Class commenced operations on June 1, 2006, and the Investment Class commenced operations on March 15, 2007. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.83% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.16% (quarter ended 12/31/08).

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

The Royce Fund Prospectus 2013 | 21

Royce Value Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Service Class
Return Before Taxes	9.56%	3.83%	13.23%
Return After Taxes on Distributions	8.68	3.46	12.59
Return After Taxes on Distributions and Sale of Fund Shares	7.36	3.27	11.70

Institutional Class
Return Before Taxes	10.04	4.22	13.47

Investment Class
Return Before Taxes	9.88	4.12	13.40

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Jay S. Kaplan, Portfolio Manager and Principal of Royce, manages the Fund, assisted by Lauren A. Romeo and W. Whitney George. Mr. Kaplan previously served as the Fund’s co-manager (2003-2012) and became primary portfolio manager in 2013. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2008. Mr. George became assistant portfolio manager in 2013. He previously served as co-manager (2004-2012).

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     The minimum initial investment for Institutional Class shares is $1,000,000.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22 | The Royce Fund Prospectus 2013

Royce 100 Fund

Investment Goal
Royce 100 Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.19%	0.21%	0.19%
Acquired fund fees and expenses	0.02%	0.02%	0.02%

Total annual Fund operating expenses	1.21%	1.48%	1.21%

Fee waivers and/or expense reimbursements	0.00%	0.00%	(0.15)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.21%	1.48%	1.06%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.04% through April 30, 2014.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Institutional Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class	Institutional Class

1 Year	$123	$151	$108

3 Years	$384	$468	$369

5 Years	$665	$808	$651

10 Years	$1,466	$1,768	$1,453

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 23

Royce 100 Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap, and/or mid-cap companies with stock market capitalizations up to $5 billion. Royce selects securities of approximately 100 “outstanding” micro-cap, small-cap, and/or mid-cap companies—those that Royce believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
     Normally, the Fund invests at least 80% of its net assets in equity securities primarily issued by companies with stock market capitalizations up to $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of micro-cap, small-cap, and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of smaller-company securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Investment Class commenced operations on March 15, 2007. Performance information prior to this date is for the Service Class. The Institutional Class has not yet commenced operations. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 23.51% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.54% (quarter ended 9/30/11).

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are

24 | The Royce Fund Prospectus 2013

Royce 100 Fund (concluded)

subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	Since Inception (6/30/03)

Service Class
Return Before Taxes	11.52%	4.93%	10.17%
Return After Taxes on Distributions	10.03	4.38	9.40
Return After Taxes on Distributions and Sale of Fund Shares	9.37	4.17	8.79

Investment Class
Return Before Taxes	11.78	5.12	10.30

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	8.36

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and Lauren A. Romeo co-manage the Fund. Mr. Royce has managed the Fund since its inception. Ms. Romeo became co-manager in 2013, portfolio manager in 2010, and previously served as assistant portfolio manager (2006-2010).

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     The minimum initial investment for Institutional Class shares is $1,000,000.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 25

Royce Total Return Fund

Investment Goals
Royce Total Return Fund’s investment goals are long-term growth of capital and current income.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.97%	0.97%	0.97%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.13%	0.17%	0.05%
Acquired fund fees and expenses	0.04%	0.04%	0.04%

Total annual Fund operating expenses	1.14%	1.43%	1.06%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class	Institutional Class

1 Year	$116	$146	$108

3 Years	$362	$452	$337

5 Years	$628	$782	$585

10 Years	$1,386	$1,713	$1,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

26 | The Royce Fund Prospectus 2013

Royce Total Return Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap and micro-cap companies that it believes are trading significantly below its estimate of their current worth. This assessment is based chiefly on balance sheet quality and cash flow levels. Of the more than 4,100 small-cap and micro-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to mitigate some of the volatility inherent in the prices of small-cap and micro-cap securities.
     Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Institutional Class commenced operations on March 4, 2003. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class).

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 17.40% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.16% (quarter ended 12/31/08).

The Royce Fund Prospectus 2013 | 27

Royce Total Return Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Investment Class
Return Before Taxes	14.42%	3.83%	8.87%
Return After Taxes on Distributions	13.38	3.38	8.27
Return After Taxes on Distributions and Sale of Fund Shares	10.72	3.20	7.76

Service Class
Return Before Taxes	14.11	3.63	8.68

Institutional Class
Return Before Taxes	14.48	3.94	8.99

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

     The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, serves as the Fund’s lead portfolio manager. Jay S. Kaplan, Portfolio Manager and Principal of Royce, manages the Fund with him. They are assisted by George Necakov and Chris E. Flynn. Mr. Royce has managed the Fund since its inception. Mr. Kaplan began to manage the Fund in 2011 and previously served as assistant portfolio manager (2005-2011). Mr. Necakov has served as assistant portfolio manager since 2005, and Mr. Flynn has served as assistant portfolio manager since 2007.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     The minimum initial investment for Institutional Class shares is $1,000,000.
     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28 | The Royce Fund Prospectus 2013

Royce Dividend Value Fund

Investment Goals
Royce Dividend Value Fund’s investment goals are long-term growth of capital and current income.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.19%	0.23%	0.33%
Acquired fund fees and expenses	0.04%	0.04%	0.04%

Total annual Fund operating expenses	1.23%	1.52%	1.37%

Fee waivers and/or expense reimbursements	0.00%	0.00%	(0.29)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.23%	1.52%	1.08%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.04% through April 30, 2015.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Institutional class for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class	Institutional Class

1 Year	$125	$155	$110

3 Years	$390	$480	$375

5 Years	$676	$829	$693

10 Years	$1,489	$1,813	$1,594

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 29

Royce Dividend Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of micro-cap, small-cap, and/or mid-cap companies with market capitalization up to $5 billion that it believes are trading significantly below its estimate of their current worth. This assessment is based chiefly on balance sheet quality and cash flow levels. Of the more than 4,800 micro-cap, small-cap, and mid-cap companies, more than 1,000 currently pay dividends. Investing in such securities may mitigate some of the volatility inherent in the prices of micro-cap, small-cap, and mid-cap securities.
     Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of up to $5 billion (micro-cap, small-cap, and mid-cap companies) at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of micro-cap, small-cap, and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute, and/or that the Fund will achieve its investment goals.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Investment Class commenced operations on September 14, 2007, and the Institutional Class commenced operations on September 4, 2012. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.51% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.49% (quarter ended 12/31/08).

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not

30 | The Royce Fund Prospectus 2013

Royce Dividend Value Fund (concluded)

apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	Since Inception (5/3/04)

Service Class
Return Before Taxes	16.95%	6.51%	8.28%
Return After Taxes on Distributions	16.68	6.23	7.62
Return After Taxes on Distributions and Sale of Fund Shares	11.34	5.56	7.07

Investment Class
Return Before Taxes	17.26	6.75	8.44

Institutional Class
Return Before Taxes	17.03	6.53	8.29

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	6.21

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, serves as the Fund’s lead portfolio manager. Jay S. Kaplan, Portfolio Manager and Principal of Royce, manages the Fund with him. They are assisted by Francis D. Gannon and James J. Harvey. Mr. Royce has managed the Fund since its inception; Mr. Kaplan has managed the Fund with him since 2007. Mr. Gannon became assistant portfolio manager in 2011. Mr. Harvey became assistant portfolio manager in 2013.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     The minimum initial investment for Institutional Class shares is $1,000,000.
     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 31

Royce Micro-Cap Fund

Investment Goal
Royce Micro-Cap Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.30%	1.30%
Distribution (12b-1) fees	0.00%	0.25%
Other expenses	0.17%	0.19%
Acquired fund fees and expenses	0.02%	0.02%

Total annual Fund operating expenses	1.49%	1.76%

Fee waivers and/or expense reimbursements	0.00%	(0.08)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.49%	1.68%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.66% through April 30, 2014.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class

1 Year	$152	$171

3 Years	$471	$546

5 Years	$813	$947

10 Years	$1,779	$2,067

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

32 | The Royce Fund Prospectus 2013

Royce Micro-Cap Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap companies, a universe of more than 3,000 companies with stock market capitalizations up to $750 million. Using its value approach, Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth. This assessment is based chiefly on balance sheet quality and cash flow levels.
     Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information).
     In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s benchmark, and the Russell 2000 Index. Each Class has substantially similar returns because all invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class.
     The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

The Royce Fund Prospectus 2013 | 33

Royce Micro-Cap Fund (concluded)

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 30.69% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.46% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Investment Class
Return Before Taxes	8.01%	2.57%	11.35%
Return After Taxes on Distributions	7.05	1.86	9.93
Return After Taxes on Distributions and Sale of Fund Shares	6.40	1.98	9.65

Service Class
Return Before Taxes	7.76	2.42	11.19

Russell Microcap Index (Reflects no deductions for fees, expenses, or taxes)	19.75	1.46	8.42

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Certain immaterial adjustments were made to the net assets of the Fund at 12/30/11 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Jenifer L. Taylor, Portfolio Manager of Royce, manages the Fund, assisted by W. Whitney George and Brendan J. Hartman. Ms. Taylor previously served as the Fund’s assistant portfolio manager (2004-2005) and co-manager (2006-2008). She has served as primary portfolio manager since 2009. Mr. George has served as assistant portfolio manager since 2009. He previously served as the Fund’s primary portfolio manager (2001-2005) and co-manager (2006-2008). Mr. Hartman became assistant portfolio manager in 2013.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34 | The Royce Fund Prospectus 2013

Royce Opportunity Fund

Investment Goal
Royce Opportunity Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.13%	0.21%	0.04%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	1.14%	1.47%	1.05%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class	Institutional Class

1 Year	$116	$150	$107

3 Years	$362	$465	$334

5 Years	$628	$803	$579

10 Years	$1,386	$1,757	$1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 35

Royce Opportunity Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion, in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities.
     Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations up to $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets in securities of companies headquartered in foreign countries.
     Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     The Fund’s opportunistic value approach may not be successful and could result in portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. Each Class has substantially similar returns because all invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class).

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 36.91% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -36.30% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Investment Class
Return Before Taxes	22.59%	4.67%	12.02%
Return After Taxes on Distributions	21.52	4.18	10.90
Return After Taxes on Distributions and Sale of Fund Shares	15.90	3.85	10.47

Service Class
Return Before Taxes	22.14	4.41	11.78

Institutional Class
Return Before Taxes	22.70	4.79	12.13

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

36 | The Royce Fund Prospectus 2013

Royce Opportunity Fund (concluded)

     The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Boniface A. Zaino, Managing Director and Portfolio Manager of Royce, manages the Fund, assisted by William A. Hench. Mr. Zaino has managed the Fund since 1998. Mr. Hench has served as the Fund’s assistant portfolio manager since 2004.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     The minimum initial investment for Institutional Class shares is $1,000,000.
     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 37

Royce Global Value Fund

Investment Goal
Royce Global Value Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%	1.25%
Distribution (12b-1) fees	0.00%	0.25%
Other expenses	0.22%	0.30%
Acquired fund fees and expenses	0.01%	0.01%

Total annual Fund operating expenses	1.48%	1.81%

Fee waivers and/or expense reimbursements	0.00%	(0.11)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.48%	1.70%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2014.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class

1 Year	$151	$173

3 Years	$468	$559

5 Years	$808	$970

10 Years	$1,768	$2,118

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

38 | The Royce Fund Prospectus 2013

Royce Global Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that generally a significant portion of the Fund’s assets will be invested in the equity securities of micro-cap, small-cap, and/or mid-cap companies with market capitalizations up to $5 billion.
     Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.
     In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
     The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2012 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap, and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total

The Royce Fund Prospectus 2013 | 39

Royce Global Value Fund (concluded)

Returns chart shows performance year by year since the Fund’s inception. (Service Class used for illustrative purposes—returns differ by Class.) The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global Small Cap Index, the Fund’s benchmark index. The Investment Class commenced operations on September 1, 2010. Returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 30.22% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.01% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	Since Inception (12/29/06)

Service Class
Return Before Taxes	11.03%	3.57%	5.28%
Return After Taxes on Distributions	10.92	3.48	5.09
Return After Taxes on Distributions and Sale of Fund Shares	7.32	3.05	4.49

Investment Class
Return Before Taxes	11.37	3.69	5.38

Russell Global Small Cap Index (Reflects no deductions for fees, expenses, or taxes)	17.75	0.19	1.67

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. W. Whitney George, Co-Chief Investment Officer, Managing Director, and Portfolio Manager of Royce, and David A. Nadel, Portfolio Manager and Director of International Research of Royce, co-manage the Fund. Mr. George has managed the Fund since its inception. Mr. Nadel served as assistant portfolio manager from the Fund’s inception until 2009 when he began to co-manage the Fund with Mr. George.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40 | The Royce Fund Prospectus 2013

Royce International Smaller-Companies Fund

Investment Goal
Royce International Smaller-Companies Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%
Distribution (12b-1) fees	0.25%
Other expenses	0.63%
Acquired fund fees and expenses	0.02%

Total annual Fund operating expenses	2.15%

Fee waivers and/or expense reimbursements	(0.44)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.71%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2014 and at or below 1.99% through April 30, 2023.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$174

3 Years	$602

5 Years	$1,055

10 Years	$2,314

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 41

Royce International Smaller-Companies Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities issued by non-U.S.(“international”) companies located outside of the United States, i.e., companies that are headquartered, organized, and/or whose stock principally trades outside of the United States, with market capitalizations up to $5 billion. Royce invests the Fund’s assets in companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and are trading significantly below its estimate of their current worth.
     Normally, the Fund invests at least 80% of its net assets in the equity securities of companies with market capitalizations up to $5 billion at the time of investment. Under normal market conditions at least 65% of the Fund’s net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund’s international investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any international securities that it purchases.
     In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce International Smaller-Companies Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investment in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.
     The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how

42 | The Royce Fund Prospectus 2013

Royce International Smaller-Companies Fund (concluded)

the Fund’s average annual total returns for various periods compare with those of the Russell Global ex-U.S. Small Cap Index, the Fund’s benchmark index.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 33.17% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.43% (quarter ended 9/30/11).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	Since Inception (6/30/08)

Return Before Taxes	19.39%	5.79%
Return After Taxes on Distributions	19.15	5.27
Return After Taxes on Distributions and Sale of Fund Shares	12.92	4.88

Russell Global ex-U.S. Small Cap Index (Reflects no deductions for fees, expenses, or taxes)	18.84	1.83

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. David A. Nadel, Portfolio Manager and Director of International Research of Royce, serves as the Fund’s lead portfolio manager. Charles M. Royce, President and Co-Chief Investment Officer of Royce, manages the Fund with him. They are assisted by Dilip P. Badlani. Mr. Nadel began to manage the Fund in 2011 and previously served as assistant portfolio manager (2009-2011). Mr. Royce has managed the Fund since its inception. Mr. Badlani became assistant portfolio manager in 2013.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 43

Royce Select Fund I

Investment Goal
The investment goal of Royce Select Fund I is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution (12b-1) fees	0.00%
Other expenses
Dividends on securities sold short	0.00%
Other	0.15%

Total annual Fund operating expenses	1.15%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$117

3 Years	$365

5 Years	$633

10 Years	$1,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

44 | The Royce Fund Prospectus 2013

Royce Select Fund I (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, may invest the Fund’s assets in both long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap, and/or mid-cap companies with market capitalizations up to $5 billion. Royce selects these securities from a universe of more than 4,800 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security.
     Normally, the Fund invests at least 80% of its net assets in equity securities of micro-cap, small-cap, and mid-cap companies with market capitalizations up to $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 15% of its assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.
     The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise over-priced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
     The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Select Fund I is subject to market risk—the possibility that common stock prices will decline, or that the prices of securities sold short will increase, over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of micro-cap, small-cap, and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap, and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap, or mid-cap security than it would be for a larger-cap security because of such securities’ lower trading volumes.
     Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be

The Royce Fund Prospectus 2013 | 45

Royce Select Fund I (concluded)

more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     The Fund’s borrowing for investment purposes may increase its volatility and magnify its losses. Interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
     The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 21.40% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.87% (quarter ended 12/31/08).

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Return Before Taxes	13.68%	6.01%	12.84%
Return After Taxes on Distributions	11.93	4.84	10.92
Return After Taxes on Distributions and Sale of Fund Shares	10.86	4.89	10.83

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. Lauren A. Romeo, Portfolio Manager of Royce, manages the Fund, assisted by Charles M. Royce. Ms. Romeo served as the Fund’s assistant portfolio manager from 2005-2006, co-managed the Fund from 2006 to 2009, and became the Fund’s primary portfolio manager in 2009. Mr. Royce served as portfolio manager at the Fund’s inception, became co-manager with Ms. Romeo from 2006-2009, and became assistant portfolio manager in 2009.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

46 | The Royce Fund Prospectus 2013

Royce Select Fund II

Investment Goal
 The investment goal of Royce Select Fund II is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%
Distribution (12b-1) fees	0.00%
Other expenses
Dividends on securities sold short	0.10%
Other	1.72%
Acquired fund fees and expenses	0.01%

Total annual Fund operating expenses	3.08%

Fee waivers and/or expense reimbursements	(1.48)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.60%

For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated June 30, 2005, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) relating to the Fund. Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2015 and at or below 1.99% through April 30, 2023.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$163

3 Years	$559

5 Years	$1,034

10 Years	$2,349

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 47

Royce Select Fund II (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, may invest the Fund’s assets in both long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap, and/or mid-cap companies with market capitalizations up to $5 billion. Royce selects these securities from a universe of more than 4,800 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce considers balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security. Royce may also attempt to take advantage of what it believes are opportunistic situations for undervalued securities, such as turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies.
     Normally, the Fund invests at least 80% of its net assets in U.S. and/or foreign equity securities of micro-cap, small-cap, and mid-cap companies with market capitalizations up to $5 billion. Royce defines “foreign” as those equity securities of companies “located” outside of the United States. A company is deemed to be “located” outside of the United States if its country of organization, its headquarters, and/or the principal trading market of its stock are located outside of the United States. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 35% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.
     In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio. The Fund may engage in active and frequent trading of its portfolio.
     The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. Some of these ETFs may use financial derivatives or leverage in an attempt to provide a multiple of the returns of the underlying index on a daily basis or the inverse of those returns. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise over-priced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
     The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Select Fund II is subject to market risk—the possibility that common stock prices will decline, or that the prices of securities sold short will increase, over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than

48 | The Royce Fund Prospectus 2013

Royce Select Fund II (continued)

those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
     The prices of micro-cap, small-cap, and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap, and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales, particularly short sales of leveraged ETFs or holdings of inverse ETFs, can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities’ lower trading volumes.
     Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.
     The Fund’s borrowing for investment purposes may increase its volatility and magnify its losses. Interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds. In addition, the Fund’s high portfolio turnover rate may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index and the Russell Global Small Cap Index, the Fund’s benchmark indexes.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 32.86% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.13% (quarter ended 12/31/08).

The Royce Fund Prospectus 2013 | 49

Royce Select Fund II (concluded)

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	Since Inception (6/30/05)

Return Before Taxes	13.77%	5.60%	6.39%
Return After Taxes on Distributions	11.97	4.64	5.21
Return After Taxes on Distributions and Sale of Fund Shares	9.50	4.58	5.08

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	5.26

Russell Global Small Cap Index (Reflects no deductions for fees, expenses, or taxes)	17.75	0.19	5.90

Certain immaterial adjustments were made to the net assets of the Fund at 12/30/11 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. James J. Harvey, Portfolio Manager of Royce, manages the Fund, assisted by Charles M. Royce. Mr. Harvey had co-managed the Fund since its inception and became the Fund’s primary portfolio manager in 2009. Mr. Royce had co-managed the Fund since its inception and became assistant portfolio manager in 2009.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

50 | The Royce Fund Prospectus 2013

Royce Global Select Long/Short Fund

Investment Goal
The investment goal of Royce Global Select Long/Short Fund is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%
Distribution (12b-1) fees	0.00%
Other expenses
Dividends on securities sold short	0.21%
Other	0.74%

Total annual Fund operating expenses	2.20%

Fee waivers and/or expense reimbursements	(0.50)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.70%

For the period beginning September 28, 2012 and ending on the date that the Fund’s pre-fee cumulative total return exceeds its pre-fee total return as of the day on which a fee was last accrued under its Investment Advisory Agreement dated June 30, 2005, Royce has contractually agreed, without right of termination, to waive its compensation and/or agrees to reimburse ordinary operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not borne in the ordinary course of business) relating to the Fund. Thereafter, Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2015 and at or below 1.99% through April 30, 2023.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return for each year and that the Fund’s total annual operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$173

3 Years	$589

5 Years	$1,086

10 Years	$2,453

Portfolio Turnover
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 51

Royce Global Select Long/Short Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, may invest the Fund’s assets in both long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap, and/or mid-cap companies with market capitalizations up to $5 billion. Royce selects these securities from a universe of more than 4,800 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security.
     Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies “located” in at least three countries outside of the United States, i.e., countries that are headquartered, organized, and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. No more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.
     In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.
     The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. Some of these ETFs may use financial derivatives or leverage in an attempt to provide a multiple of the returns of the underlying index on a daily basis or the inverse of those returns. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise overpriced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
     The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Global Select Long/Short Fund is subject to market risk—the possibility that common stock prices will decline, or that the prices of securities sold short will increase, over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered

52 | The Royce Fund Prospectus 2013

Royce Global Select Long/Short Fund (continued)

companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
     The prices of micro-cap, small-cap, and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap, and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales, particularly short sales of leveraged ETFs or holdings of inverse ETFs, can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands the securities to be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap, or mid-cap security than it would be for a larger-cap security because of such securities’ lower trading volumes.
     Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that is able to pass through to shareholders.
     The Fund’s borrowing for investment purposes may increase its volatility and magnify its losses. Interest and other borrowing costs may exceed the gain on securities purchased by borrowed funds.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global Small Cap Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 23.54% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.04% (quarter ended 9/30/08).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	Since Inception (6/30/05)

Return Before Taxes	14.02%	5.05%	10.56%
Return After Taxes on Distributions	13.50	4.61	9.82
Return After Taxes on Distributions and Sale of Fund Shares	9.71	4.24	8.99

Russell Global Small Cap Index (Reflects no deductions for fees, expenses, or taxes)	17.75	0.19	5.90

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of

The Royce Fund Prospectus 2013 | 53

Royce Global Select Long/Short Fund (concluded)

each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. David A. Nadel, Portfolio Manager and Director of International Research of Royce, manages the Fund, assisted by W. Whitney George. Mr. Nadel previously co-managed the Fund (2007-2009) and became the Fund’s primary portfolio manager in 2009. Mr. George has served as the Fund’s assistant portfolio manager since 2009 and has been a portfolio manager with the Fund since its inception.

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment and Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

54 | The Royce Fund Prospectus 2013

Royce Enterprise Select Fund

Investment Goal The investment goal of Royce Enterprise Select Fund is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution (12b-1) fees	0.00%
Other expenses
Dividends on securities sold short	0.00%
Other	2.86%

Total annual Fund operating expenses	3.86%

Fee waivers and/or expense reimbursements	(2.62)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.24%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.24% through April 30, 2015 and at or below 1.99% through April 30, 2023.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return for each year and that the Fund’s total annual operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$126

3 Years	$475

5 Years	$930

10 Years	$2,192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 55

Royce Enterprise Select Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in a limited number (generally less than 100) of the equity securities of small-cap and mid-cap companies with market capitalizations from $750 million to $15 billion. Royce looks for companies that possess attractive enterprise characteristics, which may include discernible competitive and/or industry advantages, pricing power, business franchise, franchise sustainability, strong balance sheets, and low leverage.

    Normally, the Fund invests at least 80% of its net assets in equity securities and 65% of its net assets in small-cap and mid-cap companies with market capitalizations between $750 million and $15 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio. The Fund may engage in active and frequent trading of its portfolio.

    The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise over-priced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.

    The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Enterprise Select Fund is subject to market risk—the possibility that common stock prices will decline, or that the prices of securities sold short will increase, over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands the securities to be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a small-cap and/or mid-cap security than it would be for a larger-cap security because of such securities’ lower trading volume.

    Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that is able to pass through to shareholders.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

56 | The Royce Fund Prospectus 2013

Royce Enterprise Select Fund (concluded)

    The Fund’s borrowing for investment purposes may increase its volatility and magnify its losses. Interest and other borrowing costs may exceed the gain on securities purchased by borrowed funds. In addition, the Fund’s high portfolio turnover rate may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with that of the Russell 2500 Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 14.74% (quarter ended 12/31/11) and the lowest return for a calendar quarter was -17.49% (quarter ended 9/30/11).

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	Since Inception (9/28/07)

Return Before Taxes	15.68%	4.59%	4.47%
Return After Taxes on Distributions	13.17	3.70	3.61
Return After Taxes on Distributions and Sale of Fund Shares	11.43	3.58	3.49

Russell 2500 Index (Reflects no deductions for fees, expenses, or taxes)	17.88	4.34	3.26

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. Steven G. McBoyle, Portfolio Manager of Royce, manages the Fund, assisted by Charles M. Royce. Messrs. McBoyle and Royce had served as co-managers of the Fund from inception and became the Fund’s portfolio manager and assistant portfolio manager, respectively, in 2009.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 57

Royce Opportunity Select Fund

Investment Goal The investment goal of Royce Opportunity Select Fund is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution (12b-1) fees	0.00%
Other expenses
Dividends on securities sold short	0.14%
Other	1.53%

Total annual Fund operating expenses	2.67%

Fee waivers and/or expense reimbursements	(1.29)%

Total annual operating expenses after fee waivers and/or expense reimbursements	1.38%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses (excluding dividend expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.24% through April 30, 2015 and at or below 1.99% through April 30, 2023.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$140

3 Years	$436

5 Years	$921

10 Years	$2,258

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 196% of the average value of its portfolio.

58 | The Royce Fund Prospectus 2013

Royce Opportunity Select Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, may invest the Fund’s assets in both long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion, in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies.

    Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its assets in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio. The Fund may engage in active and frequent trading of its portfolio.

    The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise over-priced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.

    The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Opportunity Select Fund is subject to market risk—the possibility that common stock prices will decline, or that the prices of securities sold short will increase, over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities’ lower trading volumes.

    Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries

The Royce Fund Prospectus 2013 | 59

Royce Opportunity Select Fund (concluded)

or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

    The Fund’s borrowing for investment purposes may increase its volatility and magnify its losses. Interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds. In addition, the Fund’s high portfolio turnover rate may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

The Fund’s opportunistic approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 21.74% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -26.25% (quarter ended 9/30/11).

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	Since Inception (8/31/10)

Return Before Taxes	35.14%	17.41%
Return After Taxes on Distributions	31.66	15.43
Return After Taxes on Distributions and Sale of Fund Shares	23.11	13.83

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	17.52

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. William A. Hench, Portfolio Manager of Royce, manages the Fund, assisted by Boniface A. Zaino. Mr. Hench and Mr. Zaino have served as the Fund’s portfolio manager and assistant portfolio manager, respectively, since its inception.

How to Purchase and Sell Fund Shares

Minimum initial investments for shares of the Fund’s Investment Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

60 | The Royce Fund Prospectus 2013

Royce Micro-Cap Discovery Fund

Investment Goal Royce Micro-Cap Discovery Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	1.69%

Total annual Fund operating expenses	2.94%

Fee waivers and/or expense reimbursements	(1.45)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.49%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses at or below 1.49% through April 30, 2014 and at or below 1.99% through April 30, 2023.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$152

3 Years	$576

5 Years	$1,026

10 Years	$2,277

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 61

Royce Micro-Cap Discovery Fund (continued)

Principal Investment Strategies

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap companies with stock market capitalizations up to $750 million. Royce’s proprietary model for the Fund uses quantitative fundamental factors to make purchase and sale recommendations for the Fund’s portfolio. Such model-generated recommendations are then evaluated by the Fund’s portfolio managers using both quantitative and qualitative portfolio analysis before investment decisions are implemented by the Fund’s portfolio managers. The model and the Fund’s portfolio managers use Royce’s value approach, focusing on such factors as balance sheet quality, cash flow levels, and various other measures of a company’s profitability.

    Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Micro-Cap Discovery Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The Fund is dependent on Royce for its success, and Royce in turn relies on both its proprietary model and the Fund’s portfolio managers. To the extent that the market for micro-cap securities does not reward those factors utilized by the model, the performance of the Fund may be negatively affected.

    The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2012 the Fund held less than 100 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Micro-cap Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 26.25% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -22.49% (quarter ended 12/31/08).

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

62 | The Royce Fund Prospectus 2013

Royce Micro-Cap Discovery Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	Since Inception (10/3/03)

Return Before Taxes	3.10%	-0.29%	4.35%
Return After Taxes on Distributions	2.96	-0.67	3.56
Return After Taxes on Distributions and Sale of Fund Shares	2.20	-0.42	3.52

Russell Microcap Index (Reflects no deductions for fees, expenses, or taxes)	19.75	1.46	4.52

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. George Necakov, Portfolio Manager and Director of Quantitative Strategies of Royce, and James J. Harvey, Portfolio Manager of Royce, co-manage the Fund, assisted by Charles M. Royce. Mr. Necakov has managed the Fund since its inception; Mr. Harvey began to co-manage with him in 2010. Mr. Royce became assistant portfolio manager of the Fund in 2010.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 63

Royce Financial Services Fund

Investment Goal Royce Financial Services Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	0.62%
Acquired fund fees and expenses	0.09%

Total annual Fund operating expenses	1.96%

Fee waivers and/or expense reimbursements	(0.38)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.58%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.49% through April 30, 2014.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$161

3 Years	$579

5 Years	$1,022

10 Years	$2,255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

64 | The Royce Fund Prospectus 2013

Royce Financial Services Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap, small-cap, and/or mid-cap companies with market capitalizations up to $5 billion that are “principally” engaged in the financial services industry. Examples of such companies include: commercial and industrial banks, savings and loan associations, companies engaged in consumer and industrial finance, insurance, securities brokerage and investment management, other financial intermediaries and firms that primarily serve the financial services industry. Royce selects securities issued by companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

    Although the Fund normally focuses on securities of financial services companies with market capitalizations up to $5 billion, it may invest an equal or greater percentage of its assets in securities of companies with larger market capitalizations. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors.

    Normally, the Fund invests at least 80% of its net assets in the equity securities of companies “principally” engaged in the financial services industry. For these purposes, a company is deemed to be principally engaged in the financial services industry if at least 50% of its consolidated assets, revenues, or net income are committed to, or are derived from, financial services-related activities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Financial Services Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The Fund focuses its investments in companies within the financial services industry. As a result, the Fund is subject to certain risks associated with this industry, including, among other things, changes in government regulations, interest rate levels, and general economic conditions. In addition, as of December 31, 2012 the Fund held less than 100 portfolio securities. The Fund’s investment in a limited number of issuers may involve more risk to investors than a more broadly diversified portfolio of securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    The prices of micro-cap, small-cap, and mid-cap companies are also generally more volatile, and their markets are less liquid, relative to larger-cap securities. Therefore, an investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from both non-financial services funds and funds investing in larger-cap companies.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
    The Fund is not a complete investment program. Rather, it is designed for long-term investors who can accept the risks of investing in a fund with common stock holdings primarily in smaller-cap financial services companies.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar

The Royce Fund Prospectus 2013 | 65

Royce Financial Services Fund (concluded)

Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index, and the financial services sector of the Russell 2500 Index of micro-cap, small-cap, and mid-cap companies.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 24.74% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.10% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	Since Inception (12/31/03)

Return Before Taxes	20.72%	1.61%	5.81%
Return After Taxes on Distributions	20.56	1.41	5.40
Return After Taxes on Distributions and Sale of Fund Shares	13.68	1.32	4.98

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	6.19

Russell 2500 Financial Services Sector (Reflects no deductions for fees, expenses, or taxes)	20.19	1.60	4.07

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, manages the Fund, assisted by Chris E. Flynn. Mr. Royce has managed the Fund since its inception. Mr. Flynn has served as the Fund’s assistant portfolio manager since 2005.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

66 | The Royce Fund Prospectus 2013

Royce SMid-Cap Value Fund

Investment Goal Royce SMid-Cap Value Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	0.65%

Total annual Fund operating expenses	1.90%

Fee waivers and/or expense reimbursements	(0.55)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.35%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses at or below 1.35% through April 30, 2014.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$137

3 Years	$544

5 Years	$975

10 Years	$2,177

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 67

Royce SMid-Cap Value Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and mid-cap companies with market capitalizations from $750 million to $10 billion that Royce believes are trading significantly below its estimate of their current worth. The Fund generally seeks to invest in securities of companies that have excellent business strengths, high internal rates of return, and exhibit above-average prospects.

    Normally, the Fund invests at least 80% of its net assets in equity securities of small-cap and mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce SMid-Cap Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2012 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 21.27% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.36% (quarter ended 12/31/08).

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an

68 | The Royce Fund Prospectus 2013

Royce SMid-Cap Value Fund (concluded)

individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	Since Inception (9/28/07)

Return Before Taxes	15.45%	3.21%	3.08%
Return After Taxes on Distributions	15.45	3.20	3.06
Return After Taxes on Distributions and Sale of Fund Shares	10.04	2.75	2.63

Russell 2500 Index (Reflects no deductions for fees, expenses, or taxes)	17.88	4.34	3.26

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. Steven G. McBoyle, Portfolio Manager of Royce, and W. Whitney George, Co-Chief Investment Officer, Managing Director, and Portfolio Manager of Royce, co-manage the Fund. Mr. McBoyle has co-managed the Fund since its inception. Mr. George began to co-manage the Fund with him in 2010.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 69

Royce Focus Value Fund

Investment Goal Royce Focus Value Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	0.80%
Acquired fund fees and expenses	0.01%

Total annual Fund operating expenses	2.06%

Fee waivers and/or expense reimbursements	(0.70)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.36%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.35% through April 30, 2014 and at or below 1.99% through April 30, 2023.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$138

3 Years	$566

5 Years	$1,019

10 Years	$2,276

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

70 | The Royce Fund Prospectus 2013

Royce Focus Value Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of micro-cap, small-cap, and mid-cap companies with market capitalizations up to $10 billion.

    Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Focus Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of micro-cap, small-cap, and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies. In addition, as of December 31, 2012 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap, and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 18.52% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -20.97% (quarter ended 9/30/11).

The Royce Fund Prospectus 2013 | 71

Royce Focus Value Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	Since Inception (2/27/09)

Return Before Taxes	9.20%	14.10%
Return After Taxes on Distributions	8.87	13.41
Return After Taxes on Distributions and Sale of Fund Shares	6.33	12.09

Russell 2500 Index (Reflects no deductions for fees, expenses, or taxes)	17.88	25.75

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. George U. Wyper, Managing Director and Portfolio Manager of Royce, manages the Fund, assisted by W. Whitney George. Mr. Wyper co-managed the Fund from 2010-2012 and became primary portfolio manager in 2013. Mr. George became assistant portfolio manager in 2013. He previously served as the Fund’s primary portfolio manager (2009-2010) and co-manager (2010-2012).

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

72 | The Royce Fund Prospectus 2013

Royce Partners Fund

Investment Goal Royce Partners Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	3.58%
Acquired fund fees and expenses	0.02%

Total annual Fund operating expenses	4.85%

Fee waivers and/or expense reimbursements	(3.48)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.37%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.35% through April 30, 2014 and at or below 1.99% through April 30, 2023.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$139

3 Years	$569

5 Years	$1,024

10 Years	$2,286

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 73

Royce Partners Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of micro-cap, small-cap, and mid-cap companies with market capitalizations up to $10 billion.

    Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Partners Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of micro-cap, small-cap, and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies. In addition, as of December 31, 2012 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap, and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 15.72% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -22.87% (quarter ended 9/30/11).

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the

74 | The Royce Fund Prospectus 2013

Royce Partners Fund (concluded)

impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	Since Inception (4/27/09)

Return Before Taxes	20.74%	10.92%
Return After Taxes on Distributions	19.85	9.63
Return After Taxes on Distributions and Sale of Fund Shares	14.18	8.92

Russell 2500 Index (Reflects no deductions for fees, expenses, or taxes)	17.88	20.42

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, has managed the Fund since its inception.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 75

Royce Special Equity Multi-Cap Fund

Investment Goal Royce Special Equity Multi-Cap Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.19%	0.26%	0.21%

Total annual Fund operating expenses	1.19%	1.51%	1.21%

Fee waivers and/or expense reimbursements	0.00%	(0.12)%	(0.17)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.19%	1.39%	1.04%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expenses at or below 1.39% through April 30, 2014, and the Institutional Class’s net annual operating expenses at or below 1.04% through April 30, 2015.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class	Institutional Class

1 Year	$121	$142	$106

3 Years	$378	$465	$350

5 Years	$654	$812	$631

10 Years	$1,443	$1,791	$1,435

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

76 | The Royce Fund Prospectus 2013

Royce Special Equity Multi-Cap Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

    Normally, the Fund invests at least 80% of its net assets in equity securities. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of mid- and larger-cap companies with market capitalizations of more than $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Special Equity Multi-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing exclusively in larger-cap companies or other asset classes. In addition, as of December 31, 2012 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more diversified portfolio of mid- and larger-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

The Fund’s intensive value approach may not be successful and could result in portfolio losses.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 1000 Index, the Fund’s benchmark index. The Investment Class commenced operations on March 1, 2012, and the Institutional Class commenced operations on April 18, 2012. Returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 12.12% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -9.94% (quarter ended 9/30/11).

    The table also presents the impact of taxes on the Fund’s returns. (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

The Royce Fund Prospectus 2013 | 77

Royce Special Equity Multi-Cap Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	Since Inception (12/31/10)

Service Class
Return Before Taxes	11.62%	9.39%
Return After Taxes on Distributions	11.34	9.19
Return After Taxes on Distributions and Sale of Fund Shares	7.92	8.02

Investment Class
Return Before Taxes	11.72	9.43

Institutional Class
Return Before Taxes	11.86	9.50

Russell 1000 Index (Reflects no deductions for fees, expenses, or taxes)	16.42	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles R. Dreifus, Portfolio Manager and Principal of Royce, manages the Fund. Mr. Dreifus has managed the Fund since its inception.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    The minimum initial investment for Institutional Class shares is $1,000,000.
    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

78 | The Royce Fund Prospectus 2013

Royce European Smaller-Companies Fund

Investment Goal Royce European Smaller-Companies Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%
Distribution (12b-1) fees	0.25%
Other expenses	0.63%
Acquired fund fees and expenses	0.03%

Total annual Fund operating expenses	2.16%

Fee waivers and/or expense reimbursements	(0.44)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.72%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2014 and at or below 1.99% through April 30, 2023.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$175

3 Years	$605

5 Years	$1,060

10 Years	$2,324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 79

Royce European Smaller-Companies Fund (continued)

Principal Investment Strategies
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies “located” in Europe, i.e., companies that are headquartered, organized, and/or whose stock principally trades in Europe, with market capitalizations up to $5 billion. Royce invests the Fund’s assets in companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

    Normally, the Fund invests at least 80% of its net assets in the equity securities of companies that are located in Europe with market capitalizations up to $5 billion at the time of investment. From time to time, a substantial portion of the Fund’s assets may be invested in European companies located in a single country. No more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries.” Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

    In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce European Smaller-Companies Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.

    The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2012 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap, and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Europe Small Cap Index, the Fund’s benchmark index.

80 | The Royce Fund Prospectus 2013

Royce European Smaller-Companies Fund (concluded)

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 34.11% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -28.83% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	Since Inception (12/29/06)

Return Before Taxes	23.83%	2.44%	2.27%
Return After Taxes on Distributions	23.56	2.14	2.02
Return After Taxes on Distributions and Sale of Fund Shares	15.84	2.00	1.87

Russell Europe Small Cap Index (Reflects no deductions for fees, expenses, or taxes)	28.93	-3.44	-2.17

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. David A. Nadel, Portfolio Manager and Director of International Research of Royce, serves as the Fund’s lead portfolio manager. Charles M. Royce, President and Co-Chief Investment Officer of Royce, manages the Fund with him. They are assisted by Mark Rayner. Mr. Nadel began to manage the Fund in 2011 and previously served as assistant portfolio manager (2009-2011). Mr. Royce has managed the Fund since its inception. Mr. Rayner became assistant portfolio manager in 2013.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 81

Royce Global Dividend Value Fund

Investment Goals Royce Global Dividend Value Fund’s investment goals are long-term growth of capital and current income.

Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%
Distribution (12b-1) fees	0.25%
Other expenses	1.36%
Acquired fund fees and expenses	0.01%

Total annual Fund operating expenses	2.87%

Fee waivers and/or expense reimbursements	(1.17)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.70%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2014 and at or below 1.99% through April 30, 2023.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$173

3 Years	$598

5 Years	$1,050

10 Years	$2,303

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

82 | The Royce Fund Prospectus 2013

Royce Global Dividend Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of micro-cap, small-cap, and/or mid-cap companies with market capitalizations up to $5 billion that it believes are trading significantly below its estimate of their current worth. This assessment is based chiefly on balance sheet quality and cash flow levels. Investing in such securities may tend to stabilize the volatility inherent in the prices of micro-cap, small-cap, and mid-cap securities.

    Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of up to $5 billion (micro-cap, small-cap, and mid-cap companies) at the time of investment. The Fund may invest in other investment companies that invest in equity securities.
    Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies “located” in at least three different countries outside of the United States, i.e., companies that are headquartered, organized, and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.
    In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Dividend Value Fund is subject to market risk the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investments in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.

    The prices of micro-cap, small-cap, and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute, and/or that the Fund will achieve its investment goals.

    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

The Royce Fund Prospectus 2013 | 83

Royce Global Dividend Value Fund (concluded)

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global Small Cap Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 15.32% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -19.48% (quarter ended 9/30/11).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	Since Inception (12/31/10)

Return Before Taxes	22.52%	1.83%
Return After Taxes on Distributions	22.20	1.63
Return After Taxes on Distributions and Sale of Fund Shares	15.02	1.53

Russell Global Small Cap Index (Reflects no deductions for fees, expenses, or taxes)	17.75	0.61

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, manages the Fund, assisted by David A. Nadel and James J. Harvey. Mr. Royce and Mr. Nadel have served as the Fund’s portfolio manager and assistant portfolio manager, respectively, since its inception. Mr. Harvey became assistant portfolio manager in 2013.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

84 | The Royce Fund Prospectus 2013

Royce International Micro-Cap Fund

Investment Goal
 Royce International Micro-Cap Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.30%
Distribution (12b-1) fees	0.25%
Other expenses	2.35%
Acquired fund fees and expenses	0.07%

Total annual Fund operating expenses	3.97%

Fee waivers and/or expense reimbursements	(2.21)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.76%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2014 and at or below 1.99% through April 30, 2023.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$179

3 Years	$617

5 Years	$1,081

10 Years	$2,366

Portfolio Turnover
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 85

Royce International Micro-Cap Fund (continued)

Principal Investment Strategy
 Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies, those with stock market capitalizations up to $750 million, issued by non-U.S. (“international”) companies “located” outside of the United States, i.e., companies that are headquartered, organized, and/or whose stock principally trades outside of the United States. Using its value approach, Royce generally focuses on micro-cap companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. The Fund may invest in other investment companies that invest in equity securities.
     Normally, the Fund invests at least 80% of its net assets in the equity securities of companies with stock market capitalizations up to $750 million, and at least 65% of the Fund’s net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund’s international investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.
     In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
 As with any mutual fund that invests in common stocks, Royce International Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investment in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.
     The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global ex-U.S. Small Cap Index, the Fund’s benchmark index.

86 | The Royce Fund Prospectus 2013

Royce International Micro-Cap Fund (concluded)

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 15.67% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -23.21% (quarter ended 9/30/11).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	Since Inception (12/31/10)

Return Before Taxes	13.59%	-5.58%
Return After Taxes on Distributions	13.28	-5.82
Return After Taxes on Distributions and Sale of Fund Shares	9.23	-4.73

Russell Global ex-U.S. Small Cap Index (Reflects no deductions for fees, expenses, or taxes)	18.84	-1.69

Investment Adviser and Portfolio Management
 Royce serves as investment adviser to the Fund. David A. Nadel, Portfolio Manager and Director of International Research of Royce, manages the Fund, assisted by James J. Harvey and Jenifer L. Taylor. Mr. Nadel has served as the Fund’s portfolio manager, and Mr. Harvey and Ms. Taylor have served as its assistant portfolio managers, since its inception.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 87

Royce International Premier Fund

Investment Goal
 Royce International Premier Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%
Distribution (12b-1) fees	0.25%
Other expenses	2.04%

Total annual Fund operating expenses	3.54%

Fee waivers and/or expense reimbursements	(1.85)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.69%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses at or below 1.69% through April 30, 2014 and at or below 1.99% through April 30, 2023.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$172

3 Years	$595

5 Years	$1,045

10 Years	$2,293

Portfolio Turnover
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

88 | The Royce Fund Prospectus 2013

Royce International Premier Fund (continued)

Principal Investment Strategy
 Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $750 million to $2.5 billion, issued by non-U.S. (international) companies “located” outside of the United States, i.e., companies that are headquartered, organized, and/or whose stock principally trades outside of the United States. Royce looks for companies that it considers “premier”—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
     Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment.
     Under normal market circumstances, at least 65% of the Fund’s net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund’s international investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.
     In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund’s portfolio. In addition, the Fund’s high portfolio turnover rate may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

Primary Risks for Fund Investors
 As with any mutual fund that invests in common stocks, Royce International Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investments in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.
     The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2012 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve considerably more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. In addition, the Fund’s high portfolio turnover rate may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Royce Fund Prospectus 2013 | 89

Royce International Premier Fund (concluded)

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global ex-U.S. Small Cap Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 14.77% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -20.37% (quarter ended 9/30/11).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	Since Inception (12/31/10)

Return Before Taxes	23.40%	1.36%
Return After Taxes on Distributions	23.07	1.16
Return After Taxes on Distributions and Sale of Fund Shares	15.64	1.14

Russell Global ex-U.S. Small Cap Index (Reflects no deductions for fees, expenses, or taxes)	18.84	-1.69

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. David A. Nadel, Portfolio Manager and Director of International Research of Royce, manages the Fund, assisted by George U. Wyper. Mr. Nadel and Mr. Wyper have served as the Fund’s portfolio manager and assistant portfolio manager, respectively, since its inception.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

90 | The Royce Fund Prospectus 2013

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net Asset	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Pennsylvania Mutual Fund–Investment Class
2012	$10.76	$0.15	$1.39	$1.54	$(0.15)	$(0.65)	$–	$(0.80)	$–	$11.50	14.58%	$4,232,988	0.89%	0.89%	0.89%	1.19%	22%
2011	11.65	0.01	(0.50)	(0.49)	(0.02)	(0.38)	–	(0.40)	–	10.76	(4.17)	4,266,754	0.90	0.90	0.90	0.11	20
2010	9.45	0.06	2.19	2.25	(0.05)	–	–	(0.05)	–	11.65	23.86	4,735,403	0.90	0.90	0.90	0.63	25
2009	6.94	0.02	2.50	2.52	(0.01)	–	–	(0.01)	–	9.45	36.28	3,555,507	0.92	0.92	0.92	0.33	23
2008	10.82	0.05	(3.82)	(3.77)	(0.01)	(0.10)	–	(0.11)	–	6.94	(34.78)	2,293,526	0.90	0.89	0.89	0.55	36
Royce Pennsylvania Mutual Fund–Service Class
2012	$10.75	$0.10	$1.40	$1.50	$(0.09)	$(0.65)	$–	$(0.74)	$–	$11.51	14.15%	$473,624	1.24%	1.24%	1.24%	0.90%	22%
2011	11.65	(0.02)	(0.50)	(0.52)	–	(0.38)	–	(0.38)	–	10.75	(4.42)	406,052	1.19	1.19	1.19	(0.18)	20
2010	9.41	0.02	2.20	2.22	–	–	–	–	0.02	11.65	23.80	448,784	1.27	1.27	1.25	0.18	25
2009	6.90	(0.00)	2.49	2.49	–	–	–	–	0.02	9.41	36.38	609,445	1.31	1.31	1.29	(0.05)	23
2008	10.78	0.04	(3.82)	(3.78)	–	(0.10)	–	(0.10)	–	6.90	(35.00)	115,959	1.11	1.11	1.11	0.41	36
Royce Pennsylvania Mutual Fund–Institutional Class (a)
2012	$10.79	$0.13	$1.43	$1.56	$(0.18)	$(0.65)	$–	$(0.83)	$–	$11.52	14.72%	$488,052	0.80%	0.80%	0.80%	1.53%	22%
2011	12.19	0.03	(1.05)	(1.02)	–	(0.38)	–	(0.38)	–	10.79	(8.33)[1]	241,95[1]	0.78 [2]	0.78 [2]	0.78 [2]	0.46 [2]	20
Royce Low-Priced Stock Fund–Investment Class
2012	$14.34	$0.15	$0.50	$0.65	$(0.25)	$(0.91)	$–	$(1.16)	$–	$13.83	4.79%	$255,335	1.26%	1.26%	1.24%	0.86%	8%
2011	18.31	(0.06)	(2.57)	(2.63)	(0.14)	(1.20)	–	(1.34)	–	14.34	(14.37)	276,247	1.26	1.26	1.24	(0.15)	22
2010	14.08	(0.03)	4.50	4.47	(0.10)	(0.14)	–	(0.24)	–	18.31	31.77	148,144	1.26	1.26	1.24	(0.10)	24
2009	9.17	(0.01)	4.96	4.95	(0.04)	–	–	(0.04)	–	14.08	54.04	94,966	1.27	1.27	1.24	(0.14)	22
2008	14.75	0.03	(5.35)	(5.32)	–	(0.27)	–	(0.27)	0.01	9.17	(35.77)	65,004	1.24	1.24	1.24	0.29	39
Royce Low-Priced Stock Fund–Service Class
2012	$14.31	$0.11	$0.49	$0.60	$(0.16)	$(0.91)	$–	$(1.07)	$–	$13.84	4.48%	$1,800,089	1.57%	1.57%	1.49%	0.54%	8%
2011	18.26	(0.06)	(2.60)	(2.66)	(0.09)	(1.20)	–	(1.29)	–	14.31	(14.58)	2,489,189	1.56	1.56	1.49	(0.39)	22
2010	14.05	(0.05)	4.47	4.42	(0.07)	(0.14)	–	(0.21)	–	18.26	31.49	3,456,142	1.60	1.60	1.49	(0.37)	24
2009	9.16	(0.04)	4.95	4.91	(0.02)	–	–	(0.02)	–	14.05	53.58	2,669,235	1.60	1.60	1.49	(0.38)	22
2008	14.78	(0.01)	(5.34)	(5.35)	–	(0.27)	–	(0.27)	–	9.16	(35.97)	1,870,016	1.56	1.55	1.49	(0.10)	39
Royce Low-Priced Stock Fund–Institutional Class
2012	$14.36	$0.16	$0.49	$0.65	$(0.26)	$(0.91)	$–	$(1.17)	$–	$13.84	4.81%	$969,664	1.20%	1.20%	1.20%	0.92%	8%
2011	18.33	(0.01)	(2.61)	(2.62)	(0.15)	(1.20)	–	(1.35)	–	14.36	(14.35)	991,706	1.17	1.17	1.17	(0.07)	22
2010	14.09	(0.02)	4.50	4.48	(0.10)	(0.14)	–	(0.24)	–	18.33	31.82	1,077,659	1.18	1.18	1.18	(0.04)	24
2009	9.18	(0.01)	4.96	4.95	(0.04)	–	–	(0.04)	–	14.09	53.97	673,846	1.24	1.24	1.24	(0.15)	22
2008	14.76	0.03	(5.34)	(5.31)	–	(0.27)	–	(0.27)	–	9.18	(35.75)	553,070	1.18	1.18	1.18	0.22	39
Royce Heritage Fund–Investment Class
2012	$13.07	$0.10	$1.80	$1.90	$(0.13)	$(0.36)	$–	$(0.49)	$–	$14.48	14.70%	$40,374	1.20%	1.20%	1.20%	0.94%	39%
2011	15.10	0.01	(1.41)	(1.40)	(0.05)	(0.59)	–	(0.64)	0.01	13.07	(9.16)	21,088	1.22	1.22	1.22	0.15	51
2010	12.12	0.04	3.31	3.35	(0.08)	(0.29)	–	(0.37)	–	15.10	27.71	13,313	1.25	1.25	1.24	0.35	66
2009	7.97	0.02	4.13	4.15	–	–	–	–	–	12.12	52.07	10,052	1.34	1.34	1.24	0.19	59
2008	12.88	0.04	(4.70)	(4.66)	–	(0.25)	–	(0.25)	–	7.97	(36.07)	5,522	1.39	1.38	1.24	0.40	128

The Royce Fund Prospectus 2013 | 91

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net Asset	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Heritage Fund–Service Class
2012	$13.00	$0.08	$1.78	$1.86	$(0.05)	$(0.36)	$–	$(0.41)	$–	$14.45	14.39%	$203,112	1.46%	1.46%	1.45%	0.56%	39%
2011	15.03	(0.01)	(1.40)	(1.41)	(0.03)	(0.59)	–	(0.62)	–	13.00	(9.39)	218,770	1.47	1.47	1.44	(0.07)	51
2010	12.07	0.03	3.28	3.31	(0.06)	(0.29)	–	(0.35)	–	15.03	27.50	243,822	1.47	1.47	1.38	0.21	66
2009	7.95	(0.00)	4.12	4.12	–	–	–	–	–	12.07	51.82	182,690	1.51	1.51	1.42	(0.02)	59
2008	12.88	0.02	(4.70)	(4.68)	–	(0.25)	–	(0.25)	–	7.95	(36.22)	78,526	1.50	1.49	1.49	0.14	128
Royce Value Plus Fund–Investment Class
2012	$12.04	$(0.02)	$1.88	$1.86	$–	$–	$–	$–	$–	$13.90	15.45%	$228,016	1.27%	1.27%	1.27%	(0.14)%	32%
2011	13.52	(0.06)	(1.27)	(1.33)	(0.15)	–	–	(0.15)	–	12.04	(9.79)	298,073	1.13	1.13	1.13	(0.42)	49
2010	11.31	(0.02)	2.31	2.29	(0.08)	–	–	(0.08)	–	13.52	20.25	305,161	1.08	1.08	1.08	(0.14)	48
2009	7.97	0.01	3.33	3.34	–	–	–	–	–	11.31	41.91	261,906	1.06	1.06	1.06	0.13	39
2008	13.80	(0.02)	(5.63)	(5.65)	–	(0.18)	–	(0.18)	–	7.97	(40.88)	122,043	1.07	1.07	1.07	(0.15)	42
Royce Value Plus Fund–Service Class
2012	$12.00	$(0.04)	$1.87	$1.83	$–	$–	$–	$–	$–	$13.83	15.25%	$966,735	1.45%	1.45%	1.44%	(0.33)%	32%
2011	13.42	(0.08)	(1.26)	(1.34)	(0.08)	–	–	(0.08)	–	12.00	(9.98)	1,417,973	1.44	1.44	1.42	(0.74)	49
2010	11.24	(0.06)	2.27	2.21	(0.03)	–	–	(0.03)	–	13.42	19.70	2,454,325	1.44	1.44	1.42	(0.53)	48
2009	7.95	(0.02)	3.31	3.29	–	–	–	–	–	11.24	41.38	2,505,017	1.47	1.47	1.45	(0.25)	39
2008	13.81	(0.06)	(5.62)	(5.68)	–	(0.18)	–	(0.18)	–	7.95	(41.07)	1,709,764	1.44	1.43	1.43	(0.53)	42
Royce Value Plus Fund–Institutional Class
2012	$12.05	$0.01	$1.88	$1.89	$–	$–	$–	$–	$–	$13.94	15.68%	$216,572	1.06%	1.06%	1.06%	0.08%	32%
2011	13.52	(0.01)	(1.30)	(1.31)	(0.16)	–	–	(0.16)	–	12.05	(9.70)	261,425	1.05	1.05	1.05	(0.36)	49
2010	11.31	(0.01)	2.30	2.29	(0.08)	–	–	(0.08)	–	13.52	20.25	425,911	1.04	1.04	1.04	(0.12)	48
2009	7.97	0.01	3.33	3.34	–	–	–	–	–	11.31	41.91	357,734	1.06	1.06	1.06	0.08	39
2008	13.80	(0.01)	(5.64)	(5.65)	–	(0.18)	–	(0.18)	–	7.97	(40.88)	143,315	1.04	1.04	1.04	(0.13)	42
Royce Premier Fund–Investment Class
2012	$18.52	$0.24	$1.85	$2.09	$(0.24)	$(1.21)	$–	$(1.45)	$–	$19.16	11.45%	$4,629,272	1.06%	1.06%	1.06%	1.19%	7%
2011	20.35	(0.02)	(0.17)	(0.19)	(0.05)	(1.59)	–	(1.64)	–	18.52	(0.86)	4,539,127	1.09	1.09	1.09	(0.11)	18
2010	16.31	(0.01)	4.32	4.31	–	(0.27)	–	(0.27)	–	20.35	26.46	4,961,891	1.12	1.12	1.12	(0.07)	10
2009	12.24	(0.02)	4.09	4.07	–	–	–	–	–	16.31	33.25	3,911,502	1.15	1.15	1.15	(0.14)	14
2008	17.36	0.02	(4.94)	(4.92)	–	(0.20)	–	(0.20)	–	12.24	(28.29)	2,634,045	1.13	1.12	1.12	0.15	11
Royce Premier Fund–Service Class
2012	$18.23	$0.19	$1.81	$2.00	$(0.13)	$(1.21)	$–	$(1.34)	$–	$18.89	11.14%	$560,553	1.33%	1.33%	1.32%	0.92%	7%
2011	20.07	(0.07)	(0.16)	(0.23)	(0.02)	(1.59)	–	(1.61)	–	18.23	(1.07)	628,824	1.34	1.34	1.32	(0.33)	18
2010	16.12	(0.05)	4.27	4.22	–	(0.27)	–	(0.27)	–	20.07	26.22	584,817	1.39	1.39	1.37	(0.30)	10
2009	12.14	(0.06)	4.04	3.98	–	–	–	–	–	16.12	32.78	377,079	1.44	1.44	1.43	(0.41)	14
2008	17.25	(0.01)	(4.91)	(4.92)	–	(0.20)	–	(0.20)	0.01	12.14	(28.41)	209,647	1.37	1.37	1.34	(0.06)	11

92 | The Royce Fund Prospectus 2013

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net Asset	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Premier Fund–Institutional Class
2012	$18.66	$0.26	$1.87	$2.13	$(0.28)	$(1.21)	$–	$(1.49)	$–	$19.30	11.57%	$866,277	0.98%	0.98%	0.98%	1.30%	7%
2011	20.49	0.00	(0.16)	(0.16)	(0.08)	(1.59)	–	(1.67)	–	18.66	(0.73)	813,837	0.97	0.97	0.97	0.02	18
2010	16.40	0.01	4.35	4.36	–	(0.27)	–	(0.27)	–	20.49	26.62	706,870	0.99	0.99	0.99	0.07	10
2009	12.30	(0.00)	4.10	4.10	–	–	–	–	–	16.40	33.33	516,900	1.03	1.03	1.03	(0.01)	14
2008	17.42	0.04	(4.96)	(4.92)	–	(0.20)	–	(0.20)	–	12.30	(28.19)	352,804	1.01	1.01	1.01	0.27	11
Royce Special Equity Fund–Investment Class
2012	$19.70	$0.46	$2.53	$2.99	$(0.46)	$(1.10)	$–	$(1.56)	$–	$21.13	15.36%	$2,048,091	1.13%	1.13%	1.13%	2.20%	31%
2011	20.87	0.05	(0.05)	0.00	(0.09)	(1.08)	–	(1.17)	–	19.70	0.08	1,677,393	1.15	1.15	1.15	0.23	23
2010	17.50	0.14	3.29	3.43	(0.06)	–	–	(0.06)	–	20.87	19.61	1,487,632	1.17	1.16	1.16	0.78	21
2009	13.69	0.07	3.80	3.87	(0.07)	–	–	(0.07)	0.01	17.50	28.38	842,678	1.17	1.17	1.17	0.62	10
2008	18.27	0.21	(3.83)	(3.62)	(0.21)	(0.75)	–	(0.96)	–	13.69	(19.62)	316,558	1.15	1.15	1.15	1.32	27
Royce Special Equity Fund–Service Class
2012	$19.66	$0.42	$2.52	$2.94	$(0.38)	$(1.10)	$–	$(1.48)	$–	$21.12	15.10%	$250,915	1.43%	1.43%	1.39%	1.90%	31%
2011	20.83	0.00	(0.05)	(0.05)	(0.05)	(1.08)	–	(1.13)	0.01	19.66	(0.12)	216,143	1.45	1.45	1.39	0.00	23
2010	17.48	0.10	3.27	3.37	(0.03)	–	–	(0.03)	0.01	20.83	19.33	160,870	1.48	1.48	1.39	0.56	21
2009	13.69	(0.00)	3.84	3.84	(0.06)	–	–	(0.06)	0.01	17.48	28.11	72,360	1.52	1.52	1.39	0.29	10
2008	18.28	0.11	(3.77)	(3.66)	(0.19)	(0.75)	–	(0.94)	0.01	13.69	(19.74)	9,549	1.83	1.82	1.35	1.27	27
Royce Special Equity Fund–Institutional Class
2012	$19.63	$0.49	$2.51	$3.00	$(0.51)	$(1.10)	$–	$(1.61)	$–	$21.02	15.46%	$571,388	1.02%	1.02%	1.02%	2.28%	31%
2011	20.79	0.07	(0.03)	0.04	(0.12)	(1.08)	–	(1.20)	–	19.63	0.25	481,855	1.03	1.03	1.03	0.36	23
2010	17.44	0.16	3.27	3.43	(0.08)	–	–	(0.08)	–	20.79	19.69	445,168	1.04	1.04	1.04	0.91	21
2009	13.65	0.11	3.77	3.88	(0.09)	–	–	(0.09)	–	17.44	28.42	280,253	1.05	1.05	1.05	0.81	10
2008	18.22	0.21	(3.80)	(3.59)	(0.23)	(0.75)	–	(0.98)	–	13.65	(19.52)	161,840	1.05	1.05	1.05	1.43	27
Royce Value Fund–Investment Class
2012	$10.97	$0.15	$0.92	$1.07	$(0.14)	$(0.53)	$–	$(0.67)	$–	$11.37	9.88%	$206,316	1.19%	1.19%	1.19%	1.22%	25%
2011	12.70	0.00	(0.92)	(0.92)	(0.07)	(0.75)	–	(0.82)	0.01	10.97	(7.17)	218,126	1.17	1.17	1.17	0.09	35
2010	10.16	0.03	2.55	2.58	(0.04)	–	–	(0.04)	–	12.70	25.42	115,007	1.16	1.16	1.16	0.32	35
2009	7.00	0.01	3.15	3.16	–	–	–	–	–	10.16	45.14	67,249	1.14	1.14	1.14	0.06	49
2008	10.62	(0.01)	(3.61)	(3.62)	–	–	–	–	–	7.00	(34.09)	18,993	1.16	1.16	1.16	(0.06)	41
Royce Value Fund–Service Class
2012	$10.94	$0.12	$0.91	$1.03	$(0.10)	$(0.53)	$–	$(0.63)	$–	$11.34	9.56%	$831,673	1.45%	1.45%	1.45%	0.90%	25%
2011	12.65	(0.03)	(0.92)	(0.95)	(0.02)	(0.75)	–	(0.77)	0.01	10.94	(7.41)	1,083,903	1.45	1.45	1.44	(0.23)	35
2010	10.13	0.00	2.53	2.53	(0.01)	–	–	(0.01)	–	12.65	24.97	1,415,766	1.46	1.46	1.44	0.04	35
2009	7.00	(0.03)	3.16	3.13	–	–	–	–	–	10.13	44.71	1,178,806	1.47	1.47	1.45	(0.31)	49
2008	10.64	(0.03)	(3.62)	(3.65)	–	–	–	–	0.01	7.00	(34.21)	704,406	1.45	1.45	1.45	(0.34)	41

The Royce Fund Prospectus 2013 | 93

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net Asset	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Value Fund–Institutional Class
2012	$10.98	$0.17	$0.92	$1.09	$(0.16)	$(0.53)	$–	$(0.69)	$–	$11.38	10.04%	$202,643	1.05%	1.05%	1.05%	1.41%	25%
2011	12.71	0.03	(0.94)	(0.91)	(0.07)	(0.75)	–	(0.82)	–	10.98	(7.12)	190,951	1.04	1.04	1.04	0.19	35
2010	10.17	0.05	2.54	2.59	(0.05)	–	–	(0.05)	–	12.71	25.52	219,111	1.04	1.04	1.04	0.45	35
2009	7.00	0.01	3.16	3.17	–	–	–	–	–	10.17	45.29	167,215	1.04	1.04	1.04	0.10	49
2008	10.61	0.00	(3.61)	(3.61)	–	–	–	–	–	7.00	(34.02)	114,244	1.04	1.04	1.04	0.03	41
Royce 100 Fund–Investment Class
2012	$8.74	$0.12	$0.88	$1.00	$(0.15)	$(0.74)	$–	$(0.89)	$–	$8.85	11.78%	$68,395	1.19%	1.19%	1.19%	1.31%	13%
2011	9.82	(0.03)	(0.60)	(0.63)	(0.00)	(0.45)	–	(0.45)	–	8.74	(6.31)	63,012	1.17	1.17	1.17	(0.27)	27
2010	7.94	0.03	1.96	1.99	–	(0.11)	–	(0.11)	–	9.82	25.06	66,011	1.17	1.17	1.17	0.33	27
2009	5.74	0.00	2.20	2.20	–	–	–	–	–	7.94	38.33	35,165	1.22	1.22	1.22	0.03	42
2008	8.23	0.01	(2.41)	(2.40)	–	(0.09)	–	(0.09)	–	5.74	(29.13)	15,748	1.39	1.39	1.24	0.21	72
Royce 100 Fund–Service Class
2012	$8.67	$0.11	$0.86	$0.97	$(0.09)	$(0.74)	$–	$(0.83)	$–	$8.81	11.52%	$220,674	1.46%	1.46%	1.42%	1.03%	13%
2011	9.76	(0.05)	(0.59)	(0.64)	–	(0.45)	–	(0.45)	–	8.67	(6.52)	310,825	1.47	1.47	1.42	(0.53)	27
2010	7.91	0.00	1.96	1.96	–	(0.11)	–	(0.11)	–	9.76	24.77	366,184	1.50	1.50	1.46	0.03	27
2009	5.73	(0.01)	2.19	2.18	–	–	–	–	–	7.91	38.05	197,607	1.54	1.54	1.49	(0.19)	42
2008	8.22	(0.01)	(2.40)	(2.41)	–	(0.09)	–	(0.09)	0.01	5.73	(29.17)	43,882	1.57	1.56	1.49	(0.10)	72
Royce Total Return Fund–Investment Class
2012	$12.68	$0.26	$1.54	$1.80	$(0.23)	$(0.62)	$–	$(0.85)	$–	$13.63	14.42%	$3,044,664	1.10%	1.10%	1.10%	1.89%	17%
2011	13.17	0.15	(0.37)	(0.22)	(0.12)	(0.15)	–	(0.27)	–	12.68	(1.68)	3,106,208	1.12	1.12	1.12	1.10	21
2010	10.81	0.19	2.32	2.51	(0.15)	–	–	(0.15)	–	13.17	23.47	3,562,002	1.14	1.14	1.14	1.64	15
2009	8.70	0.16	2.09	2.25	(0.14)	–	–	(0.14)	–	10.81	26.22	3,077,099	1.17	1.17	1.17	1.74	20
2008	12.93	0.20	(4.20)	(4.00)	(0.23)	(0.00)	–	(0.23)	–	8.70	(31.17)	2,577,031	1.12	1.12	1.12	1.69	25
Royce Total Return Fund–Service Class
2012	$12.71	$0.22	$1.55	$1.77	$(0.14)	$(0.62)	$–	$(0.76)	$–	$13.72	14.11%	$264,528	1.39%	1.39%	1.39%	1.58%	17%
2011	13.19	0.11	(0.38)	(0.27)	(0.06)	(0.15)	–	(0.21)	–	12.71	(2.01)	282,704	1.41	1.41	1.41	0.82	21
2010	10.81	0.16	2.32	2.48	(0.10)	–	–	(0.10)	–	13.19	23.11	295,656	1.42	1.42	1.42	1.39	15
2009	8.67	0.14	2.09	2.23	(0.10)	–	–	(0.10)	0.01	10.81	26.16	215,939	1.42	1.42	1.42	1.49	20
2008	12.82	0.17	(4.16)	(3.99)	(0.18)	(0.00)	–	(0.18)	0.02	8.67	(31.17)	155,644	1.37	1.37	1.34	1.49	25
Royce Total Return Fund–Institutional Class
2012	$12.64	$0.27	$1.54	$1.81	$(0.28)	$(0.62)	$–	$(0.90)	$–	$13.55	14.48%	$408,551	1.02%	1.02%	1.02%	2.02%	17%
2011	13.14	0.16	(0.37)	(0.21)	(0.14)	(0.15)	–	(0.29)	–	12.64	(1.55)	390,277	1.00	1.00	1.00	1.26	21
2010	10.80	0.21	2.31	2.52	(0.18)	–	–	(0.18)	–	13.14	23.56	356,038	1.01	1.01	1.01	1.79	15
2009	8.70	0.17	2.09	2.26	(0.16)	–	–	(0.16)	–	10.80	26.41	264,041	1.04	1.04	1.04	1.87	20
2008	12.95	0.20	(4.19)	(3.99)	(0.26)	(0.00)	–	(0.26)	–	8.70	(31.09)	191,014	1.00	0.99	0.99	1.82	25

94 | The Royce Fund Prospectus 2013

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Asset Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Dividend Value Fund–Investment Class
2012	$6.34	$0.14	$0.95	$1.09	$(0.12)	$(0.02)	$–	$(0.14)	$–	$7.29	17.26%	$118,820	1.19%	1.19%	1.19%	1.99%	28%
2011	6.80	0.07	(0.37)	(0.30)	(0.07)	(0.09)	–	(0.16)	–	6.34	(4.46)	85,188	1.20	1.20	1.20	1.14	14
2010	5.31	0.09	1.51	1.60	(0.08)	(0.03)	–	(0.11)	–	6.80	30.46	35,626	1.38	1.38	1.24	1.56	21
2009	3.90	0.07	1.40	1.47	(0.06)	–	–	(0.06)	–	5.31	38.22	13,208	1.69	1.69	1.24	1.70	43
2008	5.82	0.11	(1.91)	(1.80)	(0.12)	(0.00)	–	(0.12)	–	3.90	(31.38)	1,881	2.84	2.83	1.24	2.13	61
Royce Dividend Value Fund–Service Class
2012	$6.38	$0.12	$0.95	$1.07	$(0.08)	$(0.02)	$–	$(0.10)	$–	$7.35	16.95%	$252,443	1.48%	1.48%	1.46%	1.74%	28%
2011	6.82	0.05	(0.36)	(0.31)	(0.04)	(0.09)	–	(0.13)	–	6.38	(4.55)	201,634	1.48	1.48	1.46	0.84	14
2010	5.33	0.08	1.51	1.59	(0.07)	(0.03)	–	(0.10)	–	6.82	30.11	117,304	1.56	1.56	1.49	1.32	21
2009	3.92	0.07	1.39	1.46	(0.05)	–	–	(0.05)	–	5.33	37.73	16,107	2.04	2.04	1.49	1.45	43
2008	5.83	0.09	(1.90)	(1.81)	(0.10)	(0.00)	–	(0.10)	–	3.92	(31.47)	4,872	2.54	2.54	1.49	1.89	61
Royce Dividend Value Fund–Institutional Class (b)
2012	$6.80	$0.08	$0.50	$0.58	$(0.08)	$(0.02)	$–	$(0.10)	$–	$7.28	8.51%[1]	$23,460	1.33%[2]	1.33%[2]	1.04%[2]	3.48%[2]	28%
Royce Micro-Cap Fund–Investment Class
2012	$14.55	$0.05	$1.07	$1.12	$(0.01)	$(0.88)	$–	$(0.89)	$–	$14.78	7.93%	$740,364	1.47%	1.47%	1.47%	0.29%	15%
2011	17.57	(0.07)	(2.05)	(2.12)	(0.20)	(0.70)	–	(0.90)	–	14.55	(12.04)	904,168	1.50	1.50	1.50	(0.50)	35
2010	13.71	(0.03)	4.14	4.11	(0.25)	–	–	(0.25)	–	17.57	30.06	1,085,782	1.50	1.50	1.50	(0.27)	36
2009	8.93	(0.06)	5.02	4.96	(0.18)	–	–	(0.18)	–	13.71	55.67	844,859	1.54	1.54	1.54	(0.41)	34
2008	15.72	0.12	(6.58)	(6.46)	–	(0.33)	–	(0.33)	–	8.93	(40.94)	455,077	1.52	1.51	1.51	0.89	43
Royce Micro-Cap Fund–Service Class
2012	$14.41	$0.02	$1.06	$1.08	$–	$(0.88)	$–	$(0.88)	$–	$14.61	7.76%	$109,457	1.74%	1.74%	1.66%	0.14%	15%
2011	17.43	(0.10)	(2.04)	(2.14)	(0.18)	(0.70)	–	(0.88)	–	14.41	(12.23)	122,479	1.76	1.76	1.66	(0.65)	35
2010	13.61	(0.08)	4.14	4.06	(0.24)	–	–	(0.24)	–	17.43	29.85	139,911	1.78	1.78	1.66	(0.41)	36
2009	8.87	(0.10)	5.01	4.91	(0.18)	–	–	(0.18)	0.01	13.61	55.49	84,771	1.77	1.77	1.66	(0.53)	34
2008	15.63	0.07	(6.51)	(6.44)	–	(0.33)	–	(0.33)	0.01	8.87	(40.98)	28,245	1.79	1.78	1.66	0.58	43
Royce Opportunity Fund–Investment Class
2012	$10.32	$0.00	$2.30	$2.30	$–	$(0.67)	$–	$(0.67)	$–	$11.95	22.59%	$921,473	1.13%	1.13%	1.13%	0.02%	34%
2011	12.08	(0.04)	(1.53)	(1.57)	–	(0.19)	–	(0.19)	–	10.32	(12.95)	878,824	1.16	1.16	1.16	(0.38)	35
2010	9.03	(0.04)	3.09	3.05	–	–	–	–	–	12.08	33.78	1,170,607	1.17	1.17	1.17	(0.44)	47
2009	5.57	(0.03)	3.49	3.46	(0.00)	–	–	(0.00)	–	9.03	62.14	836,268	1.22	1.22	1.22	(0.43)	44
2008	11.02	0.06	(5.12)	(5.06)	(0.05)	(0.34)	–	(0.39)	–	5.57	(45.73)	581,860	1.17	1.17	1.17	0.63	52
Royce Opportunity Fund–Service Class
2012	$10.03	$(0.04)	$2.23	$2.19	$–	$(0.67)	$–	$(0.67)	$–	$11.55	22.14%	$205,084	1.46%	1.46%	1.46%	(0.32)%	34%
2011	11.78	(0.08)	(1.49)	(1.57)	–	(0.19)	–	(0.19)	0.01	10.03	(13.20)	160,496	1.48	1.48	1.48	(0.73)	35
2010	8.83	(0.08)	3.03	2.95	–	–	–	–	–	11.78	33.41	312,728	1.46	1.46	1.46	(0.78)	47
2009	5.46	(0.05)	3.42	3.37	–	–	–	–	–	8.83	61.72	298,410	1.47	1.47	1.47	(0.69)	44
2008	10.80	0.04	(5.00)	(4.96)	(0.04)	(0.34)	–	(0.38)	–	5.46	(45.76)	162,607	1.41	1.41	1.34	0.40	52

The Royce Fund Prospectus 2013 | 95

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Asset Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Opportunity Fund–Institutional Class
2012	$10.40	$0.01	$2.32	$2.33	$–	$(0.67)	$–	$(0.67)	$–	$12.06	22.70%	$689,939	1.04%	1.04%	1.04%	0.11%	34%
2011	12.16	(0.03)	(1.54)	(1.57)	–	(0.19)	–	(0.19)	–	10.40	(12.86)	574,826	1.03	1.03	1.03	(0.24)	35
2010	9.07	(0.03)	3.12	3.09	–	–	–	–	–	12.16	34.07	702,220	1.04	1.04	1.04	(0.32)	47
2009	5.60	(0.02)	3.50	3.48	(0.01)	–	–	(0.01)	–	9.07	62.23	502,300	1.04	1.04	1.04	(0.26)	44
2008	11.09	0.05	(5.13)	(5.08)	(0.07)	(0.34)	–	(0.41)	–	5.60	(45.66)	310,272	1.04	1.04	1.04	0.60	52
Royce Global Value Fund–Investment Class (c)
2012	$11.74	$0.14	$1.19	$1.33	$(0.16)	$–	$–	$(0.16)	$–	$12.91	11.37%	$178,319	1.47%	1.47%	1.44%	1.16%	36%
2011	14.54	0.13	(2.82)	(2.69)	(0.12)	–	–	(0.12)	0.01	11.74	(18.48)	141,180	1.42	1.42	1.42	0.80	77
2010	11.02	(0.06)	3.68	3.62	(0.10)	–	–	(0.10)	–	14.54	32.88 [1]	6,626	2.07 [2]	2.07 [2]	1.44 [2]	(0.58)[2]	42
Royce Global Value Fund–Service Class
2012	$11.77	$0.12	$1.18	$1.30	$(0.09)	$–	$–	$(0.09)	$–	$12.98	11.03%	$98,274	1.80%	1.80%	1.69%	0.88%	36%
2011	14.56	0.07	(2.80)	(2.73)	(0.07)	–	–	(0.07)	0.01	11.77	(18.69)	122,574	1.77	1.77	1.69	0.41	77
2010	10.79	(0.03)	3.87	3.84	(0.08)	–	–	(0.08)	0.01	14.56	35.69	141,992	1.84	1.84	1.69	0.01	42
2009	6.70	0.01	4.13	4.14	(0.06)	–	–	(0.06)	0.01	10.79	61.89	50,946	1.88	1.88	1.69	0.11	71
2008	11.20	0.14	(4.65)	(4.51)	(0.03)	(0.00)	–	(0.03)	0.04	6.70	(39.92)	31,040	1.91	1.90	1.69	1.64	45
Royce International Smaller-Companies Fund–Service Class (d)
2012	$9.58	$0.14	$1.70	$1.84	$(0.15)	$–	$–	$(0.15)	$0.01	$11.28	19.39%	$26,371	2.13%	2.13%	1.69%	1.29%	44%
2011	12.85	0.10	(2.51)	(2.41)	(0.08)	(0.78)	(0.01)	(0.87)	0.01	9.58	(18.75)	20,103	2.15	2.15	1.69	0.88	38
2010	10.49	0.03	2.72	2.75	(0.10)	(0.30)	–	(0.40)	0.01	12.85	26.45	18,297	2.35	2.35	1.69	0.45	55
2009	6.99	(0.02)	3.53	3.51	(0.02)	–	–	(0.02)	0.01	10.49	50.31	7,871	3.01	3.01	1.69	(0.18)	38
2008	10.00	(0.02)	(2.99)	(3.01)	–	–	–	–	–	6.99	(30.10)[1]	1,960	6.24 [2]	5.98 [2]	1.69 [2]	(0.43)[2]	1
Royce Select Fund I
2012	$16.93	$0.31	$1.95	$2.26	$(0.30)	$(1.49)	$–	$(1.79)	$–	$17.40	13.68%	$49,856	0.00%	0.00%	0.00%	1.68%	54%
2011	20.32	(0.16)	(0.67)	(0.83)	–	(2.56)	–	(2.56)	–	16.93	(3.61)	47,345	1.45	1.45	1.45	(0.78)	63
2010	17.42	(0.23)	3.39	3.16	–	(0.26)	–	(0.26)	–	20.32	18.15	58,788	2.37	2.37	2.37	(1.26)	49
2009	12.59	0.15	4.83	4.98	(0.15)	–	–	(0.15)	–	17.42	39.59	33,896	0.01	0.01	0.01	1.28	80
2008	18.20	0.19	(4.93)	(4.74)	(0.16)	(0.71)	–	(0.87)	–	12.59	(25.91)	17,480	0.08	0.08	0.08	1.25	116
Royce Select Fund II
2012	$9.95	$0.20	$1.19	$1.39	$(0.17)	$(0.49)	$–	$(0.66)	$–	$10.68	14.23%	$3,620	0.19%	0.19%	0.19%	1.86%	123%
2011	13.90	(0.01)	(2.04)	(2.05)	–	(1.90)	–	(1.90)	–	9.95	(14.35)	3,420	1.29	1.29	1.29	(0.09)	153
2010	11.62	(0.18)	2.60	2.42	(0.00)	(0.15)	–	(0.15)	0.01	13.90	20.96	5,141	2.77	2.77	2.77	(1.47)	126
2009	7.02	0.03	4.64	4.67	(0.07)	–	–	(0.07)	–	11.62	66.58	4,109	0.67	0.67	0.67	0.53	114
2008	10.66	0.09	(3.65)	(3.56)	(0.08)	–	–	(0.08)	–	7.02	(33.37)	1,698	0.24	0.24	0.24	0.98	268
Royce Global Select Long/Short Fund
2012	$15.38	$0.47	$1.68	$2.15	$(0.49)	$–	$–	$(0.49)	$–	$17.04	14.02%	$20,959	0.57%	0.57%	0.57%	2.57%	77%
2011	19.89	0.25	(3.83)	(3.58)	(0.25)	(0.70)	–	(0.95)	0.02	15.38	(17.77)	22,507	0.98	0.98	0.98	1.46	45
2010	14.97	(0.26)	5.22	4.96	(0.05)	–	–	(0.05)	0.01	19.89	33.21	16,355	3.48	3.48	3.48	(1.55)	80
2009	9.76	0.18	5.27	5.45	(0.26)	–	–	(0.26)	0.02	14.97	56.11	9,117	0.00	0.00	0.00	1.55	85
2008	15.01	0.23	(5.40)	(5.17)	–	(0.09)	–	(0.09)	0.01	9.76	(34.39)	6,049	0.50	0.50	0.50	1.75	41

96 | The Royce Fund Prospectus 2013

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Asset Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Enterprise Select Fund
2012	$9.88	$0.02	$1.51	$1.53	$(0.00)	$(1.05)	$–	$(1.05)	$–	$10.36	15.68%	$1,299	0.98%[2]	0.98%[2]	0.81%[2]	0.18%[2]	127%
2011	10.43	(0.04)	0.09	0.05	–	(0.60)	–	(0.60)	–	9.88	0.66	1,123	1.31	1.31	1.31	(0.42)	136
2010	8.95	0.05	1.49	1.54	(0.06)	–	–	(0.06)	–	10.43	17.22	1,158	0.70	0.70	0.70	0.50	166
2009	7.33	0.07	1.62	1.69	(0.07)	–	–	(0.07)	–	8.95	23.13	1,150	0.03	0.03	0.03	0.88	415
2008	10.04	0.13	(2.80)	(2.67)	(0.12)	(0.02)	–	(0.14)	0.10	7.33	(25.53)	917	0.28	0.28	0.28	1.48	764
Royce Opportunity Select Fund
2012	$10.33	$0.07	$3.50	$3.57	$(0.13)	$(0.96)	$–	$(1.09)	$–	$12.81	35.14%	$3,198	0.29%[2]	0.29%[2]	0.25%[2]	0.64%[2]	196%
2011	12.99	0.01	(2.26)	(2.25)	(0.02)	(0.39)	–	(0.41)	–	10.33	(17.14)	2,102	1.14	1.14	1.14	0.08	299
2010	10.00	(0.43)	3.42	2.99	–	–	–	–	–	12.99	29.90 [1]	1,913	4.01 [2]	4.01 [2]	4.01 [2]	(3.79)[2]	95
Royce Micro-Cap Discovery Fund–Service Class
2012	$5.12	$0.04	$0.12	$0.16	$(0.05)	$–	$–	$(0.05)	$–	$5.23	3.10%	$4,468	2.94%	2.94%	1.49%	0.85%	87%
2011	5.24	(0.04)	(0.09)	(0.13)	(0.00)	–	–	(0.00)	0.01	5.12	(2.24)	3,621	2.99	2.99	1.49	(0.71)	72
2010	4.38	(0.01)	0.87	0.86	–	–	–	–	–	5.24	19.63	3,637	3.04	3.04	1.49	(0.19)	105
2009	3.48	(0.01)	0.91	0.90	–	–	–	–	–	4.38	25.86	2,910	3.56	3.56	1.49	(0.30)	13
2008	5.85	(0.01)	(2.06)	(2.07)	–	(0.30)	–	(0.30)	–	3.48	(35.07)	2,332	2.77	2.77	1.49	(0.22)	63
Royce Financial Services Fund–Service Class
2012	$5.71	$0.10	$1.08	$1.18	$(0.06)	$–	$–	$(0.06)	$–	$6.83	20.72%	$16,888	1.87%	1.87%	1.49%	1.53%	26%
2011	6.50	0.05	(0.78)	(0.73)	(0.06)	–	–	(0.06)	–	5.71	(11.29)	14,096	1.84	1.84	1.49	0.73	23
2010	5.57	0.07	0.96	1.03	(0.10)	–	–	(0.10)	–	6.50	18.45	14,688	1.94	1.94	1.49	1.14	16
2009	4.25	0.04	1.31	1.35	(0.04)	–	–	(0.04)	0.01	5.57	32.13	13,525	2.06	2.06	1.49	0.90	34
2008	6.71	0.07	(2.46)	(2.39)	(0.05)	(0.03)	–	(0.08)	0.01	4.25	(35.37)	9,553	2.35	2.34	1.49	1.85	48
Royce SMid-Cap Value Fund–Service Class
2012	$10.10	$(0.00)	$1.55	$1.55	$–	$–	$–	$–	$0.01	$11.66	15.45%	$11,140	1.90%	1.90%	1.35%	(0.03)%	46%
2011	11.44	(0.06)	(1.27)	(1.33)	(0.02)	–	–	(0.02)	0.01	10.10	(11.57)	10,327	1.95	1.95	1.49	(0.54)	54
2010	9.08	(0.03)	2.39	2.36	–	–	–	–	–	11.44	25.99	6,195	2.40	2.40	1.49	(0.26)	126
2009	7.06	(0.01)	2.03	2.02	(0.01)	–	–	(0.01)	0.01	9.08	28.75	7,365	2.03	2.03	1.49	(0.20)	216
2008	9.99	0.02	(2.96)	(2.94)	(0.01)	–	–	(0.01)	0.02	7.06	(29.27)	14,059	2.05	2.04	1.49	0.31	397
Royce Focus Value Fund–Service Class (e)
2012	$13.75	$0.06	$1.20	$1.26	$(0.27)	$(0.00)	$–	$(0.27)	$–	$14.74	$9.20%	$8,875	2.05%	2.05%	1.35%	0.35%	21%
2011	16.59	(0.05)	(2.25)	(2.30)	–	(0.54)	–	(0.54)	–	13.75	(13.88)	8,727	1.97	1.97	1.49	(0.31)	25
2010	14.82	(0.06)	2.30	2.24	(0.06)	(0.41)	–	(0.47)	–	16.59	15.16	8,942	1.95	1.95	1.49	(0.32)	31
2009	10.00	0.00	5.31	5.31	(0.05)	(0.44)	–	(0.49)	–	14.82	53.27 [1]	4,796	2.97 [2]	2.97 [2]	1.49 [2]	0.17 [2]	21
Royce Partners Fund–Service Class (f)
2012	$10.37	$0.04	$2.10	$2.14	$(0.01)	$(0.46)	$–	$(0.47)	$–	$12.04	20.74%	$2,083	4.83%	4.83%	1.35%	0.33%	31%
2011	13.15	(0.03)	(1.52)	(1.55)	(0.05)	(1.18)	–	(1.23)	–	10.37	(11.66)	1,682	4.25	4.25	1.49	(0.25)	44
2010	11.56	0.01	2.14	2.15	(0.16)	(0.41)	–	(0.57)	0.01	13.15	18.74	1,771	3.72	3.72	1.49	0.10	38
2009	10.00	(0.05)	1.61	1.56	–	–	–	–	–	11.56	15.60 [1]	1,501	5.27 [2]	5.27 [2]	1.49 [2]	(0.71)[2]	14

The Royce Fund Prospectus 2013 | 97

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net Asset	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Special Equity Multi-Cap Fund–Investment Class(g)
2012	$11.54	$0.12	$0.22	$0.34	$(0.14)	$(0.10)	$–	$(0.24)	$–	$11.64	3.00%[1]	$34,375	1.19%[2]	1.19%[2]	1.16%[2]	1.55%[2]	14%
Royce Special Equity Multi-Cap Fund–Service Class(h)
2012	$10.64	$0.13	$1.10	$1.23	$(0.09)	$(0.10)	$–	$(0.19)	$–	$11.68	11.62%	$43,690	1.51%	1.51%	1.36%	1.15%	14%
2011	10.00	0.06	0.65	0.71	(0.06)	(0.02)	–	(0.08)	0.01	10.64	7.20 [1]	36,811	1.97 [2]	1.97 [2]	1.39 [2]	1.45 [2]	5
Royce Special Equity Multi-Cap Fund–Institutional Class(i)
2012	$11.83	$0.10	$(0.03)	$0.07	$(0.16)	$(0.10)	$–	$(0.26)	$–	$11.64	0.61%[1]	$30,905	1.21%[2]	1.21%[2]	1.04%[2]	1.76%[2]	14%
Royce European Smaller-Companies Fund–Service Class
2012	$8.50	$0.14	$1.88	$2.02	$(0.15)	$–	$–	$(0.15)	$–	$10.37	23.83%	$15,854	2.13%	2.13%	1.69%	1.29%	22%
2011	10.79	0.10	(2.31)	(2.21)	(0.10)	–	–	(0.10)	0.02	8.50	(20.32)	15,918	2.09	2.09	1.69	0.95	36
2010	8.06	0.03	2.79	2.82	(0.10)	–	–	(0.10)	0.01	10.79	35.20	15,369	2.57	2.57	1.69	0.70	32
2009	5.19	0.06	2.93	2.99	(0.12)	–	–	(0.12)	–	8.06	57.69	6,887	3.21	3.21	1.69	1.11	51
2008	10.14	0.22	(4.95)	(4.73)	(0.23)	–	–	(0.23)	0.01	5.19	(46.38)	4,044	2.74	2.72	1.69	2.22	88
Royce Global Dividend Value Fund–Service Class(j)
2012	$8.39	$0.17	$1.71	$1.88	$(0.17)	$–	$–	$(0.17)	$–	$10.10	22.52%	$6,708	2.86%	2.86%	1.69%	1.72%	36%
2011	10.00	0.08	(1.62)	(1.54)	(0.07)	(0.01)	–	(0.08)	0.01	8.39	(15.37)[1]	6,135	3.47 [2]	3.47 [2]	1.69 [2]	1.10 [2]	20
Royce International Micro-Cap Fund–Service Class(j)
2012	$7.72	$0.13	$0.92	$1.05	$(0.16)	$–	$–	$(0.16)	$–	$8.61	13.59%	$4,603	3.90%	3.90%	1.69%	1.63%	62%
2011	10.00	0.10	(2.26)	(2.16)	(0.12)	–	(0.01)	(0.13)	0.01	7.72	(21.51)[1]	3,572	3.92 [2]	3.92 [2]	1.69 [2]	1.08 [2]	71
Royce International Premier Fund–Service Class(j)
2012	$8.26	$0.12	$1.81	$1.93	$(0.18)	$–	$–	$(0.18)	$–	$10.01	23.40%	$6,444	3.54%	3.54%	1.69%	1.18%	103%
2011	10.00	0.05	(1.73)	(1.68)	(0.06)	(0.00)	(0.01)	(0.07)	0.01	8.26	(16.75)[1]	4,090	3.77 [2]	3.77 [2]	1.69 [2]	0.67 [2]	42

(a)		The Class commenced operations on June 6, 2011.
(b)		The Class commenced operations on September 4, 2012.
(c)		The Class commenced operations on September 1, 2010.
(d)		The Fund commenced operations on July 1, 2008.
(e)		The Fund commenced operations on March 2, 2009.
(f)		The Fund commenced operations on April 28, 2009.
(g)		The Class commenced operations on March 1, 2012.
(h)		The Class commenced operations on January 3, 2011.
(i)		The Class commenced operations on April 18, 2012.
(j)		The Fund commenced operations on January 3, 2011.
	[1]	Not annualized
	[2]	Annualized

98 | The Royce Fund Prospectus 2013

Smaller-capitalization stocks are those issued by companies with market capitalizations of up to $15 billion.

Investing in Smaller Companies

Market capitalization is

the number of a company’s

outstanding shares of stock

multiplied by its most recent

closing price per share.

Micro-cap, Small-cap, and Mid-cap Stocks
Royce views the large and diverse universe of smaller companies available for investment by the Funds as having three investment segments or tiers—micro-cap, small-cap, and mid-cap. Royce refers to the segment of companies with market capitalizations up to $750 million as micro-cap. We define the next tier, the small-cap universe, as those companies with market capitalizations between $750 million and $2.5 billion. Finally, Royce defines mid-cap as those companies with market caps between $2.5 billion and $15 billion.

    Smaller companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors, and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies.

    As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on the securities of smaller companies generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

    The U.S. micro-cap segment consists of more than 3,200 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.

    The U.S. small-cap tier consists of more than 800 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices.
    Certain Funds in this Prospectus may also invest in U.S. mid-cap securities, which Royce defines as those companies with market capitalizations between $2.5 billion and $15 billion, a sector that includes more than 700 companies. In general, mid-caps share many of the same characteristics as those companies with market caps between $750 million and $2.5 billion.

The Royce Fund Prospectus 2013 | 99

As a result, Royce normally employs a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities. The Funds may invest in other investment companies that invest in equity securities.

    The Funds may also invest in foreign securities to varying degrees. The foreign smaller company market consists of more than 28,000 companies located in developed countries. For more information regarding investing in foreign securities, see page 101.

Value Investing
Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet, the level of its cash flows, and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects (especially in Royce Value Plus, Opportunity, and Opportunity Select Funds), or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

    Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.

    Royce’s value approach strives to reduce some of the other risks of investing in the securities of smaller companies (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Royce Micro-Cap, Opportunity, Select Fund II, and Opportunity Select Funds may place less emphasis on balance sheet quality if other factors warrant, such as a company’s potential ability to generate free cash flow. Royce attempts to mitigate company-specific risk for Royce Pennsylvania Mutual, Low-Priced Stock, Total Return, Micro-Cap, Opportunity, and Micro-Cap Discovery Funds by investing in a relatively larger number of micro-cap issuers.

    While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in micro-cap, small-cap, and mid-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-90.

    Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad smaller-company stock market declines, it may also potentially have the effect of limiting gains in strong smaller-company up markets.

Temporary Investments
Each of the Funds may invest without limit in short-term fixed income securities for temporary defensive purposes. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect. Each Fund also may invest in short-term fixed income securities in order to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions.

100 | The Royce Fund Prospectus 2013

Investing in Foreign Securities

For Funds that invest primarily in U.S. securities, Royce defines “foreign” as those equity securities of companies headquartered outside of the United States. For Royce Global Value, International Smaller-Companies, European Smaller-Companies, Global Dividend Value, International Micro-Cap, International Premier, Select Fund II, and Global Select Long/Short Funds, Royce defines “foreign” as those equity securities of companies “located” outside of the United States. A company is deemed to be “located” outside of the United States if it is headquartered, organized, and/or its stock principally trades outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets may not be correlated with U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.

    The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure, or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions, and other adverse political, social, or diplomatic developments that could affect investment; sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries
The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in companies headquartered in developing, or emerging market, countries. Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political, legal, and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The

The Royce Fund Prospectus 2013 | 101

(From Left to Right) W. Whitney George, Boniface A. Zaino, Charles R. Dreifus and Charles M. Royce

Royce invests in the equity

securities of smaller companies

that are trading significantly

below our assessment of

their current worth, with the

expectation that their market

prices should increase toward

this estimate, resulting in capital

appreciation for Fund investors.

small size, limited trading volume, and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

Management of the Funds

Royce & Associates, LLC (“Royce”) is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for 40 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He serves as portfolio manager or co-manager for the following Funds in this Prospectus: Royce Pennsylvania Mutual, Heritage, Premier, 100, Total Return, Dividend Value, Partners, International Smaller-Companies, Financial Services, European Smaller-Companies, and Global Dividend Value Funds. He also serves as assistant portfolio manager for Royce Select Fund I, Select Fund II, Micro-Cap Discovery, and Enterprise Select Funds.

    W. Whitney George is the firm’s Co-Chief Investment Officer, a Managing Director, and Vice President. He serves as portfolio manager or co-manager for Royce Low-Priced Stock, Premier, Global Value, and SMid-Cap Value Funds. He also serves as assistant portfolio manager for Royce Value Plus, Value, Micro-Cap, Global Select Long/Short, and Focus Value Funds. Mr. George has been a Portfolio Manager at Royce since 2000. He has been employed by Royce since 1991.

    Royce’s senior investment staff includes the following portfolio managers: Boniface A. Zaino, Managing Director, who serves as portfolio manager for Royce Opportunity Fund and assistant portfolio manager for Royce Opportunity Select Fund; and Charles R. Dreifus,

102 | The Royce Fund Prospectus 2013

Principal, who serves as portfolio manager for Royce Special Equity and Special Equity Multi-Cap Funds. Mr. Zaino joined Royce in 1998 as a Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in 1998 as a Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC.

    Royce’s investment staff also includes: George U. Wyper, Managing Director, who serves as portfolio manager for Royce Focus Value Fund and assistant portfolio manager for Royce International Premier Fund; George Necakov, Director of Quantitative Strategies, who serves as co-manager for Royce Micro-Cap Discovery Fund and assistant portfolio manager for Royce Total Return Fund; Jay S. Kaplan, Principal, who serves as lead portfolio manager for Royce Value Fund, portfolio manager for Royce Total Return and Dividend Value Funds, and assistant portfolio manager for Royce Pennsylvania Mutual Fund; James A. (Chip) Skinner, III, Principal, who serves as portfolio manager for Royce Value Plus Fund and assistant portfolio manager for Royce Low-Priced Stock Fund; Chris E. Flynn, Principal, who serves as assistant portfolio manager for Royce Total Return and Financial Services Funds; James J. Harvey, who serves as lead portfolio manager for Royce Select Fund II, portfolio manager for Royce Heritage Fund, co-manager for Royce Micro-Cap Discovery Fund, and assistant portfolio manager for Royce Dividend Value, Global Dividend Value, and International Micro-Cap Funds; Jenifer L. Taylor, who serves as portfolio manager for Royce Micro-Cap Fund and assistant portfolio manager for Royce International Micro-Cap Fund; William A. Hench, who serves as portfolio manager for Royce Opportunity Select Fund and assistant portfolio manager for Royce Opportunity Fund; Lauren A. Romeo, who serves as portfolio manager for Royce Select Fund I, co-manager for Royce 100 Fund, and assistant portfolio manager for Royce Pennsylvania Mutual, Premier, and Value Funds; David A. Nadel, Director of International Research, who serves as lead portfolio manager for Royce International Smaller-Companies and European Smaller-Companies Funds, portfolio manager for Royce Global Select Long/Short, International Premier, and International Micro-Cap Funds, co-manager for Royce Global Value Fund, and assistant portfolio manager for Royce Low-Priced Stock and Global Dividend Value Funds; Steven G. McBoyle, who serves as lead portfolio manager for Royce Enterprise Select Fund, portfolio manager for Royce Heritage Fund, and co-manager for Royce SMid-Cap Value Fund; Francis D. Gannon, who serves as assistant portfolio manager of Royce Dividend Value Fund; Christopher D. Clark, who serves as assistant portfolio manager for Royce Heritage Fund; James P. Stoeffel, who serves as assistant portfolio manager for Royce Low-Priced Stock Fund; Brendan J. Hartman, who serves as assistant portfolio manager for Royce Micro-Cap Fund; Carl D. Brown, who serves as assistant portfolio manager for Royce Value Plus Fund; Dilip P. Badlani, who serves as assistant portfolio manager for Royce International Smaller-Companies Fund; and Mark Rayner, who serves as assistant portfolio manager for Royce European Smaller-Companies Fund. In addition, Dana Lambert serves as an assistant portfolio manager at Royce. Assistant portfolio managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s portfolio manager(s).

    Mr. Wyper joined Royce in April 2010 and was previously the founder of Wyper Capital Management (since 1998) and prior to that was a Senior Managing Director at Warburg Pincus Counsellors, Inc. and a member of E.M. Warburg Pincus & Co., LLC. Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously

(From Top to Bottom)
George U. Wyper,
George Necakov, Jay S. Kaplan,
James A. (Chip) Skinner, III,
and Chris E. Flynn

The Royce Fund Prospectus 2013 | 103

(From Top to Bottom)
Steven G. McBoyle,
Carl D. Brown,
Brendan J. Hartman,
and James P. Stoeffel

was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003, was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001), and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Mr. Flynn is an Assistant Portfolio Manager and Senior Analyst at Royce. He joined Royce in 1993 as an Analyst. Previously, he was Senior Vice President in the Arbitrage Division of Donaldson, Lufkin & Jenrette (1989-1992) and prior to that was in the Risk Arbitrage Department of Prudential-Bache Securities (1984-1989). Mr. Harvey joined Royce in 1999 as an Analyst. Ms. Taylor joined Royce in 2000 as an Analyst. Previously, she was an analyst at Credit Lyonnaise Securities (since 1999) and prior to that was an analyst for the Special Situations Fund (1994-1999).

    Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001), and an Analyst with T. Rowe Price Group (1996-2000). Mr. Nadel joined Royce in 2006. Previously, he was a Senior Portfolio Manager at Neuberger Berman, Inc. (2004-2006) and a Senior Analyst at Pequot Capital Management, Inc. (2001-2003). Mr. McBoyle joined Royce in 2007 as a Portfolio Manager. Previously, he was a Partner (2006-2007), Portfolio Manager (2005-2007) and Senior Research Analyst (2001-2004) at Lord Abbett and prior to that was a Vice President, Mergers & Acquisitions, at Morgan Stanley (2000-2001).

    Mr. Gannon joined Royce in 2006. Previously, he was a Senior Vice President and Portfolio Manager at AIG SunAmerica Asset Management (1995-2006). Mr. Clark joined Royce in 2007 as Director of Alternative Investments. Previously, he was a Consultant at UBS (2004-2006). Mr. Stoeffel joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Brown and Hartman (2008-2009), a Portfolio Manager and Investment Policy Committee member at Cramer Rosenthal McGlynn (“CRM”) (2001-2008), Director of Research at Palisade Capital Management (1999-2001), Research Analyst and Vice President in Smith Barney’s Emerging Growth Stock Research Group (1993-1999), and an Auditor for a number of companies in the financial services industry (1984-1992).

    Mr. Brown joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Hartman and Stoeffel (2008-2009), a Portfolio Manager at Cramer Rosenthal McGlynn (“CRM”) (2005-2008), an Analyst at CRM (1999-2005), and a Consultant in the international tax practice of KPMG (1994-1999). Mr. Hartman joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Brown and Stoeffel (2008-2009), a Portfolio Manager at CRM (2003-2008), an Analyst at CRM (2001-2003), a Senior Research Analyst at Donaldson, Lufkin & Jenrette (1997-2001), and a Research Analyst at Salomon Brothers (1996-1997). Mr. Badlani joined Royce in 2010. Previously, he was an Analyst at Wyper Capital Management (2008-2010) and an Analyst at Wexford Capital, LLC (2006-2008). Mr. Rayner joined Royce in 2006. Previously, he was a Partner and Portfolio Manager at DE Capital Management LLP, England (2002-2006) and a Managing Director and Head of European smaller-companies research at Citigroup, London (1996-2002). Mr. Lambert joined Royce in 2007. Previously, he was an Assistant Portfolio Manager at JHC Capital

104 | The Royce Fund Prospectus 2013

Management, LLC (2003-2007), an independent consultant (2001-2004), and an Analyst with Lazard Freres & Co., LLC (1999-2001).
    The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage, and their ownership of shares in the Fund(s) that each manages.

    Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. The Royce Fund has adopted a distribution plan for the Service Class of the Funds under Rule 12b-1. Under the plan, the Service Class is obligated to pay a fee to RFS at the annual rate of up to 0.25% of its average net assets. RFS will use these fees primarily to cover sales-related and account maintenance costs and to pay service and other fees to broker-dealers that introduce investors to the Service Class of these Funds.

    State Street Bank and Trust Company is the custodian of the Funds’ securities, cash, and other assets. Boston Financial Data Services–Midwest (“BFDS”) is the Funds’ transfer agent.

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver to cap the expense ratios for certain Funds at specified levels as shown above under the section “Fees and Expenses,” are as follows:

ANNUAL RATE OF FUND’S AVERAGE NET ASSETS

Royce Pennsylvania Mutual Fund

•	1.00% of the first $50,000,000	•	0.75 of any additional average net assets
•	0.875% of the next $50,000,000

Royce Low-Priced Stock Fund

•	1.15% of the first $2,000,000,000	•	1.05% of the next $2,000,000,000
•	1.10% of the next $2,000,000,000	•	1.00% of any additional average net assets

Royce Heritage, Value Plus, Premier, Special Equity, Value, 100, Total Return, Dividend Value, Opportunity, Select Fund I, Enterprise Select, Opportunity Select, SMid-Cap Value, Focus Value, Financial Services, Micro-Cap Discovery, Partners, and Special Equity Multi-Cap Funds

•	1.00% of the first $2,000,000,000	•	0.90% of the next $2,000,000,000
•	0.95% of the next $2,000,000,000	•	0.85% of any additional average net assets
Royce Micro-Cap and International Micro-Cap Funds

•	1.30% of the first $2,000,000,000	•	1.20% of the next $2,000,000,000
•	1.25% of the next $2,000,000,000	•	1.15% of any additional average net assets

Royce Global Value, International Smaller-Companies, Select Fund II, Global Select Long/Short, European Smaller-Companies, Global Dividend Value, and International Premier Funds

•	1.25% of the first $2,000,000,000	•	1.15% of the next $2,000,000,000
•	1.20% of the next $2,000,000,000	•	1.10% of any additional average net assets

(From Top to Bottom)
James J. Harvey, Jenifer L. Taylor,
William A. Hench, Lauren A. Romeo,
and David A. Nadel

The Royce Fund Prospectus 2013 | 105

2012 ACTUAL NET FEES (After waivers, paid to Royce on average net assets)

Royce Pennsylvania Mutual Fund	0.75%	Royce Select Fund II	0.00%
Royce Low-Priced Stock Fund	1.13%	Royce Global Select Long/Short Fund	0.00%
Royce Heritage Fund	1.00%	Royce Enterprise Select Fund	0.74%
Royce Value Plus Fund	1.00%	Royce Opportunity Select Fund	0.00%
Royce Premier Fund	0.94%	Royce Micro-Cap Discovery Fund	0.00%
Royce Special Equity Fund	0.99%	Royce Financial Services Fund	0.62%
Royce Value Fund	1.00%	Royce SMid-Cap Value Fund	0.45%
Royce 100 Fund	1.00%	Royce Focus Value Fund	0.30%
Royce Total Return Fund	0.97%	Royce Partners Fund	0.00%
Royce Dividend Value Fund	0.99%	Royce Special Equity Multi-Cap Fund	0.96%
Royce Micro-Cap Fund	1.30%	Royce European Smaller-Companies Fund	0.81%
Royce Opportunity Fund	1.00%	Royce Global Dividend Value Fund	0.08%
Royce Global Value Fund	1.25%	Royce International Micro-Cap Fund	0.00%
Royce International Smaller-Companies Fund	0.81%	Royce International Premier Fund	0.00%
Royce Select Fund I	0.00%

Effective September 28, 2012, Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short, Royce Enterprise Select, and Royce Opportunity Select Funds have a traditional management fee structure consistent with the other series of The Royce Fund. Previously, for its services and for paying certain other ordinary expenses, Royce received from each Fund a performance fee of 12.5% of each Fund’s pre-fee total return, subject to a high watermark test. For the period ended December 31, 2012, Royce Enterprise Select Fund accrued $9,027 in performance fees. All other Funds did not accrue a performance fee during the relevant period.

Royce Select Fund II and Royce Global Select Long/Short Fund had not reached their respective high watermarks as of March 31, 2013. Royce will continue to waive its compensation for services provided by it under the new agreement and reimburse certain ordinary operating expenses as well until each Fund’s pre-fee cumulative return exceeds its pre-fee total return as of the day on which a fee was last accrued under its former Investment Advisory Agreement (i.e., until each Fund reaches its high watermark). After reaching its high watermark, the relevant Fund will become subject to the applicable contractual expense cap as described above under the section “Fees and Expenses.” No assurance can be given that either Royce Select Fund II or Royce Global Select Long/Short Fund will reach its high watermark.

106 | The Royce Fund Prospectus 2013

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period and includes the reinvestment of distributions.

General Shareholder Information

For a more detailed discussion of The Royce Fund policies regarding direct ownership of the Investment and Service Classes of Fund shares, including information on opening accounts, buying, redeeming, exchanging, and transferring ownership of Fund shares, please see the Guide for Direct Shareholders, which begins on page 113.

Purchasing Shares
The Funds offered through this Prospectus are no-load, meaning that you pay no sales fees to buy shares directly from The Royce Fund. The Funds do pay their own management fees and other operating expenses as outlined in this Prospectus.

PURCHASING INVESTMENT AND SERVICE CLASS SHARES (EXCLUDING ROYCE SELECT FUNDS)

Minimum initial investments for shares purchased directly from The Royce Fund:[1]

Each Fund’s Service Class and Investment Classes of Royce Pennsylvania Mutual, Premier, Special Equity, Total Return, Micro-Cap, Opportunity, Select Fund I, Select Fund II, Global Select Long/Short, Enterprise Select, and Opportunity Select Funds:

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

Investment Classes of Royce Low-Priced Stock, Heritage, Value Plus, Value, 100, Dividend Value, Global Value, and Special Equity Multi-Cap Funds:

Regular Account	$100,000

IRA	$100,000

Automatic Investment or Direct Deposit Plan Accounts	$100,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.
[1]The minimum initial investment in GiftShare Accounts in the Service Class of Royce Heritage Fund is $5,000.

PURCHASING INSTITUTIONAL CLASS SHARES

Minimum initial investments for shares purchased directly from The Royce Fund:	$1,000,000

Certain accounts (for example, certain retirement plans) may be subject to lower minimum initial investments. Contact Royce with any questions regarding investment options.

    If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies, and procedures may differ from those described in this Prospectus.

The Royce Fund Prospectus 2013 | 107

    If you purchase Fund shares through a third party, the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.” In addition, The Royce Fund’s Board of Trustees has authorized the Funds to compensate such third parties to the extent the Board has determined that any of the services which these parties render to a Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.

    Payments to third parties (each a “financial intermediary”) may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make a Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your Fund investment. Revenue-sharing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in a Fund.
    For the year ended December 31, 2012, Royce made payments for distribution and/or administrative services related to the Investment and Service Class shares of the Funds in this Prospectus to broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries out of its own resources in the amount of $2,546,479. More information about these arrangements can be found in the Fund’s Statement of Additional Information.
    The minimum initial investment for Institutional Class shares of the Funds is not applicable to employer-sponsored Retirement Plans with plan level or omnibus accounts held on the books of a Fund. Retirement Plans include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans, and other similar employer-sponsored retirement plans and rollover accounts from such plans to individual retirement vehicles, such as Traditional and Roth IRAs. Retirement Plans do not include individual retirement vehicles such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keogh plans, or Section 529 college savings accounts. The exception to the minimum initial investment does not apply to retail nonretirement accounts, SEPs, SARSEPs, or SIMPLE IRAs.
    The minimum initial investment for Investment Class shares of Royce Low-Priced Stock, Heritage, Value Plus, Value, 100, Global Value, and Special Equity Multi-Cap Funds may be waived for the following: certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; registered investment advisors who aggregate trades for clients; and employees or officers of Royce and/or members of their immediate families.
    In addition to regular accounts, Royce Heritage Fund offers GiftShare Accounts, which are trusts designed exclusively for gifting and estate planning. For more information on GiftShare Accounts, please call Investor Services at (800) 221-4268 or visit www.roycefunds. com for an information packet.

    The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

108 | The Royce Fund Prospectus 2013

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open a new account to buy shares of a Fund, the Fund or your financial intermediary may ask for your name, address, date of birth, and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Early Redemption Fee

In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of the Investment and Service Classes of shares of any Fund (2% for Royce Global Value, International Smaller-Companies, Select Fund II, Global Select Long/Short, European Smaller-Companies, Global Dividend Value, International Micro-Cap, and International Premier Funds) that you held for less than 180 days. Each fee is payable to the Fund out of the proceeds otherwise payable to you.
    The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Funds’ transfer agent, the anniversary day of an account transaction determines the 180-day holding period, so that if you purchased a Fund’s shares on May 31, 2013, these shares would be subject to the fee if you were to redeem them prior to November 27, 2013.
    You will incur no fee on shares that you acquire through distribution reinvestment. The redemption fee will apply to shares that you exchange into another Royce Fund (exchanges from GiftShare Accounts in Royce Heritage Fund are not permitted). The following types of shareholders and accounts are exempt from the early redemption fee: participants in Automatic Investment or Withdrawal Plans; retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; and GiftShare Accounts in Royce Heritage Fund.

Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
    The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.
    The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
    The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

The Royce Fund Prospectus 2013 | 109

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.
    The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).
    The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips. In addition, as described above, the Funds impose a redemption fee on certain short-term redemptions to discourage frequent trading.
    The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
    With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.

    Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented, or terminated.

Net Asset Value per Share

Net asset value per share (NAV) is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the

110 | The Royce Fund Prospectus 2013

Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of relevant non-U.S. securities. The Funds value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by a Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.
    The date on which your purchase, redemption, or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of a Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent, or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website, www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 15 to 20 days after each calendar quarter end and remain available until the next quarter’s holdings are posted. The Funds’ portfolio holdings are also available on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the end of the Funds’ first and third quarters and can be obtained at www.sec.gov.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly

The Royce Fund Prospectus 2013 | 111

registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com/edelivery for more details.

Dividends, Distributions, and Taxes
Royce Total Return, Dividend Value, and Global Dividend Value Funds pay dividends, if any, from net investment income on a quarterly basis and make any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December.
    Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the applicable Fund. Unless your account is an IRA or is otherwise exempt from taxation, dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned a Fund’s shares. Certain long-term capital gains and dividend income received by a Fund, including dividends received from qualifying foreign corporations, are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.
    Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions. In addition, each Fund is generally required by law to provide you and the Internal Revenue Service (the “IRS”) with cost basis information on the redemption or exchange of any of your shares in a Fund acquired on or after January 1, 2012 (including any shares that you acquire through reinvestment of distributions).

    If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

    You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.
    In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from a Fund if you fail to provide the Fund with your correct Social Security Number or other taxpayer identification number, or to make required certifications, or if you have been notified by the IRS that you are subject to back-up withholding.
    A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends, and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married filing jointly, and of trusts and estates.
    Always consult a tax advisor with questions about federal, state, or local tax consequences. Please see the Funds’ Statement of Additional information for additional U.S. federal income tax information.

112 | The Royce Fund Prospectus 2013

This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Investment and

Service Classes of The Royce Funds.

Guide For Direct Shareholders

Services and Policies
This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Investment and Service Classes of The Royce Funds. It also provides important policy information regarding Royce Fund accounts.

    If you purchase Fund shares through a third-party intermediary, such as a mutual fund supermarket, broker-dealer, bank, or other financial intermediary, account minimums, fees, policies, and procedures may differ from those described in this Guide. Fund shares purchased through a third-party intermediary may be held in the name of that party on the Fund’s books. Royce Fund Services, Inc. (RFS), the distributor of Fund shares, Royce & Associates, LLC, the Fund’s investment adviser, and/or the Funds may pay fees to broker-dealers, financial intermediaries, and other service providers that introduce investors to the Funds and/or provide certain administrative services to its customers who own Fund shares.
    For information and policies on Individual Retirement Account (IRA) or GiftShare Accounts in Royce Heritage Fund, please refer also to the respective booklets that deal separately with them, as many services offered in this guide are not available for those types of accounts. You must use separate applications and other forms to open these accounts. Please call Investor Services at (800) 221-4268 or visit our website, www.roycefunds.com, to obtain these materials.

Account Information
The Funds pay their own management fees and other operating expenses as outlined in their respective Prospectuses.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds may not open a new account without obtaining the following minimum identifying information for each person that opens a new account:

•	Full name
•	Date of birth
•	Permanent residential or business street address (a P.O. Box is not acceptable other than a military P.O. Box)
•	Social Security or Taxpayer Identification Number
•	Additional information required for corporate accounts.

      Please note that your application will be returned if any information is missing. If a Fund is unable to verify your identity, it may be required to close or not open your account. If you need help completing your application, please call Investor Services at (800) 221-4268.

The Royce Fund Prospectus 2013 | 113

BOSTON FINANCIAL DATA

Services—Midwest (BFDS)

BFDS serves as the Funds’

transfer agent. State Street

Bank and Trust Company is the

custodian for securities, cash, and

other assets of the Funds.

ONLINE ACCOUNT ACCESS

You can set up an account

online by visiting our website,

www.roycefunds.com/invest.

Please mail all account-related correspondence, including Account Applications, subsequent investments, and written requests for redemption—

by regular mail to:	by registered mail or overnight courier to:

The Royce Funds	The Royce Funds
c/o BFDS – Midwest	c/o BFDS – Midwest
PO Box 219012	330 West 9th Street
Kansas City, MO 64121-6012	Kansas City, MO 64105

How to Open an Account
You may open an account online at www.roycefunds.com/invest, by mail, or through a financial intermediary. Once you are a direct Royce Fund shareholder (that is, you opened your account directly through The Royce Funds and not through a financial intermediary), you can also open additional accounts online.

Online

You can set up an account online by visiting www.roycefunds.com/invest and selecting OPEN A NEW ACCOUNT. Please note that GiftShare Accounts in Royce Heritage Fund are not available for purchase online. (If you would like to invest in one of these Funds, you may do so by mail.)

     You can also download a Prospectus and Account Application from www.roycefunds.com/ literature.
    Online account access also allows you to manage your account online once you have registered (see “Managing Your Account Online” below for more details).

By Mail
Complete and sign the enclosed Account Application. Make your check payable to The Royce Fund and mail it, together with your Application, to The Royce Funds, c/o BFDS (see mailing addresses above).

Special Notice To Non-U.S. Investors
The Funds do not offer their shares for sale outside of the United States. We mail prospectuses and other information to U.S. addresses only, and we can accept new account requests from U.S. addresses only.

Managing Your Account Online
Online access allows you to open new accounts directly online and gives you the ability to manage your account(s) online. To access, or register for, online services go to www.roycefunds.com. First-time users need to register for the services by creating a Username and Password. Once registered, you can login with your unique Username. You then have the ability to:

1.	Check your most recent account value
2.	Sign up for eDelivery to have Prospectuses, Financial Reports, semiannual account statements, transaction confirmation statements, duplicate confirmation statements, and tax forms e-mailed to you.
3.	Review your recent account history, including distributions
4.	Change your address (a redemption restriction of 30 days applies)
5.	Make subsequent purchases[1] ($50 minimum)
6.	Exchange between funds[1]
7.	Redeem fund shares[1] ($50,000 maximum)

114 | The Royce Fund Prospectus 2013

AUTOMATED CLEARING HOUSE

Known as ACH, effects electronic

transfers between banks and Royce

Fund accounts. Before signing

up for any automated account

services, find out if your bank is a

member of ACH. Banks generally

charge no fees for ACH transactions.

Passbook savings accounts may

not be eligible for ACH services.

8.	Establish an Automatic Investment Plan
9.	View average cost and tax summary information

[1]	Options 5, 6, and 7 are not available for GiftShare Accounts in Royce Heritage Fund.
Bank information must be established on your account prior to purchasing shares.

About Online Security
Your Username and Password allow you to login and access portfolio information. Both your Username and Password are encrypted when you login to access your account.
    Royce & Associates uses industry best practices to ensure the confidentiality and safety of your information and transactions. Shareholders who wish to sign up for account access must have a secure web browser that uses Secure Sockets Layer (SSL) technology with 128-bit encryption. This helps to keep your use of account access confidential.

Your Username and Password are Encrypted
When you login, your Username and Password are both encrypted. Although you will not see an “https” address or the lock symbol at the bottom of your browser window until you have logged in, we assure you that your personal information is secure as it is accepted by our transfer agent’s secure server.

Three Wrong Passwords and You’re Out

We have limited to 3 the number of times that a user can enter an incorrect Password in order to deter unauthorized users. Once your Password has been entered incorrectly 3 times, you will be locked out of the system. To re-establish access, you need to telephone Shareholder Services at (800) 841-1180, Monday through Friday, 9 a.m. to 6 p.m. Eastern time.

    Also, if there is no activity for 15 minutes, you will be automatically logged off the system. If you leave your computer unattended, this time-out feature helps to prevent an unauthorized user from accessing the account(s).

How to Purchase Additional Shares

You may purchase additional Fund shares online, by telephone, and by mail.

Online

Once you have registered to access your account online, you can purchase Fund shares at www.roycefunds.com by logging in and selecting Purchase from the dropdown menu. Funds are debited from your bank checking account through ACH. ($50 minimum—bank information must be established on your account before purchasing shares.)

By Telephone
To pay using the Automated Clearing House (ACH):
By establishing the Expedited Purchase option on your Account Application, a telephone call allows you to have funds automatically debited from your bank checking account through ACH. Call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call our automated Royce Infoline at (800) 78-ROYCE at any time to buy additional Fund shares ($50 minimum).

To pay by bank wire:
Call Shareholder Services between Monday and Friday at (800) 841-1180 before the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). A Royce Representative will give you a confirming order number for your wire purchase.

The Royce Fund Prospectus 2013 | 115

BANK WIRE

Transfers funds from one

financial institution to another

via the federal funds wire transfer

system. It is a fast and convenient

method, but some banks charge

a fee to send and/or receive wires.

Please note that payments for wire purchases must be received on the same day on which the order is placed ($500 minimum).

Wiring instructions are:

State Street Bank and Trust Co., Inc. ABA # 011000028 Credit DDA # 9904-712-8 Name of Royce Fund–Investment or Service Class Confirming Order Number Account Name

By Mail
Make your check—$50 minimum—payable to The Royce Fund. Fill out the amount of your purchase on the investment form found at the bottom of your latest statement. If you do not have a form, simply write the name of the Fund in which you are investing and your account number clearly on the check. Mail to The Royce Funds, c/o BFDS (see mailing addresses on page 114).
    Please note that the Funds do not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.

Convenient Methods of Making Regular, Automatic Expedited Purchases
Select the following services on your Account Application or, if you have an existing Royce Funds account, call Investor Services at (800) 221-4268 for an enrollment form or download one at www.roycefunds.com/literature. You may also establish these services online.

Automatic Investment Plan
You can make regular purchases to your Royce Fund account directly from your bank account through ACH on a monthly or quarterly basis on the date you select ($50 minimum).

Direct Deposit Payroll Deduction Plan
You can make investments from your payroll or government check into your Royce Fund account each payment or pay period. Your employer must have direct deposit through ACH available for employees. You may cancel the option by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or of any financial institution transmitting payments. To sign up, you need to complete an Authorization for Direct Deposit form, which you can download by going to www.roycefunds.com/literature and clicking on Special Forms or by calling Investor Services at (800) 221-4268.

Important Information about Purchases
•
If your check or wire does not clear, or if the Funds or their transfer agent do not receive payment for any telephone or online purchase, the transaction will be cancelled and you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered Royce Fund account as reimbursement for any loss.

•	The Funds do not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.

•
In order to avoid lengthy processing delays caused by clearing foreign checks, the Funds will only accept a foreign check that has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank.

116 | The Royce Fund Prospectus 2013

MEDALLION GUARANTEES

A medallion guarantee protects

shareholders and The Royce Fund

against fraudulent transactions.

You may obtain one at most banks

and brokerage firms. A notary

public cannot provide you with a

medallion guarantee.

•	The Funds reserve the right both to suspend the offering of Fund shares to new investors and to reject any specific purchase request.
•
You may have your bank account information taken from your initial investment check. Otherwise, you must include a voided check with your Account Application for Expedited Purchases and Redemptions. It can take up to three weeks to establish these services; you will receive confirmation of their activation by mail.

Important Information about Telephone and Online Transactions
Neither the Funds nor their transfer agent will be liable for following instructions reasonably believed to be genuine that are received by telephone or made online. The transfer agent uses certain procedures designed to confirm that instructions are genuine. Procedures may include requiring some form of personal identification prior to acting on the instructions, such as providing written confirmation of the transaction and/or recording incoming calls. If the Funds or their transfer agent do not follow such procedures, then they may be liable for any losses due to unauthorized or fraudulent transactions.

How to Sell Shares

You may sell shares in your account at any time and make requests online, by telephone, and by mail. BFDS will generally send the proceeds within two business days of receiving the request.
    Redemptions from Royce-sponsored retirement plan accounts—IRA—and from accounts for which share certificates are outstanding must be made in writing.
    Certain other redemption requests must be made in writing and also require a medallion guarantee of the signature(s) of the shareholder(s). These include redemption requests for $50,000 or more, for a payee(s) other than the shareholder(s), or for proceeds to be sent to an address other than the address of record.

Online
Once you have registered to access your account at www.roycefunds.com, login and click the Fund you want to sell, and select Redeem from the Account Options dropdown menu. Proceeds may be sent by check, by bank wire, or through ACH. (This service is not available for GiftShare Accounts in Royce Heritage Fund.)

By Telephone
For any amount less than $50,000, you may call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call the automated Royce Infoline at (800) 78-ROYCE at any time and BFDS will mail a check to the address of record on the account. You may also establish the Expedited Redemption option, which allows you to have proceeds sent to your bank by wire—usually credited within one business day—and/or by ACH—usually credited within two business days.

By Mail
Mail your letter to The Royce Funds, c/o BFDS (see page 114 for mailing addresses). Written requests must be in Good Order, meaning that the request meets the Fund’s legal and processing requirements.

All written requests to sell shares must contain at least the following to be in Good Order:
•	The name(s) and signature(s) of each shareholder named in the account registration with medallion guarantee(s) if required
•	The Fund name and account number

The Royce Fund Prospectus 2013 | 117

•	The dollar or share amount you want to sell
•	The address to which you want proceeds sent
•	Certificates, if you are holding any

In addition:

•
Trusts and Corporate Retirement Plan Accounts require a letter of instruction signed by the trustee(s) named in the account registration. Redemptions involving third parties, trustees not named in the account registration, successor trustees, or other situations require additional documentation. Please call Shareholder Services at (800) 841-1180 with any questions.

•
Corporate Accounts require a letter of instruction signed by an officer of the corporation and a certified copy of a Corporate Resolution that authorizes the assigning officer to effect transactions. The same party cannot certify the Corporate Resolution and sign the letter of instruction.

•	Partnership/Sole Proprietorship Accounts require a letter of instruction signed by the general partner(s)/sole proprietor named in the account registration.
•	Nominee Accounts require a medallion-guaranteed letter of instruction signed by a general partner or a nominee facsimile stamp.

•
Transfer on Death Accounts require a medallion-guaranteed letter of instruction signed by the beneficiary(ies) named in the account registration, a certified copy of the deceased shareholder’s Death Certificate, a tax waiver if required by the deceased’s former state of residence, and an affidavit signed by the beneficiary(ies) that states: “Under penalty of perjury, I/we swear that there are no known disputes as to the persons entitled to a distribution under the nonprobate transfer or the amounts to be distributed to each person and no known claims that would affect the distribution requested.”

•
Administrators/executors of shareholder estates must provide a medallion-guaranteed letter of instruction, certified copy of Letters Testamentary, which authorize the signing party to act on behalf of the deceased shareholder and, if required by the deceased’s state of former residence, a certified tax waiver.

If you have any questions about how to ensure that your written redemption request is in Good Order, please call Shareholder Services at (800) 841-1180, or e-mail us at www.roycefunds.com/contact.

Automatic Withdrawal Plan
This option allows you to automatically redeem shares from your Fund account and have the proceeds transferred directly to your bank account through ACH on a monthly, quarterly, or annual basis on the 15th day of the month. You must have at least $25,000 in a Fund account to be eligible for this feature.

Important Information About Redemptions
•	Telephone and online redemptions will not be permitted for 30 days after a change in the address of record.
•
If you are redeeming shares recently purchased by check or through ACH, proceeds may not be sent until payment for the purchase is collected, which may take up to 15 calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

118 | The Royce Fund Prospectus 2013

•
If you have difficulty making a redemption by telephone or online, you may want to make your redemption request by regular or express mail (See “How to Sell Shares: By Mail” on page 117 for processing information). The Funds reserve the right to revise or terminate telephone or online account access redemption privileges at any time.

•	The Funds may suspend redemption privileges or postpone payment when the NYSE is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
•	The Funds will normally make redemptions in cash, but reserve the right to satisfy a redemption request by delivering shares of portfolio securities—redemption in kind—under certain circumstances.

How to Exchange Shares

You may make exchanges between Royce Funds in the same class, as well as between Funds in the Investment and Service Classes. However, you must meet a Fund Class’s minimum initial investment when you open an account by exchange. This is important because the minimum initial investment differs significantly for Investment Class shares of Royce Low-Priced Stock, Heritage, Value Plus, Value, 100, Dividend Value, Global Value, and Special Equity Multi-Cap Funds from that of the other Funds in the Investment and Service Classes (see ‘Purchasing Shares’ on page 107 for more information on minimum initial investment). Also, exchanges are not permitted to or from GiftShare Accounts in Royce Heritage Fund.
    You may make exchanges online, by telephone, and by mail. An exchange involves a purchase and a redemption; therefore you may realize a taxable gain or loss. Exchanges are subject to the Funds’ early redemption fee and are permitted only if both the registration and the Social Security or Taxpayer Identification Number of the two accounts are identical. You may make an exchange only for shares of a class or series offered for sale in your state of residence. The Fund reserves the right to revise or suspend the exchange privilege at any time.

How to Transfer Ownership
You may transfer the ownership of any of your Fund shares to another person by writing to The Royce Funds, c/o BFDS.
    As with selling shares, your request must be in Good Order (see How To Sell Shares for information regarding Good Order). Please call Shareholder Services at (800) 841-1180 for instructions.

Statements and Reports
•
A confirmation statement is sent to you, electronically or by mail, each time there is a transaction in your account. You can also review your recent account history once you have registered for online account access.

•	Year-to-date account statements are sent semiannually.

•
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via eDelivery. Please go to www.roycefunds.com/edelivery for more details.

The Royce Fund Prospectus 2013 | 119

Other Information

Certificates

Certificates for whole shares of Royce Pennsylvania Mutual, Low-Priced Stock, Premier, Total Return, and Micro-Cap Funds will be issued upon your request. The other Funds do not issue certificates. If a certificate is lost, stolen or destroyed, you may have to pay the expense to replace it. You must return certificates with any redemption request. For these reasons, the Funds generally discourage the issuing of certificates.

Minimum Account Balance
Due to the relatively high cost of maintaining low-balance accounts, The Royce Funds reserve the right to redeem shares in the account of any Fund (except GiftShare Accounts in Royce Heritage Fund) if the account falls below the minimum initial investment because of redemptions by the shareholder.
    The Fund may notify you if, due to redemption(s), the balance in your account is less than the appropriate minimum initial investment (see page 107), or if you discontinue an Automatic Investment Plan before your account reaches the $2,000 minimum initial investment (this option is not available for Investment Class shares of Royce Low-Priced Stock, Heritage, Value Plus, Value, 100, Dividend Value, Global Value, and Special Equity Multi-Cap Funds). You would then have 60 days to increase your balance before the Fund would close your account.

    In each of the cases described above, the Fund would promptly pay redemption proceeds to the shareholder.

     If you have any questions about the material in this Shareholder Guide, please call Investor Services at (800) 221-4268, or e-mail us at www.roycefunds.com.

120 | The Royce Fund Prospectus 2013

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151

By telephone: (800) 221-4268

Through the Internet: Prospectuses, applications, IRA forms, and additional information are available through our website at www.roycefunds.com/literature.

Text only versions of the Funds’ prospectus, SAI, and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599 ISI-PRO-0513

PROSPECTUS

Consultant, R, and K Class Shares May 1, 2013

Fund	Consultant	R	K

Royce Pennsylvania Mutual Fund	RYPCX	RPMRX	RPMKX

Royce Low-Priced Stock Fund	—	RLPRX	RLPKX

Royce Heritage Fund	RYGCX	RHFRX	RHFKX

Royce Value Plus Fund	RVPCX	RVPRX	RVPKX

Royce Premier Fund	RPRCX	RPRRX	RPRKX

Royce Special Equity Fund	RSQCX	—	—

Royce Value Fund	RVFCX	RVVRX	RVFKX

Royce 100 Fund	—	ROHRX	ROHKX

Royce Total Return Fund	RYTCX	RTRRX	RTRKX

Royce Micro-Cap Fund	RYMCX	—	—

Royce Opportunity Fund	ROFCX	ROFRX	ROFKX

Royce Global Value Fund	RGVHX	RGVRX	RGVKX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

www.roycefunds.com

Royce Pennsylvania Mutual Fund	2
Royce Low-Priced Stock Fund	5
Royce Heritage Fund	8
Royce Value Plus Fund	11
Royce Premier Fund	14
Royce Special Equity Fund	17
Royce Value Fund	20
Royce 100 Fund	23
Royce Total Return Fund	26
Royce Micro-Cap Fund	29
Royce Opportunity Fund	32
Royce Global Value Fund	35
Financial Highlights	38
Investing in Smaller Companies	43
Investing in Foreign Securities	45
Management of the Funds	46
General Shareholder Information	50
Guide for Direct Shareholders	56

Consultant Class Shares of The Royce Funds are generally offered only through certain broker-dealers. R and K Class Shares of The Royce Funds are generally offered only through certain broker-dealers to “Retirement Plans” held on the books of the Funds through omnibus account arrangements.

The Royce Fund Prospectus 2013 | 1

Royce Pennsylvania Mutual Fund

Investment Goal
Royce Pennsylvania Mutual Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.75%	0.75%	0.75%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.22%	0.25%	0.26%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	1.98%	1.51%	1.27%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$201	$154	$129

3 Years	$621	$477	$403

5 Years	$1,068	$824	$697

10 Years	$2,306	$1,802	$1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

2 | The Royce Fund Prospectus 2013

Royce Pennsylvania Mutual Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and micro-cap companies (those with market capitalizations up to $2.5 billion) that it believes are trading significantly below its estimate of their current worth. This assessment is based chiefly on balance sheet quality and cash flow levels. The Fund generally invests in companies that Royce believes have excellent business strengths, high internal rates of return, and low leverage.
    Normally, the Fund invests at least 65% of its net assets in the equity securities of such small-cap and micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for the Consultant Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.56% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.40% (quarter ended 12/31/08).

    The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

The Royce Fund Prospectus 2013 | 3

Royce Pennsylvania Mutual Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Consultant Class
Return Before Taxes	13.27%	2.83%	9.36%
Return After Taxes on Distributions	12.21	2.47	8.62
Return After Taxes on Distributions and Sale of Fund Shares	9.97	2.38	8.17

R Class
Return Before Taxes	13.79	3.14	10.02

K Class Return Before Taxes	14.04	3.28	10.15

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, manages the Fund, assisted by Jay S. Kaplan and Lauren A. Romeo. Mr. Royce has managed the Fund since 1972. Mr. Kaplan and Ms. Romeo have served as the Fund’s assistant portfolio managers since 2003 and 2006, respectively.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4 | The Royce Fund Prospectus 2013

Royce Low-Priced Stock Fund

Investment Goal
Royce Low-Priced Stock Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.13%	1.13%
Distribution (12b-1) fees	0.50%	0.25%
Other expenses	0.42%	0.33%
Acquired fund fees and expenses	0.01%	0.01%

Total annual Fund operating expenses	2.06%	1.72%

Fee waivers and/or expense reimbursements	(0.21)%	(0.12)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.85%	1.60%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes’ net annual operating expenses, other than acquired fund fees and expenses, at or below 1.84% and 1.59%, respectively, through April 30, 2014 and at or below 1.99% through April 30, 2023 for the R Class.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	R Class	K Class

1 Year	$188	$163

3 Years	$613	$530

5 Years	$1,064	$922

10 Years	$2,315	$2,020

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 5

Royce Low-Priced Stock Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the low-priced equity securities of small-cap and micro-cap companies. We define as low-priced those companies whose average cost per share in the Fund’s portfolio is less than $25. Institutional investors generally do not make very low-priced equities (those trading at $10 or less per share) an area of their focus, and they may receive only limited broker research coverage. These conditions create opportunities to find securities with what Royce believes are strong financial characteristics trading significantly below its estimate of their current worth.
    Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information).
    In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
 As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
    The prices of low-priced small-cap and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced smaller companies, larger-cap companies, or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization, or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (R Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The R Class has higher expenses than the Service Class. If R Class’s expenses had been reflected, total returns prior to May 21, 2007 for that Class would have been lower.

6 | The Royce Fund Prospectus 2013

Royce Low-Priced Stock Fund (concluded)

    The table also presents the impact of taxes on the Fund’s returns (R Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
R Class

During the period shown in the bar chart, the highest return for a calendar quarter was 26.55% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.00% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

R Class
Return Before Taxes	4.10%	2.55%	9.48%
Return After Taxes on Distributions	2.99	1.92	8.50
Return After Taxes on Distributions and Sale of Fund Shares	4.09	2.13	8.25

K Class Return Before Taxes	4.42	2.82	9.64

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. W. Whitney George, Co-Chief Investment Officer, Managing Director, and Portfolio Manager of Royce, manages the Fund, assisted by James A. (Chip) Skinner III, David A. Nadel, and James Stoeffel. Mr. George has managed the Fund since 2000. Mr. Skinner has served as the Fund’s assistant portfolio manager since 2004. Messrs. Nadel and Stoeffel became assistant portfolio managers in 2013.

How to Purchase and Sell Fund Shares
 The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    You may purchase or sell Fund shares only through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 7

Royce Heritage Fund

Investment Goal
Royce Heritage Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Annual Trustee’s Fee–Applies Only to GiftShare Accounts	$50	N/A	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.41%	0.45%	0.36%
Acquired fund fees and expenses	0.05%	0.05%	0.05%

Total annual Fund operating expenses	2.46%	2.00%	1.66%

Fee waivers and/or expense reimbursements	0.00%	(0.11)%	(0.02)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.46%	1.89%	1.64%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes’ net annual operating expenses, other than acquired fund fees and expenses, at or below 1.84% and 1.59%, respectively, through April 30, 2014.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the R and K Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$249	$192	$167

3 Years	$767	$617	$521

5 Years	$1,311	$1,068	$900

10 Years	$2,796	$2,318	$1,964

(Exclusive of $50 annual trustee’s fee per GiftShare Account.)

Portfolio Turnover
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

8 | The Royce Fund Prospectus 2013

Royce Heritage Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. This assessment is based chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in equity securities of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of micro-cap, small-cap, and/or mid-cap companies with market capitalizations up to $5 billion.
    Normally, the Fund invests at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by micro-cap, small-cap, and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information).
    In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and an account could lose money over short or long periods of time.
    The prices of micro-cap, small-cap, and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R and K Classes commenced operations on May 15, 2008. Performance information prior to these dates is for the Consultant Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 28.62% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.06% (quarter ended 12/31/08).

The Royce Fund Prospectus 2013 | 9

Royce Heritage Fund (continued)

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Consultant Class
Return Before Taxes	13.19%	4.05%	9.99%
Return After Taxes on Distributions	12.66	3.58	8.63
Return After Taxes on Distributions and Sale of Fund Shares	9.24	3.39	8.35

R Class
Return Before Taxes	13.76	4.66	10.91

K Class Return Before Taxes	14.10	4.91	11.04

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

    The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Certain immaterial adjustments were made to the net assets of the Fund at 12/30/11 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, serves as the Fund’s lead portfolio manager. James J. Harvey and Steven G. McBoyle manage the Fund with him. They are assisted by Christopher D. Clark. Mr. Royce has managed the Fund since its inception. Mr. Harvey became portfolio manager in 2010 and previously served as assistant portfolio manager (2004-2010). Mr. McBoyle became portfolio manager in 2012 and in 2011 served as assistant portfolio manager. Mr. Clark became assistant portfolio manager in 2011.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10 | The Royce Fund Prospectus 2013

Royce Value Plus Fund

Investment Goal Royce Value Plus Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.37%	0.85%	1.71%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	2.38%	2.36%	2.97%

Fee waivers and/or expense reimbursements	0.00%	(0.51)%	(1.37)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.38%	1.85%	1.60%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes’ net annual operating expenses, other than acquired fund fees and expenses, at or below 1.84% and 1.59%, respectively, through April 30, 2014 and at or below 1.99% through April 30, 2023 for the R and K Classes.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the R and K Classes for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$241	$188	$163

3 Years	$742	$613	$589

5 Years	$1,270	$1,064	$1,041

10 Years	$2,716	$2,315	$2,295

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 11

Royce Value Plus Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that it believes are trading significantly below its estimate of their current worth. This assessment is based chiefly on balance sheet quality and cash flow levels. Consistent with Royce’s value approach to investing, the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return, and low leverage. The Fund also gives consideration to those companies that Royce believes have above-average growth prospects.

    Normally, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations up to $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of micro-cap, small-cap, and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on September 14, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant or R Class’s expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -29.14% (quarter ended 12/31/08).

    The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or

12 | The Royce Fund Prospectus 2013

Royce Value Plus Fund (concluded)

local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Consultant Class Return Before Taxes	14.14%	-0.13%	12.13%
Return After Taxes on Distributions	14.14	-0.23	11.65
Return After Taxes on Distributions and Sale of Fund Shares	9.19	-0.17	10.65

R Class Return Before Taxes	14.78	0.27	12.53

K Class Return Before Taxes	15.03	0.53	12.69

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. James A. (Chip) Skinner III, Portfolio Manager and Principal of Royce, manages the Fund, assisted by W. Whitney George and Carl D. Brown. Mr. Skinner has been the Fund’s primary portfolio manager since 2008 and previously co-managed the Fund (2003-2007). Mr. George previously served as co-manager (2003-2007) and became assistant portfolio manager in 2008. Mr. Brown became assistant portfolio manager in 2013.

How to Purchase and Sell Fund Shares

The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 13

Royce Premier Fund

Investment Goal Royce Premier Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.94%	0.94%	0.94%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.18%	0.24%	0.28%

Total annual Fund operating expenses	2.12%	1.68%	1.47%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$215	$171	$150

3 Years	$664	$530	$465

5 Years	$1,139	$913	$803

10 Years	$2,452	$1,987	$1,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

14 | The Royce Fund Prospectus 2013

Royce Premier Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $750 million to $2.5 billion. Royce looks for companies that it considers “premier”—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

    Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on June 2, 2003, the R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R, and K Classes have higher expenses than the Investment Class. If Consultant, R, or K Class’s expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 21.55% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -22.18% (quarter ended 12/31/08).

    The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest

The Royce Fund Prospectus 2013 | 15

Royce Premier Fund (concluded)

federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Consultant Class Return Before Taxes	10.24%	4.89%	11.44%
Return After Taxes on Distributions	9.13	4.30	10.64
Return After Taxes on Distributions and Sale of Fund Shares	8.10	4.15	10.08

R Class Return Before Taxes	10.75	5.25	12.16

K Class Return Before Taxes	11.00	5.51	12.33

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and W. Whitney George, Co-Chief Investment Officer, Managing Director, and Portfolio Manager of Royce, co-manage the Fund, assisted by Lauren A. Romeo. Mr. Royce has managed the Fund since its inception and Mr. George has co-managed the Fund with him since 2002. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2006.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16 | The Royce Fund Prospectus 2013

Royce Special Equity Fund

Investment Goals Royce Special Equity Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.99%
Distribution (12b-1) fees	1.00%
Other expenses	0.19%

Total annual Fund operating expenses	2.18%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$221

3 Years	$682

5 Years	$1,169

10 Years	$2,513

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 17

Royce Special Equity Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.
     Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2012 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

     The Fund’s intensive value approach may not be successful and could result in portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on June 2, 2003. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant Class has higher expenses than the Investment Class. If Consultant Class’s expenses had been reflected, total returns prior to June 2, 2003 would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 18.38% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -15.14% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Return Before Taxes	14.20%	6.22%	8.24%
Return After Taxes on Distributions	13.12	5.66	7.54
Return After Taxes on Distributions and Sale of Fund Shares	10.63	5.27	7.16

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only

18 | The Royce Fund Prospectus 2013

Royce Special Equity Fund (concluded)

upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800)-221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles R. Dreifus, Portfolio Manager and Principal of Royce, manages the Fund. Mr. Dreifus has managed the Fund since its inception.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 19

Royce Value Fund

Investment Goal
Royce Value Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.26%	0.35%	0.28%

Total annual Fund operating expenses	2.26%	1.85%	1.53%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$229	$188	$156

3 Years	$706	$582	$483

5 Years	$1,210	$1,001	$834

10 Years	$2,595	$2,169	$1,824

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

20 | The Royce Fund Prospectus 2013

Royce Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and mid-cap companies, those with stock market capitalizations from $750 million to $5 billion, that Royce believes are trading significantly below its estimate of their current worth. The Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.
     Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
 As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2012 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on September 14, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant or R Class’s expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.59% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.36% (quarter ended 12/31/08).
     The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA),

The Royce Fund Prospectus 2013 | 21

Royce Value Fund (concluded)

a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Consultant Class
Return Before Taxes	8.77%	3.03%	12.57%
Return After Taxes on Distributions	7.96	2.67	11.96
Return After Taxes on Distributions and Sale of Fund Shares	6.75	2.58	11.10

R Class
Return Before Taxes	9.18	3.51	13.05

K Class
Return Before Taxes	9.49	3.48	13.04

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Jay S. Kaplan, Portfolio Manager and Principal of Royce, manages the Fund, assisted by Lauren A. Romeo and W. Whitney George. Mr. Kaplan previously served as co-manager (2003-2012) and became primary portfolio manager in 2013. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2008. Mr. George became assistant portfolio manager in 2013. He previously served as co-manager (2004-2012).

How to Purchase and Sell Fund Shares
 The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).

Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22 | The Royce Fund Prospectus 2013

Royce 100 Fund

Investment Goal
Royce 100 Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%
Distribution (12b-1) fees	0.50%	0.25%
Other expenses	1.07%	0.43%
Acquired fund fees and expenses	0.02%	0.02%

Total annual Fund operating expenses	2.59%	1.70%

Fee waivers and/or expense reimbursements	(0.73)%	(0.09)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.86%	1.61%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes’ net annual operating expenses, other than acquired fund fees and expenses, at or below 1.84% and 1.59%, respectively, through April 30, 2014 and at or below 1.99% through April 30, 2023 for the R Class.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	R Class	K Class

1 Year	$189	$164

3 Years	$616	$527

5 Years	$1,069	$915

10 Years	$2,326	$2,001

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 23

Royce 100 Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap, and/or mid-cap companies with stock market capitalizations up to $5 billion. Royce selects securities of approximately 100 “outstanding” micro-cap, small-cap, and/or mid-cap companies—those that Royce believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
     Normally, the Fund invests at least 80% of its net assets in equity securities primarily issued by companies with stock market capitalizations up to $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of micro-cap, small-cap, and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of smaller-company securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (K Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R and K Classes commenced operations on May 15, 2008. Performance information prior to this date is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The R Class has higher expenses than the Service Class. If R Class’s expenses had been reflected, total returns prior to May 15, 2008 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
K Class

During the period shown in the bar chart, the highest return for a calendar quarter was 23.57% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.59% (quarter ended 9/30/11).

     The table also presents the impact of taxes on the Fund’s returns (K Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ

24 | The Royce Fund Prospectus 2013

Royce 100 Fund (concluded)

from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	Since Inception (6/30/03)

K Class
Return Before Taxes	11.37%	4.76%	10.08%
Return After Taxes on Distributions	10.22	4.33	9.37
Return After Taxes on Distributions and Sale of Fund Shares	8.84	4.04	8.72

R Class
Return Before Taxes	10.95	4.50	9.93

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	8.36

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and Lauren A. Romeo co-manage the Fund. Mr. Royce has managed the Fund since its inception. Ms. Romeo became co-manager in 2013, portfolio manager in 2010, and previously served as assistant portfolio manager (2006-2010).

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).

     You may purchase or sell Fund shares only through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 25

Royce Total Return Fund

Investment Goals
 Royce Total Return Fund’s investment goals are long-term growth of capital and current income.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.97%	0.97%	0.97%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.23%	0.27%	0.21%
Acquired fund fees and expenses	0.04%	0.04%	0.04%

Total annual Fund operating expenses	2.24%	1.78%	1.47%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$227	$181	$150

3 Years	$700	$560	$465

5 Years	$1,200	$964	$803

10 Years	$2,575	$2,095	$1,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

26 | The Royce Fund Prospectus 2013

Royce Total Return Fund (continued)

Principal Investment Strategy
 Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap and micro-cap companies that it believes are trading significantly below its estimate of their current worth. This assessment is based chiefly on balance sheet quality and cash flow levels. Of the more than 4,100 small-cap and micro-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to mitigate some of the volatility inherent in the prices of small-cap and micro-cap securities.
    Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
    The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for the Consultant Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 17.14% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.32% (quarter ended 12/31/08).

The Royce Fund Prospectus 2013 | 27

Royce Total Return Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Consultant Class
Return Before Taxes	13.19%	2.81%	7.79%
Return After Taxes on Distributions	12.43	2.58	7.39
Return After Taxes on Distributions and Sale of Fund Shares	9.56	2.38	6.84

R Class
Return Before Taxes	13.66	3.18	8.48

K Class Return Before Taxes	14.08	3.51	8.70

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

    The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, serves as the Fund’s lead portfolio manager. Jay S. Kaplan, Portfolio Manager and Principal of Royce, manages the Fund with him. They are assisted by George Necakov and Chris E. Flynn. Mr. Royce has managed the Fund since its inception. Mr. Kaplan began to manage the Fund in 2011 and previously served as assistant portfolio manager (2005-2011). Mr. Necakov has served as assistant portfolio manager since 2005, and Mr. Flynn has served as assistant portfolio manager since 2007.

How to Purchase and Sell Fund Shares
 The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28 | The Royce Fund Prospectus 2013

Royce Micro-Cap Fund

Investment Goal
 Royce Micro-Cap Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.30%
Distribution (12b-1) fees	1.00%
Other expenses	0.25%
Acquired fund fees and expenses	0.02%

Total annual Fund operating expenses	2.57%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$260

3 Years	$799

5 Years	$1,365

10 Years	$2,905

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 29

Royce Micro-Cap Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap companies, a universe of more than 3,000 companies with stock market capitalizations up to $750 million. Using its value approach, Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.
    Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information).
    In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
    The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s benchmark index, and the Russell 2000 Index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 30.46% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.65% (quarter ended 12/31/08).

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns

30 | The Royce Fund Prospectus 2013

Royce Micro-Cap Fund (concluded)

shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Return Before Taxes	6.77%	1.58%	10.25%
Return After Taxes on Distributions	5.72	0.95	8.92
Return After Taxes on Distributions and Sale of Fund Shares	5.72	1.19	8.73

Russell Microcap Index (Reflects no deductions for fees, expenses, or taxes)	19.75	1.46	8.42

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Certain immaterial adjustments were made to the net assets of the Fund at 12/30/11 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Jenifer L. Taylor, Portfolio Manager of Royce, manages the Fund, assisted by W. Whitney George and Brendan J. Hartman. Ms. Taylor has served as primary portfolio manager since 2009. She previously served as assistant portfolio manager (2004-2005) and co-manager (2006-2009). Mr. George has served as assistant portfolio manager since 2009. He previously served as primary portfolio manager (2001-2005) and co-manager (2006-2013). Mr. Hartman became assistant portfolio manager in 2013.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 31

Royce Opportunity Fund

Investment Goal
Royce Opportunity Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.36%	0.51%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	2.37%	2.02%	1.53%

Fee waivers and/or expense reimbursements	0.00%	(0.17)%	0.00%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.37%	1.85%	1.53%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R Class’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.84% through April 30, 2014 and at or below 1.99% through April 30, 2023.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the R Class for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$240	$188	$156

3 Years	$739	$613	$483

5 Years	$1,265	$1,064	$834

10 Years	$2,706	$2,315	$1,824

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

32 | The Royce Fund Prospectus 2013

Royce Opportunity Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion, in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities.

     Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations up to $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets in securities of companies headquartered in foreign countries.

     Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     The Fund’s opportunistic value approach may not be successful and could result in portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R, and K Classes have higher expenses than the Investment Class. If Consultant, R, or K Class’s expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 36.38% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -36.51% (quarter ended 12/31/08).

     The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an

The Royce Fund Prospectus 2013 | 33

Royce Opportunity Fund (concluded)

individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Consultant Class
Return Before Taxes	21.09%	3.39%	11.07%
Return After Taxes on Distributions	19.96	2.93	9.98
Return After Taxes on Distributions and Sale of Fund Shares	15.02	2.77	9.66

R Class
Return Before Taxes	21.85	3.82	11.52

K Class
Return Before Taxes	22.19	4.30	11.82

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.35	3.56	9.72

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Boniface A. Zaino, Managing Director and Portfolio Manager of Royce, manages the Fund, assisted by William A. Hench. Mr. Zaino has managed the Fund since 1998. Mr. Hench has served as the Fund’s assistant portfolio manager since 2004.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).

    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34 | The Royce Fund Prospectus 2013

Royce Global Value Fund

Investment Goal
Royce Global Value Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%	1.25%	1.25%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.30%	17.44%	28.49%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	2.56%	19.20%	30.00%

Fee waivers and/or expense reimbursements	(0.11)%	(17.20)%	(28.25)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.45%	2.00%	1.75%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant, R, and K Classes’ net annual operating expenses, other than acquired fund fees and expenses, at or below 2.44%, 1.99%, and 1.74%, respectively, through April 30, 2014 and at or below 1.99% through April 30, 2023 for the R and K Classes.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$248	$203	$178

3 Years	$786	$627	$603

5 Years	$1,351	$1,078	$1,055

10 Years	$2,887	$2,327	$2,307

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 35

Royce Global Value Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that generally a significant portion of the Fund’s assets will be invested in the equity securities of micro-cap, small-cap, and/or mid-cap companies with market capitalizations up to $5 billion.
    Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized, and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.
    In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
    In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
    The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2011 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap, and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total

36 | The Royce Fund Prospectus 2013

Royce Global Value Fund (concluded)

Returns chart shows performance year by year since the Fund’s inception (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global Small Cap Index, the Fund’s benchmark index. The Consultant Class commenced operations on May 2, 2011, and the R and K Classes commenced operations on March 21, 2012. Performance information prior to May 2, 2011 is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant Class’s expenses had been reflected, total returns prior to its inception date would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 30.22% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.01% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	Since Inception (12/29/06)

Consultant Class
Return Before Taxes	10.13%	3.28%	5.03%
Return After Taxes on Distributions	10.11	3.21	4.87
Return After Taxes on Distributions and Sale of Fund Shares	6.61	2.80	4.28

R Class
Return Before Taxes	10.77	3.52	5.23

K Class Return Before Taxes	10.95	3.55	5.26

Russell Global Small Cap Index (Reflects no deductions for fees, expenses, or taxes)	17.75	0.19	1.67

    The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. W. Whitney George, Co-Chief Investment Officer, Managing Director, and Portfolio Manager of Royce, and David A. Nadel, Portfolio Manager and Director of International Research of Royce, co-manage the Fund. Mr. George has managed the Fund since its inception. Mr. Nadel served as assistant portfolio manager from the Fund’s inception until 2009, when he began to co-manage the Fund with Mr. George.

How to Purchase and Sell Fund Shares
 The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 37

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Asset Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Pennsylvania Mutual Fund – Consultant Class
2012	$9.69	$0.01	$1.25	$1.26	$(0.01)	$(0.65)	$–	$(0.66)	$–	$10.29	13.27%	$654,642	1.97%	1.97%	1.97%	0.12%	22%
2011	10.61	(0.09)	(0.45)	(0.54)	–	(0.38)	–	(0.38)	–	9.69	(5.05)	664,778	1.85	1.85	1.85	(0.85)	20
2010	8.65	(0.03)	1.99	1.96	–	–	–	–	–	10.61	22.66	841,525	1.87	1.87	1.87	(0.36)	25
2009	6.40	(0.05)	2.30	2.25	–	–	–	–	–	8.65	35.16	757,734	1.89	1.89	1.89	(0.64)	23
2008	10.09	(0.04)	(3.55)	(3.59)	–	(0.10)	–	(0.10)	–	6.40	(35.52)	635,688	1.88	1.87	1.87	(0.46)	36
Royce Pennsylvania Mutual Fund – R Class
2012	$10.50	$0.07	$1.35	$1.42	$(0.05)	$(0.65)	$–	$(0.70)	$–	$11.22	13.79%	$32,977	1.50%	1.50%	1.50%	0.70%	22%
2011	11.43	(0.05)	(0.50)	(0.55)	–	(0.38)	–	(0.38)	–	10.50	(4.77)	22,542	1.51	1.51	1.51	(0.47)	20
2010	9.28	0.01	2.14	2.15	(0.00)	–	–	(0.00)	–	11.43	23.21	17,868	1.51	1.51	1.51	0.06	25
2009	6.87	(0.05)	2.46	2.41	–	–	–	–	–	9.28	35.08	9,808	1.95	1.95	1.84	(0.61)	23
2008	10.78	(0.00)	(3.81)	(3.81)	–	(0.10)	–	(0.10)	–	6.87	(35.28)	5,270	1.58	1.57	1.57	(0.03)	36
Royce Pennsylvania Mutual Fund – K Class (a)
2012	$9.68	$0.09	$1.24	$1.33	$(0.07)	$(0.65)	$–	$(0.72)	$–	$10.29	14.04%	$8,849	1.26%	1.26%	1.26%	0.94%	22%
2011	10.57	(0.05)	(0.46)	(0.51)	–	(0.38)	–	(0.38)	–	9.68	(4.78)	5,800	1.55	1.55	1.55	(0.49)	20
2010	8.59	0.00	1.98	1.98	(0.00)	–	–	(0.00)	–	10.57	23.11	3,760	1.61	1.61	1.59	0.01	25
2009	6.34	(0.02)	2.27	2.25	–	–	–	–	–	8.59	35.49	1,920	1.79	1.79	1.59	(0.34)	23
2008	10.00	0.01	(3.57)	(3.56)	–	(0.10)	–	(0.10)	–	6.34	(35.53)[1]	694	12.12 [2]	12.12 [2]	1.59 [2]	0.13 [2]	36
Royce Heritage Fund – Consultant Class
2012	$10.64	$(0.04)	$1.44	$1.40	$–	$(0.36)	$–	$(0.36)	$–	$11.68	13.30%	$13,909	2.41%	2.41%	2.41%	(0.39)%	39%
2011	12.50	(0.11)	(1.16)	(1.27)	–	(0.59)	–	(0.59)	–	10.64	(10.14)	13,850	2.28	2.28	2.28	(0.91)	51
2010	10.14	(0.08)	2.73	2.65	–	(0.29)	–	(0.29)	–	12.50	26.22	12,801	2.36	2.36	2.36	(0.77)	66
2009	6.75	(0.09)	3.48	3.39	–	–	–	–	–	10.14	50.22	7,485	2.55	2.55	2.49	(1.05)	59
2008	11.10	(0.08)	(4.03)	(4.11)	–	(0.25)	–	(0.25)	0.01	6.75	(36.81)	4,609	2.69	2.68	2.49	(0.86)	128
Royce Heritage Fund – R Class(a)
2012	$9.87	$0.02	$1.34	$1.36	$(0.01)	$(0.36)	$–	$(0.37)	$–	$10.86	13.88%	$4,832	1.95%	1.95%	1.84%	0.17%	39%
2011	11.63	(0.06)	(1.07)	(1.13)	(0.04)	(0.59)	–	(0.63)	–	9.87	(9.73)	4,081	1.90	1.90	1.84	(0.45)	51
2010	9.43	(0.03)	2.55	2.52	(0.03)	(0.29)	–	(0.32)	–	11.63	26.84	1,909	2.22	2.22	1.84	(0.25)	66
2009	6.23	(0.05)	3.25	3.20	–	–	–	–	–	9.43	51.36	832	4.03	4.03	1.84	(0.56)	59
2008	10.00	(0.01)	(3.51)	(3.52)	–	(0.25)	–	(0.25)	–	6.23	(35.05)[1]	65	19.77 [2]	19.76 [2]	1.84 [2]	(0.27)[2]	128
Royce Heritage Fund – K Class(a)
2012	$9.93	$0.04	$1.36	$1.40	$(0.07)	$(0.36)	$–	$(0.43)	$–	$10.90	14.22%	$7,077	1.61%	1.61%	1.59%	0.42%	39%
2011	11.68	(0.04)	(1.08)	(1.12)	(0.04)	(0.59)	–	(0.63)	–	9.93	(9.53)	7,787	1.66	1.66	1.59	(0.24)	51
2010	9.46	(0.03)	2.60	2.57	(0.06)	(0.29)	–	(0.35)	–	11.68	27.29	5,214	1.67	1.67	1.59	(0.00)	66
2009	6.24	(0.02)	3.24	3.22	–	–	–	–	–	9.46	51.60	287	5.82	5.82	1.59	(0.26)	59
2008	10.00	(0.00)	(3.51)	(3.51)	–	(0.25)	–	(0.25)	–	6.24	(34.95)[1]	65	19.53 [2]	19.53 [2]	1.59 [2]	(0.02)[2]	128

38 | The Royce Fund Prospectus 2013

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Asset Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Total Return Fund – Consultant Class
2012	$12.77	$0.11	$1.56	$1.67	$(0.01)	$(0.62)	$–	$(0.63)	$–	$13.81	13.19%	$331,116	2.20%	2.20%	2.20%	0.80%	17%
2011	13.27	0.02	(0.37)	(0.35)	–	(0.15)	–	(0.15)	–	12.77	(2.64)	328,610	2.07	2.07	2.07	0.15	21
2010	10.90	0.08	2.33	2.41	(0.04)	–	–	(0.04)	–	13.27	22.18	391,886	2.09	2.09	2.09	0.68	15
2009	8.76	0.07	2.12	2.19	(0.05)	–	–	(0.05)	–	10.90	25.12	366,367	2.12	2.12	2.12	0.78	20
2008	12.91	0.08	(4.18)	(4.10)	(0.05)	(0.00)	–	(0.05)	–	8.76	(31.83)	354,384	2.09	2.08	2.08	0.71	25
Royce Total Return Fund – R Class
2012	$12.79	$0.18	$1.55	$1.73	$(0.08)	$(0.62)	$–	$(0.70)	$–	$13.82	13.66%	$48,797	1.74%	1.74%	1.74%	1.36%	17%
2011	13.28	0.08	(0.38)	(0.30)	(0.04)	(0.15)	–	(0.19)	–	12.79	(2.23)	34,695	1.68	1.68	1.68	0.62	21
2010	10.88	0.15	2.32	2.47	(0.07)	–	–	(0.07)	–	13.28	22.76	20,011	1.71	1.71	1.71	1.20	15
2009	8.74	0.10	2.10	2.20	(0.06)	–	–	(0.06)	–	10.88	25.43	6,450	1.85	1.85	1.84	1.05	20
2008	12.93	0.11	(4.19)	(4.08)	(0.11)	(0.00)	–	(0.11)	–	8.74	(31.67)	2,946	2.03	2.02	1.84	1.10	25
Royce Total Return Fund – K Class (b)
2012	$9.90	$0.17	$1.21	$1.38	$(0.13)	$(0.62)	$–	$(0.75)	$–	$10.53	14.08%	$163,412	1.43%	1.43%	1.43%	1.51%	17%
2011	10.31	0.09	(0.30)	(0.21)	(0.05)	(0.15)	–	(0.20)	–	9.90	(1.97)	177,812	1.44	1.44	1.44	0.90	21
2010	8.47	0.13	1.81	1.94	(0.10)	–	–	(0.10)	–	10.31	23.08	95,319	1.43	1.43	1.43	1.46	15
2009	6.81	0.11	1.63	1.74	(0.08)	–	–	(0.08)	–	8.47	25.89	43,281	1.42	1.42	1.42	1.44	20
2008	10.00	0.02	(3.07)	(3.05)	(0.14)	(0.00)	–	(0.14)	–	6.81	(30.56)[1]	14,064	1.46 [2]	1.46 [2]	1.46 [2]	1.81 [2]	25
Royce Premier Fund – Consultant Class
2012	$16.87	$0.02	$1.69	$1.71	$(0.02)	$(1.21)	$–	$(1.23)	$–	$17.35	10.24%	$60,568	2.12%	2.12%	2.12%	0.13%	7%
2011	18.81	(0.21)	(0.14)	(0.35)	–	(1.59)	–	(1.59)	–	16.87	(1.80)	59,766	2.05	2.05	2.05	(1.07)	18
2010	15.24	(0.17)	4.01	3.84	–	(0.27)	–	(0.27)	–	18.81	25.24	71,686	2.08	2.08	2.08	(1.04)	10
2009	11.55	(0.15)	3.84	3.69	–	–	–	–	–	15.24	31.95	58,241	2.14	2.14	2.14	(1.13)	14
2008	16.57	(0.13)	(4.69)	(4.82)	–	(0.20)	–	(0.20)	–	11.55	(29.04)	28,977	2.12	2.11	2.11	(0.84)	11
Royce Premier Fund – R Class
2012	$17.99	$0.11	$1.80	$1.91	$(0.08)	$(1.21)	$–	$(1.29)	$–	$18.61	10.75%	$28,632	1.68%	1.68%	1.68%	0.57%	7%
2011	19.91	(0.14)	(0.15)	(0.29)	(0.04)	(1.59)	–	(1.63)	–	17.99	(1.38)	23,653	1.66	1.66	1.66	(0.63)	18
2010	16.07	(0.11)	4.22	4.11	–	(0.27)	–	(0.27)	–	19.91	25.61	10,185	1.78	1.78	1.78	(0.64)	10
2009	12.15	(0.12)	4.04	3.92	–	–	–	–	–	16.07	32.26	2,634	2.26	2.26	1.84	(0.83)	14
2008	17.36	(0.08)	(4.93)	(5.01)	–	(0.20)	–	(0.20)	–	12.15	(28.81)	396	3.97	3.97	1.84	(0.54)	11
Royce Premier Fund – K Class(a)
2012	$8.67	$0.08	$0.85	$0.93	$(0.20)	$(1.21)	$–	$(1.41)	$–	$8.19	11.00%	$9,707	1.47%	1.47%	1.47%	0.79%	7%
2011	10.46	(0.05)	(0.09)	(0.14)	(0.06)	(1.59)	–	(1.65)	–	8.67	(1.20)	8,776	1.49	1.49	1.49	(0.46)	18
2010	8.53	(0.04)	2.24	2.20	–	(0.27)	–	(0.27)	–	10.46	25.86	3,845	1.63	1.63	1.59	(0.47)	10
2009	6.44	(0.05)	2.14	2.09	–	–	–	–	–	8.53	32.45	1,551	2.39	2.39	1.59	(0.60)	14
2008	10.00	(0.02)	(3.34)	(3.36)	–	(0.20)	–	(0.20)	–	6.44	(33.51)[1]	35	35.36 [2]	35.36 [2]	1.59 [2]	(0.38)[2]	11

The Royce Fund Prospectus 2013 | 39

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Asset Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Special Equity Fund – Consultant Class
2012	$18.88	$0.23	$2.42	$2.65	$(0.23)	$(1.10)	$–	$(1.33)	$–	$20.20	14.20%	$57,755	2.18%	2.18%	2.18%	1.13%	31%
2011	20.16	(0.15)	(0.05)	(0.20)	–	(1.08)	–	(1.08)	–	18.88	(0.93)	50,253	2.16	2.16	2.16	(0.77)	23
2010	17.03	(0.04)	3.17	3.13	–	–	–	–	–	20.16	18.38	38,497	2.17	2.17	2.17	(0.22)	21
2009	13.42	(0.06)	3.67	3.61	–	–	–	–	–	17.03	26.90	20,891	2.23	2.23	2.23	(0.41)	10
2008	17.87	0.03	(3.72)	(3.69)	(0.01)	(0.75)	–	(0.76)	–	13.42	(20.46)	11,460	2.26	2.26	2.26	0.18	27
Royce Value Fund – Consultant Class
2012	$10.46	$0.02	$0.89	$0.91	$(0.03)	$(0.53)	$–	$(0.56)	$–	$10.81	8.77%	$33,480	2.26%	2.26%	2.26%	0.15%	25%
2011	12.21	(0.11)	(0.89)	(1.00)	–	(0.75)	–	(0.75)	–	10.46	(8.20)	36,104	2.17	2.17	2.17	(0.94)	35
2010	9.84	(0.07)	2.44	2.37	–	–	–	–	–	12.21	24.09	35,167	2.18	2.18	2.18	(0.69)	35
2009	6.85	(0.09)	3.08	2.99	–	–	–	–	–	9.84	43.65	27,625	2.23	2.23	2.23	(1.09)	49
2008	10.50	(0.11)	(3.54)	(3.65)	–	–	–	–	–	6.85	(34.76)	15,915	2.29	2.28	2.28	(1.18)	41
Royce Value Fund – R Class
2012	$10.78	$0.07	$0.91	$0.98	$(0.07)	$(0.53)	$–	$(0.60)	$–	$11.16	9.18%	$37,679	1.85%	1.85%	1.85%	0.59%	25%
2011	12.54	(0.06)	(0.91)	(0.97)	(0.04)	(0.75)	–	(0.79)	–	10.78	(7.75)	34,151	1.68	1.68	1.68	(0.44)	35
2010	10.05	(0.02)	2.51	2.49	(0.00)	–	–	(0.00)	–	12.54	24.81	26,524	1.68	1.67	1.67	(0.16)	35
2009	6.97	(0.06)	3.14	3.08	–	–	–	–	–	10.05	44.19	6,114	2.08	2.08	1.84	(0.68)	49
2008	10.63	(0.06)	(3.62)	(3.68)	–	–	–	–	0.02	6.97	(34.43)	326	6.72	6.71	1.84	(0.68)	41
Royce Value Fund – K Class (a)
2012	$8.95	$0.09	$0.75	$0.84	$(0.12)	$(0.53)	$–	$(0.65)	$–	$9.14	9.49%	$18,209	1.53%	1.53%	1.53%	0.98%	25%
2011	10.54	(0.03)	(0.77)	(0.80)	(0.04)	(0.75)	–	(0.79)	–	8.95	(7.54)	14,079	1.54	1.54	1.54	(0.33)	35
2010	8.46	(0.00)	2.10	2.10	(0.02)	–	–	(0.02)	–	10.54	24.82	13,195	1.50	1.50	1.50	0.01	35
2009	5.91	(0.03)	2.58	2.55	–	–	–	–	–	8.46	43.15	4,721	1.73	1.73	1.59	(0.43)	49
2008	10.00	(0.01)	(4.08)	(4.09)	–	–	–	–	–	5.91	(40.90)[1]	1,550	9.63 [2]	9.63 [2]	1.59 [2]	(0.35)[2]	41
Royce 100 Fund – R Class (a)
2012	$10.46	$0.05	$1.07	$1.12	$–	$(0.74)	$–	$(0.74)	$–	$10.84	10.95%	$2,554	2.57%	2.57%	1.84%	0.46%	13%
2011	11.72	(0.10)	(0.71)	(0.81)	–	(0.45)	–	(0.45)	–	10.46	(6.88)	3,469	2.70	2.69	1.84	(0.88)	27
2010	9.52	(0.03)	2.34	2.31	–	(0.11)	–	(0.11)	–	11.72	24.26	1,358	2.22	2.21	1.84	(0.29)	27
2009	6.93	(0.05)	2.64	2.59	–	–	–	–	–	9.52	37.37	296	6.58	6.57	1.84	(0.56)	42
2008	10.00	(0.02)	(2.96)	(2.98)	–	(0.09)	–	(0.09)	–	6.93	(29.78)[1]	70	18.97 [2]	18.97 [2]	1.84 [2]	(0.44)[2]	72
Royce 100 Fund – K Class (a)
2012	$10.56	$0.11	$1.06	$1.17	$(0.04)	$(0.74)	$–	$(0.78)	$–	$10.95	11.37%	$3,554	1.68%	1.68%	1.59%	0.88%	13%
2011	11.81	(0.08)	(0.72)	(0.80)	–	(0.45)	–	(0.45)	–	10.56	(6.75)	4,447	1.66	1.66	1.59	(0.68)	27
2010	9.57	0.02	2.33	2.35	–	(0.11)	–	(0.11)	–	11.81	24.55	2,915	1.89	1.89	1.59	0.20	27
2009	6.94	(0.03)	2.66	2.63	–	–	–	–	–	9.57	37.90	186	5.78	5.78	1.59	(0.41)	42
2008	10.00	(0.01)	(2.96)	(2.97)	–	(0.09)	–	(0.09)	–	6.94	(29.68)[1]	95	17.55 [2]	17.55 [2]	1.59 [2]	(0.13)[2]	72

40 | The Royce Fund Prospectus 2013

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Asset Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Low-Priced Stock Fund – R Class
2012	$14.05	$0.04	$0.50	$0.54	$(0.10)	$(0.91)	$–	$(1.01)	$–	$13.58	4.10%	$5,823	2.05%	2.05%	1.84%	0.22%	8%
2011	18.05	(0.19)	(2.49)	(2.68)	(0.12)	(1.20)	–	(1.32)	–	14.05	(14.86)	7,337	1.95	1.95	1.84	(0.72)	22
2010	13.95	(0.12)	4.44	4.32	(0.08)	(0.14)	–	(0.22)	–	18.05	31.00	2,925	2.21	2.21	1.84	(0.67)	24
2009	9.11	(0.09)	4.92	4.83	(0.00)	–	–	(0.00)	0.01	13.95	53.13	1,134	3.02	3.02	1.84	(0.76)	22
2008	14.76	(0.05)	(5.33)	(5.38)	–	(0.27)	–	(0.27)	–	9.11	(36.22)	74	10.95	10.94	1.84	(0.42)	39
Royce Low-Priced Stock Fund – K Class (a)
2012	$8.65	$0.07	$0.27	$0.34	$(0.18)	$(0.91)	$–	$(1.09)	$–	$7.90	4.42%	$6,253	1.71%	1.71%	1.59%	0.40%	8%
2011	11.70	(0.08)	(1.63)	(1.71)	(0.14)	(1.20)	–	(1.34)	–	8.65	(14.71)	8,719	1.68	1.68	1.59	(0.48)	22
2010	9.09	(0.08)	2.93	2.85	(0.10)	(0.14)	–	(0.24)	–	11.70	31.44	4,782	1.78	1.78	1.59	(0.40)	24
2009	5.95	(0.10)	3.28	3.18	(0.04)	–	–	(0.04)	–	9.09	53.45	676	4.75	4.75	1.59	(0.44)	22
2008	10.00	(0.01)	(3.77)	(3.78)	–	(0.27)	–	(0.27)	–	5.95	(37.47)[1]	30	40.19 [2]	40.19 [2]	1.59 [2]	(0.19)[2]	39
Royce Opportunity Fund – Consultant Class
2012	$9.67	$(0.13)	$2.14	$2.01	$–	$(0.67)	$–	$(0.67)	$–	$11.01	21.09%	$11,930	2.36%	2.36%	2.36%	(1.22)%	34%
2011	11.46	(0.15)	(1.45)	(1.60)	–	(0.19)	–	(0.19)	–	9.67	(13.91)	11,884	2.24	2.24	2.24	(1.44)	35
2010	8.66	(0.15)	2.95	2.80	–	–	–	–	–	11.46	32.33	13,126	2.29	2.29	2.29	(1.56)	47
2009	5.42	(0.11)	3.35	3.24	–	–	–	–	–	8.66	59.78	7,500	2.45	2.45	2.45	(1.66)	44
2008	10.78	(0.07)	(4.95)	(5.02)	–	(0.34)	–	(0.34)	–	5.42	(46.40)	4,707	2.48	2.47	2.47	(0.74)	52
Royce Opportunity Fund – R Class
2012	$9.98	$(0.07)	$2.22	$2.15	$–	$(0.67)	$–	$(0.67)	$–	$11.46	21.85%	$6,612	2.01%	2.01%	1.84%	(0.62)%	34%
2011	11.78	(0.10)	(1.51)	(1.61)	–	(0.19)	–	(0.19)	–	9.98	(13.62)	3,088	2.03	2.03	1.84	(0.98)	35
2010	8.86	(0.11)	3.03	2.92	–	–	–	–	–	11.78	32.96	1,407	2.88	2.88	1.84	(1.06)	47
2009	5.50	(0.07)	3.43	3.36	–	–	–	–	–	8.86	61.09	341	9.91	9.91	1.84	(1.05)	44
2008	11.02	(0.06)	(5.08)	(5.14)	(0.04)	(0.34)	–	(0.38)	–	5.50	(46.50)	64	18.28	18.27	1.84	(0.04)	52
Royce Opportunity Fund – K Class (a)
2012	$9.33	$(0.04)	$2.08	$2.04	$–	$(0.67)	$–	$(0.67)	$–	$10.70	22.19%	$8,828	1.52%	1.52%	1.52%	(0.36)%	34%
2011	10.98	(0.07)	(1.39)	(1.46)	–	(0.19)	–	(0.19)	–	9.33	(13.25)	6,484	1.46	1.46	1.46	(0.68)	35
2010	8.24	(0.07)	2.81	2.74	–	–	–	–	–	10.98	33.25	6,657	1.63	1.63	1.59	(0.76)	47
2009	5.11	(0.06)	3.19	3.13	–	–	–	–	–	8.24	61.25	286	6.85	6.85	1.59	(0.86)	44
2008	10.00	(0.00)	(4.51)	(4.51)	(0.04)	(0.34)	–	(0.38)	–	5.11	(44.92)[1]	24	44.39 [2]	44.39 [2]	1.59 [2]	(0.06)[2]	52
Royce Value Plus Fund – Consultant Class
2012	$11.60	$(0.15)	$1.79	$1.64	$–	$–	$–	$–	$–	$13.24	14.14%	$19,618	2.37%	2.37%	2.37%	(1.21)%	32%
2011	12.99	(0.19)	(1.20)	(1.39)	–	–	–	–	–	11.60	(10.70)	20,245	2.19	2.19	2.19	(1.50)	49
2010	10.93	(0.14)	2.20	2.06	–	–	–	–	–	12.99	18.85	30,279	2.16	2.16	2.16	(1.26)	48
2009	7.79	(0.09)	3.23	3.14	–	–	–	–	–	10.93	40.31	31,154	2.20	2.20	2.20	(0.98)	39
2008	13.65	(0.15)	(5.53)	(5.68)	–	(0.18)	–	(0.18)	–	7.79	(41.55)	26,024	2.21	2.21	2.21	(1.30)	42

The Royce Fund Prospectus 2013 | 41

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Asset Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Value Plus Fund – R Class
2012	$11.77	$(0.09)	$1.83	$1.74	$–	$–	$–	$–	$–	$13.51	14.78%	$1,221	2.35%	2.35%	1.84%	(0.66)%	32%
2011	13.24	(0.15)	(1.23)	(1.38)	(0.09)	–	–	(0.09)	–	11.77	(10.40)	1,079	2.45	2.45	1.84	(1.12)	49
2010	11.13	(0.11)	2.26	2.15	(0.04)	–	–	(0.04)	–	13.24	19.34	942	2.75	2.75	1.84	(0.90)	48
2009	7.91	(0.06)	3.28	3.22	–	–	–	–	–	11.13	40.71	642	3.76	3.76	1.84	(0.70)	39
2008	13.80	(0.09)	(5.62)	(5.71)	–	(0.18)	–	(0.18)	–	7.91	(41.31)	331	6.62	6.62	1.84	(0.92)	42
Royce Value Plus Fund – K Class(a)
2012	$8.78	$(0.04)	$1.36	$1.32	$–	$–	$–	$–	$–	$10.10	15.03%	$486	2.96%	2.96%	1.59%	(0.45)%	32%
2011	9.77	(0.08)	(0.91)	(0.99)	–	–	–	–	–	8.78	(10.13)	501	1.86	1.86	1.59	(0.86)	49
2010	8.22	(0.06)	1.67	1.61	(0.06)	–	–	(0.06)	–	9.77	19.55	1,851	1.88	1.88	1.59	(0.67)	48
2009	5.82	(0.03)	2.43	2.40	–	–	–	–	–	8.22	41.24	1,363	2.46	2.45	1.59	(0.38)	39
2008	10.00	(0.04)	(3.96)	(4.00)	–	(0.18)	–	(0.18)	–	5.82	(39.91)[1]	31	39.36 [2]	39.36 [2]	1.59 [2]	(0.75)[2]	42
Royce Micro-Cap Fund – Consultant Class
2012	$13.11	$(0.10)	$0.95	$0.85	$–	$(0.88)	$–	$(0.88)	$–	$13.08	6.77%	$120,871	2.55%	2.55%	2.55%	(0.77)%	15%
2011	15.91	(0.21)	(1.84)	(2.05)	(0.05)	(0.70)	–	(0.75)	–	13.11	(12.86)	134,752	2.42	2.42	2.42	(1.41)	35
2010	12.45	(0.15)	3.74	3.59	(0.13)	–	–	(0.13)	–	15.91	28.85	181,746	2.43	2.43	2.43	(1.20)	36
2009	8.14	(0.13)	4.53	4.40	(0.09)	–	–	(0.09)	–	12.45	54.14	149,454	2.46	2.46	2.46	(1.30)	34
2008	14.51	0.00	(6.04)	(6.04)	–	(0.33)	–	(0.33)	–	8.14	(41.46)	103,038	2.45	2.45	2.45	0.02	43
Royce Global Value Fund – Consultant Class(c)
2012	$11.71	$0.02	$1.17	$1.19	$(0.02)	$–	$–	$(0.02)	$–	$12.88	10.13%	$23,383	2.55%	2.55%	2.44%	0.16%	36%
2011	15.66	(0.09)	(3.80)	(3.89)	(0.06)	–	–	(0.06)	–	11.71	(24.82)[1]	18,585	2.64 [2]	2.64 [2]	2.44 [2]	(0.77)[2]	77
Royce Global Value Fund – R Class(d)
2012	$10.00	$0.02	$(0.21)	$(0.19)	$(0.12)	$–	$–	$(0.12)	$–	$9.69	(1.90)%[1]	$80	19.19%[2]	19.19%[2]	1.99%[2]	0.70%[2]	36%
Royce Global Value Fund – K Class(d)
2012	$10.00	$0.09	$(0.27)	$(0.18)	$(0.13)	$–	$–	$(0.13)	$–	$9.69	(1.74)%[1]	$41	29.99%[2]	29.98%[2]	1.74%[2]	1.20%[2]	36%

(a)	The Class commenced operations on May 15, 2008.
(b)	The Class commenced operations on May 1, 2008.
(c)	The Class commenced operations on May 2, 2011.
(d)	The Class commenced operations on March 21, 2012.
[1]	Not annualized
[2]	Annualized

42 | The Royce Fund Prospectus 2013

Smaller-capitalization stocks are those issued by companies with market capitalizations of up to $15 billion.

Investing in Smaller Companies

Micro-cap, Small-cap, and Mid-cap Stocks
Royce views the large and diverse universe of smaller companies available for investment by the Funds as having three investment segments or tiers—micro-cap, small-cap, and mid-cap. Royce refers to the segment of companies with market capitalizations up to $750 million as micro-cap. We define the next tier, the small-cap universe, as those companies with market capitalizations between $750 million and $2.5 billion. Finally, Royce defines mid-cap as those companies with market caps between $2.5 billion and $15 billion.
    Smaller companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors, and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies.

    As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on the securities of smaller companies generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

    The U.S. micro-cap segment consists of more than 3,200 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.
    The U.S. small-cap tier consists of more than 800 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices.
    Certain Funds in this Prospectus may also invest in U.S. mid-cap securities, which Royce defines as those companies with market capitalizations between $2.5 billion and $15 billion, a sector that includes more than 700 companies. In general, mid-caps share many of the same characteristics as those companies with market caps between $750 million and $2.5 billion. As a result, Royce normally employs a more concentrated approach when investing in these

Market capitalization is the

number of a company’s outstanding

shares of stock multiplied by its

most recent closing price per share.

The Russell 2000 is an unmanaged

index of U.S. small-company

common stocks that Royce and

others use to benchmark the

performance of small-cap funds.

It includes the smallest 2,000

companies (based on market

capitalization) among the largest

3,000 companies tracked by

Russell Investments.

The Royce Fund Prospectus 2013 | 43

companies, holding proportionately larger positions in a relatively limited number of securities. The Funds may invest in other investment companies that invest in equity securities.
     The Funds may also invest in foreign securities to varying degrees. The foreign smaller company market consists of more than 28,000 companies located in developed countries. For more information regarding investing in foreign securities, see page 45.

Value Investing

Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet, the level of its cash flows, and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects (especially in Royce Value Plus and Opportunity Funds) or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

    Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.

    Royce’s value approach strives to reduce some of the other risks of investing in the securities of smaller companies (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Royce Opportunity Fund may place less emphasis on balance sheet quality if other factors warrant, such as a company’s potential ability to generate free cash flow. Royce attempts to mitigate company-specific risk for Royce Pennsylvania Mutual, Low-Priced Stock, Total Return, Micro-Cap, and Opportunity Funds by investing in a relatively larger number of micro-cap issuers.
    While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in micro-cap, small-cap, and mid-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-37.
     Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad smaller-company stock market declines, it may also potentially have the effect of limiting gains in strong smaller-company up markets.

Temporary Investments

Each of the Funds may invest without limit in short-term fixed-income securities for temporary defensive purposes. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect. Each Fund also may invest in short-term fixed-income securities in order to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions.

44 | The Royce Fund Prospectus 2013

Investing in Foreign Securities

For Funds that invest primarily in U.S. securities, Royce defines “foreign” as those equity securities of companies headquartered outside of the United States. For Royce Global Value Fund, Royce defines “foreign” as those equity securities of companies “located” outside of the United States. A company is deemed to be “located” outside of the United States if it is headquartered, organized and/or its stock principally trades outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets may not be correlated with U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.
    The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure, or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions, and other adverse political, social, or diplomatic developments that could affect investment; sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries

The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in companies headquartered in developing, or emerging market, countries. Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political, legal, and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume, and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special

The Royce Fund Prospectus 2013 | 45

(From Left to Right) W. Whitney George, Boniface A. Zaino, Charles R. Dreifus and Charles M. Royce

Royce invests in the equity

securities of smaller companies

that are trading significantly

below our assessment of

their current worth, with the

expectation that their market

prices should increase toward

this estimate, resulting in capital

appreciation for Fund investors.

custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

Management of the Funds

Royce & Associates, LLC (“Royce”) is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for 40 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He serves as portfolio manager or co-manager for the following Funds in this Prospectus: Royce Pennsylvania Mutual, Heritage, Premier, 100, and Total Return Funds.
    W. Whitney George is the firm’s Co-Chief Investment Officer and a Managing Director and Vice President. He serves as portfolio manager or co-manager for Royce Low-Priced Stock, Premier, and Global Value Funds. He also serves as assistant portfolio manager for Royce Value Plus, Value, and Micro-Cap Funds. Mr. George has been a Portfolio Manager at Royce since 2000. He has been employed by Royce since 1991.
    Royce’s senior investment staff includes the following portfolio managers: Boniface A. Zaino, Managing Director, who serves as portfolio manager for Royce Opportunity Fund, and Charles R. Dreifus, Principal, who serves as portfolio manager for Royce Special Equity Fund. Mr. Zaino joined Royce in 1998 as a Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in 1998 as a Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC. Royce’s investment staff also includes: George Necakov, Director of Quantitative Strategies, who serves as assistant portfolio manager for Royce Total Return Fund; Jay S. Kaplan, Principal, who serves as lead portfolio manager for Royce Value Fund, portfolio manager for Royce Total Return Fund, and assistant portfolio manager for Royce Pennsylvania Mutual

46 | The Royce Fund Prospectus 2013

Fund; James A. (Chip) Skinner, III, Principal, who serves as portfolio manager for Royce Value Plus Fund and assistant portfolio manager for Royce Low-Priced Stock Fund; Chris E. Flynn, Principal, who serves as assistant portfolio manager for Royce Total Return Fund; James J. Harvey, who serves as portfolio manager for Royce Heritage Fund; Jenifer L. Taylor, who serves as portfolio manager for Royce Micro-Cap Fund; William A. Hench, who serves as assistant portfolio manager for Royce Opportunity Fund; Lauren A. Romeo, who serves as comanager for Royce 100 Fund and assistant portfolio manager for Royce Pennsylvania Mutual, Premier, and Value Funds; David A. Nadel, Director of International Research, who serves as co-manager for Royce Global Value Fund and assistant portfolio manager for Royce Low-Priced Stock Fund; Steven G. McBoyle, who serves as portfolio manager for Royce Heritage Fund; Francis D. Gannon, who serves as assistant portfolio manager of Royce Dividend Value Fund; Christopher D. Clark, who serves as assistant portfolio manager for Royce Heritage Fund; James P. Stoeffel, who serves as assistant portfolio manager for Royce Low-Priced Stock Fund; Brendan J. Hartman, who serves as assistant portfolio manager for Royce Micro-Cap Fund; and Carl D. Brown, who serves as assistant portfolio manager for Royce Value Plus Fund. In addition, Dana Lambert serves as an assistant portfolio manager at Royce. Assistant portfolio managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s portfolio manager(s).
    Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003, was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001), and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Mr. Flynn is an Assistant Portfolio Manager and Senior Analyst at Royce. He joined Royce in 1993 as an Analyst. Previously, he was Senior Vice President in the Arbitrage Division of Donaldson, Lufkin & Jenrette (1989-1992) and prior to that was in the Risk Arbitrage Department of Prudential-Bache Securities (1984-1989). Mr. Harvey joined Royce in 1999 as an Analyst. Ms. Taylor joined Royce in 2000 as an Analyst. Previously, she was an analyst at Credit Lyonnaise Securities (since 1999) and prior to that was an analyst for the Special Situations Fund (1994-1999).
    Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JPMorgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001), and an Analyst with T. Rowe Price Group (1996-2000). Mr. Nadel joined Royce in 2006. Previously, he was a Senior Portfolio Manager at Neuberger Berman, Inc. (2004-2006) and a Senior Analyst at Pequot Capital Management, Inc. (2001-2003). Mr. McBoyle joined Royce in 2007 as a Portfolio Manager. Previously, he was a Partner (2006-2007), Portfolio Manager (2005-2007), and Senior Research Analyst (2001-2004) at Lord Abbett and prior to that was a Vice President, Mergers & Acquisitions, at Morgan Stanley (2000-2001).
    Mr. Clark joined Royce in 2007 as Director of Alternative Investments. Previously, he was a Consultant at UBS (2004-2006). Mr. Stoeffel joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Brown and Hartman (2008-2009), a Portfolio Manager and Investment Policy Committee member at Cramer Rosenthal McGlynn (“CRM”) (2001-

(From Top to Bottom)
George Necakov, Jay S. Kaplan,
James A. (Chip) Skinner, III,
Chris E. Flynn and James J. Harvey

The Royce Fund Prospectus 2013 | 47

(From Top to Bottom)
Jenifer L. Taylor, William A. Hench,
Lauren A. Romeo and David A. Nadel

2008), Director of Research at Palisade Capital Management (1999-2001), Research Analyst and Vice President in Smith Barney’s Emerging Growth Stock Research Group (1993-1999), and an Auditor for a number of companies in the financial services industry (1984-1992).
    Mr. Gannon joined Royce in 2006. Previously, he was a Senior Vice President and Portfolio Manager at AIG SunAmerica Asset Management (1995-2006). Mr. Hartman joined Royce in 2009 as a Portfolio Manager. Previously, he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Brown and Stoeffel (2008-2009), a Portfolio Manager at CRM (2003-2008), an Analyst at CRM (2001-2003), a Senior Research Analyst at Donaldson, Lufkin & Jenrette (1997-2001), and a Research Analyst at Salomon Brothers (1996-1997). Mr. Brown joined Royce in 2009 as a Portfolio Manager. Previously, he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Hartman and Stoeffel (2008-2009), a Portfolio Manager at Cramer Rosenthal McGlynn (“CRM”) (2005-2008), an Analyst at CRM (1999-2005), and a Consultant in the international tax practice of KPMG (1994-1999). Mr. Lambert joined Royce in 2007. Previously, he was an Assistant Portfolio Manager at JHC Capital Management, LLC (2003-2007), an independent consultant (2001-2004), and an Analyst with Lazard Freres & Co., LLC (1999-2001). Mr. Hartman joined Royce in 2009 as a Portfolio Manager. Previously, he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Brown and Stoeffel (2008-2009), a Portfolio Manager at CRM (2003-2008), an Analyst at CRM (2001-2003), a Senior Research Analyst at Donaldson, Lufkin & Jenrette (1997-2001), and a Research Analyst at Salomon Brothers (1996-1997). Mr. Brown joined Royce in 2009 as a Portfolio Manager. Previously, he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Hartman and Stoeffel (2008-2009), a Portfolio Manager at CRM (2005-2008), an Analyst at CRM (1999-2005), and a Consultant in the international tax practice of KPMG (1994-1999).
    The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage, and their ownership of shares in the Fund(s) that each manages.
    Royce Fund Services, Inc. (RFS) distributes the Funds’ shares pursuant to the terms of its distribution agreements with the Funds. The Royce Fund has adopted a distribution plan for the Consultant, R, and K Classes under Rule 12b-1. Under this plan and the distribution agreements, the Consultant, R, and K Classes are obligated to pay a fee to RFS of up to 1.00%, 0.50%, and 0.25% per year of their respective average net assets. RFS uses this fee primarily to cover sales-related and account maintenance costs and to pay sales commissions and other fees to broker-dealers that introduce investors to the Funds. Because these fees are paid out of each Fund’s assets in the Consultant, R, and K Classes on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Neither the distribution plan nor the distribution agreements currently provide for any suspension or reduction of the 1.00%, 0.50%, or 0.25% fees payable by the Consultant Class, R Class, or K Class, respectively, of any Fund if it closes to new investors.
    State Street Bank and Trust Company is the custodian of the Funds’ securities, cash, and other assets. Boston Financial Data Services—Midwest (“BFDS”) is the Funds’ transfer agent.

48 | The Royce Fund Prospectus 2013

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to each of the Funds. The annual rates of these fees with respect to each Fund, before any waiver to cap the expense ratios for certain Funds at specified levels as shown above under the section “Fees and Expenses,” are as follows:

ANNUAL RATE OF FUND’S AVERAGE NET ASSETS

Royce Pennsylvania Mutual Fund	• 1.00% of the first $50,000,000 • 0.875% of the next $50,000,000 • 0.75% of any additional average net assets

Royce Low-Priced Stock Fund	• 1.15% of the first $2,000,000,000 • 1.10% of the next $2,000,000,000 • 1.05% of the next $2,000,000,000 • 1.00% of any additional average net assets

Royce Heritage, Value Plus, Premier, Special Equity, Value, 100, Total Return, and Opportunity Funds	• 1.00% of the first $2,000,000,000 • 0.95% of the next $2,000,000,000 • 0.90% of the next $2,000,000,000 • 0.85% of any additional average net assets

Royce Micro-Cap Fund	• 1.30% of the first $2,000,000,000 • 1.25% of the next $2,000,000,000 • 1.20% of the next $2,000,000,000 • 1.15% of any additional average net assets

Royce Global Value Fund	• 1.25% of the first $2,000,000,000 • 1.20% of the next $2,000,000,000 • 1.15% of the next $2,000,000,000 • 1.10% of any additional average net assets

For 2012, the actual net fees paid to Royce on average net assets were 0.75% for Royce Pennsylvania Mutual Fund, 1.13% for Royce Low-Priced Stock Fund, 1.00% for Royce Heritage Fund, 1.00% for Royce Value Plus, 0.94% for Royce Premier Fund, 0.99% for Royce Special Equity Fund, 1.00% for Royce Value Fund, 1.00% for Royce 100 Fund, 0.97% for Royce Total Return Fund, 1.30% for Royce Micro-Cap Fund, 1.00% for Royce Opportunity Fund, and 1.25% for Royce Global Value Fund.

For a discussion of the basis of the Board of Trustees’ most recent approval of the Funds’ investment advisory agreements, please see the Funds’ Semiannual Report to Shareholders.

The Royce Fund Prospectus 2013 | 49

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period and includes the reinvestment of distributions.

General Shareholder Information

For a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging, and transferring ownership of Consultant Class shares, please see the Guide for Direct Shareholders, which begins on page 56.

Purchasing Shares

Consultant Class Shares of The Royce Funds are generally offered only through certain broker-dealers, and R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” held on the books of the Funds through omnibus account arrangements. “Retirement Plans” include 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans, and other similar employer-sponsored retirement plans and rollover accounts from such plans to individual retirement vehicles, such as Traditional and Roth IRAs. “Retirement Plans” do not include individual retirement vehicles, such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keogh plans, or Section 529 college savings accounts. R and K Class shares are also not available to retail non-retirement accounts, SEPs, SARSEPs, or SIMPLE IRAs.

PURCHASING SHARES

Minimum initial investments for Consultant Class shares purchased directly from The Royce Fund, excluding GiftShare Accounts in Royce Heritage Fund.[1]

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.
[1] The minimum initial investment for GiftShare Accounts in Royce Heritage Fund is $5,000.

    If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.

    If you purchase Fund shares through a third party, the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access

50 | The Royce Fund Prospectus 2013

to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.” In addition, The Royce Fund’s Board of Trustees has authorized the Funds to compensate such third parties to the extent the Board has determined that any of the services which these parties render to a Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.

    Payments to third parties (each a “financial intermediary”) may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make a Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your Fund investment. Revenue-sharing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in a Fund.
    For the year ended December 31, 2012, Royce made payments for distribution and/or administrative services related to the Consultant, R, and K Class shares of the Funds in this Prospectus to broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries out of its own resources in the amount of $201,119. More information about these arrangements can be found in the Fund’s Statement of Additional Information.

    In addition to regular accounts, Royce Heritage Fund offers GiftShare Accounts, which are trusts designed exclusively for gifting and estate planning. For more information on GiftShare Accounts, please call Investor Services at (800) 221-4268 or visit www.roycefunds.com for an information packet.
    The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open a new account to buy shares of a Fund, the Fund or your financial intermediary may ask for your name, address, date of birth, and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Contingent Deferred Sales Charge for Consultant Class Shares
A 1.00% contingent deferred sales charge (“CDSC”) is assessed on new purchases of Consultant Class shares held for less than 365 days. The CDSC is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation. The CDSC is payable to RFS as compensation for its expenses in selling shares, including paying compensation to broker-dealers and other financial intermediaries.

The Royce Fund Prospectus 2013 | 51

    Each CDSC will be paid to RFS out of the proceeds otherwise payable to you. RFS generally pays broker-dealers and other financial intermediaries selling Consultant Class shares a commission of 1.00% of the purchase price of those shares, and RFS will retain the CDSC and an annual distribution/service fee of 1.00% of the average daily net assets of the Consultant Class shares not redeemed during such period. Starting on the 365th day after purchase, the third-party broker-dealers or other financial intermediaries will receive an annual distribution/service fee of up to 1.00% of the average daily net assets of the Consultant Class shares that they service.
    When you request a redemption, shares held for 365 days or longer, and therefore not subject to a CDSC, will be redeemed first.
You will not pay a CDSC on:

•	Exchanges between Consultant Classes of The Royce Funds
•	Shares acquired through reinvestment of distributions
•	Shares no longer subject to the contingent deferred sales charge
The CDSC will generally be waived for:
•	Participants in Automatic Investment or Withdrawal Plans
•	Certain profit sharing or retirement plans
•	Certain pre-approved group investment plans and charitable organizations
•	Omnibus or similar account customers of certain pre-approved broker-dealers and other institutions

    Please note that these exemptions may not be available to investors who hold Consultant Class shares through certain broker-dealers and other financial intermediaries. If you want to learn more about CDSC waivers, contact your Financial Advisor or consult the SAI.

Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
    The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.
    The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
    The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.

52 | The Royce Fund Prospectus 2013

    The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).
    The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips.
    The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
    With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.
    Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value per Share
Net asset value per share (NAV) is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price

The Royce Fund Prospectus 2013 | 53

assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by a Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

    The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of a Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent, or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website, www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 15 to 20 days after each calendar quarter end and remain available until the next quarter’s holdings are posted. The Funds’ portfolio holdings are also available on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the end of the Funds’ first and third quarters and can be obtained at www.sec.gov.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered

54 | The Royce Fund Prospectus 2013

to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com/edelivery for more details.

Dividends, Distributions, and Taxes
Royce Total Return Fund pays dividends, if any, from net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December.
    Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the applicable Fund. Unless your account is an IRA or is otherwise exempt from taxation, dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned a Fund’s shares. Certain long-term capital gains and dividend income received by a Fund, including dividends received from qualifying foreign corporations, are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.
    Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions. In addition, each Fund is generally required by law to provide you and the Internal Revenue Service (the “IRS”) with cost basis information on the redemption or exchange of any of your shares in a Fund acquired on or after January 1, 2012 (including any shares that you acquire through reinvestment of distributions).
    If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.
    You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.

    In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from a Fund if you fail to provide the Fund with your correct Social Security Number or other taxpayer identification number, or to make required certifications, or if you have been notified by the IRS that you are subject to back-up withholding.
    A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends, and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married filing jointly, and of trusts and estates.
    Always consult a tax advisor with questions about federal, state, or local tax consequences. Please see the Funds’ Statement of Additional information for additional U.S. federal income tax information.

The Royce Fund Prospectus 2013 | 55

This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Consultant Classes of The Royce Funds.

Guide For Direct Shareholders

Services and Policies
This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Consultant Classes of The Royce Funds. It also provides important policy information regarding Royce Fund accounts.

    If you purchase Fund shares through a third-party intermediary, such as a mutual fund supermarket, broker-dealer, bank, or other financial intermediary, account minimums, fees, policies, and procedures may differ from those described in this Guide. Fund shares purchased through a third-party intermediary may be held in the name of that party on the Fund’s books. Royce Fund Services, Inc. (RFS), the distributor of Fund shares, Royce & Associates, LLC, the Fund’s investment adviser, and/or the Funds may pay fees to broker-dealers, financial intermediaries, and other service providers that introduce investors to the Funds and/or provide certain administrative services to its customers who own Fund shares.
    For information and policies on Individual Retirement Account (IRA) or GiftShare Accounts in Royce Heritage Fund, please refer also to the respective booklets that deal separately with them, as many services offered in this guide are not available for those types of accounts. You must use separate applications and other forms to open these accounts. Please call Investor Services at (800) 221-4268 or visit our website, www.roycefunds.com, to obtain these materials.

Account Information
The Funds pay their own management fees and other operating expenses as outlined in their respective Prospectuses.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds may not open a new account without obtaining the following minimum identifying information for each person that opens a new account:

•	Full name
•	Date of birth
•	Permanent residential or business street address (a P.O. Box is not acceptable other than a military P.O. Box)
•	Social Security or Taxpayer Identification Number
•	Additional information required for corporate accounts

56 | The Royce Fund Prospectus 2013

      Please note that your application will be returned if any information is missing. If a Fund is unable to verify your identity, it may be required to close or not open your account. If you need help completing your application, please call Investor Services at (800) 221-4268.

Please mail all account-related correspondence, including Account Applications, subsequent investments, and written requests for redemption—

by regular mail to:	by registered mail or overnight courier to:

The Royce Funds	The Royce Funds
c/o BFDS – Midwest	c/o BFDS – Midwest
PO Box 219012	330 West 9th Street
Kansas City, MO 64121-6012	Kansas City, MO 64105

How to Open an Account
You may open an account online at www.roycefunds.com/invest, by mail, or through a financial intermediary. Once you are a direct Royce Fund shareholder (that is, you opened your account directly through The Royce Funds and not through a financial intermediary), you can also open additional accounts online.

Online
You can set up an account online by visiting www.roycefunds.com/invest and selecting OPEN A NEW ACCOUNT.
    You can also download a Prospectus and Account Application from www.roycefunds.com/literature.
    Online account access also allows you to manage your account online once you have registered (see “Managing Your Account Online” below for more details).

By Mail
Complete and sign the enclosed Account Application. Make your check payable to The Royce Fund and mail it, together with your Application, to The Royce Funds, c/o BFDS (see mailing addresses above).

Special Notice To Non-U.S. Investors
The Funds do not offer their shares for sale outside of the United States. We mail prospectuses and other information to U.S. addresses only, and we can accept new account requests from U.S. addresses only.

Managing Your Account Online
Online access allows you to open new accounts directly online and gives you the ability to manage your account(s) online. To access, or register for, online services go to www.roycefunds.com. First-time users need to register for the services by creating a Username and Password. Once registered, you can login with your unique Username. You then have the ability to:

1.	Check your most recent account value

2.	Sign up for eDelivery to have Prospectuses, Financial Reports, semiannual account statements, transaction confirmation statements, duplicate confirmation statements, and tax forms e-mailed to you

3.	Review your recent account history, including distributions
4.	Change your address (a redemption restriction of 30 days applies)

BOSTON FINANCIAL DATA

Services—Midwest (BFDS) BFDS

serves as the Funds’ transfer

agent. State Street Bank and

Trust Company is the custodian for

securities, cash, and other assets

of the Funds.

ONLINE ACCOUNT ACCESS

You can set up an account online

by visiting our website,

www.roycefunds.com.

The Royce Fund Prospectus 2013 | 57

AUTOMATED CLEARING HOUSE

Known as ACH, effects electronic

transfers between banks and Royce

Fund accounts. Before signing

up for any automated account

services, find out if your bank is a

member of ACH. Banks generally

charge no fees for ACH transactions.

Passbook savings accounts may

not be eligible for ACH services.

5.	Make subsequent purchases[1] ($50 minimum)
6.	Exchange between funds[1]
7.	Redeem fund shares[1] ($50,000 maximum)
8.	Establish an Automatic Investment Plan
9.	View average cost and tax summary information

[1]	Options 5, 6, and 7 are not available for GiftShare Accounts in Royce Heritage Fund. Bank information must be established on your account prior to purchasing shares.

About Online Security
Your Username and Password allow you to login and access portfolio information. Both your Username and Password are encrypted when you login to access your account.
    Royce & Associates uses industry best practices to ensure the confidentiality and safety of your information and transactions. Shareholders who wish to sign up for account access must have a secure web browser that uses Secure Sockets Layer (SSL) technology with 128-bit encryption. This helps to keep your use of account access confidential.

Your Username and Password are Encrypted
When you login, your Username and Password are both encrypted. Although you will not see an “https” address or the lock symbol at the bottom of your browser window until you have logged in, we assure you that your personal information is secure as it is accepted by our transfer agent’s secure server.

Three Wrong Passwords and You’re Out
We have limited to 3 the number of times that a user can enter an incorrect Password in order to deter unauthorized users. Once your Password has been entered incorrectly 3 times, you will be locked out of the system. To re-establish access, you need to telephone Shareholder Services at (800) 841-1180, Monday through Friday, 9 a.m. to 6 p.m. Eastern Time.
    Also, if there is no activity for 15 minutes, you will be automatically logged off the system. If you leave your computer unattended, this time-out feature helps to prevent an unauthorized user from accessing the account(s).

How to Purchase Additional Shares
You may purchase additional Fund shares online, by telephone, and by mail.

Online
Once you have registered to access your account online, you can purchase Fund shares by logging in and selecting Purchase from the dropdown menu. Funds are debited from your bank checking account through ACH. ($50 minimum—bank information must be established on your account before purchasing shares.)

By Telephone
To pay using the Automated Clearing House (ACH):
By establishing the Expedited Purchase option on your Account Application, a telephone call allows you to have funds automatically debited from your bank checking account through ACH. Call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call our automated Royce Infoline at (800) 78-ROYCE at any time to buy additional Fund shares ($50 minimum).

58 | The Royce Fund Prospectus 2013

To pay by bank wire:
Call Shareholder Services between Monday and Friday at (800) 841-1180 before the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). A Royce Representative will give you a confirming order number for your wire purchase.

Please note that payments for wire purchases must be received on the same day on which the order is placed ($500 minimum).

Wiring instructions are:

State Street Bank and Trust Co., Inc. ABA # 011000028 Credit DDA # 9904-712-8 Name of Royce Fund–Consultant Class Confirming Order Number Account Name

By Mail

Make your check—$50 minimum—payable to The Royce Fund. Fill out the amount of your purchase on the investment form found at the bottom of your latest statement. If you do not have a form, simply write the name of the Fund in which you are investing and your account number clearly on the check. Mail to The Royce Funds, c/o BFDS (see mailing addresses on page 57).
    Please note that the Funds do not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.

Convenient Methods of Making Regular, Automatic Expedited Purchases
Select the following services on your Account Application or, if you have an existing Royce Funds account, call Investor Services at (800) 221-4268 for an enrollment form or download one at www.roycefunds.com/literature. You may also establish these services online.

Automatic Investment Plan
You can make regular purchases to your Royce Fund account directly from your bank account through ACH on a monthly or quarterly basis on the date you select ($50 minimum).

Direct Deposit Payroll Deduction Plan
You can make investments from your payroll or government check into your Royce Fund account each payment or pay period. Your employer must have direct deposit through ACH available for employees. You may cancel the option by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or of any financial institution transmitting payments. To sign up, you need to complete an Authorization for Direct Deposit form, which you can download by going to www.roycefunds.com/literature and clicking on Special Forms or by calling Investor Services at (800) 221-4268.

Important Information about Purchases
•
If your check or wire does not clear, or if the Funds or their transfer agent do not receive payment for any telephone or online purchase, the transaction will be cancelled and you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered Royce Fund account as reimbursement for any loss.

BANK WIRE

Transfers funds from one

financial institution to another

via the federal funds wire transfer

system. It is a fast and convenient

method, but some banks charge

a fee to send and/or receive wires.

The Royce Fund Prospectus 2013 | 59

MEDALLION GUARANTEES

A medallion guarantee protects

shareholders and The Royce Fund

against fraudulent transactions.

You may obtain one at most banks

and brokerage firms. A notary

public cannot provide you with a

medallion guarantee.

•	The Funds do not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.

•
In order to avoid lengthy processing delays caused by clearing foreign checks, the Funds will only accept a foreign check that has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank.

•	The Funds reserve the right both to suspend the offering of Fund shares to new investors and to reject any specific purchase request.
•
You may have your bank account information taken from your initial investment check. Otherwise, you must include a voided check with your Account Application for Expedited Purchases and Redemptions. It can take up to three weeks to establish these services; you will receive confirmation of their activation by mail.

Important Information about Telephone and Online Transactions
Neither the Funds nor their transfer agent will be liable for following instructions reasonably believed to be genuine that are received by telephone or made online. The transfer agent uses certain procedures designed to confirm that instructions are genuine. Procedures may include requiring some form of personal identification prior to acting on the instructions, such as providing written confirmation of the transaction and/or recording incoming calls. If the Funds or their transfer agent do not follow such procedures, then they may be liable for any losses due to unauthorized or fraudulent transactions.

How to Sell Shares
You may sell shares in your account at any time and make requests online, by telephone, and by mail. BFDS will generally send the proceeds within two business days of receiving the request.

    Redemptions from Royce-sponsored retirement plan accounts—IRA—and from accounts for which share certificates are outstanding must be made in writing.

    Certain other redemption requests must be made in writing and also require a medallion guarantee of the signature(s) of the shareholder(s). These include redemption requests for $50,000 or more, for a payee(s) other than the shareholder(s), or for proceeds to be sent to an address other than the address of record.

Online

Once you have registered to access your account online at www.roycefunds.com, login, click the Fund you want to sell, and select Redeem from the Account Options dropdown menu. Proceeds may be sent by check, by bank wire, or through ACH. (This service is not available for GiftShare Accounts in Royce Heritage Fund.)

By Telephone
For any amount less than $50,000, you may call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call the automated Royce Infoline at (800) 78-ROYCE at any time and BFDS will mail a check to the address of record on the account. You may also establish the Expedited Redemption option, which allows you to have proceeds sent to your bank by wire—usually credited within one business day—and/or by ACH—usually credited within two business days.

60 | The Royce Fund Prospectus 2013

By Mail

Mail your letter to The Royce Funds, c/o BFDS (see page 57 for mailing addresses). Written requests must be in Good Order, meaning that the request meets the Fund’s legal and processing requirements.

All written requests to sell shares must contain at least the following to be in Good Order:
•	The name(s) and signature(s) of each shareholder named in the account registration with medallion guarantee(s) if required
•	The Fund name and account number
•	The dollar or share amount you want to sell
•	The address to which you want proceeds sent
•	Certificates, if you are holding any

In addition:

•
Trusts and Corporate Retirement Plan Accounts require a letter of instruction signed by the trustee(s) named in the account registration. Redemptions involving third parties, trustees not named in the account registration, successor trustees, or other situations require additional documentation. Please call Shareholder Services at (800) 841-1180 with any questions.

•
Corporate Accounts require a letter of instruction signed by an officer of the corporation and a certified copy of a Corporate Resolution that authorizes the assigning officer to effect transactions. The same party cannot certify the Corporate Resolution and sign the letter of instruction.

•	Partnership/Sole Proprietorship Accounts require a letter of instruction signed by the general partner(s)/sole proprietor named in the account registration.
•	Nominee Accounts require a medallion-guaranteed letter of instruction signed by a general partner or a nominee facsimile stamp.

•
Transfer on Death Accounts require a medallion-guaranteed letter of instruction signed by the beneficiary(ies) named in the account registration, a certified copy of the deceased shareholder’s Death Certificate, a tax waiver if required by the deceased’s former state of residence, and an affidavit signed by the beneficiary(ies) that states: “Under penalty of perjury, I/we swear that there are no known disputes as to the persons entitled to a distribution under the nonprobate transfer or the amounts to be distributed to each person and no known claims that would affect the distribution requested.”

•
Administrators/executors of shareholder estates must provide a medallion-guaranteed letter of instruction, certified copy of Letters Testamentary, which authorize the signing party to act on behalf of the deceased shareholder and, if required by the deceased’s state of former residence, a certified tax waiver.

If you have any questions about how to ensure that your written redemption request is in Good Order, please call Shareholder Services at (800) 841-1180, or e-mail us at www.roycefunds.com/contact.

The Royce Fund Prospectus 2013 | 61

Automatic Withdrawal Plan
This option allows you to automatically redeem shares from your Fund account and have the proceeds transferred directly to your bank account through ACH on a monthly, quarterly, or annual basis on the 15th day of the month. You must have at least $25,000 in a Fund account to be eligible for this feature.

Important Information About Redemptions
•	Telephone and online redemptions will not be permitted for 30 days after a change in the address of record.
•
If you are redeeming shares recently purchased by check or through ACH, proceeds may not be sent until payment for the purchase is collected, which may take up to 15 calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

•
If you have difficulty making a redemption by telephone or online, you may want to make your redemption request by regular or express mail (See “How to Sell Shares: By Mail” on page 61 for processing information). The Funds reserve the right to revise or terminate telephone or online redemption privileges at any time.

•	The Funds may suspend redemption privileges or postpone payment when the NYSE is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
•	The Funds will normally make redemptions in cash, but reserve the right to satisfy a redemption request by delivering shares of portfolio securities—redemption in kind—under certain circumstances.

How to Exchange Shares
You may make exchanges between Royce Funds in the Consultant Class. However, you must meet the minimum initial investment when you open an account by exchange. Exchanges are not permitted to or from GiftShare Accounts in Royce Heritage Fund.
    You may make exchanges online, by telephone, and by mail. An exchange involves a purchase and a redemption; therefore you may realize a taxable gain or loss. Exchanges are permitted only if both the registration and the Social Security or Taxpayer Identification Number of the two accounts are identical. You may make an exchange only for shares of a class or series offered for sale in your state of residence. The Fund reserves the right to revise or suspend the exchange privilege at any time.

How to Transfer Ownership
You may transfer the ownership of any of your Fund shares to another person by writing to The Royce Funds, c/o BFDS.
    As with selling shares, your request must be in Good Order (see How To Sell Shares for information regarding Good Order). Please call Shareholder Services at (800) 841-1180 for instructions.

62 | The Royce Fund Prospectus 2013

Statements and Reports
•
A confirmation statement is sent to you, electronically or by mail, each time there is a transaction in your account. You can also review your recent account history once you have registered for online account access.

•	Year-to-date account statements are sent semiannually.
•
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via eDelivery. Please go to www.roycefunds.com/edelivery for more details.

Other Information

Certificates
Certificates for whole shares of Royce Pennsylvania Mutual, Low-Priced Stock, Premier, Total Return, and Micro-Cap Funds will be issued upon your request. The other Funds do not issue certificates. If a certificate is lost, stolen, or destroyed, you may have to pay the expense to replace it. You must return certificates with any redemption request. For these reasons, the Funds generally discourage the issuing of certificates.

Minimum Account Balance
Due to the relatively high cost of maintaining low-balance accounts, The Royce Funds reserve the right to redeem shares in the account of any Fund (except GiftShare Accounts in Royce Heritage Fund) if the account falls below the minimum initial investment because of redemptions by the shareholder.
    The Fund may notify you if, due to redemption(s), the balance in your account is less than the appropriate minimum initial investment (see page 50), or if you discontinue an Automatic Investment Plan before your account reaches the $2,000 minimum initial investment. You would then have 60 days to increase your balance before the Fund would close your account.

    In each of the cases described above, the Fund would promptly pay redemption proceeds to the shareholder.

     If you have any questions about the material in this Shareholder Guide, please call Investor Services at (800) 221-4268 or e-mail us at www.roycefunds.com.

The Royce Fund Prospectus 2013 | 63

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More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151

By telephone: (800) 221-4268

Through the Internet: Prospectuses, applications, IRA forms, and additional information are available through our website at www.roycefunds.com/literature.

Text only versions of the Funds’ prospectus, SAI, and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599 CRK-PRO-0513

PROSPECTUS
W Class Shares

May 1, 2013

Fund

Royce Premier Fund	RPRWX

Royce Total Return Fund	RTRWX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

www.roycefunds.com

Royce Premier Fund	2
Royce Total Return Fund	5
Financial Highlights	8
Investing in Smaller Companies	9
Investing in Foreign Securities	10
Management of the Funds	12
General Shareholder Information	13

This Prospectus relates only to the W Class shares of The Royce Funds, which are designed for certain wrap fee programs offered through financial intermediaries.

The Royce Fund Prospectus 2013 | 1

Royce Premier Fund

Investment Goal
Royce Premier Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.94%
Distribution (12b-1) fees	0.00%
Other expenses	0.11%

Total annual Fund operating expenses	1.05%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$107

3 Years	$334

5 Years	$579

10 Years	$1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

2 | The Royce Fund Prospectus 2013

Royce Premier Fund (continued)

Principal Investment Strategy
 Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $750 million to $2.5 billion. Royce looks for companies that it considers “premier”—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

     Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The W Class commenced operations on May 19, 2005. Performance information prior to that date is for the Investment Class, not offered in this Prospectus, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 22.03% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.94% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Return Before Taxes	11.46%	6.03%	12.62%
Return After Taxes on Distributions	10.25	5.44	11.79
Return After Taxes on Distributions and Sale of Fund Shares	9.02	5.15	11.15

Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)	16.35	3.56	9.72

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns

The Royce Fund Prospectus 2013 | 3

Royce Premier Fund (concluded)

depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, co-manage the Fund, assisted by Lauren A. Romeo. Mr. Royce has managed the Fund since its inception; Mr. George has co-managed the Fund with him since 2002. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2006.

How to Purchase and Sell Fund Shares
 The Fund’s W Class shares are offered by financial intermediaries through certain wrap fee programs and to other institutional investors whose underlying beneficial accounts are maintained by the Fund’s transfer agent in omnibus accounts.
    You may sell shares in your account at any time through your financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4 | The Royce Fund Prospectus 2013

Royce Total Return Fund

Investment Goals
 Royce Total Return Fund’s investment goals are long-term growth of capital and current income.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.97%
Distribution (12b-1) fees	0.00%
Other expenses	0.15%
Acquired fund fees and expenses	0.04%

Total annual Fund operating expenses	1.16%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$118

3 Years	$368

5 Years	$638

10 Years	$1,409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

The Royce Fund Prospectus 2013 | 5

Royce Total Return Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap and micro-cap companies that it believes are trading significantly below its estimate of their current worth. This assessment is based chiefly on balance sheet quality and cash flow levels. Of the more than 4,100 small-cap and micro-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to mitigate some of the volatility inherent in the prices of small-cap and micro-cap securities.
     Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The W Class commenced operations on May 19, 2005. Performance information prior to that date is for the Investment Class, not offered in this Prospectus, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.11% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/12)

	1 Year	5 Year	10 Year

Return Before Taxes	14.41%	3.85%	8.89%
Return After Taxes on Distributions	13.34	3.39	8.29
Return After Taxes on Distributions and Sale of Fund Shares	10.73	3.22	7.78

Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)	16.35	3.56	9.72

6 | The Royce Fund Prospectus 2013

Royce Total Return Fund (concluded)

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, serves as the Fund’s lead portfolio manager. Jay S. Kaplan, Portfolio Manager and Principal of Royce, manages the Fund with him. They are assisted by George Necakov and Chris E. Flynn. Mr. Royce has managed the Fund since its inception. Mr. Kaplan began to manage the Fund in 2011 and previously served as assistant portfolio manager (2005-2011). Mr. Necakov has served as assistant portfolio manager since 2005, and Mr. Flynn has served as assistant portfolio manager since 2007.

How to Purchase and Sell Fund Shares
 The Fund’s W Class shares are offered by financial intermediaries through certain wrap fee programs and to other institutional investors whose underlying beneficial accounts are maintained by the Fund’s transfer agent in omnibus accounts.
    You may sell shares in your account at any time through your financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2013 | 7

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years. The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2012 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

ROYCE PREMIER FUND – W CLASS

Period Ended December 31,	2012	2011	2010	2009	2008

Net Asset Value, Beginning of Period	$18.57	$20.40	$16.33	$12.25	$17.36

Investment Operations
Net investment income (loss)	0.25	(0.01)	0.01	(0.01)	0.04

Net realized and unrealized gain (loss) on investments and foreign currency	1.85	(0.15)	4.33	4.09	(4.95)

Total from investment operations	2.10	(0.16)	4.34	4.08	(4.91)

Distributions
Distributions from net investment income	(0.26)	(0.08)	–	–	–

Distributions from net realized gain on investments and foreign currency	(1.21)	(1.59)	(0.27)	–	(0.20)

Total distributions	(1.47)	(1.67)	(0.27)	–	(0.20)

Shareholder Redemption Fees	–	–	–	–	–

Net Asset Value, End of Period	$19.20	$18.57	$20.40	$16.33	$12.25

Total Return	11.46%	(0.75)%	26.61%	33.31%	(28.23)%

Net Assets, End of Period (in thousands)	$533,763	$549,648	$425,397	$319,120	$234,618

Ratio of Expenses to Average Net Assets
Prior to fee waivers and balance credits	1.05%	1.00%	1.02%	1.07%	1.04%

Prior to fee waivers	1.05%	1.00%	1.02%	1.07%	1.04%

Net of fee waivers	1.05%	1.00%	1.02%	1.07%	1.04%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.19%	(0.01)%	0.04%	(0.06)%	0.23%

Portfolio Turnover Rate	7%	18%	10%	14%	11%

ROYCE TOTAL RETURN FUND – W CLASS

Period Ended December 31,	2012	2011	2010	2009	2008

Net Asset Value, Beginning of Period	$12.69	$13.19	$10.83	$8.71	$12.95

Investment Operations
Net investment income (loss)	0.26	0.16	0.20	0.16	0.23

Net realized and unrealized gain (loss) on investments and foreign currency	1.54	(0.37)	2.32	2.10	(4.23)

Total from investment operations	1.80	(0.21)	2.52	2.26	(4.00)

Distributions
Distributions from net investment income	(0.25)	(0.14)	(0.16)	(0.14)	(0.24)

Distributions from net realized gain on investments and foreign currency	(0.62)	(0.15)	–	–	(0.00)

Total distributions	(0.87)	(0.29)	(0.16)	(0.14)	(0.24)

Shareholder Redemption Fees	–	–	–	–	–

Net Asset Value, End of Period	$13.62	$12.69	$13.19	$10.83	$8.71

Total Return	14.41%	(1.58)%	23.44%	26.28%	(31.18)%

Net Assets, End of Period (in thousands)	$171,603	$132,488	$75,063	$48,058	$65,260

Ratio of Expenses to Average Net Assets
Prior to fee waivers and balance credits	1.12%	1.05%	1.09%	1.13%	1.08%

Prior to fee waivers	1.12%	1.05%	1.09%	1.13%	1.08%

Net of fee waivers	1.12%	1.05%	1.09%	1.13%	1.08%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.97%	1.27%	1.74%	1.78%	1.66%

Portfolio Turnover Rate	17%	21%	15%	20%	25%

8 | The Royce Fund Prospectus 2013

Small-capitalization stocks are those issued by companies with market capitalizations of up to $2.5 billion.

Investing in Smaller Companies

Market capitalization is

the number of a company’s

outstanding shares of stock

multiplied by its most recent

closing price per share.

The Russell 2000 is an

unmanaged index of U.S.

small-company common stocks

that Royce and others use to

benchmark the performance of

small-cap funds. It includes the

smallest 2,000 companies (based

on market capitalization) among

the largest 3,000 companies

tracked by Russell Investments.

Small-Cap and Micro-Cap Stocks

Royce views the large and diverse universe of small-cap companies available for investment by Royce Premier and Total Return Funds as having two investment segments or tiers—small-cap and micro-cap. Royce defines the upper tier of the small-cap universe as those companies with market capitalizations between $750 million and $2.5 billion. We refer to the segment of companies with market capitalizations up to $750 million as micro-cap.

    Small-cap and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.

    As a result, the purchase or sale of more than a limited number of shares of a small-cap or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

    The U.S. micro-cap segment consists of more than 3,200 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier of the small-cap universe, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.

    The U.S. small-cap tier consists of more than 800 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. As a result, Royce normally employs a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities. The Funds may invest in other investment companies that invest equity securities.

The Royce Fund Prospectus 2013 | 9

    The Funds may also invest up to 25% of their respective net assets in foreign securities. The foreign smaller-company market consists of more than 28,000 companies located in developed countries. For more information regarding investing in foreign securities, see “Investing in Foreign Securities” below.

Value Investing

Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet, the level of its cash flows, and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

    Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.

    Royce’s value approach strives to reduce some of the other risks of investing in small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Royce attempts to mitigate company-specific risk in its micro-cap investments by broadly diversifying its micro-cap holdings in Royce Total Return Fund.

    While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small-cap and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-7.

    Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments

Each of the Funds may invest in short-term fixed-income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

Investing in Foreign Securities

Foreign Securities
Royce defines “foreign” as those equity securities of companies headquartered outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from

10 | The Royce Fund Prospectus 2013

various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets do not generally move in a manner parallel to U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.

    The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure, or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions, and other adverse political, social, or diplomatic developments that could affect investment; sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries

The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in companies headquartered in developing, or emerging market, countries. Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political, and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume, and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies headquartered in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

The Royce Fund Prospectus 2013 | 11

Charles M. Royce and W. Whitney George

Royce invests in the equity

securities of smaller companies

that are trading significantly

below our assessment of

their current worth, with the

expectation that their market

prices should increase toward

this estimate, resulting in capital

appreciation for Fund investors.

Management of the Funds

Royce & Associates, LLC (“Royce”) is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for 40 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He serves as co-manager for Royce Premier Fund and lead portfolio manager for Royce Total Return Fund.

    W. Whitney George is the firm’s Co-Chief Investment Officer and a Managing Director and Vice President. He serves as co-manager for Royce Premier Fund. Mr. George has been a Portfolio Manager at Royce since 2000. He has been employed by Royce since 1991.

    Royce’s investment staff also includes: Jay S. Kaplan, Principal, who serves as portfolio manager for Royce Total Return Fund; George Necakov, Director of Quantitative Strategies, who serves as assistant portfolio manager for Royce Total Return Fund; Chris E. Flynn, Principal, who serves as assistant portfolio manager for Royce Total Return Fund; and Lauren A. Romeo, who serves as assistant portfolio manager for Royce Premier Fund.
    Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Flynn is an Assistant Portfolio Manager and Senior Analyst at Royce. He joined Royce in 1993 as an Analyst. Previously, he was Senior Vice President in the Arbitrage Division of Donaldson, Lufkin & Jenrette (1989-1992) and prior to that was in the Risk Arbitrage Department of Prudential-Bache Securities (1984-1989). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001), and an Analyst with T. Rowe Price Group (1996-2000). Assistant portfolio managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s portfolio manager.

12 | The Royce Fund Prospectus 2013

    The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage, and their ownership of shares in the Fund(s) that each manages.

    Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. State Street Bank and Trust Company is the custodian of the Funds’ securities, cash, and other assets. Boston Financial Data Services–Midwest (“BFDS”) is the Funds’ transfer agent.

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to each Fund. The annual rate of these fees with respect to each Fund are as follows:

• 1.00% of the first $2,000,000,000
• 0.95% of the next $2,000,000,000
• 0.90% of the next $2,000,000,000
• 0.85% of any additional average net assets

    For 2012, the actual net fees paid to Royce on average net assets were 0.94% for Royce Premier Fund and 0.97% for Royce Total Return Fund.

    For a discussion of the basis of the Board of Trustees’ most recent approval of the Fund’s investment advisory agreements, please see the Funds’ Semiannual Report to Shareholders.

General Shareholder Information

Purchasing Shares
W Class shares are offered by financial intermediaries through certain wrap fee programs and to other institutional investors whose underlying beneficial accounts are maintained by the Fund’s transfer agent in omnibus accounts.

    If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary, investment minimums, commissions, fees, policies, and procedures may differ from those described in this Prospectus. Fund shares purchased through a third party may be held in the name of that party on the Fund’s books. Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.”

    Payments to third parties (each a “financial intermediary”) may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make a Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your Fund investment. Revenue-sharing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in a Fund. More information about these arrangements can be found in the Fund’s Statement of Additional Information.
    W Class shares are primarily intended for omnibus accounts in excess of $1,000,000. Certain accounts (for example, certain retirement plans) may be subject to lower minimum initial investments. Contact Royce with any questions regarding investment options.
    The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

(From Top to Bottom)
George Necakov, Jay S. Kaplan,
Chris E. Flynn and Lauren A. Romeo

The Royce Fund Prospectus 2013 | 13

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage

rate of return on an amount

invested in a fund from the

beginning to the end of the

stated period and includes the

reinvestment of distributions.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open a new account to buy shares of a Fund, the Fund or your financial intermediary may ask for your name, address, date of birth, and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
    The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.
    The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
    The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.

    The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).

The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have

14 | The Royce Fund Prospectus 2013

engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips.

    The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.

    With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.

    Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented, or terminated.

Net Asset Value per Share
Net asset value per share (NAV) is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a

The Royce Fund Prospectus 2013 | 15

security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of relevant non-U.S. securities. The Funds value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by a Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

    The date on which your purchase, redemption, or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of a Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent, or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website, www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 15 to 20 days after each calendar quarter end and remain available until the next quarter’s holdings are posted. The Funds’ portfolio holdings are also available on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the end of the Funds’ first and third quarters and can be obtained at www.sec.gov.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com/edelivery for more details.

16 | The Royce Fund Prospectus 2013

Dividends, Distributions, and Taxes
Royce Total Return Fund pays dividends, if any, from net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. Royce Premier Fund pays any dividends from net investment income and makes any distributions from net realized capital gains each year in December.

    Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the applicable Fund. Dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned a Fund’s shares. Certain long-term capital gains and dividend income received by a Fund, including dividends received from qualifying foreign corporations, are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

    Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions. In addition, each Fund is generally required by law to provide you and the Internal Revenue Service (the “IRS”) with cost basis information on the redemption or exchange of any of your shares in a Fund acquired on or after January 1, 2012 (including any shares that you acquire through reinvestment of distributions).

    If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.
    You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.

    In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from a Fund if you fail to provide the Fund with your correct Social Security Number or other taxpayer identification number, or to make required certifications, or if you have been notified by the IRS that you are subject to back-up withholding.
    A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends, and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married filing jointly, and of trusts and estates.
    Always consult a tax advisor with questions about federal, state, or local tax consequences. Please see the Funds’ Statement of Additional information for additional U.S. federal income tax information.

The Royce Fund Prospectus 2013 | 17

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151

By telephone: (800) 221-4268
Through the Internet: Prospectuses, applications, IRA forms, and additional information are available through our website at www.roycefunds.com/literature.

Text only versions of the Funds’ prospectus, SAI, and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.
You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599 W-PRO-0513

TRF-SAI-0513

THE ROYCE FUND
STATEMENT OF ADDITIONAL INFORMATION

     THE ROYCE FUND (the “Trust”), a Delaware statutory trust, is a diversified open-end registered management investment company, which offers investors the opportunity to invest in thirty portfolios or series. The thirty series (each, a “Fund” and collectively, the “Funds”), the share classes they offer and their related ticker symbols are:

Royce Pennsylvania Mutual Fund—Investment (PENNX), Service (RYPFX), Institutional (RPMIX), Consultant (RYPCX), R (RPMRX) and K (RPMKX)
Royce Micro-Cap Fund—Investment (RYOTX), Service (RMCFX) and Consultant (RYMCX)
Royce Premier Fund—Investment (RYPRX), Service (RPFFX), Institutional (RPFIX), Consultant (RPRCX), R (RPRRX), K (RPRKX), and W (RPRWX)
Royce Low-Priced Stock Fund—Investment (RLPHX), Service (RYLPX), Institutional (RLPIX), R (RLPRX) and K (RLPKX)
Royce Total Return Fund—Investment (RYTRX), Service (RYTFX), Institutional (RTRIX), Consultant (RYTCX), R (RTRRX), K (RTRKX) and W (RTRWX)
Royce Heritage Fund— Investment (RHFHX), Service (RGFAX), Institutional, Consultant (RYGCX), R (RHFRX) and K (RHFKX)
Royce Opportunity Fund—Investment (RYPNX), Service (RYOFX), Institutional (ROFIX), Consultant (ROFCX), R (ROFRX) and K (ROFKX)
Royce Special Equity Fund—Investment (RYSEX), Service (RSEFX), Institutional (RSEIX) and Consultant (RSQCX)
Royce Value Fund—Investment (RVVHX), Service (RYVFX), Institutional (RVFIX), Consultant (RVFCX), R (RVVRX) and K (RVFKX)
Royce Value Plus Fund—Investment (RVPHX), Service (RYVPX), Institutional (RVPIX), Consultant (RVPCX), R (RVPRX) and K (RVPKX)	Royce 100 Fund—Investment (ROHHX), Service (RYOHX), Institutional, R (ROHRX) and K (ROHKX)
Royce Micro-Cap Discovery Fund—Service (RYDFX)
Royce Financial Services Fund—Service (RYFSX)
Royce Dividend Value Fund—Investment (RDVIX),
Service (RYDVX) and Institutional (RDIIX)
Royce Select Fund I—Investment (RYSFX)
Royce Select Fund II—Investment (RSFDX)
Royce Global Select Long/Short Fund—Investment (RSFTX)
Royce Global Value Fund —Investment (RGVIX), Service (RIVFX), Consultant (RGVHX), R (RGVRX) and K (RGVKX)
Royce European Smaller-Companies Fund—Service (RISCX)
Royce SMid-Cap Value Fund—Service (RMVSX)
Royce Enterprise Select Fund—Investment (RMISX)
Royce International Smaller-Companies Fund—Service (RYGSX)
Royce Focus Value Fund—Service (RYFVX)
Royce Partners Fund—Service (RPTRX)
Royce Opportunity Select Fund—Investment (ROSFX)
Royce Global Dividend Value Fund— Service (RGVDX)
Royce International Premier Fund—Service (RYIPX)
Royce International Micro-Cap Fund—Service (ROIMX)
Royce Special Equity Multi-Cap Fund— Investment (RSMCX), Service (RSEMX) and Institutional (RMUIX)

          This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust’s current Prospectuses dated May 1, 2013. Please retain this document for future reference. The audited financial statements included in the Funds’ Annual Reports to Shareholders for the fiscal year ended December 31, 2012 (Accession #0000949377-13-000050) are incorporated herein by reference. To obtain an additional copy of a Prospectus or Annual Report to Shareholders for any of the Funds, without a charge, please call Investor Information at (800) 221-4268.

Investment Adviser	Transfer Agent
Royce & Associates, LLC (“Royce”)	Boston Financial Data Services, Inc.

Distributor	Custodian
Royce Fund Services, Inc. (“RFS”)	State Street Bank and Trust Company

May 1, 2013

OTHER INVESTMENT STRATEGIES

          In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

ROYCE PENNSYLVANIA MUTUAL FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities. This Fund does not focus its investments in companies that do business in the State of Pennsylvania.

ROYCE MICRO-CAP FUND - in securities of companies with stock market capitalizations above $750 million and non-convertible preferred stocks and debt securities.

ROYCE PREMIER FUND - in securities of companies with stock market capitalizations below $750 million and above $2.5 billion, non-convertible preferred stocks and debt securities.

ROYCE LOW-PRICED STOCK FUND - in stocks of companies with prices higher than $25 per share or market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE TOTAL RETURN FUND - in securities with stock market capitalizations above $2.5 billion, non-dividend-paying common stocks and non-convertible securities.

ROYCE HERITAGE FUND - in securities of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY FUND - in common stocks and convertible securities of companies with market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE VALUE FUND - in securities of companies with stock market capitalizations below $750 million and above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE VALUE PLUS FUND - in securities of companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE 100 FUND - in securities of companies with stock market capitalizations above $5 billion, non-convertible preferred stocks and debt securities.

ROYCE MICRO-CAP DISCOVERY FUND - in securities of companies with stock market capitalizations above $750 million and non-convertible preferred stocks and debt securities.

ROYCE FINANCIAL SERVICES FUND - in securities of non-financial services companies, securities of financial services companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE DIVIDEND VALUE FUND - in securities with stock market capitalizations above $5 billion, non-dividend paying common stocks and non-convertible securities.

ROYCE SELECT FUND I - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE SELECT FUND II - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE GLOBAL SELECT LONG/SHORT FUND - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE GLOBAL VALUE FUND - in non-convertible preferred stocks and debt securities.

ROYCE EUROPEAN SMALLER-COMPANIES FUND - in equity securities of companies with market capitalizations above $5 billion, non-European equity securities, non-convertible preferred stocks and debt securities.

ROYCE SMID-CAP VALUE FUND - in equity securities of companies with market capitalizations below $750 million and above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE ENTERPRISE SELECT FUND - in stocks of companies with market capitalizations below $750 million and above $15 billion, non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL SMALLER-COMPANIES FUND - in equity securities of companies with market capitalizations above $5 billion, U.S. equity securities, non-convertible preferred stocks and debt securities.

ROYCE FOCUS VALUE FUND - in equity securities of companies with market capitalizations above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE PARTNERS FUND - in equity securities of companies with market capitalizations above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY SELECT FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE GLOBAL DIVIDEND VALUE FUND - in securities with stock market capitalizations above $5 billion, non-dividend paying common stocks and non-convertible securities.

ROYCE INTERNATIONAL PREMIER FUND - in securities of companies with stock market capitalizations below $750 million and above $2.5 billion, U.S. equity securities, and non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL MICRO-CAP FUND - in securities of companies with stock market capitalizations above $750 million, U.S. equity securities, and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY MULTI-CAP FUND - in common stocks and convertible securities of companies with market capitalizations below $5 billion and non-convertible preferred stocks and debt securities.

INVESTMENT POLICIES AND LIMITATIONS

          Listed below are the Funds’ fundamental investment policies and limitations and operating policies. A Fund’s fundamental investment policies cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Fund. Except for the fundamental investment policies set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting a Fund in which they beneficially own shares.

          Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after or at the time of the Fund’s acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund’s investment policies and limitations.

          No Fund may, as a matter of fundamental policy:

1.
Issue any senior securities, except that in the case of Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund, collateral arrangements with respect to short sales shall not be considered to be the issuance of a senior security for purposes of this restriction;

2.
Purchase securities on margin or write call options on its portfolio securities, except for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund, each of which is not subject to the restriction on writing call options;

3.
Sell securities short, except for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund, each of which is not subject to this restriction;

4.
Borrow money, except that (i) each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund’s total assets and (ii) each of Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets;

5.	Underwrite the securities of other issuers;

6.	Invest more than 25% of its total assets in the securities of foreign issuers in the case of Royce Opportunity Fund and Royce Special Equity Fund. All other Funds are not subject to this restriction.

7.

Invest in restricted securities (except for Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund and Royce European Smaller-Companies Fund, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities and Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce SMid-Cap Value Fund, Royce Enterprise Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund, each of which is not subject to this restriction,) or in repurchase agreements which mature in more than seven days;

8.
Invest more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce Enterprise Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Royce Pennsylvania Mutual Fund, which is not subject to any such limitation);

9.	Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

10.
Invest more than 25% of its assets in any one industry (except for Royce Financial Services Fund, which will concentrate and may invest up to 100% of its assets in financial services companies, respectively);

11.	Acquire more than 10% of the outstanding voting securities of any one issuer;

12.	Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

13.	Purchase or sell commodities or commodity contracts;

14.
Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

15.	Invest in companies for the purpose of exercising control of management;

16.	Purchase portfolio securities from or sell such securities directly to any of the Trust’s Trustees, officers, employees or investment adviser, as principal for their own accounts; or

17.	Invest more than 5% of its total assets in warrants, rights and options.

          No Fund may, as a matter of operating policy, invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities.

          Royce Opportunity Fund may not, as a matter of operating policy, invest more than 10% of its assets in the securities of foreign issuers.

          Royce Special Equity Fund may not, as a matter of operating policy:

1.	Invest more than 5% of its assets in the securities of foreign issuers;

2.	Invest more than 5% of its assets in securities for which market quotations are not readily available; or

3.	Invest more than 5% of its assets in the securities of other investment companies.

          Royce Select Fund I may not, as a matter of operating policy, invest more than 15% of its net assets in the securities of foreign issuers.

          Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Total Return Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Dividend Value Fund, Royce Enterprise Select Fund, Royce Opportunity Select Fund and Royce Special Equity Multi-Cap Fund may not, as a matter of operating policy, invest more than 25% of their net assets in the securities of foreign issuers.

          Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund and Royce Partners Fund may not, as a matter of operating policy, invest more than 35% of its net assets in the securities of foreign issuers.

          Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund, may not, as a matter of operating policy, invest more than 35% of their net assets in the securities of companies headquartered in developing countries.

          Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Total Return Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Dividend Value Fund, Royce Enterprise Select Fund, Royce Opportunity Select Fund and Royce Special Equity Multi-Cap Fund may not, as a matter of operating policy, invest more than 5% of their net assets in the securities of companies that are headquartered in developing countries.

          Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund and Royce Partners Fund may not, as a matter of operating policy, invest more than 10% of their net assets in the securities of companies that are headquartered in developing countries.

          Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce SMid-Cap Value Fund, Royce Enterprise Select Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund, may not, as a matter of operating policy, invest more than 15% of their net assets in restricted securities.

          Royce Micro-Cap Discovery Fund may not, as a matter of operating policy, invest in the securities of other investment companies.

          For purposes of Fundamental Policy No. 7, the Trust does not consider securities to be “restricted” if they may be sold by the Funds without restriction in the market in which they are primarily traded, outside the United States.

          The Trust interprets Fundamental Policy No. 8 to preclude any Fund from investing more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce Enterprise Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund) of its net assets in illiquid securities.

          Neither Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund, may, as a matter of operating policy, write options on its portfolio securities.

          For purposes of Fundamental Policy No. 14, the Trust does not consider repurchase agreements or the purchase of debt securities, bank certificates of deposit and other similar securities, in accordance with the Funds’ investment policies, to be loans.

          Each Fund may invest in the securities of other investment companies (open or closed-end) to the extent permitted under the 1940 Act (except for Royce Special Equity Fund which may invest up to 5% of its total assets in the securities of other investment companies and Royce Micro-Cap Discovery Fund which is prohibited from investing in the securities of other investment companies). Notwithstanding the above, the Funds as a matter of operating policy are prohibited from purchasing shares of other investment companies in excess of the limits set forth in the 1940 Act in reliance on the following statutory exceptions to such limits: (i) where the acquiring company and the acquired company are part of the same group of investment companies; and (ii) where the acquiring company and its affiliated persons acquire up to 3% of the outstanding stock of an investment company and such acquiring company has not offered or sold and is not proposing to offer or sell any security which includes a sales load of more than 1.5%.

          Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce Enterprise Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund may not invest more than 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the “Securities Act”) and other securities for which market quotations are not readily available. Securities which are not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

          A large institutional market has developed for these unregistered privately placed restricted securities, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds’ Rights as Stockholders

          No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to the company’s management or its board of directors and/or other stockholders if Royce or the Board determines that such matters could have a significant effect on the value of the Fund’s investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company’s corporate structure or business activities; seeking changes in a company’s board of directors or management; seeking changes in a company’s direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or expenses or liabilities incurred.

          A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Board determine this to be in the best interests of a Fund’s shareholders.

Securities Lending

          Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program organized and monitored by the Funds’ custodian and who are deemed by it to satisfy its requirements. Furthermore, such loans will be made only if, in Royce’s judgment, the consideration to be earned from such loans would justify the risk.

          The current view of the staff of the Securities and Exchange Commission is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) and Investment Grade Debt Securities

          Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody’s Investors Service, Inc. or from BB to D by Standard & Poor’s or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default or about to be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity or perceived capacity to make timely payment of principal and interest. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

          The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board. Judgment and other subjective factors play a greater role in the valuation of lower-rated (high-risk) debt securities than securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may adversely affect the value of a Fund’s investment in lower-rated (high-risk) debt securities along with its ability to dispose of that investment.

          Since the risk of default is higher for lower-rated (high-risk) debt securities, Royce’s research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations or has improved or is expected to improve in the future. Royce’s analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

          Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody’s (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody’s (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody’s (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody’s (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics) without regard to gradations within those ratings categories.

Foreign Investments

          Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund, are not subject to any limitation on their respective investments in securities of foreign issuers. Royce Special Equity Fund may invest up to 5% of its total assets in the securities of companies that are headquartered in foreign countries; Royce Opportunity Fund may invest up to 10% of its total assets the securities of companies that are headquartered in foreign countries; Royce Select Fund I may invest up to 15% of its net assets in the securities of companies that are headquartered in foreign countries; each of Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Total Return Fund, Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Dividend Value Fund, Royce Enterprise Select Fund, Royce Opportunity Select Fund and Royce Special Equity Multi-Cap Fund may invest up to 25% of their net assets in the securities of companies that are headquartered in foreign countries; and each of Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund and Royce Partners Fund may invest up to 35% of their net assets in the securities of companies that are headquartered in foreign countries. Royce European Smaller-Companies Fund invests at least 80% of its net assets in the equity securities of companies headquartered, domiciled and/or whose securities trade in, European countries, including Germany, United Kingdom, France, Italy, Spain, Russia, Netherlands, Turkey, Belgium, Sweden, Switzerland, Poland, Norway, Austria, Greece, Denmark, Ireland, Finland, Portugal, Czech Republic, Romania, Hungary, Ukraine, Slovakia, Croatia, Luxembourg, Slovenia, Belarus, Serbia, Bulgaria, Lithuania, Azerbaijan, Latvia, Cyprus, Iceland, Estonia, Bosnia and Herzegovina, Albania, Georgia, Armenia, Republic of Macedonia, Malta, Moldova, Andorra, Liechtenstein, Monaco, Montenegro, San Marino, Vatican City and British Crown Dependencies (Jersey, Guernsey and Isle of Man).

          Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund’s portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, confiscatory taxation, foreign exchange controls, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect the value of the Fund’s foreign investments along with its ability to dispose of those investments. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

          Although changes in foreign currency rates may adversely affect the value of the Funds’ foreign investments, Royce does not expect to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities it purchases on behalf of the Funds. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency hedging transactions.

          Exchange control regulations in such foreign markets may also adversely affect the Funds’ foreign investments and the Funds’ ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

          The risk factors noted above are generally heightened for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. See “Developing Countries” below.

          The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

          Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Developing Countries

          Each of Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund may not invest more than 35% of its net assets in the securities of companies headquartered in developing countries. Each of Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund and Royce Partners Fund may not invest more than 10% of its net assets in the securities of companies that are headquartered in developing countries. Each of Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Total Return Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Dividend Value Fund, Royce Enterprise Select Fund, Royce Opportunity Select Fund and Royce Special Equity Multi-Cap Fund may not invest more than 5% of its net assets in the securities of companies that are headquartered in developing countries.

          Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (which include, Austria, Belgium, Denmark, France, Finland, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). The risk factors noted above in “Foreign Investments” are generally heightened for investments in developing countries. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investment in these countries by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain developing countries. Many of the securities markets in developing countries are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. Developing countries may have antiquated legal systems with existing laws and regulations that are inconsistently applied. Generally, developing countries are not subject to as extensive and frequent accounting and financial reporting requirements as in the United States. Transaction costs, including brokerage commissions and dealer mark-ups in developing countries may be higher than in the United States or other developed countries. Investments in developing countries also are subject to the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the value of the Funds’ investments.

Securities of Exchange-Traded Funds

          The Funds may purchase, sell and invest in the securities of exchange-traded funds (“ETFs”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry, sector or asset class. The Funds also may, from time to time, purchase ETFs that sell short a portfolio of securities or other financial asset. An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors. The Funds, including Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund, also may invest in, or short, ETFs that use financial derivatives or leverage in an attempt to provide a multiple of the returns of an underlying index or other financial asset on a daily basis or an inverse of those returns. Investment exposure to leveraged or inverse ETFs may increase a Fund’s volatility and magnify any losses.

          The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

          If an ETF is an investment company, unless an exemption has been obtained from the Securities and Exchange Commission, the limitations applicable to the Funds’ ability to purchase securities issued by other investment companies will apply.

Repurchase Agreements

          In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

          The Funds may engage in repurchase agreements which mature in seven days or less, provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with recognized securities dealers, banks and Fixed Income Clearing Corporation, a securities clearing agency registered with the Securities and Exchange Commission, each determined by Royce to represent acceptable credit risk.

Warrants, Rights and Options

          Each Fund may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices are not necessarily correlated with the market prices of the underlying securities.

          The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to a Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P Small-Cap 600.

          Investing in warrants, rights and call options on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit a Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits a Fund to incur additional risk and/or to hedge against risk.

Short Sales

          Each of Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund may effect short sales of securities. A short sale is a transaction in which the relevant Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the premium and transaction costs described above. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. It is possible that the Fund’s securities held long will decline in value at the same time that the value of the Fund’s securities sold short increases, thereby increasing the potential for loss. Short sales of leveraged ETFs and investment exposure to inverse ETFs may increase a Fund’s volatility and magnify any losses.

          While the short sale is outstanding, the relevant Fund is required to collateralize its borrowing obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet its margin requirements, until the short position is closed out. Until the Fund closes its short position, the Fund will be required to: (i) maintain with its custodian a segregated account which will be marked to market daily, containing cash or liquid securities (which may include equity securities) such that the amount deposited in the segregated account plus the amount retained by the broker as collateral will equal the current market value of the security sold short or (ii) otherwise cover the Fund’s short position. A Fund may cover its short position by owning the security sold short or by holding a call option on the security with a strike price no higher than the price at which the security was sold.

Reverse Repurchase Agreements

          Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce Enterprise Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the relevant Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements expose a Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). When effecting repurchase transactions, liquid securities having a dollar amount equal in value to the securities subject to the agreement are required to be segregated with the Fund’s custodian bank, and the reverse repurchase agreement is required to be marked to market daily. Engaging in reverse repurchase agreements also may involve the use of leverage to the extent the Fund reinvests the cash it receives in additional securities. Such practice may increase a Fund’s volatility and magnify its losses.

Borrowing

          Each of Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund may borrow money from banks for investment purposes (i.e., to increase its holdings of portfolio securities and other instruments) or for liquidity purposes. At all times when borrowings are outstanding, each of these Funds must maintain at least 300% “asset coverage,” meaning that the total assets of such Fund must have a value of at least 300% of all amounts borrowed. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a bank or by means of reverse repurchase agreements with other institutional lenders, such as broker dealers.

Financial Services Companies

          Royce Financial Services Fund’s emphasis on securities of financial services companies makes it more susceptible to adverse conditions affecting such companies than a fund that does not have its assets invested to a similar degree in such companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level and, to the extent that they operate internationally, in other countries. Each of these companies also may be significantly affected by changes in prevailing interest rates, general economic conditions and industry specific risks. The enactment of new legislation and regulations, as well as changes in the interpretation and enforcement of existing laws and regulations, may directly affect the manner of operations and profitability of companies in the financial services industry. From time to time, changes in law and regulation have permitted greater diversification of their financial products, but the ability of certain financial services companies to expand by acquisition or branching across state lines may be limited. Federal or state law and regulations require banks, bank holding companies, broker dealers and insurance companies to maintain minimum levels of capital and liquidity. Bank regulators have broad authority and can impose sanctions, including conservatorship or receivership, on non-complying banks even when these banks continue to be solvent, thereby possibly resulting in the elimination of stockholders’ equity.

Portfolio Turnover

          For the years ended December 31, 2012 and December 31, 2011, Royce International Premier Fund’s portfolio turnover rates were 103% and 42%, respectively. The Fund’s higher portfolio turnover rate in 2012 as compared to 2011 resulted from increased market volatility and larger cash inflows to the Fund.

Investments by Affiliated and Non-Affiliated Funds of Funds in the Funds

          Certain affiliated and non-affiliated investment companies may invest in the Funds. These investment companies are referred to as “funds of funds” because they invest primarily in other investment companies.

          From time to time, a Fund may experience relatively large redemptions or investments due to rebalancings of the assets of a fund of funds that are invested in such Fund. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. If this were to occur, the effects of these rebalancing trades or investments by the fund of funds could adversely affect the Fund’s investment performance. Redemptions of Fund shares due to rebalancings could also accelerate the realization of taxable capital gains in a Fund and might increase brokerage and/or other transaction costs.

          The Funds’ investment adviser, Royce & Associates, LLC, may be subject to potential conflicts of interest in connection with investments by affiliated funds of funds. For example, Royce may have an incentive to permit an affiliated fund of funds to become a more significant shareholder (with the potential to cause greater disruption) than would be permitted for an unaffiliated investor. Royce has committed to the Board that it will resolve any potential conflict in the best interests of the shareholders of a Fund in accordance with its fiduciary duty to the Fund. As necessary, Royce will take such actions as it deems appropriate to minimize potential adverse impacts, including redemption of shares in-kind, rather than in cash. Similar issues may result from investment in a Fund by Section 529 plans.

* * *

          Royce believes that each of the Funds, except Royce Total Return Fund, Royce Dividend Value Fund and Royce Global Dividend Value Fund, are suitable for investment only by persons who can invest without concern for current income, and that such Funds are suitable investments only for those investors who are in a financial position to assume above-average risks in the search for long-term capital appreciation.

MANAGEMENT OF THE TRUST

          The following table sets forth certain information as to each Trustee and officer of the Trust. The Trustees have oversight responsibility for the Trust’s operations and are subject to various duties imposed on directors of registered investment companies under the 1940 Act and state law.

Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships

Charles M. Royce* (73) 745 Fifth Avenue New York, NY 10151	Trustee and President	Since 1982	President, Chief Investment Officer, Co-Chief Investment Officer and member of Board of Managers of Royce & Associates, LLC (“Royce”), investment adviser to the Trust, Royce Capital Fund (“RCF”), Royce Focus Trust, Inc. (“RFT”), Royce Micro-Cap Trust, Inc. (“RMT”) and Royce Value Trust, Inc. (“RVT”) (collectively, “The Royce Funds”).	34	TICC Capital Corp

Patricia W. Chadwick (64) 745 Fifth Avenue New York, NY 10151	Trustee	Since 2009	Consultant and President of Ravengate Partners LLC (since 2000).	34	Wisconsin Energy Corp. and ING Mutual Funds

Richard M. Galkin (74) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Private investor. Mr. Galkin’s prior business experience includes having served as President of Richard M. Galkin Associates, Inc., telecommunications consultants, President of Manhattan Cable Television (a subsidiary of Time Inc.), President of Haverhills Inc. (another Time Inc. subsidiary), President of Rhode Island Cable Television and Senior Vice President of Satellite Television Corp. (a subsidiary of Comsat).	34	None

Stephen L. Isaacs (73) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1989	President of The Center for Health and Social Policy (since September 1996); Attorney and President of Health Policy Associates, Inc., consultants. Mr. Isaacs’s prior business experience includes having served as Director of Columbia University Development Law and Policy Program and Professor at Columbia University (until August 1996).	34	None

Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships

Arthur S. Mehlman (70) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2004	Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation (non-profits). Formerly: Director of Municipal Mortgage and Equity, LLC (from October 2004 to April 2011); Director of University of Maryland College Park Foundation (non-profit) (from 1998 to 2005); Partner, KPMG LLP (international accounting firm) (from 1972 to 2002); Director of Maryland Business Roundtable for Education (from July 1984 to June 2002).	48 (Director/Trustee of all Royce Funds consisting of 34 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 14 portfolios)	None

David L. Meister (73) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Consultant. Chairman and Chief Executive Officer of The Tennis Channel (from June 2000 to March 2005). Mr. Meister’s prior business experience includes having served as a Chief Executive Officer of Seniorlife.com, a consultant to the communications industry, President of Financial News Network, Senior Vice President of HBO, President of Time-Life Films and Head of Broadcasting for Major League Baseball.	34	None

G. Peter O’Brien (67) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2001	Director, Bridges School (since 2006); Trustee Emeritus of Colgate University (since 2005); Board Member of Hill House, Inc. (since 1999); Formerly: Trustee of Colgate University (from 1996 to 2005), President of Hill House, Inc. (from 2001 to 2005) and Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (from 1971 to 1999).	48 (Director/Trustee of all Royce Funds consisting of 34 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 14 portfolios)	TICC Capital Corp.

John D. Diederich* (61) 745 Fifth Avenue New York, NY 10151	Vice President and Treasurer	Since 2001	Chief Operating Officer, Managing Director and member of the Board of Managers of Royce; Chief Financial Officer of Royce; Director of Administration of The Royce Funds; and President of Royce Fund Services, Inc. (“RFS”), having been employed by Royce since April 1993.	N/A	None

Jack E. Fockler, Jr.* (53) 745 Fifth Avenue New York, NY 10151	Vice President	Since 1995	Managing Director and Vice President of Royce; and Vice President of RFS, having been employed by Royce since October 1989.	N/A	None

Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships

W. Whitney George*(54) 745 Fifth Avenue New York, NY 10151	Vice President	Since 1995	Co-Chief Investment Officer, Managing Director and Vice President of Royce, having been employed by Royce since October 1991. Director of RVT, RMT, and RFT Since April 2013.	N/A	None

Daniel A. O’Byrne* (50) 745 Fifth Avenue New York, NY 10151	Vice President and Assistant Secretary	Since 1994	Principal and Vice President of Royce, having been employed by Royce since October 1986.	N/A	None

John E. Denneen* (46) 745 Fifth Avenue New York, NY 10151	Secretary and Chief Legal Officer	1996-2001 and since April 2002	General Counsel, Principal, Chief Legal and Compliance Officer and Secretary of Royce; Secretary and Chief Legal Officer of The Royce Funds.	N/A	None

Lisa Curcio* (53) 745 Fifth Avenue New York, NY 10151	Chief Compliance Officer	Since October 1, 2004	Chief Compliance Officer of The Royce Funds (since October 2004) and Compliance Officer of Royce (since June 2004).	N/A	None

__________________
*An “interested person” of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.
**Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer will hold office for the year ending December 31, 2013 and thereafter until their respective successors are duly elected and qualified. All of the Trust’s trustees are also directors/trustees of RVT, RMT, RFT and RCF.

          Additional information about each Trustee follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Trustee possesses which the Board believes has prepared them to be effective Trustees.

•
Charles M. Royce - In addition to his tenure as a Trustee of The Royce Funds, Mr. Royce serves as the President, Co-Chief Investment Officer and as a member of the Board of Managers of Royce, having been President of Royce since 1972. Mr. Royce has over 40 years of investment and business experience.

•
Patricia W. Chadwick - In addition to her tenure as a Trustee of The Royce Funds, Ms. Chadwick is designated as an Audit Committee Financial Expert. Ms. Chadwick has over 30 years of investment and business experience, including extensive experience in the financial sector and as a consultant to business and non-profit entities. In addition, Ms. Chadwick has served on the boards of a variety of public and private companies and non-profit entities, including currently serving on the board of two public companies.

•
Richard M. Galkin - In addition to his tenure as a Trustee of The Royce Funds, Mr. Galkin has served as the Chairman of the Board’s Audit Committee for more than 15 years, acting as liaison between the Boards and the Funds’ independent registered public accountants and as co-Chairman of the Boards’ Nominating Committee. Mr. Galkin has over 40 years of business experience, including extensive experience in the telecommunications industry.

•
Stephen L. Isaacs - In addition to his tenure as a Trustee of The Royce Funds, Mr. Isaacs serves as Attorney and President of a private consulting firm. Mr. Isaacs has over 40 years of business and academic experience, including extensive experience related to public health and philanthropy.

•
Arthur S. Mehlman - In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. Mehlman is designated as an Audit Committee Financial Expert. Mr. Mehlman has over 35 years of business experience, including as Partner of an international accounting firm and a Director for various private companies and non-profit entities.

•
David L. Meister - In addition to his tenure as a Trustee of The Royce Funds, Mr. Meister has over 40 years of business experience, including extensive experience as an executive officer in and consultant to the communications industry.

•
G. Peter O’Brien - In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. O’Brien serves as co-Chairman of the Boards’ Nominating Committee. Mr. O’Brien has over 35 years of business experience, including extensive experience in the financial sector. In addition, Mr. O’Brien has served on the boards of public companies and non-profit entities.

          The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that their members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice, public service or academic positions; experience from service as a board member (including the Board of the Fund) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences. The charter for the Boards’ Nominating Committee contains certain other specific factors considered by the Nominating Committee in identifying and selecting Trustee candidates (as described below).

          To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with Royce, and also may benefit from information provided by Royce’s internal counsel; both Board and Royce’s internal counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Board Composition and Leadership Structure

          The 1940 Act requires that at least 40% of the Trust’s trustees not be “interested persons” (as defined in the 1940 Act) of the Trust and as such are not affiliated with Royce (“Independent Trustees”). To rely on certain exemptive rules under the 1940 Act, a majority of a Trust’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 86% of the Trust’s Trustees are Independent Trustees. The Board does not have a chairman, but the President, Mr. Royce, an interested person of the Fund, acts as chairman at the Board meetings. The Independent Trustees have not designated a lead Independent Trustee, but the Chairman of the Audit Committee, Mr. Galkin, generally acts as chairman of meetings or executive sessions of the Independent Trustees and, when appropriate, represents the views of the Independent Trustees to management. The Board has determined that its leadership structure is appropriate in light of the services that Royce and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships.

          Information relating to each Trustee’s share ownership in the Funds and in the other funds in the group of registered investment companies comprising The Royce Funds that are overseen by the respective Trustee as of December 31, 2012 is set forth in the tables below.

Charles M. Royce
Aggregate Dollar Range of
	Aggregate Dollar Range of	Ownership in
Fund	Ownership in the Fund	The Royce Funds

Royce Pennsylvania Mutual Fund	Over $100,000
Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	$50,000 - $100,000
Royce Total Return Fund	Over $100,000
Royce Heritage Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Value Fund	$10,001 - $50,000
Royce 100 Fund	Over $100,000
Royce Micro-Cap Discovery Fund	Over $100,000
Royce Financial Services Fund	Over $100,000
Royce Dividend Value Fund	Over $100,000
Royce Select Fund I	Over $100,000
Royce Select Fund II	Over $100,000
Royce Global Value Fund	$50,000 - $100,000
Royce European Smaller- Companies Fund	Over $100,000
Royce SMid-Cap Value Fund	Over $100,000
Royce Enterprise Select Fund	Over $100,000
Royce International Smaller-Companies Fund	Over $100,000
Royce Partners Fund	Over $100,000
Royce Global Dividend Value Fund	Over $100,000
Royce International Premier Fund	Over $100,000
Royce International Micro-Cap Fund	Over $100,000

The Royce Funds		Over $100,000

Patricia W. Chadwick

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Low-Priced Stock Fund	Over $100,000
Royce Value Fund	Over $100,000
Royce 100 Fund	Over $100,000
Royce Global Value Fund	Over $100,000

The Royce Funds		Over $100,000

Richard M. Galkin

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over $100,000
Royce Total Return Fund	Over $100,000
Royce Dividend Value Fund	Over $100,000
Royce 100 Fund	Over $100,000

The Royce Funds		Over $100,000

Stephen L. Isaacs

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	$10,001 - $50,000
Royce Micro-Cap Fund	$10,001 - $50,000
Royce Premier Fund	$50,001 - $100,000
Royce Special Equity Fund	$1 - $10,000
Royce Low-Priced Stock Fund	$1 - $10,000
Royce Total Return Fund	$1 - $10,000
Royce Global Value Fund	$10,001 - $50,000
Royce European Smaller- Companies Fund	$10,001 - $50,000
Royce Opportunity Fund	$10,001 - $50,000
Royce Special Equity Multi-Cap Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

Arthur S. Mehlman
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Low-Priced Stock Fund	$10,001 - $50,000
Royce Total Return Fund	$10,001 - $50,000
Royce Value Fund	$50,001 - $100,000

The Royce Funds		Over $100,000
David L. Meister
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Total Return Fund	Over $100,000
Royce Special Equity Fund	Over $100,000
Royce Value Plus Fund	$10,001 - $50,000
Royce Dividend Value Fund	$10,001 - $50,000
Royce 100 Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

G. Peter O’Brien
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	Over $100,000
Royce Total Return Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Special Equity Fund	$50,001 - $100,000
Royce Select Fund I	$50,001 - $100,000
Royce Select Fund II	$50,001 - $100,000
Royce Global Select Long/Short Fund	$50,001 - $100,000
Royce Special Equity Multi-Cap Fund	$50,001 - $100,000

The Royce Funds		Over $100,000

          The Board has an Audit Committee, comprised of Patricia W. Chadwick, Richard M. Galkin, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister and G. Peter O’Brien. The Audit Committee is responsible for, among other things, recommending the selection and nomination of the Funds’ independent accountants and for conducting post-audit reviews of the Funds’ financial statements with such independent accountants. The Trust has adopted an Audit Committee charter. Mr. Galkin serves as Chairman of the Audit Committee and Mr. Mehlman and Ms. Chadwick are designated as Audit Committee Financial Experts, as defined under Securities and Exchange Commission Regulations. During the year ended December 31, 2012, the Audit Committee held two meetings.

          The Board has a Nominating Committee, comprised of Patricia W. Chadwick, Richard M. Galkin, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister and G. Peter O’Brien. The Nominating Committee is responsible for, among other things, identifying individuals qualified to serve as Independent Trustees of the Fund and recommending its nominees for consideration by the Fund’s full Board. The Trust has adopted a Nominating Committee charter. Messrs. Galkin and O’Brien serve as co-Chairman of the Nominating Committee. While the Committee is solely responsible for the selection and nomination of the Fund’s Independent Trustees, the Committee will review and consider nominations for the office of Trustee made by management and by Fund shareholders as it deems appropriate. Shareholders who wish to recommend a nominee should send their suggestions to the Secretary of the Fund, which should include biographical information and set forth their proposed nominee’s qualifications. The Nominating Committee did not meet during the year ended December 31, 2012.

          The Nominating Committee charter requires the Nominating Committee to identify individuals qualified to serve as Independent Trustees of the Fund and to recommend its nominees for consideration by the Board. In considering potential nominees, the Nominating Committee will take into consideration: (i) the contribution which the person can make to the Board, with consideration given to the person’s business and professional experience, education and such other factors as the Committee may consider relevant, including but not limited to whether a potential nominee’s personal and professional qualities and attributes would provide a beneficial diversity of skills, experience and/or perspective to the Board; (ii) the character and integrity of the person; (iii) whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee or Independent Trustee of the Fund; (iv) whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Fund, Fund service providers or their affiliates; (v) whether or not the person is financially literate pursuant to stock exchange audit committee membership standards; (vi) whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related investment company complexes; (vii) whether or not the person is willing to serve as, and willing and able to commit the time necessary for the performance of the duties of, a Trustee of the Fund; and (viii) whether or not the selection and nomination of the person would be in the best interest of the Fund in light of the requirements of the Fund’s retirement policies. While the Nominating Committee does not have a formal policy regarding diversity, as noted above, it may consider the diversity of skills, experience and/or perspective a potential nominee will bring to the Board as part of its evaluation of the contribution such potential nominee will make to the Board. Such factors will be considered in light of the other factors described above and in the context of the Board’s existing membership at the time such potential candidate is considered.

Board’s Oversight Role in Management

          The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Funds, primarily Royce and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman of the Audit Committee, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Fund’s and Royce’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee (which consists of the six Independent Trustees)

meets during its scheduled meetings, and between meetings the Chairman of the Audit Committee maintains contact with the Fund’s independent registered public accounting firm and the Fund’s Vice President and Treasurer. The Board also receives periodic presentations from senior personnel of Royce or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, investment research and securities lending. The Board also receives reports from counsel to Royce and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.

          For the year ended December 31, 2012, the following trustees, received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds:

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Total Compensation from The Royce Funds paid to Trustees/Directors	Total Compensation from Fund Complex*

Patricia W. Chadwick, Trustee	$157,500	N/A	$210,000	$210,000

Richard M. Galkin, Trustee	157,500	N/A	210,000	210,000

Stephen L. Isaacs, Trustee	157,500	N/A	210,000	210,000

Arthur S. Mehlman, Trustee	157,500	N/A	210,000	350,000

David L. Meister, Trustee	157,500	N/A	210,000	210,000

G. Peter O’Brien, Trustee	157,500	N/A	210,000	340,000

* Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2012 from the Fund Complex. The Fund Complex includes the 34 portfolios of The Royce Funds and the 14 portfolios of the Legg Mason Funds.

          Effective January 1, 2013, each of the non-interested Trustees receives a fee of $155,000 per year for serving on the Board plus $6,500 for each Board meeting attended.

Information Concerning Royce

          On October 1, 2001, Royce & Associates, Inc., the Funds’ investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). On March 31, 2002, Royce & Associates, Inc. was merged into Royce Holdings, LLC (a wholly-owned subsidiary of Legg Mason), which then changed its name to Royce & Associates, LLC. As a result of this merger, Royce & Associates, LLC became the Funds’ investment adviser and a direct wholly-owned subsidiary of Legg Mason. Founded in 1899, Legg Mason is a publicly-held financial services company primarily engaged in providing asset management and related financial services through its subsidiaries. As of December 31, 2012, Legg Mason’s asset management subsidiaries had aggregate assets under management of approximately $648 billion.

PRINCIPAL HOLDERS OF SHARES

          As of April 2, 2013, the following persons were known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Pennsylvania Mutual Fund
Investment Class

National Financial Services	76,900,129	Record	21.13%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Charles Schwab & Co., Inc.	53,135,294	Record	14.60%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	24,697,306	Record	6.79%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Pennsylvania Mutual Fund
Consultant Class

Morgan Stanley Smith Barney	23,608,693	Record	38.29%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

First Clearing LLC	4,268,310	Record	6.92%
Special Custody Acct For The
Exclusive Benefit Of Customer
2801 Market St.
St, Louis, MO 63103-2523

Pershing LLC	3,191,833	Record	5.18%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Pennsylvania Mutual Fund
Service Class

National Financial Services	17,250,960	Record	41.02%
FEBO Our Customers
200 Liberty St., 1 World Fin. Ctr
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Pershing LLC	7,808,268	Record	18.57%
P.O. Box 2052
Jersey City, NJ 07303-2052

Charles Schwab & Co., Inc.	3,612,247	Record	8.59%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

BNY Mellon Investment Servicing Inc.	2,209,881	Record	5.25%
FBO Primerica Financial Services
760 Moore Road
King of Prussia, PA 19406-1212

Royce Pennsylvania Mutual Fund
R Class

ING Life Insurance Annuity Co.	210,471	Record	7.01%
1 Orange Way
Windsor, CT 06095-4773

Royce Pennsylvania Mutual Fund
K Class

Nationwide Trust Company FSB	168,794	Record	19.57%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Great-West Trust Co. LLC FBO	109,173	Record	12.66%
Putnam Inv.
FBO Recordkeeping for Various Benef
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

MLPF&S For The Sole Benefit of	103,639	Record	12.02%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive E, Fl. 2
Jacksonville, FL 32246-6484

MG Trust Company Cust. FBO	51,965	Record	6.03%
LB&B Associates Inc 401(K) Plan
700 17th Street - Suite 300
Denver, CO 80202-3531

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Pennsylvania Mutual Fund
Institutional Class

Vanguard Fiduciary Trust Company	13,612,593	Record	31.20%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

NFS LLC FEBO	6,618,263	Record	15.17%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

The Northern Trust Company	4,989,264	Record	11.44%
FBO Exelon - DV
P.O. Box 92994
Chicago, IL 60675-0001

District of Columbia Annuitants	4,376,025	Record	10.03%
Health & Life Insurance Employer
Contribution Trust Fund
Office of Finance and Treasury
1101 4th St SW, Suite 800
Washington, DC 20024-4461

State Street Bank as TTEE for Nestle	3,776,730	Record	8.66%
in the USA Savings Trust
1 Lincoln St.
Boston, MA 02111-2901

Royce Micro-Cap Fund
Investment Class

Charles Schwab & Co., Inc.	9,706,929	Record	20.51%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	6,285,118	Record	13.28%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Pershing LLC	4,096,131	Record	8.66%
P.O. Box 2052
Jersey City, NJ 07303-2052

UBS WM USA	3,685,486	Record	7.79%
Attn: Department Mgr
1000 Harbor Blvd., Flr. 8
Weehawken, NJ 07086-6761

Morgan Stanley Smith Barney	3,655,102	Record	7.72%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Royce Micro-Cap Fund
Consultant Class

Morgan Stanley Smith Barney	3,465,991	Record	40.66%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	565,716	Record	6.64%
Omnibus for Mutual Funds
House Acct.
Attn: Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Janney Montgomery Scott LLC	440,059	Record	5.21%
Exclusive Benefit of Customers
1801 Market Street
Philadelphia, PA 19103-1628

Royce Micro-Cap Fund
Service Class

Morgan Stanley Smith Barney	3,541,934	Record	55.33%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co. Inc.	890,703	Record	13.92%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Genworth Financial Trust Co.	597,003	Record	9.33%
FBO Genworth Financial Wealth Mgmt
& Mutual Clients & For the Benefit
Of Other Custodial Clients
3200 N. Central Ave., Fl. 7
Phoenix, AZ 85012-2468

Royce Premier Fund
Investment Class

Charles Schwab & Co., Inc.	61,418,948	Record	25.87%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	34,924,488	Record	14.71%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	34,783,167	Record	14.65%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

UBS WM USA	14,240,487	Record	6.00%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Royce Premier Fund
Service Class

National Financial Services	6,219,677	Record	22.86%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

ICMA Retirement Services	5,867,283	Record	21.56%
Vantage Trust NAV
777 N. Capitol St., NE, Suite 600
Washington, DC 20002-4240

Morgan Stanley Smith Barney	2,717,782	Record	9.99%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

ICMA Retirement Services	1,986,131	Record	7.30%
Vantage Trust UNITIZED
777 N. Capitol St., NE, Suite 600
Washington, DC 20002-4240

Charles Schwab & Co., Inc.	1,945,776	Record	7.15%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Saxon and Co.	1,395,247	Record	5.13%
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

Royce Premier Fund
Institutional Class

NFS LLC FEBO	11,233,798	Record	25.63%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

JP Morgan Chase as Trustee FBO	7,129,112	Record	16.27%
The Interpublic Group of Co. Inc.
Savings Plan
11500 Outlook Street
Overland Parks, KS 66211-1804

State Street Bank and Trust TFEE	4,856,286	Record	11.08%
UBS Svngs & Investment Plan
105 Rosemont Road
Westwood, MA 02090-2318

Royce Premier Fund
W Class

First Clearing LLC	19,587,813	Record	72.85%
2801 Market Street
St. Louis, MO 63103-2523

Royce Premier Fund
R Class

ING National Trust	850,581	Record	53.32%
1 Orange Way
Windsor, CT 06095-4773

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Charles Schwab & Co., Inc.	163,529	Record	10.25%
Special Custody A/C
FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

ING Life Insurance Annuity Co.	161,814	Record	10.14%
1 Orange Way
Windsor, CT 06095-4773

TD Ameritrade Trust Company	98,889	Record	6.20%
P.O. Box 17748
Denver, CO 80217-0748

Royce Premier Fund
Consultant Class

Morgan Stanley Smith Barney	1,493,946	Record	44.54%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

First Clearing LLC	297,482	Record	8.87%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

UBS WM USA	200,728	Record	5.98%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Janney Montgomery Scott LLC	182,649	Record	5.45%
Exclusive Benefit of Customers
1801 Market Street
Philadelphia, PA 19103-1628

Raymond James	168,486	Record	5.02%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Premier Fund
K Class

Nationwide Trust Company FSB	268,046	Record	25.74%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Great-West Trust Company LLC	206,018	Record	19.78%
Trust/Retirement Plans
8515 E. Orchard Rd. 2T2
Greenwood Vlg, CO 80111-5002

ING Life Insurance Annuity Co.	120,478	Record	11.57%
1 Orange Way
Windsor, CT 06095-4773

Great-West Trust Company LLC TTEE	89,898	Record	8.63%
Employee Benefits Clients 401K
8515 E. Orchard Rd. 2T2
Greenwood Vlg, CO 80111-5002

ING National Trust	79,106	Record	7.60%
1 Orange Way
Windsor, CT 06095-4773

Charles Schwab & Co., Inc.	65,574	Record	6.30%
Special Custody A/C FBO
Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Low-Priced Stock Fund
Service Class

Charles Schwab & Co., Inc.	31,424,205	Record	28.58%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	29,165,179	Record	26.53%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Low-Priced Stock Fund
Institutional Class

NFS LLC FEBO	34,525,951	Record	57.00%
FIIOC As Agent for Qualified
Employment Benefit Plans 401(K)
100 Magellan Way #KW1C
Covington, KY 41015-1987

State Street Bank & Trust Co.	10,497,572	Record	17.33%
Ford Motor Company Master Tr Fund
Attn: Maria Cummings
1200 Crown Colony Drive
Quincy, MA 02169-0938

Royce Low-Priced Stock Fund
Investment Class

National Financial Services	2,543,033	Record	22.23%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

First Clearing LLC	1,323,737	Record	11.57%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

ING National Trust	1,167,878	Record	10.21%
As Trustee Or Custodian For
Core Market Retirement Plans
30 Braintree Hill Office Park
Braintree, MA 02184-8700

MLPF&S For the Sole Benefit of	1,105,631	Record	9.66%
Its Customers
Merrill Lynch Financial Data SV
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.	887,318	Record	7.76%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Morgan Stanley Smith Barney	767,179	Record	6.71%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

PIMS/Prudential Retirement As	665,532	Record	5.82%
Nominee For The TTEE/CUST
PL 300
O.C. Tanner Retirement
1930 S Street
Salt Lake City, UT 84115-2311

Royce Low-Priced Stock Fund
R Class

DCGT As Trustee and/or Cust	151,443	Record	40.72%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Great-West Co. LLC	23,953	Record	6.44%
FBO Putnam Inv.
FBO Recordkeeping for Various Benef.
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Dan Gold, Lars Bader, Nicholas	29,815	Record	8.02%
Brumm, Tracy Fu FBO
QVT Financial LP 401K PSP
1177 Ave. of the Americas, 9th Fl.
New York, NY 10036-2714

Royce Low-Priced Stock Fund
K Class

Nationwide Trust Company FSB	237,947	Record	31.61%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

DCGT as TTEE and/or Cust	150,675	Record	20.02%
FBO Principal Financial Group
Qualified Prin Advtg Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

T. Rowe Price Trust Co.	80,557	Record	10.70%
FBO Retirement Plan Clients
DTD 03/01/01
P.O. Box 17215
Baltimore, MD 21297-1215

FIIOC FBO Lucky Chances Inc.	52,054	Record	6.92%
100 Magellan Way (KWIC)
Covington, KY 41015-1999

DCGT as Ttee and/or Cust	50,704	Record	6.74%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Royce Total Return Fund
Investment Class

Charles Schwab & Co. Inc.	51,654,425	Record	23.77%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	39,787,115	Record	18.31%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	21,793,922	Record	10.03%
P.O. Box 2052
Jersey City, NJ 07303-2052

Morgan Stanley Smith Barney	12,706,600	Record	5.85%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Royce Total Return Fund
Consultant Class

Morgan Stanley Smith Barney	10,440,748	Record	44.34%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

First Clearing LLC	2,098,247	Record	8.91%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Raymond James	1,363,716	Record	5.79%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Total Return Fund
Service Class

Charles Schwab & Co. Inc.	13,021,977	Record	44.90%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Vanguard Fiduciary Trust Company	3,153,357	Record	10.87%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

National Financial Services	2,966,335	Record	10.23%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Total Return Fund
Institutional Class

State Street Bank & Trust Company	3,856,935	Record	10.82%
FBO Cummins Inc. & Affiliates
Retirement & Savings Plan
Master Trust
1 Heritage Drive
Quincy, MA 02171-2105

NFS LLC FEBO	4,435,106	Record	12.44%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

Wilmington Trust RISC TEE FBO	2,449,124	Record	6.87%
Group Health Permanent 401K Salary Deferral Plan
P.O. Box 52129
Phoenix, AZ 85072-2129

Vanguard Fiduciary Trust Company	7,561,961	Record	21.22%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Charles Schwab & Co. Inc.	3,236,173	Record	9.08%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

JPMorgan Chase As Trustee FBO	2,025,315	Record	5.68%
Bloomberg L.P. 401(k) Plan
11500 Outlook St.
Overland Park, KS 66211-1804

Royce Total Return Fund
W Class

First Clearing LLC	13,126,412	Record	98.56%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Total Return Fund
R Class

Hartford Life Ins. Co.	1,115,705	Record	29.79%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

ING National Trust	660,172	Record	17.63%
1 Orange Way
Windsor, CT 06095-4773

Capital Bank & Trust Company TTEE	237,040	Record	6.33%
F Meyer Tool Inc 401K & PSP
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

ING Life Insurance Annuity Co.	189,405	Record	5.06%
1 Orange Way
Windsor, CT 06095-4773

Royce Total Return Fund
K Class

Great West Life & Annuity	8,722,963	Record	60.06%
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Great-West Trust Co. TTEE	2,443,583	Record	16.83%
Employee Benefits Clients
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Hartford Life Ins. Co.	784,400	Record	5.40%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Royce Heritage Fund
Consultant Class

Morgan Stanley Smith Barney	451,284	Record	38.35%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Raymond James	146,490	Record	12.45%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Heritage Fund
Investment Class

LM Dynamic MultiStrategy VIT	1,716,533	Record	53.86%
Portfolio
Attn: Steve Bleiberg
620 8th Avenue, 49th Floor
New York, NY 10018-1618

Morgan Stanley Smith Barney	199,505	Record	6.26%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311
Royce Heritage Fund
Service Class

Charles Schwab & Co. Inc.	3,872,223	Record	28.61%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

National Financial Services	689,174	Record	5.09%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Heritage Fund
R Class

National Financial Services	142,082	Record	26.96%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Capital Bank & Trust Company TTEE	71,094	Record	13.49%
F Bond Auto Parts Inc PSP 401K
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Frontier Trust Company FBO	39,531	Record	7.50%
Professional Anesthesia Consultants
P.O. Box 10758
Fargo, ND 58106-0758

FIIOC FBO	29,929	Record	5.68%
Advance Reproduction Corp.
100 Magellan Way
Covington, KY 41015-1999

Royce Heritage Fund
K Class

FIIOC FBO	231,251	Record	35.81%
Santander Consumer USA Inc.
100 Magellan Way
Covington, KY 41045-1999

Nationwide Trust Company FSB	213,498	Record	33.06%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

State Street Bank	85,040	Record	13.17%
FBO ADP Access 401K Plan
1 Lincoln St.
Boston, MA 02111-2901
Capital Bank & Trust Company TTEE	39,560	Record	6.13%
F Nichols Consulting Engineers
CHTD 4
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Royce Opportunity Fund
Investment Class

Charles Schwab & Co. Inc.	13,419,327	Record	17.20%
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

John Hancock Life Insurance	12,265,092	Record	15.72%
Co. USA
SEG Funds & Accounting ET7
601 Congress Street
Boston, MA 02210-2804

National Financial Services	11,091,005	Record	14.21%
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Pershing LLC	5,763,230	Record	7.38%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Opportunity Fund
Service Class

National Financial Services	14,044,463	Record	70.27%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	1,642,878	Record	8.22%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Vanguard Fiduciary Trust Company	1,009,758	Record	5.05%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600
Royce Opportunity Fund
Institutional Class

The Northern Trust Co.	24,622,302	Record	41.14%
Accenture LLP
P.O. Box 92994
Chicago, IL 60675-0001

Reliance Trust Company	9,655,537	Record	16.13%
FBO Retirement Plans Serviced by
Metlife
c/o Fascore LLC
8515 E. Orchard Rd, 2T2
Greenwood Vlg, CO 80111-5002

NFS LLC FEBO	7,847,881	Record	13.11%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

MLPF&S For the Sole Benefit of	3,140,151	Record	5.25%
Its Customers
Merrill Lynch Financial Data SV
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

Royce Opportunity Fund
Consultant Class

Morgan Stanley Smith Barney	309,356	Record	28.55%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	184,540	Record	17.03%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

First Clearing LLC	118,435	Record	10.93%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523
Pershing LLC	93,339	Record	8.61%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Opportunity Fund
R Class

Sammons Financial Network LLC	284,750	Record	38.57%
4546 Corporate Dr., Ste. 100
WDM, IA 50266-5911

DCGT As TTEE and/or Cust	59,961	Record	8.12%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

ING National Trust	55,676	Record	7.54%
1 Orange Way
Windsor, CT 06095-4773

Capital Bank & Trust Company TTEE	42,900	Record	5.81%
Frick’s Quality Meats Inc 401(K)
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Opportunity Fund
K Class

National Financial Services	576,710	Record	65.22%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Nationwide Trust Company FSB	83,001	Record	9.39%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

ING National Trust	45,697	Record	5.17%
1 Orange Way
Windsor, CT 06095-4773

Royce Special Equity Fund
Service Class

Charles Schwab & Co. Inc.	2,806,496	Record	22.65%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151
National Financial Services	1,349,784	Record	10.89%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	1,270,854	Record	10.26%
P.O. Box 2052
Jersey City, NJ 07303-2052

TD Ameritrade Inc For The	763,273	Record	6.16%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

LPL Financial	667,292	Record	5.39%
9785 Towne Centre Drive
San Diego, CA 92121-1968

DCGT as TTEE and/or Cust	645,228	Record	5.21%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Special Equity Fund
Investment Class

National Financial Services	16,620,643	Record	16.90%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	14,515,108	Record	14.76%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	8,882,540	Record	9.03%
P.O. Box 2052
Jersey City, NJ 07303-2052

UBS WM USA	7,604,543	Record	7.73%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761
Morgan Stanley Smith Barney	4,959,762	Record	5.04%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Royce Special Equity Fund
Institutional Class

The Northern Trust Company	7,398,822	Record	26.05%
FBO Morgan Stanley-DV
P.O. Box 92994
Chicago, IL 60675-2994

NFS LLC FEBO	4,085,057	Record	14.38%
Lauer & Co. As Nominee Agent for
Glenmede Trust Co.
P.O. Box 58997
Philadelphia, PA 19102-8997

State Street Bank & Trust Co. TTEE	2,969,584	Record	10.46%
Glaxo Smith Kline Retirement
Savings Plan UA DTD 06/26/1989
2 Avenue De Lafayette Ste. 2
Boston, MA 02111-1748

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Charles Schwab & Co. Inc.	2,458,889	Record	8.66%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Automatic Data Processing Inc.	1,461,612	Record	5.15%
Pension Retirement Plan
4 New York Plaza, Fl. 15
New York, NY 10004-2413

BOK TTE FBO Integris Health, Inc.	1,423,668	Record	5.01%
Retirement Plan/Pension
P.O. Box 2180
Tulsa, OK 74101-2180

Royce Special Equity Fund
Consultant Class

Morgan Stanley Smith Barney	857,340	Record	30.41%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	446,715	Record	15.84%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100
Pershing LLC	303,422	Record	10.76%
P.O. Box 2052
Jersey City, NJ 07303-2052

UBS WM USA	205,381	Record	7.28%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

First Clearing LLC	145,276	Record	5.15%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Value Fund
Service Class

National Financial Services	19,419,649	Record	29.83%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Charles Schwab & Co. Inc.	16,179,867	Record	24.85%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	4,641,821	Record	7.13%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Value Fund
Consultant Class

Morgan Stanley Smith Barney	862,113	Record	30.69%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	555,036	Record	19.76%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100
First Clearing LLC	534,353	Record	19.02%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

RBC Capital Markets LLC	156,930	Record	5.59%
Mutual Fund Omnibus Processing
Omnibus
Attn: Mutual Fund Ops Manager
510 Marquette Ave. S
Minneapolis, MN 55402-1110

Royce Value Fund
Investment Class

First Clearing LLC	3,649,407	Record	21.71%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Morgan Stanley Smith Barney	1,929,757	Record	11.48%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

MLPF&S For the Sole Benefit of	1,816,486	Record	10.81%
Its Customers
Merrill Lynch Financial Data SV
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.	1,510,984	Record	8.99%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	1,213,321	Record	7.22%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	980,661	Record	5.83%
P.O. Box 2052
Jersey City, NJ 07303-2052
Royce Value Fund
Institutional Class
Legg Mason Partners Lifestyle	3,886,842	Record	21.67%
Series Inc. Allocation 85%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

Legg Mason Partners Lifestyle	1,910,266	Record	10.65%
Series Inc. Allocation 70%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

DWS Trust Company	1,676,297	Record	9.34%
FBO Deutsche Bank Matched
Savings Plan
Attn: Share Recon Dept.
P.O. Box 1757
Salem, NH 03079-1143

Polish American Freedom	1,140,696	Record	6.36%
Foundation
410 Park Avenue, 15th Fl.
New York, NY 10022-4407

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Legg Mason Partners Lifestyle	984,613	Record	5.49%
Series Inc. Allocation 50%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

State Street Bank & Trust Co.	1,064,617	Record	5.93%
South Dakota Higher Education Trust
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Royce Value Fund
R Class

Hartford Life Ins. Co.	1,733,928	Record	54.78%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

ING Life Insurance Annuity Co.	639,910	Record	20.22%
1 Orange Way
Windsor, CT 06095-4773
Royce Value Fund
K Class

ING Life Insurance Annuity Co.	566,804	Record	29.18%
1 Orange Way
Windsor, CT 06095-4773

Hartford Life Ins. Co.	530,221	Record	27.30%
Separate Account
Attn: UIT Operations
P.O. Box 299
Hartford, CT 06104-2999

FIIOC FBO	203,808	Record	10.49%
New Process Steel LP
100 Magellan Way
Covington, KY 41015-1999

Nationwide Trust Company FSB	180,538	Record	9.30%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Value Plus Fund
Service Class

National Financial Services	22,599,152	Record	35.10%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	16,231,729	Record	25.21%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	3,464,270	Record	5.38%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311
Royce Value Plus Fund
Institutional Class

NFS LLC FEBO	6,501,982	Record	46.49%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

Charles Schwab & Co. Inc.	2,257,273	Record	16.12%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Mercer Trust Company TTEE FBO	758,818	Record	5.42%
Volvo Group VIPP Non Union
1 Investors Way, MSC N-1-G
Norwood, MA 02062-1599

NFS LLC FEBO	744,215	Record	5.32%
State Street Bank Trust Co.
TTEE Various Retirement Plans
440 Mamaroneck Avenue
Harrison, NY 10528-2418

Royce Value Plus Fund
Investment Class

First Clearing LLC	6,341,929	Record	40.50%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Morgan Stanley Smith Barney	3,293,636	Record	21.03%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co. Inc.	1,904,375	Record	12.16%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151
Royce Value Plus Fund
Consultant Class

Morgan Stanley Smith Barney	574,266	Record	40.70%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

First Clearing LLC	351,613	Record	24.92%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
Royce Value Plus Fund
R Class

Charles Schwab & Co. Inc.	12,374	Record	16.52%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Cary Street Partners Holdings TTEE	10,824	Record	14.45%
Cary Street Partners Holdings 401K
c/o Fascore LLC
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Frontier Trust Company FBO	7,523	Record	10.05%
Ribbons Express, Inc. 401(K) Plan
P.O. Box 10758
Fargo, ND 58106-0758

MG Trust Company Cust. FBO	6,712	Record	8.96%
Bay West Endocrinology Associates
700 17th Street, Suite 300
Denver, CO 80202-3531

Sammons Financial Network LLC	6,710	Record	8.96%
4546 Corporate Drive, Suite 100
WDM, IA 50266-5911

Frontier Trust Company FBO	4,198	Record	5.61%
SASS, Moore & Associates 401(K)
P.O. Box 10758
Fargo, ND 58106-0758

Frontier Trust Company FBO	3,994	Record	5.33%
Margaritaville Music, Inc. 401(K)
P.O. Box 10758
Fargo, ND 58106-0758

Frontier Trust Company FBO	3,878	Record	5.18%
Document Conversion Associates
401(K)
P.O. Box 10758
Fargo, ND 58106-0758

Royce Value Plus Fund
K Class

Nationwide Trust Company FSB	33,437	Record	67.67%
c/o IPO Portfolio Accounting
P.O Box 182029
Columbus, OH 43218-2029

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
Charles Schwab & Co. Inc.	5,374	Record	10.88%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Reliance Trust Co. FBO	2,646	Record	5.36%
RTR Inv. Mgt. C/R
P.O. Box 48529
Atlanta, GA 30362-1529

Royce 100 Fund
Service Class

Charles Schwab & Co. Inc.	7,401,702	Record	30.83%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	4,572,376	Record	19.05%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Pershing LLC	2,405,632	Record	10.02%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	3,052,598	Record	12.72%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce 100 Fund
Investment Class

Charles Schwab & Co. Inc.	2,551,240	Record	31.86%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	1,506,750	Record	18.82%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	654,156	Record	8.17%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
PIMS/Prudential Retirement As	521,159	Record	6.51%
Nominee for the TTEE/Cust
Overhead Door Corporation
2501 South Street Hwy. 121, Ste 200
Lewisville, TX 75067

First Clearing LLC	444,849	Record	5.55%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce 100 Fund
R Class

Frontier Trust Company FBO	68,890	Record	30.35%
Reser’s Fine Foods, Inc. 401(K) Plan
P.O. Box 10758
Fargo, ND 58106-0758

Frontier Trust Company FBO	22,932	Record	10.10%
Brown Wood Preserving Co.
Inc. Ret.
P.O. Box 10758
Fargo, ND 58106-0758

Frontier Trust Company FBO	21,823	Record	9.62%
Chicago Systems Group 401(K) Plan
P.O. Box 10758
Fargo, ND 58106-0758

Charles Schwab & Co. Inc.	11,425	Record	5.03%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce 100 Fund
K Class

Nationwide Trust Company FSB	111,435	Record	33.47%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Wilmington Trust RISC Cust FBO	60,246	Record	18.10%
Cobalt Mortgage 401K Plan
P.O. Box 52129
Phoenix, AZ 85072-2129

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

New York Life Trust Company	57,895	Record	17.39%
169 Lackawanna Avenue
Trust Admin., 2nd Floor
Parsippany, NJ 07054-1007

Wilmington Trust Risc TTEE FBO	49,299	Record	14.81%
Washington Federal 401K and
Employee Stock Ownership Plan and T
P.O. Box 52129
Phoenix, AZ 85072-2129

Royce Micro-Cap Discovery Fund
Service Class

Charles Schwab & Co. Inc.	214,086	Record	24.22%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

New York Life Trust Company	149,809	Record	16.95%
169 Lackawanna Avenue
Trust Admin, 2nd Floor
Parsippany, NJ 07054-1007

Royce Family Investments LLC	104,540	Record and	11.83%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

Charles M. Royce	99,441	Record and	11.25%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Royce Financial Services Fund
Service Class

Charles Schwab & Co. Inc.	570,320	Record	20.28%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

National Financial Services	637,420	Record	22.67%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
Pershing LLC	396,314	Record	14.09%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Dividend Value Fund
Service Class

Charles Schwab & Co., Inc.	4,253,103	Record	11.21%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services Corp.	2,959,717	Record	7.80%
FEBO Our Customers
200 Liberty Street, 11 World Fin. Ctr.
Attn: Mutual Fund Dept, 5th Floor
New York, NY 10281-1003

Pershing LLC	2,931,514	Record	7.73%
P.O. Box 2052
Jersey City, NJ 07303-2052

Raymond James	1,903,480	Record	5.02%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Dividend Value Fund
Investment Class

LPL Financial	8,671,479	Record	44.59%
9785 Towne Centre Drive
San Diego, CA 92121-1968

National Financial Services Corp.	2,961,087	Record	15.23%
FEBO Our Customers
Russ Lennon
200 Liberty St.
New York, NY 10281-1003

Raymond James	1,857,116	Record	9.55%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
First Clearing LLC	1,269,353	Record	6.53%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Dividend Value Fund
Institutional Class

Mac & Co.	3,282,408	Record	100%
Attn: Mutual Fund Operations
P.O. Box 3198
525 William Penn Place
Pittsburgh, PA 15230 -3198

Royce Select Fund I
Investment Class

Charles Schwab & Co., Inc.	1,330,114	Record	49.82%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

The Royce Family Fund Inc	136,850	Record and	5.13%
DTD 10/23/06		Beneficial
c/o Charles M. Royce
8 Sound Shore Drive
Suite 140
Greenwich, CT 06830-7259

Royce Select Fund II
Investment Class

Royce Family Investments LLC	94,345	Record and	27.99%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

Charles Schwab & Co., Inc.	50,835	Record	15.08%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade	33,568	Record	9.90%
P.O. Box 2226
Omaha, NE 68103-2226

John David Roven	29,657	Record and	8.80%
Houston, TX 77018-8018		Beneficial

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
Royce Global Select Long/Short Fund
Investment Class

Wendel & Co.	388,345	Record	33.27%
c/o The Bank of New York
Mutual Fund Reorg. Dept.
Wall Street Station
P.O. Box 1066
New York, NY 10268-1066

W. Whitney George	100,263	Record and	8.59%
c/o Royce & Associates LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Pershing LLC	97,242	Record	8.33%
1 Pershing Plaza
Jersey City, NJ 07399-0002

Royce Global Value Fund
Service Class

Charles Schwab & Co., Inc.	1,246,238	Record	19.86%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

UBS WM USA	488,183	Record	7.78%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

National Financial Services	480,587	Record	7.66%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Raymond James	448,641	Record	7.15%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Pershing LLC	440,456	Record	7.02%
P.O. Box 2052
Jersey City, NJ 07303-2052

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
RBC Capital Markets LLC	425,875	Record	6.79%
Mutual Funds Omnibus Processing
Omnibus
Attn: Mutual Funds Ops Manager
510 Marquette Ave S
Minneapolis, MN 55402-1110

Royce Global Value Fund
Investment Class

Morgan Stanley Smith Barney	2,462,367	Record	17.90%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	2,364,702	Record	17.19%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr.
Attn: Mutual Fund Dept. 5th Fl.
New York, NY 10281

Raymond James	2,002,752	Record	14.56%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Charles Schwab & Co. Inc.	1,808,062	Record	13.14%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Genworth Financial Trust Co.	1,614,615	Record	11.74%
FBO Genworth Financial Wealth Mgmt
& Mutual Clients & For the Benefit
Of Other Custodial Clients
3200 N. Central Ave., Fl. 7
Phoenix, AZ 85012-2468

Edward D Jones & Co.	1,601,027	Record	11.64%
Attn: Mutual Fund
Shareholder Accounting
201 Progress Pkwy
Maryland Hts., MO 63043-3009

First Clearing LLC	818,169	Record	5.95%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
Royce Global Value Fund
Consultant Class

Morgan Stanley Smith Barney	471,277	Record	25.11%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	107,023	Record	5.70%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Global Value Fund
K Class

Charles M. Royce	4,296	Record and	100%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

Royce Global Value Fund
R Class

National Financial Services	7,163	Record	62.54%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr.
Attn: Mutual Fund Dept. 5th Fl.
New York, NY 10281

Charles M. Royce	4,290	Record and	37.46%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

Royce European Smaller-
Companies Fund
Service Class

Charles Schwab & Co. Inc.	578,797	Record	32.12%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
National Financial Services	408,470	Record	22.67%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr.
Attn: Mutual Fund Dept. 5th Fl.
New York, NY 10281

TD Ameritrade Inc. for the Exclusive	223,465	Record	12.40%
Benefit of our Customers
P.O. Box 2226
Omaha, NE 68103-2226

Pershing LLC	137,026	Record	7.61%
P.O. Box 2052
Jersey City, NJ 07303-2052

Charles M. Royce	110,456	Record and	6.13%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive
Suite 140
Greenwich, CT 06830-7259

Royce SMid-Cap Value Fund
Service Class

W. Whitney George & Meredith M.	173,163	Record and	18.45%
George JT WROS		Beneficial
c/o Royce & Associates LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Pershing LLC	119,643	Record	12.75%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Svcs. Corp.	115,078	Record	12.26%
FEBO Our Customers
200 Liberty St.
New York, NY10281-1003

Royce Family Investments LLC	100,609	Record and	10.72%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

State Street Bank and Trust Co. Cust.	60,252	Record	6.42%
IRA James T. Stoeffel
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

First Clearing LLC	51,177	Record	5.45%
Special Custody Acct. for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
Charles Schwab & Co. Inc.	49,235	Record	5.25%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Enterprise Select Fund
Investment Class

Royce Family Investments LLC	84,627	Record and	66.68%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

Steve G. McBoyle	10,614	Record and	8.36%
c/o Royce & Associates LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

State Street Bank and Trust Co. CUST	7,306	Record	5.76%
IRA R/O Thomas James Legg
Keymar, MD 21757-9719

State Street Bank and Trust Co. CUST	6,411	Record	5.05%
IRA Peter H. Vandenberg
Milwaukee, WI 53217-4633

Royce International-Smaller
Companies Fund
Service Class

BNY Mellon Investment Servicing Inc.	649,691	Record	28.04%
FBO Primerica Financial Services
760 Moore Road
King of Prussia, PA 19406-1212

National Financial Services FEBO	550,519	Record	23.76%
Our Customers
200 Liberty St., 1 World Fin Ctr.
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281

Royce Family Investments LLC	228,515	Record and	9.86%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

Charles Schwab & Co., Inc.	185,062	Record	7.99%
Special Cust A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
TD Ameritrade Inc.	156,066	Record	6.74%
P.O. Box 2226
Omaha, NE 68103-2226

Royce Focus Value Fund
Service Class

W. Whitney George & Meredith M.	235,207	Record and	38.08%
George JT WROS		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

George U. Wyper	125,230	Record and	20.27%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Charles Schwab & Co., Inc.	68,177	Record	11.04%
Special Cust A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Partners Fund
Service Class

Royce Family Investments LLC	92,450	Record and	51.89%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

Michael Hveem TTEE	35,605	Record and	19.88%
Marilyn J. Royce 2002 Trust		Beneficial
8 Sound Shore Drive
Suite 140
Greenwich, CT 06830-7259

Charles Schwab & Co., Inc.	10,588	Record	5.89%
Special Cust A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
Royce Opportunity Select Fund
Investment Class

Blanche I. Hench &	144,622	Record and	43.24%
William Hench JTWROS		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

National Financial Services	30,769	Record	9.20%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Royce Global Dividend Value Fund
Service Class

Charles Schwab & Co., Inc.	245,297	Record	32.76%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	87,848	Record	11.73%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

LPL Financial	72,923	Record	9.74%
9785 Towne Centre Drive
San Diego, CA 92121-1968

TD Ameritrade Inc. for the Exclusive	68,125	Record	9.10%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Family Investments LLC	66,844	Record and	8.93%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

Pershing LLC	42,128	Record	5.63%
1 Pershing Plaza
Jersey City, NJ 07399-0001

Raymond James	38,286	Record	5.11%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
Royce International Premier Fund
Service Class

Charles Schwab & Co., Inc.	361,904	Record	54.09%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Family Investments LLC	79,424	Record and	11.87%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

George U. Wyper	51,313	Record and	7.67%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

TD Ameritrade Inc. for the Exclusive	51,217	Record	7.65%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

National Financial Services	43,405	Record	6.49%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Royce International Micro-Cap Fund
Service Class

Charles Schwab & Co., Inc.	68,497	Record	12.97%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Charles M. Royce	55,522	Record and	10.51%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

National Financial Services	52,997	Record	10.03%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
Pershing LLC	43,906	Record	8.31%
P.O. Box 2052
Jersey City, NJ 07303-2052

TD Ameritrade Inc. for the Exclusive	42,867	Record	8.11%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

LPL Financial	35,808	Record	6.78%
9785 Towne Centre Drive
San Diego, CA 92121-1968

Cheryl L. Fockler Rev. Trust & Jack	30,459	Record and	5.77%
E. Fockler Jr. TTEES		Beneficial
Cheryl L. Fockler Rev. Trust UA
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Jack E. Fockler Jr. & Cheryl L.	30,459	Record and	5.77%
Fockler Jr. TTEES		Beneficial
Jack E. Fockler Jr. UA
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce Special Equity Multi-Cap Fund
Service Class

National Financial Services	1,042,244	Record	27.04%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Charles Schwab & Co., Inc.	528,429	Record	13.71%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the Exclusive	483,012	Record	12.53%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Vincent Meyer	479,194	Record	12.43%
Les Fils Dreyfus & Cie SA
Banquiers Aeschenvorstadt 16
4002 Basel Switzerland

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares
Pershing LLC	416,270	Record	10.80%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Special Equity Multi-Cap Fund
Investment Class

National Financial Services	2,301,100	Record	66.40%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Special Equity Multi-Cap Fund
Institutional Class

NFS LLC FEBO	1,567,276	Record	53.27%
The Northern Trust Company
P.O. Box 92956
Chicago, IL 60675-0001

NFS LLC FEBO	1,296,489	Record	44.07%
The Northern Trust Company
P.O. Box 92956
Chicago, IL 60675-0001

     As of April 2, 2013, all of the trustees and officers of the Trust as a group beneficially owned the approximate percentage of the outstanding shares of the Funds as indicated in the following table. Except as noted below, the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the Funds and their respective classes.

		Approximate
Fund	Class	Percentage owned
Royce Low-Priced Stock Fund	Investment	1.30%
Royce Heritage Fund	Investment	9.65%
Royce Opportunity Fund	Consultant	4.32%
Royce Opportunity Fund	Institutional	1.29%
Royce Value Fund	Investment	1.74%
Royce Value Fund	Institutional	1.45%
Royce 100 Fund	Investment	6.34%
Royce 100 Fund	R	5.04%
Royce Micro-Cap Discovery Fund	Service	48.67%
Royce Financial Services Fund	Service	11.16%
Royce Dividend Value Fund	Investment	3.24%
Royce Select Fund I	Investment	11.46%
Royce Select Fund II	Investment	47.12%
Royce Global Select Long/Short Fund	Investment	14.53%
Royce Global Value Fund	Service	2.73%
Royce Global Value Fund	Investment	1.49%
Royce Global Value Fund	K	99.97%
Royce Global Value Fund	R	37.48%
Royce European Smaller-Companies Fund	Service	6.83%
Royce SMid-Cap Value Fund	Service	38.19%
Royce Enterprise Select Fund	Investment	77.77%
Royce International Smaller-Companies Fund	Service	11.59%
Royce Focus Value Fund	Service	77.71%
Royce Partners Fund	Service	77.24%
Royce Opportunity Select Fund	Investment	47.29%
Royce Special Equity Multi-Cap Fund	Service	1.33%
Royce Special Equity Multi-Cap Fund	Investment	9.34%
Royce Global Dividend Value Fund	Service	13.57%
Royce International Premier Fund	Service	20.95%
Royce International Micro-Cap Fund	Service	35.01%

INVESTMENT ADVISORY SERVICES

Services Provided by Royce

     As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees with respect to each Fund:

Percentage Per Annum
Fund	of Fund’s Average Net Assets
Royce Pennsylvania Mutual Fund	1.00% of first $50,000,000,
.875% of next $50,000,000 and
.75% of any additional average net assets

Royce Premier Fund	1.00% of first $2,000,000,000,
Royce Total Return Fund	.95% of next $2,000,000,000 and
Royce Heritage Fund	.90% of next $2,000,000,000,
Royce Opportunity Fund	.85% of any additional average net assets
Royce Special Equity Fund
Royce Value Fund

Percentage Per Annum
Fund	of Fund’s Average Net Assets
Royce Value Plus Fund
Royce 100 Fund
Royce Micro-Cap Discovery Fund
Royce Financial Services Fund
Royce Dividend Value Fund
Royce Select Fund I
Royce SMid-Cap Value Fund
Royce Enterprise Select Fund
Royce Focus Value Fund
Royce Partners Fund
Royce Opportunity Select Fund
Royce Special Equity Multi-Cap Fund

Royce Micro-Cap Fund	1.30% of first $2,000,000,000,
Royce International Micro-Cap Fund	1.25% of next $2,000,000,000,
1.20% of next $2,000,000,000 and
1.15% of any additional average net assets

Royce Low-Priced Stock Fund	1.15% of first $2,000,000,000,
1.10% of next $2,000,000,000,
1.05% of next $2,000,000,000 and
1.00% of any additional average net assets

Royce Select Fund II	1.25% of first $2,000,000,000,
Royce Global Select Long/Short Fund	1.20% of next $2,000,000,000,
Royce Global Value Fund	1.15% of next 2,000,000,000 and
Royce European Smaller-Companies Fund	1.10% of any additional average net assets
Royce International Smaller-Companies Fund
Royce Global Dividend Value Fund
Royce International Premier Fund

     Such fees are payable monthly from the assets of the Fund involved and, in the case of Royce Pennsylvania Mutual, Royce Micro-Cap, Royce Premier, Royce Low-Priced Stock, Royce Total Return, Royce Heritage, Royce Opportunity, Royce Special Equity, Royce Value, Royce Value Plus, Royce 100, Royce Dividend Value, Royce Global Value and Royce Special Equity Multi-Cap Funds, are allocated among each of their Classes of shares based on the relative net assets of each class.

     Under such Investment Advisory Agreements, Royce: (i) determines the composition of each Fund’s portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Board; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; and (iii) pays expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

     The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholder reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees’ fees; and brokerage commissions. Please see the section of this Statement of Additional Information entitled, “Administration Agreement” for more information.

     For each of the three years ended December 31, 2010, 2011 and 2012, as applicable, Royce received advisory fees from each Fund (net of any amounts waived by Royce with respect to a Fund) and waived advisory fees payable to it, as follows:

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce
Royce Pennsylvania Mutual Fund
2010	40,852,642	-
2011	45,870,329	-
2012	44,654,744	-

Royce Micro-Cap Fund
2010	15,235,767	-
2011	18,005,072	-
2012	14,763,517	-

Royce Premier Fund
2010	54,303,172	-
2011	66,299,893	-
2012	64,565.815	-

Royce Low-Priced Stock Fund
2010	41,820,890	-
2011	51,564,057	-
2012	41,094,630	-

Royce Total Return Fund
2010	41,294,432	-
2011	45,601,850	-
2012	43,907,098	-

Royce Heritage Fund
2010	2,302,355	-
2011	2,878,362	-
2012	2,713,893	-
Royce Opportunity Fund
2010	18,753,553	-
2011	19,858,141	-
2012	17,728,592	-

Royce Special Equity Fund
2010	16,333,016	-
2011	23,529,465	-
2012	27,559,900	-

Royce Value Fund
2010	15,560,090	-
2011	18,474,164	-
2012	14,921,949	-

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce
Royce Value Plus Fund
2010	30,723,547	-
2011	27,175,703	-
2012	17,718,634	-

Royce 100 Fund
2010	3,302,517	-
2011	4,490,839	-
2012	3,558,074	-

Royce Micro-Cap Discovery Fund
2010	-	30,860
2011	-	37,044
2012	-	40,704

Royce Financial Services Fund
2010	68,967	57,441
2011	107,526	58,616
2012	98,278	59,875

Royce Dividend Value Fund
2010	647,038	-
2011	2,543,632	-
2012	3,467,240	-

Royce Select Fund I
2010	1,155,328	-
2011	817,095	-
2012	-	-

Royce Select Fund II
2010	106,575	-
2011	49,270	-
2012	-	-

Royce Global Select Long/Short Fund
2010	348,036	-
2011	197,280	-
2012	-	-

Royce Global Value Fund
2010	854,770	-
2011	5,095,646	-
2012	3,843,650	-

Royce European Smaller-Companies Fund
2010	33,068	79,498
2011	168,753	79,031
2012	125,570	69,160

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce
Royce SMid-Cap Value Fund
2010	5,756	45,410
2011	57,647	48,417
2012	48,954	60,754

Royce Enterprise Select Fund
2010	7,367	-
2011	14,371	-
2012	9,027	701

Royce International Smaller-Companies Fund
2010	77,942	85,757
2011	166,264	96,901
2012	195,920	-

Royce Focus Value Fund
2010	50,515	16,311
2011	48,628	44,341
2012	26,874	62,935

Royce Partners Fund
2010	-	15,352
2011	-	18,200
2012	-	19,070

Royce Opportunity Select Fund
2010*	61,681	-
2011	22,126	-
2012	29	1,056

Royce Global Dividend Value Fund
2011	-	61,440
2012	5,062	75,284

Royce International Premier Fund
2011**	-	49,164
2012	-	52,466

Royce International Micro-Cap Fund
2011	-	58,863
2012	-	54,549

Royce Special Equity Multi-Cap Fund
2011	60,493	71,032
2012	786,233	26,071

*For the period September 1, 2010 (commencement of operations) to December 31, 2010.
**For the period January 3, 2011 (commencement of operations) to December 31, 2011.

ADMINISTRATION AGREEMENT

     Effective January 1, 2008, the Funds and Royce entered into an Administration Agreement. Under the terms of the Administration Agreement, Royce provides the Funds with, among other things, administrative, professional, compliance and clerical services; necessary personnel, office space and facilities and equipment; preparation of its prospectuses, statements of additional information and proxy statements, shareholders’ reports and notices and other reports and filings made to and with the Securities Exchange Commission and/or other regulators; administering shareholder accounts, handling shareholder relations and such other services as Royce, subject to the Board, shall from time to time determine to be necessary or useful to perform its obligations under the terms of the Administration Agreement. Royce also, on behalf of the Funds, conducts relations with custodians, depositories, transfer agents, dividend disbursing agents, other shareholder servicing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and other such persons in any such other capacity deemed to be necessary or desirable. Royce does not receive a fee under the terms of the Administration Agreement but rather is reimbursed by the Funds on a monthly, or more frequent basis, for any and all costs and expenses that it may incur in providing services under the Administration Agreement, including, without limitation, the costs and expenses relating to necessary personnel, rent, telephone, technology and supplies. In accordance with the Administration Agreement, for the fiscal years ended December 31, 2011 and 2012, Royce received $4,180,065 and $3,989,919, respectively, in reimbursements from the various series of The Royce Fund.

PORTFOLIO MANAGERS

     The following table shows the dollar range of each Fund’s shares owned beneficially and of record by each Fund’s Portfolio Managers, Co-Portfolio Managers and Assistant Portfolio Managers (each, a “Portfolio Manager” and collectively, the “Portfolio Managers”), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. Except as described in the footnotes to the table, information in the table is provided as of December 31, 2012, the Trust’s most recent fiscal year end.

Portfolio Manager Investments in Each Fund

Dollar Range of Fund
	Shares Beneficially	Total Ownership Interest
Name	Owned*	in Fund Shares**
Royce Pennsylvania Mutual Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Micro-Cap Fund
Jenifer L. Taylor (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
W. Whitney George (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Brendan Hartman (Assistant Portfolio Manager)	None	None

Royce Premier Fund
Charles M. Royce (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Dollar Range of Fund
	Shares Beneficially	Total Ownership Interest
Name	Owned*	in Fund Shares**
Royce Low-Priced Stock Fund
W. Whitney George (Portfolio Manager)	Over $1,000,000	Over $1,000,000
James A. Skinner (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
David A. Nadel (Assistant Portfolio Manager)	None	None
James P. Stoeffel (Assistant Portfolio Manager	None	None

Royce Total Return Fund
Charles M. Royce (Lead Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
George Necakov (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Christopher E. Flynn (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Heritage Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
James J. Harvey (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Steven G. McBoyle (Portfolio Manager)	None	None
Christopher D. Clark (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Opportunity Fund
Boniface A. Zaino (Portfolio Manager)	Over $1,000,000	Over $1,000,000
William A. Hench (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Special Equity Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Value Fund
Jay S. Kaplan (Portfolio Manager)	Over $1,000,000	Over $1,000,000
W. Whitney George (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	None	None

Royce Value Plus Fund
James A. Skinner (Portfolio Manager)	Over $1,000,000	Over $1,000,000
W. Whitney George (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Carl Brown (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce 100 Fund
Charles M. Royce (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce Micro-Cap Discovery Fund
George Necakov (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
James J. Harvey (Co-Portfolio Manager)	None	None
Charles M. Royce (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1.000,000

Royce Financial Services Fund
Charles M. Royce (Portfolio Manager)	$500,001 - $1,000,000***	$500,001 - $1,000,000***
Christopher E. Flynn (Assistant Portfolio Manager)	None	None

Dollar Range of Fund
	Shares Beneficially	Total Ownership Interest
Name	Owned*	in Fund Shares**
Royce Dividend Value Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Francis D. Gannon (Assistant Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000
James J. Harvey (Assistant Portfolio Manager)	None	None

Royce Global Value Fund
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
David A. Nadel (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce European Smaller-Companies Fund
David A. Nadel (Lead Portfolio Manager)	$50,001 - $100,000	$100,001 - $500,000
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Mark Rayner (Assistant Portfolio Manager)	None	None

Royce Select Fund I
Lauren A. Romeo (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Charles M. Royce (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Select Fund II
James J. Harvey (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Charles M. Royce (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce Global Select Long/Short Fund
David A. Nadel (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
W. Whitney George (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce SMid-Cap Value Fund
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Steven G. McBoyle (Co-Portfolio Manager)	$1 - $10,000	$10,001 - $50,000

Royce Enterprise Select Fund
Steven G. McBoyle (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Charles M. Royce (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce International Smaller-Companies Fund
David A. Nadel (Lead Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Dilip Badlani (Assistant Portfolio Manager)	None	None

Royce Focus Value Fund
George U. Wyper (Portfolio Manager)	Over $1,000,000	Over $1,000,000
W. Whitney George (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Partners Fund
Charles M. Royce (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Opportunity Select Fund
William A. Hench (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Boniface A. Zaino (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Dollar Range of Fund
	Shares Beneficially	Total Ownership Interest
Name	Owned*	in Fund Shares**

Royce Global Dividend Value Fund
Charles M. Royce (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
David A. Nadel (Assistant Portfolio Manager)	None	None
James J. Harvey (Assistant Portfolio Manager)	None	None

Royce International Premier Fund
David A. Nadel (Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000
George U. Wyper (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce International Micro-Cap Fund
David A. Nadel (Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000
James J. Harvey (Assistant Portfolio Manager)	$1 - $10,000	$1 - $10,000
Jenifer L. Taylor (Assistant Portfolio Manager)	$50,001 - $100,000	$50,001 - $100,000

Royce Special Equity Multi-Cap Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000

___________________________
*This column reflects investments in a Fund’s shares owned directly by a Portfolio Manager or beneficially owned by a Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household. All ownership information is as of December 31, 2012 for those persons who were named Portfolio Managers in the Funds’ prospectus on that date and as of March 31, 2013 for those persons who were not.
**Includes, in addition to amounts reported in the previous column, unvested amounts held as “phantom shares” in the Fund on the Portfolio Manager’s behalf through Royce’s deferred compensation arrangements. All ownership information is as of December 31, 2012 for those persons who were named Portfolio Managers in the Funds’ prospectus on that date and as of March 31, 2013 for those persons who were not.
***The values of Mr. Royce’s above reported Fund share holdings do not include certain accounts for the benefit of members of Mr. Royce’s family over which he exercises investment and voting discretion. Had these accounts been reflected, Mr. Royce’s share holdings in this Fund would be over $1,000,000.

Description of Portfolio Manager Compensation Structure

     Royce seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. All Portfolio Managers, receive from Royce a base salary, Performance-Related Variable Compensation (generally the largest element of each Portfolio Manager’s compensation with the exception of Charles M. Royce and W. Whitney George), Firm-Related Variable Compensation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Portfolio Manager compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine variable compensation. Except as described below, each Portfolio Manager’s compensation consists of the following elements:

-	BASE SALARY. Each Portfolio Manager is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of the particular Portfolio Manager’s experience and responsibilities.

-

PERFORMANCE-RELATED VARIABLE COMPENSATION. Each Portfolio Manager receives quarterly Performance-Related Variable Compensation that is either asset-based, or revenue-based and therefore in part based on the value of the net assets of the account for which he or she is being compensated, determined with reference to each of the registered investment company and other client accounts they are managing. The revenue used to determine the quarterly Performance-Related Variable Compensation received by Charles M. Royce that relates to each of Royce Micro-Cap Trust and Royce Value Trust is performance-based fee revenue. For all Portfolio Managers, other than Boniface A. Zaino, William A. Hench and Charles R. Dreifus, the Performance-Related Variable Compensation applicable to the registered investment company accounts managed by the Portfolio Manager is subject to downward adjustment or elimination based on a combination of 3-year, 5-year and 10-year risk-adjusted pre-tax returns of such accounts relative to all small-cap objective funds with three years of history tracked by Morningstar (as of December 31, 2012 there were 374 such Funds tracked by Morningstar), the 5-year absolute returns of such accounts relative to 5-year U.S. Treasury Notes and absolute returns over the prior full market cycle and current cycle to date vs. the accounts’ benchmark. The Performance-Related Variable Compensation applicable to non-registered investment company accounts managed by a Portfolio Manager is not subject to performance-related adjustment.

     Payment of the Performance-Related Variable Compensation may be deferred, and any amounts deferred are forfeitable, if the Portfolio Manager is terminated by Royce with or without cause or resigns. The amount of the deferred Performance-Related Variable Compensation will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce-managed registered investment company accounts selected by the Portfolio Manager at the beginning of the deferral period. The amount deferred will depend on the Portfolio Manager’s total direct, indirect beneficial and deferred unvested investments in the Royce registered investment company accounts for which he or she is receiving portfolio management compensation.

-	FIRM-RELATED VARIABLE COMPENSATION. Each Portfolio Manager, other than William A. Hench, receives quarterly variable compensation based on Royce’s net revenues.

-

BENEFIT PACKAGE. Each Portfolio Manager also receives benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce’s 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, Portfolio Managers may also receive options to acquire stock in Royce’s parent company, Legg Mason, Inc. Those options typically represent a relatively small portion of a Portfolio Manager’s overall compensation.

     Charles M. Royce and W. Whitney George, in addition to the above-described compensation, also receive variable compensation based on Royce’s retained pre-tax operating profit. This variable compensation, along with the Performance-Related Variable Compensation and Firm-Related Variable Compensation, generally represents the most significant element of Messrs. Royce’s and George’s compensation. A portion of the above-described compensation payable to Mr. Royce relates to his responsibilities as Royce’s Chief Executive Officer, Co-Chief Investment Officer and President of The Royce Funds.

Other Portfolio Manager Accounts

     The following chart contains information regarding all Royce client accounts for which each Portfolio Manager has day-to-day management responsibilities. Information in the chart is as of December 31, 2012 for those persons who were named Portfolio Managers in the Funds’ prospectus on that date and as of March 31, 2013 for those who were not. Accounts are grouped into three categories: (i) registered investment companies, (ii) private pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.

				Number of
				Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based
Charles M. Royce
	Registered investment	17	$19,499,875,298	2	$1,400,971,456
	companies

	Private pooled investment	2	$29,364,308	1	$26,273,484
	vehicles

	Other accounts*	12	$49,378,143	-	-

W. Whitney George
	Registered investment	11	$14,544,212,176	-	-
	companies

	Private pooled investment	5	$1,116,163,365	1	$104,617,204
	vehicles

	Other accounts*	1	$39,529,545	-	-

Boniface A. Zaino
	Registered investment	2	$1,847,064,587	1	-
	companies

	Private pooled investment	3	$695,955,797	1	$19,962,505
	vehicles

	Other accounts*	-	-	-	-

Charles R. Dreifus
	Registered investment	2	$3,037,092,415	-	-
	companies

	Private pooled investment	-	-	-	-
	vehicles

	Other accounts*	8	$410,734,750	-	-

				Number of
				Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based
Jay S. Kaplan
	Registered investment	5	$12,820,945,154	-	-
	companies

	Private pooled investment	-	-	-	-
	vehicles

	Other accounts*	-	-	-	-

James A. Skinner
	Registered investment	2	$4,469,811,797	-	-
	companies

	Private pooled investment	-	-	-	-
	vehicles

	Other accounts*	-	-	-	-

Jenifer L. Taylor
	Registered investment	3	$1,555,575,183	-	-
	companies

	Private pooled investment	1	$7,869,772	-	-
	vehicles

	Other accounts*	-	-	-	-

James J. Harvey
	Registered investment	7	$1,094,373,870	1	$318,544,960
	companies

	Private pooled investment	1	$19,962,505	1	$19,962,505
	vehicles

	Other accounts*	-	-	-	-
George Necakov
	Registered investment	2	$4,437,139,303	-	-
	companies

	Private pooled investment	1	$3,481,316	-	-
	vehicles

	Other accounts*	-	-	-	-

				Number of
				Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based
William A. Hench
	Registered investment	2	$1,847,064,587	-	-
	companies

	Private pooled investment	2	$675,993,292	-	-
	vehicles

	Other accounts*	-	-	-	-

Christopher E. Flynn
	Registered investment	4	$5,850,530,920	2	$1,400,971,456
	companies

	Private pooled investment	-	-	-	-
	vehicles

	Other accounts*	-	-	-	-

Lauren A. Romeo
	Registered investment	6	$15,337,364,036	1	$1,082,426,496
	companies

	Private pooled investment	3	$1,000,255,501	-	-
	vehicles

	Other accounts*	-	-	-	-

David A. Nadel
	Registered investment	9	$4,040,140,374	1	$1,082,426,496
	companies

	Private pooled investment	2	$14,381,484	-	-
	vehicles

	Other accounts*	-	-	-	-

Steven G. McBoyle
	Registered investment	3	$281,743,606	-	-
	companies

	Private pooled investment	-	-	-	-
	vehicles

	Other accounts*	-	-	-	-

Number of
Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based
Carl Brown
	Registered investment	1	$1,452,286,341	-	-
companies

	Private pooled investment	-	-	-	-
vehicles

	Other accounts*	-	-	-	-

Brendan Hartman
	Registered investment	2	$1,498,675,321	-	-
companies

	Private pooled investment	-	-	-	-
vehicles

	Other accounts*	-	-	-	-

James Stoeffel
	Registered investment	1	$2,576,677,293	-	-
companies

	Private pooled investment	-	-	-	-
vehicles

	Other accounts*	-	-	-	-

George U. Wyper
	Registered investment	2	$15,318,856	-	-
companies

	Private pooled investment	1	$8,700,337	-	$8,700,337
vehicles

	Other accounts*	-	-	-	-

Christopher D. Clark
	Registered investment	1	$269,304,442	-	-
companies

	Private pooled investment	-	-	-	-
vehicles

	Other accounts*	-	-	-	-

Number of
Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based
Francis D. Gannon
	Registered investment	1	$394,698,003	-	-
companies

	Private pooled investment	-	-	-	-
vehicles

	Other accounts*	-	-	-	-

Dilip Badlani
	Registered investment	1	$26,985,926	-	-
companies

	Private pooled investment	-	-	-	-
vehicles

	Other accounts*	-	-	-	-

Mark Rayner
	Registered investment	1	$19,188,093	-	-
companies

	Private pooled investment	-	-	-	-
vehicles

	Other accounts*	-	-	-	-

     *Other accounts include all other accounts managed by the Portfolio Manager in either a professional or personal capacity except for personal accounts subject to pre-approval and reporting requirements under the Funds’ Rule 17j-1 Code of Ethics.

Potential Conflicts of Interest

     Each Portfolio Manager’s day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, the Portfolio Manager may have an opportunity to purchase securities of limited availability. In this circumstance, the Portfolio Manager is expected to review each account’s investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his or her managed accounts are treated equitably. The Portfolio Manager may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, the Portfolio Manager will generally combine managed account orders (i.e., enter a “bunched” order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by common Portfolio Managers on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a pre-allocated bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account’s level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account. See also, “Portfolio Transactions” below.

     As described above, there is a revenue-based component of each Portfolio Manager’s Performance-Related Variable Compensation and the Portfolio Managers also receive Firm-Related Variable Compensation based on revenues (adjusted for certain imputed expenses) generated by Royce. In addition, Charles M. Royce and W. Whitney George receive variable compensation based on Royce’s retained pre-tax profits from operations. As a result, the Portfolio Managers may receive a greater relative benefit from activities that increase the value to Royce of the Funds and/or other Royce client accounts, including, but not limited to, increases in sales of Fund shares and assets under management.

     Also, as described above, the Portfolio Managers generally manage more than one client account, including, among others, registered investment company accounts, separate accounts and private pooled accounts managed on behalf of institutions (e.g., pension funds, endowments and foundations) and for high-net-worth individuals. The appearance of a conflict of interest may arise where Royce has an incentive, such as a performance-based management fee (or any other variation in the level of fees payable by Funds or other Royce client accounts to Royce), which relates to the management of one or more Funds or accounts with respect to which the same Portfolio Manager has day-to-day management responsibilities. Except as described below, no Royce Portfolio Manager’s compensation is tied to performance fees earned by Royce for the management of any one client account. Although variable and other compensation derived from Royce revenues or profits is impacted to some extent, the impact is relatively minor given the small percentage of Royce firm assets under management for which Royce receives performance-measured revenue. Notwithstanding the above, the Performance-Related Variable Compensation paid to Charles M. Royce as Portfolio Manager of two registered investment company accounts (Royce Value Trust and Royce Micro-Cap Trust) is based, in part, on performance-based fee revenues. Royce Value Trust and Royce Micro-Cap Trust pay Royce a fulcrum fee that is adjusted up or down depending on the performance of the Fund relative to its benchmark index.

     Finally, conflicts of interest may arise when a Portfolio Manager personally buys, holds or sells securities held or to be purchased or sold for a Fund or other Royce client account or personally buys, holds or sells the shares of one or more of The Royce Funds. To address this, Royce has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests). See “Code of Ethics and Related Matters” below. Royce generally does not permit its Portfolio Managers to purchase small- or micro-cap securities in their personal investment portfolios.

     Royce and The Royce Funds have adopted certain compliance procedures which are designed to address the above-described types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DISTRIBUTION

     The Funds are engaged in a continuous offering of their shares. RFS, a wholly-owned subsidiary of Royce, is the distributor of each Fund’s shares. RFS has its office at 745 Fifth Avenue, New York, New York 10151. It was organized in November 1982 and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

     As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, from the assets of the Fund or share class involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce

Special Equity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s and Royce Global Value Fund’s Consultant Classes’ respective average net assets, .50% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s, Royce 100 Fund’s and Royce Global Value Fund’s R Classes’ respective average net assets, .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s, Royce 100 Fund’s, Royce Micro-Cap Discovery Fund’s, Royce Financial Services Fund’s, Royce Dividend Value Fund’s, Royce Global Value Fund’s, Royce European Smaller-Companies Fund’s, Royce SMid-Cap Value Fund’s, Royce International Smaller-Companies Fund’s, Royce Focus Value Fund’s, Royce Partners Fund’s, Royce Global Dividend Value Fund’s, Royce International Premier Fund’s, Royce International Micro-Cap Fund’s and Royce Special Equity Multi-Cap Fund’s Service Classes’ respective average net assets and .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s, Royce 100 Fund’s and Royce Global Value Fund’s K Classes’ respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. RFS is also entitled to the proceeds of any contingent deferred sales charges (“CDSC”) that may be imposed on Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s and Royce Global Value Fund’s Consultant Class shares redeemed less than 365 days from the date of their purchase. Shareholders do not pay a CDSC on exchanges between Consultant Class shares of the Funds; shares acquired through reinvestment of distributions; and shares held for 365 days or longer. The CDSC will generally be waived for: participants in automatic investment or withdrawal plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; and omnibus or similar account customers of pre-approved broker-dealers and other institutions. These exemptions may not be available to investors who hold Consultant Class shares through certain broker-dealers and other financial intermediaries. Please contact your financial adviser for more information on CDSC waivers. None of the Funds’ Investment Classes, W Class or Institutional Classes are obligated to pay any fees to RFS under the Distribution Agreement.

     Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds’ prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of filing for sales of its shares under the securities laws of the various states.

     The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. Such distribution fee is paid to RFS regardless of whether expenses were incurred under the Plan. As required by Rule 12b-1 under the 1940 Act, the shareholders of each Fund or class of shares that remains covered by the Plan and the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (which also approved the Distribution Agreement pursuant to which the distribution fees are paid) approved the Plan.

     The Plan may be terminated as to any Fund or class of shares: (i) by the vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or (ii) by the vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Trustees, including a majority of the non-interested Trustees, as described above, may amend the Plan.

     The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days’ written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it.

     The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) by the vote of a majority of the entire Board.

     While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

     For the fiscal year ended December 31, 2012, RFS received distribution fees from the Funds as follows:

	Net	Distribution
	Distribution	Fees
	Fees	Waived
Royce Pennsylvania Mutual Fund - Service Class	$1,094,517	-
Royce Pennsylvania Mutual Fund - Consultant Class	6,673,158	-
Royce Pennsylvania Mutual Fund - R Class	144,883	-
Royce Pennsylvania Mutual Fund - K Class	19,302	-
Royce Micro-Cap Fund - Service Class	324,182	-
Royce Micro-Cap Fund - Consultant Class	1,313,778	-
Royce Premier Fund - Service Class	1,497,498	62,396
Royce Premier Fund - Consultant Class	614,809	-
Royce Premier Fund - R Class	141,573	-
Royce Premier Fund - K Class	25,080	-
Royce Low-Priced Stock Fund - Service Class	5,656,380	-
Royce Low-Priced Stock Fund - R Class	33,816	-
Royce Low-Priced Stock Fund - K Class	20,195	-
Royce Total Return Fund - Service Class	724,394	-
Royce Total Return Fund - Consultant Class	3,322,764	-
Royce Total Return Fund - R Class	217,107	-
Royce Total Return Fund - K Class	476,410	-
Royce Heritage Fund - Service Class	519,675	21,653
Royce Heritage Fund - Consultant Class	138,840	-
Royce Heritage Fund - R Class	24,022	-
Royce Heritage Fund - K Class	16,167	-
Royce Opportunity Fund - Service Class	438,762	-
Royce Opportunity Fund - Consultant Class	123,410	-
Royce Opportunity Fund - R Class	23,251	-

	Net	Distribution
	Distribution	Fees
	Fees	Waived
Royce Opportunity Fund - K Class	19,185	-
Royce Special Equity Fund - Service Class	615,956	-
Royce Special Equity Fund - Consultant Class	562,007	-
Royce Value Fund - Service Class	2,454,125	-
Royce Value Fund - Consultant Class	362,987	-
Royce Value Fund - R Class	188,974	-
Royce Value Fund - K Class	43,185	-
Royce Value Plus Fund - Service Class	2,984,615	124,359
Royce Value Plus Fund - Consultant Class	205,081	-
Royce Value Plus Fund - R Class	6,599	-
Royce Value Plus Fund - K Class	1,344	-
Royce 100 Fund - Service Class	587,442	111,894
Royce 100 Fund - R Class	19,362	-
Royce 100 Fund - K Class	10,686	-
Royce Select Fund I	-	-
Royce Micro-Cap Discovery Fund - Service Class	10,176	-
Royce Financial Services Fund - Service Class	39,538	-
Royce Select Fund II	-	-
Royce Global Select Long/Short Fund	-	-
Royce Dividend Value Fund - Service Class	534,815	46,506
Royce Global Value Fund - Service Class	291,040	-
Royce Global Value Fund - Consultant Class	218,132	-
Royce Global Value Fund – R Class	238	-
Royce Global Value Fund – K Class	77	-
Royce European Smaller-Companies Fund - Service Class	38,946	-
Royce Enterprise Select Fund -	9,027	701
Royce SMid-Cap Value Fund - Service Class	27,427	-
Royce International Smaller-Companies Fund - Service Class	60,357	-
Royce Focus Value Fund - Service Class	22,452	-
Royce Partners Fund - Service Class	4,768	-
Royce Opportunity Select Fund -	29	1,056
Royce Global Dividend Value Fund - Service Class	16,069	-
Royce International Premier Fund - Service Class	9,234	1,259
Royce International Micro-Cap Fund - Service Class	10,070	420
Royce Special Equity Multi-Cap Fund - Service Class	90,330	17,205

     For the fiscal year ended December 31, 2012, all of the amounts paid by the Funds under their Distribution Plans ($33,275,405) were paid to RFS. RFS used such distribution fees primarily for (i) compensation to broker-dealers and other financial intermediaries, (ii) printing expenses and (iii) state registration fees for RFS. There were no unreimbursed expenses incurred during fiscal year ended December 31, 2012 that are being carried over to future years and the Funds do not participate in any joint distribution activities with another series or investment company. No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

     Under the Rules of Fair Practice of FINRA, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

     Shares of the Funds may be held by certain financial intermediaries for the benefit of their customers. In such instances, some or all of the recordkeeping for these accounts may be performed by such financial intermediaries and the Funds may not have to maintain accounts for the customers of the financial intermediaries who have invested in the Funds. RFS and/or Royce may make payments to financial intermediaries that provide the opportunity to distribute the Funds through their sales personnel, provide access to their selling personnel or branch offices, introduce investors to the Funds and/or for recordkeeping/administrative services. In addition, the Trust’s Board of Trustees has authorized the Funds to compensate financial intermediaries to the extent the services such parties render to a Fund are nondistribution related recordkeeping, account maintenance or other shareholder services.

     As noted above, Royce makes payments from its own resources for distribution and/or administrative services related to the Funds to certain financial intermediaries. As of December 31, 2012, the financial intermediaries that Royce anticipates will receive payments from Royce’s own resources include:

ACS HR Retirement Solutions, LLC	Hartford Life	Pershing LLC
ADP Broker-Dealer Inc.	Hartford Securities	Princor Financial Services
AIG Retirement	ING	Principal Life
Ascensus	ING Life	Prudential Retirement
CDM Retirement Consultants	Legg Mason	Reliance Trust Company
CPI Qualified Plan Consultants	Mass Mutual Life Insurance	Sammons (Midland)
Daily Access Corp.	Matrix Settlement & Clearance	Schwab Brokerage
Services
Expertplan, Inc.	Merrill Lynch Retirement Group	TIAA-CREF
Fidelity Brokerage	Mid-Atlantic Corp.	T. Rowe Price
Fidelity Investments	Morgan Stanley Smith Barney	Wells Fargo
Great West Life	Nationwide Investment Services	Wilmington Trust
Hand Benefit	New York Life Benefit Services

CUSTODIAN

     State Street Bank and Trust Company (“State Street”) is the custodian for the securities, cash and other assets of each Fund but it does not participate in any Fund’s investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street’s main office is at John Adams Building, 2 North, 1776 Heritage Drive, North Quincy, MA 02171.

     State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records and also provides certain shareholder services.

TRANSFER AGENT

     Boston Financial Data Services, Inc. (“BFDS”) is the transfer agent and dividend disbursing agent for each Fund’s shares, but it does not participate in any Fund’s investment decisions. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by BFDS at 330 W. 9th Street, Kansas City, Missouri 64105.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, whose address is 100 East Pratt Street, Suite 1900, Baltimore, MD 21202-1096, is the Trust’s independent registered public accounting firm, providing audit services, tax return preparation and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

PORTFOLIO TRANSACTIONS

     Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund’s portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker is capable of obtaining the best execution for the security involved in the transaction. Best execution is comprised of several factors, including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained.

     In addition to considering a broker’s execution capability, Royce generally considers the research and brokerage services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Royce may use commission dollars generated by agency transactions for the Funds and its other client accounts to pay for such services. Research services that may be paid for in this way assist Royce in carrying out its investment decision-making responsibilities. They may include general economic research, market and statistical information, industry and technical research, strategy and company research, advice as to the availability of securities or purchasers or sellers of a particular security, research related to performance measurement, and may be written or oral. Brokerage services that may be paid for in this way include effecting securities transactions and incidental functions such as clearance, settlement and custody.

     Royce is authorized, in accordance with Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreements with the Trust, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services. Royce determines the overall reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce’s overall responsibilities with respect to its accounts. Liquidity rebates and payments for order flow are not considered by Royce to be significant factors when selecting brokers and setting broker commission rates.

     Research and brokerage services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts, and Royce may not use all of such services in connection with the Trust or any one of its Funds. Moreover, Royce’s receipt of these services does not reduce the investment advisory fees payable to Royce, even though Royce might otherwise be required to purchase some of them for cash. Royce may, therefore, be viewed as having a conflict of interest relating to its obtaining such research services with Fund and other client account commission dollars.

     In some cases Royce may receive a service from a broker that has both a “research/brokerage” and a “non-research/non-brokerage” use. When this occurs, Royce makes a good faith allocation between the research/brokerage and non-research/non-brokerage use of the service. Only the portion of the service that is used for research/brokerage purposes may be paid for with commission dollars.

     Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds’ shares, and Royce and/or RFS may separately compensate them for doing so. Such brokerage business is placed on the basis of brokerage and research services provided by the firm and is not based on any sales of the shares of the Funds. RFS does not effect portfolio security transactions for the Funds or others.

     Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. Royce generally effects such purchases and sales of the same security pursuant to Royce’s Trade Allocation Guidelines and Procedures. Although Royce’s portfolio managers generally pre-allocate the majority of Royce’s purchase or sale orders to one or more of its client accounts, under such Guidelines and Procedures, Royce may place and execute unallocated orders with broker-dealers during the trading day and then allocate the securities purchased or sold in such transactions to one or more of Royce’s accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it believes should result in fair and equitable treatment to those of its accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund. In addition, on a limited, infrequent basis, and in accordance with its written procedures, Royce may change initial allocations from one Royce client account to another when: (i) it is determined that a security is unsuitable or inappropriate for a particular Royce client account in the original allocation; (ii) there is a lack of cash in a Royce client account to whom a security is initially allocated; (iii) there is a client-imposed restriction on the purchase of the security being allocated; or (iv) the portfolio manager has decided to change his initial allocation for some other reason.

     From time to time, one or more of Royce’s portfolio managers may sell short or purchase long a security for the client accounts that he manages even though one or more other portfolio managers may have or acquire an opposite position in this same security for the client accounts that they manage. In addition, from time to time, two portfolio managers with independent investment discretion over separate portions of a single Fund’s portfolio may place opposite direction trades for that Fund in the same security on the same day or within a short period of time of one another. Although Royce has taken certain steps designed to minimize the circumstances under which this will occur, it nevertheless could result in adverse tax consequences to the Fund’s taxable shareholders.

     During each of the three years ended December 31, 2010, 2011 and 2012, the Funds paid brokerage commissions as follows:

Fund	2010	2011	2012
Royce Pennsylvania Mutual Fund	$4,587,438	$4,157,187	$4,660,544
Royce Micro-Cap Fund	2,693,070	3,223,074	1,786,472
Royce Premier Fund	1,435,949	2,307,797	1,248,850
Royce Low-Priced Stock Fund	4,857,738	4,420,102	3,572,735

Fund	2010	2011	2012
Royce Total Return Fund	1,923,758	2,451,074	2,329,860
Royce Heritage Fund	599,671	523,763	319,338
Royce Opportunity Fund	5,378,998	4,799,623	4,202,196
Royce Special Equity Fund	1,867,205	2,110,616	1,529,187,763
Royce Value Fund	2,145,031	1,708,323	1,636,688
Royce Value Plus Fund	8,622,984	6,697,441	3,951,286
Royce 100 Fund	413,530	305,745	256,912
Royce Micro-Cap Discovery Fund	15,483	17,967	23,149
Royce Financial Services Fund	9,866	20,450	15,399
Royce Dividend Value Fund	213,410	303,989	387,051
Royce Select Fund I	99,475	112,079	77,613
Royce Select Fund II	26,580	35,461	16,924
Royce Global Select Long/Short Fund	37,475	68,318	76,804
Royce Global Value Fund	265,668	1,673,852	527,012
Royce European Smaller-Companies Fund	19,445	41,847	19,234
Royce SMid-Cap Value Fund	25,276	23,720	16,359
Royce Enterprise Select Fund	4,789	3,067	2,617
Royce International Smaller-Companies Fund	45,349	51,895	53,347
Royce Focus Value Fund*	16,232	8,727	11,153
Royce Partners Fund	2,746	2,255	1,760
Royce Opportunity Select Fund**	13,295	28,763	18,016
Royce Global Dividend Value Fund***	-	18,357	9,609
Royce International Premier Fund***	-	17,393	19,311
Royce International Micro-Cap Fund***	-	38,554	16,653
Royce Special Equity Multi-Cap Fund***	-	11,994	32,759

___________________________
*Commenced operations on January 4, 2010
**Commenced operations on September 1, 2010
***Commenced operations on January 3, 2011

     For the year ended December 31, 2012, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

	Aggregate Amount of	Commissions
	Brokerage Transactions	Paid For Such
Fund	Having a Research Component	Transactions
Royce Pennsylvania Mutual Fund	$2,617,498,020	$4,517,565
Royce Micro-Cap Fund	491,353,432	1,707,504
Royce Premier Fund	1,033,814,496	1,214,400
Royce Low-Priced Stock Fund	1,274,169,760	3,481,151
Royce Total Return Fund	1,522,495,397	2,219,693
Royce Heritage Fund	201,110,343	311,806

	Aggregate Amount of	Commissions
	Brokerage Transactions	Paid For Such
Fund	Having a Research Component	Transactions
Royce Opportunity Fund	1,182,105,916	4,059,182
Royce Special Equity Fund	1,528,187,763	2,526,904
Royce Value Fund	1,059,352,610	1,617,185
Royce Value Plus Fund	1,625,608,461	3,793,467
Royce 100 Fund	181,292,674	256,912
Royce Micro-Cap Discovery Fund	6,724,573	22,680
Royce Financial Services Fund	6,428,325	14,510
Royce Dividend Value Fund	220,322,858	379,023
Royce Select Fund I	42,845,611	73,863
Royce Select Fund II	7,819,653	16,603
Royce Global Select Long/Short Fund	37,581,266	76,449
Royce Global Value Fund	211,839,755	525,997
Royce European Smaller-Companies Fund	9,561,661	19,234
Royce SMid-Cap Value Fund	9,947,107	16,259
Royce Enterprise Select Fund	2,296,237	2,572
Royce International Smaller-Companies Fund	21,284,894	53,347
Royce Focus Value Fund	3,801,616	11,077
Royce Partners Fund	772,466	1,630
Royce Opportunity Select Fund	7,511,068	16,930
Royce Global Dividend Value Fund	4,363,798	9,413
Royce International Premier Fund	9,382,348	19,311
Royce International Micro-Cap Fund	5,056,664	16,653
Royce Special Equity Multi-Cap Fund	8,317,966	13,081

     As of December 31, 2012, the aggregate values of the securities of regular broker-dealers purchased by a Fund during the year ended December 31, 2012 were as follows:

Issuer	Fund(s)	Value
Jefferies Group, Inc.	Royce Financial Services Fund	$224,697

Raymond James Financial, Inc.	Royce Total Return Fund	$23,038,050
	Royce Value Plus Fund	21,307,090
	Royce Financial Services Fund	224,697
	Royce Dividend Value Fund	300,534

State Street Corporation	Royce Dividend Value Fund	$3,342,411
	Royce Heritage Fund	1,457,310
	Royce Financial Services Fund	399,585
	Royce Partners Fund	51,711

CODE OF ETHICS AND RELATED MATTERS

     Royce, RFS and The Royce Funds have adopted a Code of Ethics under which directors (other than non-management directors), officers and employees of Royce and RFS (“Royce-related persons”) and interested trustees/directors, officers and employees of The Royce Funds are generally prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce account. The Code of Ethics permits such persons to engage in other personal securities transactions if: (i) the securities involved are certain debt securities, money market instruments/funds, shares of non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic investment plan, including among other things, dividend reinvestment plans or employee-approved automatic payroll-deduction cash purchase plans; (ii) the transactions are either non-volitional or are effected in an account over which such person has no direct or indirect influence or control; or (iii) they first obtain permission to trade from Royce’s Compliance Officer and either an executive officer or Senior Portfolio Manager of Royce. The Code contains standards for the granting of such permission, and permission to trade will usually be granted only in accordance with such standards.

     Royce’s clients include several private investment companies in which Royce, Royce-related persons and/or other Legg Mason affiliates have (and, therefore, may be deemed to beneficially own) a share of up to 15% of the company’s realized and unrealized net capital gains from securities transactions, but less than 25% of the company’s equity interests. The Code of Ethics does not restrict transactions effected by Royce for such private investment company accounts, and transactions for such accounts are subject to Royce’s allocation policies and procedures. See “Portfolio Transactions”.

     As of March 31, 2013, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of over $165 million, and such persons beneficially owned equity interests in Royce-related private investment companies totaling approximately $8 million.

PROXY VOTING POLICIES AND PROCEDURES

     Royce has adopted written proxy voting policies and procedures (the “Proxy Voting Procedures”) for itself, the Funds and all The Royce Funds and clients accounts for which Royce is responsible for voting proxies. (A copy of the Proxy Voting Procedures is attached to this Statement of Additional Information as Exhibit A). The Board has delegated all proxy voting decisions to Royce. In voting proxies, Royce is guided by general fiduciary principles. Royce’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

     Royce personnel are responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. Royce divides proxies into “regularly recurring” and “non-regularly recurring” matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Regularly recurring matters are generally voted as recommended by the issuer’s board of directors or management. Non-regularly recurring matters are brought to the attention of portfolio manager(s) for the applicable account(s) and, after giving consideration to advisories provided by an independent third party research firm, the portfolio manager(s) directs that such matters be voted in a way that he believes should better protect or enhance the value of the investment. If the portfolio manager determines that information relating to a proxy requires additional analysis, is missing, or is incomplete, the portfolio manager will give the proxy to an analyst or another portfolio manager for review and analysis. Under certain circumstances, Royce may vote against a proposal from the issuer’s board of directors or management. Royce’s portfolio managers decide these issues on a case-by-case basis. A Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client’s best interest to vote.

     There may be circumstances where Royce may not be able to vote proxies in a timely manner, including, but not limited to: (i) when certain securities are out on loan at the time of a record date; (ii) when administrative or operational constraints impede the ability to cast a timely vote, such as late receipt of proxy voting information; and/or (iii) when systems, administrative or processing errors occur (including errors by Royce or third party vendors).

     In furtherance of Royce’s goal to vote proxies in the best interests of its client, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce’s interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request, by calling the Trust toll-free at (800) 221-4268 and on the SEC’s Internet site at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

     The Board has adopted the following policy and procedures with respect to the disclosure of portfolio holdings:

     It is the policy of the Funds to prevent the selective disclosure of non-public information concerning Fund portfolio holdings. Unless specifically authorized by The Royce Fund’s Chief Compliance Officer, no non-public portfolio holdings information for any Fund may be provided to anyone except in accordance with the following Policy and Procedures.

Public Disclosure of Portfolio Holdings

     No earlier than 15 days after the end of each calendar quarter, the Funds’ most recent complete quarter-end schedules of portfolio holdings will be posted on the Funds’ website. Such disclosure will remain accessible on the Funds’ website until the posting of the portfolio holdings schedules for the next succeeding calendar quarter-end. The Funds also distribute complete portfolio holdings information to their shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Funds’ website www.roycefunds.com. Finally, complete portfolio holdings information is filed with the Securities and Exchange Commission on Form N-Q as of the close of the Funds’ first and third quarters of the fiscal years. The Funds’ Form N-Q filings are available on the website of the Securities and Exchange Commission at http://www.sec.gov.

     All other portfolio holdings information must first be posted on the Funds’ website before it is provided to anyone. Complete or partial portfolio holdings information may, therefore, be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, only if such information is based on the latest holdings information publicly available on the Funds’ website.

Non-Public Dissemination of Portfolio Holdings Information

     From time to time, portfolio holdings information that is not publicly available may be required by the Fund’s service providers or other third parties in order to perform various services for the Funds, including, but not limited to, custodian services, pricing services, auditing, printing, legal, compliance, software support, proxy voting support and providing ratings for a Fund. Such persons may be provided with information more current than the latest publicly-available portfolio holdings only if: (i) more current information is necessary in order for the third party to complete its task and (ii) the third party has agreed in writing to keep the information confidential and to not use the information to trade securities. Non-public dissemination to a Fund service provider must be authorized by Royce’s Chief Operating Officer, Royce’s General Counsel or the Trust’s Chief Compliance Officer only after it is determined that such dissemination serves a legitimate business purpose in the best interest of shareholders.

     At the present time, the Trust has ongoing arrangements with the following service providers to provide them with non-public portfolio holdings information with respect to the Funds:

State Street Bank and Trust Company - Information is provided daily with no time lag.
PricewaterhouseCoopers LLP - Information is provided as needed with no time lag.
Sidley Austin, LLP - Information is provided with Board materials with a time lag of less than one week to ten weeks, and may be provided at other times as needed.
Glass Lewis & Co. - Information is provided daily with no time lag.
Broadridge Financial Solutions, Inc. – Information is provided daily with no time lag
Allied Printing Services, Inc. - Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Liebowitz Communications - Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Automated Securities Clearance, LLC - Information is provided daily with no time lag.

     Certain administrative employees of Legg Mason, Inc., Royce’s parent company, regularly have access to the Funds’ portfolio holdings. All portfolio holdings information given to these employees is subject to the Legg Mason, Inc. Code of Conduct, which has been distributed to all such employees and prohibits the disclosure of confidential information.

     Additionally, the Funds may occasionally reveal certain of their current portfolio securities to broker-dealers in connection with their executing securities transactions on behalf of the Funds. In such cases, the Funds do not enter into formal confidentiality agreements with the broker-dealers. Also, the Board, Trust officers, and certain Royce employees, including fund accounting, legal, compliance, marketing, administrative and systems personnel have access to the Funds’ portfolio holdings information prior to the time it is made public. All such persons are required by the Funds and Royce to keep such information confidential.

     Incidental information about the portfolio holdings of the Funds (including information that a Fund no longer holds a particular security) may be provided to third parties when the extent of the information and its timeliness are such that it cannot reasonably be seen to give the recipient an advantage in trading Fund shares or to in any other way harm the Fund or its shareholders. However, information about a security holding may not be released if, in Royce’s judgment, it could be seen to interfere with the current or future purchase or sale activities of a Fund. In this respect, information about intended or ongoing transactions may not be released.

     General information about a Fund’s portfolio securities holdings (not including the holdings themselves) that is derived from its holdings (that have or have not been publicly released) that do not reveal portfolio holdings are not subject to the Policy and Procedures. This would include such characteristics of a Fund as portfolio volatility, median capitalization, percentages of international and domestic securities or sector allocations.

     Notwithstanding the above, no person is authorized under the Policy and Procedures to make a disclosure that is unlawful under the anti-fraud provisions of the Federal securities laws (as defined in Rule 38a-1 under the 1940 Act).

     Nothing contained in the Policy and Procedures is intended to prevent the disclosure of portfolio holdings information as required by applicable law. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law (such as Form N-Q and/or Schedules 13D, 13G and 13F), respond to requests from regulators, and comply with valid subpoenas. On an annual basis, The Royce Fund’s Chief Compliance Officer will report to the Board on the operation and effectiveness of the Policy and Procedures.

Prohibitions on Receipt of Compensation or Other Compensation

     The Policies and Procedures prohibit the Funds, Royce and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of the Funds’ portfolio securities holdings or other investment positions. “Consideration” includes any agreement to maintain assets in a Fund or in any other investment company or account managed by Royce or by any of its affiliated persons.

PRICING OF SHARES BEING OFFERED

     The purchase and redemption price of each Fund’s shares is based on the relevant Fund’s current net asset value per share. See “Net Asset Value Per Share” in the Funds’ Prospectuses.

     As set forth under “Net Asset Value Per Share”, State Street determines each Fund’s net asset value per share as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. Eastern Time), on each day that the Exchange is open. The Exchange ordinarily is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The Funds have authorized one or more financial intermediaries to receive purchase and redemption orders on their behalf. Such financial intermediaries may be authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a financial intermediary’s authorized designee, receives the order. Such orders will be priced at the Funds’ net asset value next computed after they are received by an authorized financial intermediary or the financial intermediary’s authorized designee and accepted by the Fund.

REDEMPTIONS IN KIND

     Conditions may arise in the future which would, in the judgment of the Board or Royce, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust is obligated to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Fund’s net assets if that is less) in any 90-day period. Royce would select the securities delivered in payment of redemptions in accordance with the Trust’s redemption in kind procedures, valued at the same value assigned to them in computing the Fund’s net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

APPLICATION OF FREQUENT TRADING POLICY TO CERTAIN INVESTORS

     As described in the Prospectus, under the Trust’s frequent trading policy, the Funds may, in certain circumstances, reject an investor’s purchase or exchange of Fund shares, or impose a redemption fee. Upon implementation of Rule 22c-2 under the 1940 Act, a Fund will not permit investors to purchase shares through certain intermediaries, including brokers, that do not have shareholder information agreements with either the Trust or RFS, acting on behalf of the Trust. Such shareholder information agreements are intended to help identify investors who engage in excessive trading through intermediaries. The Funds may elect to treat an intermediary that has no shareholder information agreement concerning the Funds as an individual investor with respect to the frequent trading policy. If the Funds make this election, they will not, with respect to the frequent trading policy, consider any individual order to transact Fund shares that an investor has submitted to the intermediary, but will instead consider only single transactions submitted by the intermediary. Depending in part on an investor’s relationship with the intermediary, this may have adverse consequences to the investor, such as the rejection of a transaction in Fund shares or the imposition of a fee, that would not be borne by other investors who deal with the Funds directly or through a different intermediary.

TAXATION

     Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income, the amount of its distributions and the diversification of its assets.

     If it so qualifies, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

     The Code imposes a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund’s actual taxable year ending December 31, if elected) and (iii) any income realized but not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

     Each Fund maintains accounts and calculates income by reference to the U.S. dollar for Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund’s distributable income and capital gains for Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund’s investments in foreign securities, such regulations could restrict that Fund’s ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund’s ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

     Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund’s cash available for distribution to shareholders. Shareholders of certain Funds that invest more than 50% of the value of their assets at the close of a taxable year in foreign securities may be able to claim Federal tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. A foreign tax credit may be claimed with respect to withholding tax on payments with respect to a security only if the holder of the security meets certain holding period requirements. Both the shareholder and the Fund must meet these holding period requirements, and if the Fund fails to do so, it will not be able to “pass through” to its shareholders the ability to claim a credit or a deduction for the foreign taxes paid by the Fund. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate share of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate shares in computing taxable income or, alternatively, if they have satisfied the holding period requirement, use them as foreign tax credits against their U.S. income taxes. A Fund will report annually to its shareholders the amount per year of such foreign taxes and other information needed to claim the foreign tax credit. It is currently anticipated that only Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund will be eligible to elect to “pass through” such taxes to their shareholders in this manner.

     If a Fund invests in stock of a so-called passive foreign investment company (“PFIC”), the Fund may be subject to Federal income tax on a portion of any “excess distribution” with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such year, and the tax would be further increased by an interest charge. The Fund would include in its investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, this amount would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. The Fund may make certain elections to mitigate the effect of these rules.

     As of December 31, 2012, the following Funds had capital loss carryforwards:

	Capital Loss	Capital Loss	Capital Loss	Capital Loss
	Carryforward to	Carryforward to	Carryforward to	Carryforward
	12/31/16	12/31/17	12/31/18	with no Expiration

Royce Value Plus Fund	-	$(90,329,111)	-	-
Royce Micro-Cap Discovery Fund	-	(276,611)	$(3,753)	-
Royce Financial Services Fund	-	(473,820)	-	-
Royce Global Value Fund	-	(7,981,106)	-	-
Royce European Smaller-Companies Fund	(316,206)	(1,537,904)	-	-
Royce SMid-Cap Value Fund	(1,794,610)	(3,870,118)	-	-
Royce International Micro-Cap Fund	-	-	-	-

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

     Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement when a Fund recognizes non-cash “phantom” income and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

     Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by a Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

     Certain Funds may invest in derivative contracts such as swap agreements. The Federal income tax treatment of a derivative contract may not be as favorable as a direct investment in the underlying security and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, the tax treatment of derivative contracts, such as swap agreements, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (the “IRS”). If such future guidance limits the Fund’s ability to use derivatives, the Fund may have to find other ways of achieving its investment objectives.

Distributions

     The following discussions are limited to the Federal income tax consequences relevant to U.S. shareholders. As used herein, a U.S. shareholder is a beneficial owner of shares that, for Federal income tax purposes, is: (i) a citizen or resident (as defined in the Code) of the United States; (ii) a corporation (or entity taxable as a corporation for U.S. federal income tax purposes) organized under the laws of the United States, any state or the District of Columbia; (iii) an estate, the income of which is subject to U.S. federal income tax regardless of source; or (iv) a trust with respect to which a court within the United States is able to exercise primary jurisdiction over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all substantial decisions, or a trust that was treated as a domestic trust under the law in effect before 1997 that has properly elected to continue to be treated as a domestic trust.

     For Federal income tax purposes, distributions by each Fund, whether received in cash or reinvested in additional shares, from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, which generally cannot be offset by capital losses. Distributions of “qualified dividend income” to non-corporate shareholders are taxable at a maximum marginal federal income tax rate of 20%. A distribution from a Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic and certain foreign corporations, provided that the Fund satisfies certain holding period requirements with respect to the security paying the dividend. In addition, the non-corporate shareholder must also satisfy certain holding period requirements with respect to its Fund shares in order to qualify for these preferential rates. For corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income, provided the shareholder satisfies certain holding period requirements with respect to its Fund shares. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder’s alternative minimum taxable income.)

     So long as a Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable as long-term capital gain, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions by a Fund, although fully includible in income, currently are taxed at a maximum marginal federal income tax rate of 20%.

     A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends, and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates.

     Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder’s basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder’s basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

     A distribution is treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund’s taxable year may be “spilled back” and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

     Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate a small portion of its distributions as “excess inclusion income.” Such excess inclusion income may: (i) constitute taxable income, as “unrelated business taxable income” (“UBTI”), for those shareholders which would otherwise be tax-exempt, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset against net operating losses for tax purposes; and (iii) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

     Each Fund will send written notices to shareholders regarding the amount and federal income tax status of all distributions made by the Fund during each calendar year.

     A Fund is also generally required by law to report to each shareholder and to the IRS cost basis information for shares of the Fund acquired on or after January 1, 2012, and sold or redeemed after that date. This information includes the adjusted cost basis of the shares, the gross proceeds from disposition, and whether the gain or loss is long-term or short-term. The adjusted cost basis of shares will be based on the default cost basis reporting method selected by the Fund, unless a shareholder, before the sale or redemption, informs the Fund that it has selected a different IRS-accepted method offered by the Fund. There requirements, however, will not apply for investments through an IRA or other tax-advantaged account. Shareholders should consult their tax advisors to determine the best cost basis method for their tax situation, and to obtain more information about how these new cost basis reporting requirements apply to them. For shares of a Fund acquired before January 1, 2012, these new requirements will not apply, but the Fund will continue to report to the IRS the gross proceeds received by a shareholder from the sale or redemption of such shares.

Back-up Withholding/Withholding Tax

     Under the Code, certain non-corporate shareholders may be subject to back-up withholding taxes on reportable dividends, capital gains distributions and redemption payments (“back-up withholding”). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. In addition, the IRS requires the Fund to withhold from distributions to any shareholder who does not certify to the Fund that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor’s taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

Timing of Purchases and Distributions

     At the time of an investor’s purchase, a Fund’s net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.

Sales, Redemptions or Exchanges of Shares

     Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted tax basis of the shares and the amount realized on the sale or exchange. A shareholder’s tax basis in Fund shares received as a dividend will equal the total dollar amount of the dividend paid to the shareholder. Capital gains for non-corporate shareholders will be taxed at the preferential tax rates applicable to long-term capital gains if the shares were held for more than 12 months, and otherwise will be taxed at regular income tax rates if the shares were held for 12 months or less. Shares received as a dividend will have a new holding period (for tax purposes) beginning on the day following the day on which the shares are credited to the shareholder’s account. The IRS will disallow a loss to the extent that the shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the amount of the disallowed loss will increase the basis of the shares acquired. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. A shareholder’s exchange of shares between Funds will be treated for tax purposes as a sale of the Fund shares surrendered in the exchange, and may result in the shareholder’s recognizing a taxable gain or loss.

* * *

     The foregoing relates to Federal income taxation. Changes in Federal income tax law occurring after the date of this Statement of Additional Information may be retroactive and may significantly affect the Federal income tax matter addressed above.

     An investment in a Fund may have consequences under state and local tax law, about which investors are urged to consult their own tax advisers.

Royce Heritage Fund

     Gift Taxes

     An investment in Royce Heritage Fund though a GiftShare trust account may be a taxable gift for Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the calendar year.

     If the Donor selects the Withdrawal Option, the entire amount of the gift will be a “present interest” that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if: (i) he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion ($14,000 for the calendar year 2013) to the same individual during that year; (ii) the Donor and his or her spouse elect to have any gifts by either of them treated as “split gifts” (i.e., treated as having been made one-half by each of them for gift tax purposes); or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

     If the Donor selects the Accumulation Option, the entire amount of the gift will be a “future interest” for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $14,000.

     No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal applicable exclusion amount for gift tax purposes (currently $5,250,000). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal applicable exclusion amount for gift tax purposes that would otherwise be available for future gifts or to the Donor’s estate. All gifts of Fund shares may qualify for “gift splitting” with the Donor’s spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

     The Donor’s gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of the states that do impose a gift tax follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

     Generation-Skipping Transfer Taxes

     Under the GST tax rules, if the Beneficiary of a gift through a GiftShare trust account is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor’s grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion generally will be a taxable transfer. These gifts are now protected from the GST tax by the automatic allocation of the Donor’s GST exemption until his or her GST tax exemption (currently $5,250,000) has been fully utilized. The tax rate on transfers subject to the GST tax is the maximum Federal estate tax rate (currently 40%). The Donor must report gifts subject to the GST tax, whether or not covered by the GST tax exemption, on the Donor’s Federal gift tax return. To the extent that a gift through a GiftShare trust account qualifies for the Federal annual gift tax exclusion, it is protected from GST tax. See “Gift Taxes” above.

     Income Taxes

     The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the “owner” of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the “owner” of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust’s income or capital gains. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under nineteen years of age or is a full-time student, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary’s parents. The Beneficiary will have the option exercisable annually to require the Trustee to pay him or her a portion of the Trust’s income and capital gains to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be the lesser of the amount the Beneficiary requests and a fraction of the Trust’s ordinary income and short-term capital gains, and long-term capital gains, respectively, equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 39.6% and 20%, respectively).

     Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary’s Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

     If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income and short-term capital gains (currently, 39.6%), but at a much lower taxable income level (currently, $7,500) than would apply to an individual. It is anticipated, however, that the income generated by Fund shares will primarily be long-term capital gains, on which the Federal income tax rate is currently limited to 20%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust’s income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

     When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition, and no capital gain or loss will be realized by the Beneficiary (or, if he or she has died, by his or her estate) at that time. Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary’s estate will have a basis equal to the value of the shares at the Beneficiary’s death (or the alternate valuation date for Federal estate tax purposes, if elected).

     Consultation With Qualified Tax Adviser

     Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce Heritage Fund.

DESCRIPTION OF THE TRUST

Trust Organization

     The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the “Predecessor”), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Royce continuing as the Funds’ investment adviser under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust’s distributor. A copy of the Trust’s Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust’s office in New York. The Trust’s business and affairs are managed under the direction of the Board.

     The Trust has an unlimited authorized number of shares of beneficial interest, which the Board of Trustees may divide into an unlimited number of series and/or classes without shareholder approval. (Twelve Funds presently have more than one class of shares.) Shareholders are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if Trustees determine that a matter affects shareholders of only one series or class, then only shareholders of that series or class are entitled to vote on that matter. The shares of each class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights.

     Royce Premier and Royce Total Return Fund offer seven classes of shares, a Service Class, an Investment Class, a K Class, an R Class, a W Class, an Institutional Class, and a Consultant Class; Royce Pennsylvania Mutual Fund, Royce Heritage Fund, Royce Opportunity Fund, Royce Value Fund and Royce Value Plus Fund offer six classes of shares, a Service Class, an Investment Class, a K Class, an R Class, an Institutional Class and a Consultant Class; Royce Special Equity Fund offers four classes of shares, a

Service Class, an Investment Class, an Institutional Class and a Consultant Class; Royce Low-Priced Stock Fund and Royce 100 Fund offer five classes of shares, a Service Class, an Investment Class, a K Class, an R Class and an Institutional Class; Royce Micro-Cap Fund offer three classes of shares, a Service Class, an Investment Class, and a Consultant Class; Royce Global Value Fund offers five classes of shares, a Service Class, an Investment Class, a Consultant Class, an R Class and a K Class and; Royce Dividend Value Fund and Royce Special Equity Multi-Cap Fund offer three classes of shares, a Service Class, an Investment Class and an Institutional Class. The shares of each class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights. Certain Service Class shareholders, eligible to invest in Investment Class shares, may, upon approval by The Royce Fund, convert their Service Class shares to Investment Class shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such conversion. For federal income tax purposes, a same-fund conversion is not expected to result in the realization by the investor of a capital gain or loss.

     Effective April 30, 1999, Royce GiftShares Fund and PMF II changed their names to Royce Trust & GiftShares Fund and Royce Opportunity Fund, respectively. Effective May 1, 2003, Royce Trust & GiftShares Fund changed its name to Royce TrustShares Fund. Effective May 1, 2006, Royce TrustShares Fund changed its name to Royce Heritage Fund. Effective December 8, 2006, Royce Select Fund III changed its name to Royce Global Select Fund. Effective February 15, 2008, Royce International Value Fund, Royce International Smaller-Companies Fund, Royce Mid-Cap Value Fund and Royce Mid-Cap Select Fund changed their names to Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund and Royce SMid-Cap Select Fund, respectively. Effective May 1, 2008, Pennsylvania Mutual Fund changed its name to Royce Pennsylvania Mutual Fund. Effective May 1, 2012, Royce Discovery Fund, Royce Global Select Fund and Royce SMid-Cap Select Fund changed their names to Royce Micro-Cap Discovery Fund, Royce Global Select Long/Short Fund and Royce Enterprise Select Fund, respectively.

     On August 4, 2000, Royce Total Return Fund acquired all of the assets and assumed all of the liabilities of The REvest Value Fund. The acquisition was accomplished by exchanging shares of Royce Total Return Fund equal in value to the shares of The REvest Value Fund owned by each of its shareholders.

     Except for Arthur S. Mehlman and Patricia W. Chadwick, each of the Trustees currently in office was elected by the Trust’s shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of the shareholder-elected Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust’s custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust’s outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust’s outstanding shares, stating that such shareholders wish to communicate with the Trust’s other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

     The trustee of the Royce Heritage Fund trusts will send notices of meetings of Royce Heritage Fund shareholders, proxy statements and proxies for such meetings to the trusts’ beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all Royce Heritage Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as Royce Heritage Fund shares for which proxies are returned.

     Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class. Shareholders have no preemptive rights. The Trust’s fiscal year ends on December 31.

Shareholder Liability

     Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument: (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust’s assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust’s obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

EXHIBIT A

June 5, 2003, as amended
through October 22, 2009

Royce & Associates Proxy Voting Guidelines and Procedures

These procedures apply to Royce & Associates, LLC (“Royce”) and all funds and other client accounts for which it is responsible for voting proxies, including all open and closed-end registered investment companies (“The Royce Funds”), limited partnerships, limited liability companies, separate accounts, other accounts for which it acts as investment adviser and any accounts for which it acts as sub-adviser that have delegated proxy voting authority to Royce. Such authority is determined at the inception of each client account and generally: (i) is specifically authorized in the applicable investment management agreement or other written instrument or (ii) where not specifically authorized, is granted to Royce where general investment discretion is given to it in the applicable investment management agreement. The Boards of Trustees/Directors of The Royce Funds (the “Boards”) have delegated all proxy voting decisions to Royce subject to these policies and procedures. Notwithstanding the above, from time to time the Boards may reserve voting authority for specific securities.

Receipt of Proxy Material.   Under the continuous oversight of the Head of Administration, an Administrative Assistant designated by him is responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. All proxy materials are logged in upon receipt by Royce’s Librarian.

Voting of Proxies.    Once proxy material has been logged in by Royce’s Librarian, it is then promptly reviewed by the designated Administrative Assistant to evaluate the issues presented. Regularly recurring matters are usually voted as recommended by the issuer’s board of directors or “management.” The Head of Administration or his designee, in consultation with the Chief Investment Officer, develops and updates a list of matters Royce treats as “regularly recurring” and is responsible for ensuring that the designated Administrative Assistant has an up-to-date list of these matters at all times, including instructions from Royce’s Chief Investment Officer on how to vote on those matters on behalf of Royce clients. Examples of “regularly recurring” matters include non-contested elections of directors and non-contested approval of independent auditors. Non-“regularly recurring” matters are brought to the attention of the portfolio manager(s) for the account(s) involved by the designated Administrative Assistant, and, after giving some consideration to advisories from Glass Lewis & Co., an independent third party research firm, the portfolio manager directs that such matters be voted in a way that he or she believes should better protect or enhance the value of the investment. If the portfolio manager determines that information concerning any proxy requires analysis, is missing or incomplete, he or she then gives the proxy to an analyst or another portfolio manager for review and analysis.

a.

From time to time, it is possible that one Royce portfolio manager will decide (i) to vote shares held in client accounts he or she manages differently from the vote of another Royce portfolio manager whose client accounts hold the same security or (ii) to abstain from voting on behalf of client accounts he or she manages when another Royce portfolio manager is casting votes on behalf of other Royce client accounts.

The designated Administrative Assistant reviews all proxy votes collected from Royce’s portfolio managers prior to such votes being cast. If any difference exists among the voting instructions given by Royce’s portfolio managers, as described above, the designated Administrative Assistant then presents these proposed votes to the Head of Administration, or his designee, and the Chief Investment Officer. The Chief Investment Officer, after consulting with the relevant portfolio managers, either reconciles the votes or authorizes the casting of differing votes by different portfolio managers. The Head of Administration, or his designee, maintains a log of all votes for which different portfolio managers have cast differing votes, that describes the rationale for allowing such differing votes and contains the initials of both the Chief Investment Officer and Head of Administration, or his designee, allowing such differing votes. The Head of Administration, or his designee, performs a weekly review of all votes cast by Royce to confirm that any conflicting votes were properly handled in accordance with the above-described procedures.

b.

There are many circumstances that might cause Royce to vote against an issuer’s board of directors or “management” proposal. These would include, among others, excessive compensation, unusual management stock options, preferential voting and poison pills. The portfolio managers decide these issues on a case-by-case basis as described above.

c.

A portfolio manager may, on occasion, determine to abstain from voting a proxy or a specific proxy item when he or she concludes that the potential benefit of voting is outweighed by the cost, when it is not in the client account’s best interest to vote.

d.	When a client has authorized Royce to vote proxies on its behalf, Royce will generally not accept instructions from the clients regarding how to vote proxies.

e.

If a security is on loan under The Royce Funds’ Securities Lending Program with State Street Bank and Trust Company (“Loaned Securities”), the Head of Administration, or his designee, will recall the Loaned Securities and request that they be delivered within the customary settlement period after the notice, to permit the exercise of their voting rights if the number of shares of the security on loan would have a material effect on The Royce Funds’ voting power at the up-coming stockholder meeting. A material effect is defined as any case where the Loaned Securities are 1% or more of a class of a company’s outstanding equity securities. Monthly, the Head of Administration or his designee will review the summary of this activity by State Street. A quarterly report detailing any exceptions that occur in recalling Loaned Securities will be given to the Boards.

Custodian banks are authorized to release all proxy ballots held for Royce client account portfolios to Glass Lewis & Co. for voting, utilizing the Viewpoint proxy voting platform. Substantially all portfolio companies utilize Broadridge to collect their proxy votes.

Under the continuous oversight of the Head of Administration, or his designee, the designated Administrative Assistant is responsible for voting all proxies in a timely manner. Votes are returned to Broadridge using Viewpoint as ballots are received, generally two weeks before the scheduled meeting date. The issuer can thus see that the shares were voted, but the actual vote cast is not released to the company until 4:00 pm on the day before the meeting. If proxies must be mailed, they go out at least ten business days before the meeting date.

Conflicts of Interest. The designated Administrative Assistant reviews reports generated by Royce’s portfolio management system (“Quest PMS”) that set forth by record date, any security held in a Royce client account which is issued by a (i) public company that is, or a known affiliate of which is, a separate account client of Royce (including sub-advisory relationships), (ii) public company, or a known affiliate of a public company, that has invested in a privately-offered pooled vehicle managed by Royce or (iii) public company, or a known affiliate of a public company, by which the spouse of a Royce employee or an immediate family member of a Royce employee living in the household of such employee is employed, for the purpose of identifying any potential proxy votes that could present a conflict of interest for Royce. The Head of Administration, or his designee, develops and updates the list of such public companies or their known affiliates which is used by Quest PMS to generate these daily reports. This list also contains information regarding the source of any potential conflict relating to such companies. Potential conflicts identified on the “conflicts reports” are brought to the attention of the Head of Administration or his designee by the designated Administrative Assistant. An R&A Compliance Officer then reviews them to determine if business or personal relationships exist between Royce, its officers, managers or employees and the company that could present a material conflict of interest. Any such identified material conflicts are voted by Royce in accordance with the recommendation given by an independent third party research firm (Glass Lewis & Co.). The Head of Administration or his designee maintains a log of all such conflicts identified, the analysis of the conflict and the vote ultimately cast. Each entry in this log is signed by the Chief Investment Officer before the relevant votes are cast.

Recordkeeping. A record of the issues and how they are voted is stored in the Viewpoint system. Copies of all physically executed proxy cards, all proxy statements (with it being permissible to rely on proxy statements filed and available on Edgar) and any other documents created or reviewed that are material to making a decision on how to vote proxies are retained in the Company File maintained by Royce’s Librarian in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years at Royce’s office. In addition, copies of each written client request for information on how Royce voted proxies on behalf of that client, and a copy of any written response by Royce to any (written or oral) client request for information on how Royce voted proxies on behalf of that client will be maintained by Royce’s Head of Administration and/or Royce’s Director of Alternative Investments, or their designee (depending on who received such request) for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years at Royce’s office. Royce’s Compliance Department shall maintain a copy of any proxy voting policies and procedures in effect at any time within the last five years.

Disclosure. Royce’s proxy voting procedures will be disclosed to clients upon commencement of a client account. Thereafter, proxy voting records and procedures are generally disclosed to those clients for which Royce has authority to vote proxies as set forth below:

-

The Royce Funds – proxy voting records are disclosed annually on Form N-PX (with such voting records also available at www.roycefunds.com). Proxy voting procedures are available in the Statement of Additional Information for the open-end funds, in the annual report on Form N-CSR for the closed-end funds and at www.roycefunds.com.

-

Limited Liability Company and Limited Partnership Accounts – proxy voting records are disclosed to members/partners upon request and proxy voting procedures (along with a summary thereof) are provided to members/partners annually (and are available at www.roycefunds.com).

-	Separate Accounts – proxy voting records and procedures are disclosed to separate account clients annually.

SCHEDULE FOR COMPUTATION OF
PERFORMANCE QUOTATIONS PROVIDED IN ITEM 21

          This Schedule illustrates the growth of a $1,000 initial investment in each Fund of the Trust by applying the “Annual Total Return” and the “Average Annual Total Return” percentages set forth in this Registration Statement in response to Item 21 to the following total return formula:

P(1+T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000

	T	=	average annual total return

	n	=	number of years

	ERV	=	ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1, 5 or 10 year or other periods at the end of the 1, 5 or 10 year or other periods.

Royce Pennsylvania Mutual Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1458)[1]=$1,146 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0386)[5]=$1,209 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1046)[10]=$2,705 ERV

Royce Pennsylvania Mutual Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1327)[1]=$1,133 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0283)[5]=$1,150 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.0936)[10]=$2,447 ERV

Royce Pennsylvania Mutual Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1415)[1]=$1,142 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0367)[5]=$1,197 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on November 8, 2005 through December 31, 2012:

1,000(1+0.0550)7.1452=$1,466 ERV

Royce Pennsylvania Mutual Fund (R Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1379)[1]=$1,138 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0314)[5]=$1,167 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on May 21, 2007 through December 31, 2012:

1,000(1+0.0149)5.6137=$1,086 ERV

Royce Pennsylvania Mutual Fund (K Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1404)[1]=$1,140 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on May 15, 2008 through December 31, 2012:

1,000(1+0.0340)4.6301=$1,168 ERV

Royce Pennsylvania Mutual Fund (Institutional Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1472)[1]=$1,147 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on June 3, 2011 through December 31, 2012:

1,000(1+0.0324)1.5781=$1,052 ERV

Royce Micro-Cap Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0801)[1]=$1,080 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0257)[5]=$1,135 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1135)[10]=$2,929 ERV

Royce Micro-Cap Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0677)[1]=$1,068 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0158)[5]=$1,082 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1025)[10]=$2,653 ERV

Royce Micro-Cap Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0776)[1]=$1,078 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0242)[5]=$1,127 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1119)[10]=$2,889 ERV

Royce Premier Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1145)[1]=$1,114 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0595)[5]=$1,335 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1257)[10]=$3,267 ERV

Royce Premier Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1114)[1]=$1,111 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0570)[5]=$1,319 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1234)[10]=$3,201 ERV

Royce Premier Fund (Institutional Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1157)[1]=$1,116 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0607)[5]=$1,343 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1268)[10]=$3,300 ERV

Royce Premier Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1024)[1]=$1,102 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0489)[5]=$1,269 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on June 2, 2003 through December 31, 2012:

1,000(1+0.1065)9.5808=$2,636 ERV

Royce Premier Fund (W Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1146)[1]=$1,115 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0603)[5]=$1,340 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on May 19, 2005 through December 31, 2012:

1,000(1+0.0971)7.6192=$2,026 ERV

Royce Premier Fund (R Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1075)[1]=$1,108 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0525)[5]=$1,292 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on May 21, 2007 through December 31, 2012:

1,000(1+0.0416)5.6137=$1,257 ERV

Royce Premier Fund (K Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1100)[1]=$1,110 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on May 15, 2008 through December 31, 2012:

1,000(1+0.0431)4.6301=$1,216 ERV

Royce Low-Priced Stock Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0448)[1]=$1,045 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0290)[5]=$1,154 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.0969)[10]=$2,521 ERV

Royce Low-Priced Stock Fund (Institutional Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0481)[1]=$1,048 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0320)[5]=$1,171 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on January 3, 2006 through December 31, 2012:

1,000(1+0.0498)6.9918=$1,405 ERV

Royce Low-Priced Stock Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0479)[1]=$1,048 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0319)[5]=$1,170 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on March 15, 2007 through December 31, 2012:

1,000(1+0.0294)5.7973=$1,183 ERV

Royce Low-Priced Stock Fund (R Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0410)[1]=$1,041 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0255)[5]=$1,134 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on May 21, 2007 through December 31, 2012:

1,000(1+0.0076)5.6137=$1,044 ERV

Royce Low-Priced Stock Fund (K Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0442)[1]=$1,044 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on May 15, 2008 through December 31, 2012:

1,000(1+0.0254)4.6301=$1,123 ERV

Royce Total Return Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1442)[1]=$1,144 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0383)[5]=$1,207 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.0887)[10]=$2,340 ERV

Royce Total Return Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1319)[1]=$1,132 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0281)[5]=$1,148 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.0779)[10]=$2,118 ERV

Royce Total Return Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1411)[1]=$1,141 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0363)[5]=$1,195 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.0868)[10]=$2,298 ERV

Royce Total Return Fund (Institutional Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1448)[1]=$1,145 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0394)[5]=$1,213 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on March 4, 2003 through December 31, 2012:

1,000(1+0.0983)9.8274=$2,512 ERV

Royce Total Return Fund (W Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1441)[1]=$1,144 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0385)[5]=$1,208 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on May 19, 2005 through December 31, 2012:

1,000(1+0.0609)7.6192=$1,569 ERV

Royce Total Return Fund (R Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1366)[1]=$1,137 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0318)[5]=$1,169 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on May 21, 2007 through December 31, 2012:

1,000(1+0.0167)5.6137=$1,097 ERV

Royce Total Return Fund (K Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1408)[1]=$1,141 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on May 1, 2008 through December 31, 2012:

1,000(1+0.0404)4.6685=$1,203 ERV

Royce Heritage Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1430)[1]=$1,143 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0505)[5]=$1,280 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1112)[10]=$2,870 ERV

Royce Heritage Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1319)[1]=$1,132 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0405)[5]=$1,220 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.0999)[10]=$2,591 ERV

Royce Heritage Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1461)[1]=$1,146 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0528)[5]=$1,294 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on March 15, 2007 through December 31, 2012:

1,000(1+0.0484)5.7973=$1,315 ERV

Royce Heritage Fund (R Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1376)[1]=$1,138 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on May 15, 2008 through December 31, 2012:

1,000(1+0.0551)4.6301=$1,282 ERV

Royce Heritage Fund (K Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1410)[1]=$1,141 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on May 15, 2008 through December 31, 2012:

1,000(1+0.0578)4.6301=$1,297 ERV

Royce Opportunity Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.2259)[1]=$1,226 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0467)[5]=$1,256 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1202)[10]=$3,112 ERV

Royce Opportunity Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.2214)[1]=$1,221 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0441)[5]=$1,241 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1178)[10]=$3,044 ERV

Royce Opportunity Fund (Institutional Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.2270)[1]=$1,227 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0479)[5]=$1,264 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1213)[10]=$3,142 ERV

Royce Opportunity Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.2109)[1]=$1,211 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0339)[5]=$1,181 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on March 30, 2006 through December 31, 2012:

1,000(1+0.0216)6.7562=$1,155 ERV

Royce Opportunity Fund (R Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.2185)[1]=$1,218 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0382)[5]=$1,206 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on May 21, 2007 through December 31, 2012:

1,000(1+0.0111)5.6137=$1,064 ERV

Royce Opportunity Fund (K Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.2219)[1]=$1,222 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on May 15, 2008 through December 31, 2012:

1,000(1+0.0502)4.6301=$1,255 ERV

Royce Special Equity Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1536)[1]=$1,154 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0734)[5]=$1,425 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.0937)[10]=$2,450 ERV

Royce Special Equity Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1420)[1]=$1,142 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0622)[5]=$1,352 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on June 2, 2003 through December 31, 2012:

1,000(1+0.0799)9.5808=$2,088 ERV

Royce Special Equity Fund (Institutional Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1546)[1]=$1,155 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0744)[5]=$1,432 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on July 25, 2003 through December 31, 2012:

1,000(1+0.0885)9.4356=$2,226 ERV

Royce Special Equity Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1510)[1]=$1,151 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0712)[5]=$1,411 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on October 2, 2003 through December 31, 2012:

1,000(1+0.0829)9.2466=$2,088 ERV

Royce Select Fund I (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1368)[1]=$1,137 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0601)[5]=$1,339 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1284)[10]=$3,346 ERV

Royce Value Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0956)[1]=$1,096 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0383)[5]=$1,207 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1323)[10]=$3,464 ERV

Royce Value Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0877)[1]=$1,088 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0303)[5]=$1,161 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on March 30, 2006 through December 31, 2012:

1,000(1+0.0298)6.7562=$1,220 ERV

Royce Value Fund (Institutional Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1004)[1]=$1,100 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0422)[5]=$1,230 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on June 1, 2006 through December 31, 2012:

1,000(1+0.0493)6.5836=$1,373 ERV

Royce Value Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0988)[1]=$1,099 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0412)[5]=$1,224 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on March 15, 2007 through December 31, 2012:

1,000(1+0.0396)5.7973=$1,253 ERV

Royce Value Fund (R Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0918)[1]=$1,092 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0351)[5]=$1,189 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on September 14, 2007 through December 31, 2012:

1,000(1+0.0304)5.2959=$1,172 ERV

Royce Value Fund (K Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0949)[1]=$1,095 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on May 15, 2008 through December 31, 2012:

1,000(1+0.0145)4.6301=$1,069 ERV

Royce Value Plus Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1525)[1]=$1,152 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0069)[5]=$1,035 ERV

(c)	10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2012:

1,000(1+0.1278)[10]=$3,328 ERV

Royce Value Plus Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1414)[1]=$1,141 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1-0.0013)[5]=$993 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on March 30, 2006 through December 31, 2012:

1,000(1+0.0066)6.7562=$1,045 ERV

Royce Value Plus Fund (Institutional Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1568)[1]=$1,157 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0106)[5]=$1,054 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on May 10, 2006 through December 31, 2012:

1,000(1+0.0150)6.6438=$1,104 ERV

Royce Value Plus Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1545)[1]=$1,154 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0099)[5]=$1,051 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on March 15, 2007 through December 31, 2012:

1,000(1+0.0109)5.7973=$1,065 ERV

Royce Value Plus Fund (R Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1478)[1]=$1,148 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0027)[5]=$1,013 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on September 14, 2007 through December 31, 2012:

1,000(1-0.0053)5.2959=$972 ERV

Royce Value Plus Fund (K Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1503)[1]=$1,150 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on May 15, 2008 through December 31, 2012:

1,000(1+0.0104)4.6301=$1,049 ERV

Royce 100 Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1152)[1]=$1,115 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0493)[5]=$1,272 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on June 30, 2003 through December 31, 2012:

1,000(1+0.1017)9.5041=$2,511 ERV

Royce 100 Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1178)[1]=$1,118 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0512)[5]=$1,284 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on March 15, 2007 through December 31, 2012:

1,000(1+0.0549)5.7973=$1,363 ERV

Royce 100 Fund (R Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1095)[1]=$1,109 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on May 15, 2008 through December 31, 2012:

1,000(1+0.0473)4.6301=$1,238 ERV

Royce 100 Fund (K Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1137)[1]=$1,114 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on May 15, 2008 through December 31, 2012:

1,000(1+0.0502)4.6301=$1,254 ERV

Royce Micro-Cap Discovery Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0310)[1]=$1,031 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1-0.0029)[5]=$985 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on October 3, 2003 through December 31, 2012:

1,000(1+0.0435)9.2438=$1,482 ERV

Royce Financial Services Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.2072)[1]=$1,207 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0161)[5]=$1,083 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on December 31, 2003 through December 31, 2012:

1,000(1+0.0581)9.0000=$1,663 ERV

Royce Dividend Value Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1695)[1]=$1,169 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0651)[5]=$1,371 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on May 3, 2004 through December 31, 2012:

1,000(1+0.0828)8.6630=$1,992 ERV

Royce Dividend Value Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1726)[1]=$1,173 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0675)[5]=$1,386 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on September 14, 2007 through December 31, 2012:

1,000(1+0.0602)5.2959=$1,363 ERV

Royce Dividend Value Fund (Institutional Class)

(a)	ERV of a $1,000 investment for the period from the Fund’s inception on August 31, 2012 through December 31, 2012:

1,000(1+0.2769)0.3342=$1,085 ERV

Royce Global Select Long/Short Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1402)[1]=$1,140 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0505)[5]=$1,279 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on June 30, 2005 through December 31, 2012:

1,000(1+0.1056)7.5041=$2,124 ERV

Royce Select Fund II (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1377)[1]=$1,138 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0560)[5]=$1,313 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on June 30, 2005 through December 31, 2012:

1,000(1+0.0639)7.5041=$1,592 ERV

Royce European Smaller-Companies Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.2383)[1]=$1,238 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0244)[5]=$1,128 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on December 29, 2006 through December 31, 2012:

1,000(1+0.0227)6.0055=$1,144 ERV

Royce Global Value Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1103)[1]=$1,110 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0357)[5]=$1,192 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on December 29, 2006 through December 31, 2012:

1,000(1+0.0528)6.0055=$1,362 ERV

Royce Global Value Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1137)[1]=$1,114 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on August 31, 2010 through December 31, 2012:

1,000(1+0.0837)2.3342=$1,206 ERV

Royce Global Value Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1013)[1]=$1,101 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on April 29, 2011 through December 31, 2012:

1,000(1-0.1067)1.6740=$828 ERV

Royce Global Value Fund (R Class)

(a)	ERV of a $1,000 investment for the period from the Fund’s inception on March 20, 2012 through December 31, 2012:

1,000(1-0.0242)0.7836=$981 ERV

Royce Global Value Fund (K Class)

(a)	ERV of a $1,000 investment for the period from the Fund’s inception on March 20, 2012 through December 31, 2012:

1,000(1-0.0222)0.7836=$983 ERV

Royce Enterprise Select Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1568)[1]=$1,157 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0459)[5]=$1,252 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on September 28, 2007 through December 31, 2012:

1,000(1+0.0447)5.2575=$1,259 ERV

Royce SMid-Cap Value Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1545)[1]=$1,154 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2012:

1,000(1+0.0321)[5]=$1,171 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on September 28, 2007 through December 31, 2012:

1,000(1+0.0308)5.2575=$1,173 ERV

Royce International Smaller-Companies Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1939)[1]=$1,194 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on June 30, 2008 through December 31, 2012:

1,000(1+0.0579)4.5041=$1,289 ERV

Royce Focus Value Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.0920)[1]=$1,092 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on February 27, 2009 through December 31, 2012:

1,000(1+0.1410)3.8411=$1,660 ERV

Royce Partners Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.2074)[1]=$1,207 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on April 27, 2009 through December 31, 2012:

1,000(1+0.1092)3.6795=$1,464 ERV

Royce Opportunity Select Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.3514)[1]=$1,351 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on August 31, 2010 through December 31, 2012:

1,000(1+0.1741)2.3342=$1,455 ERV

Royce Global Dividend Value Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.2252)[1]=$1,225 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on December 31, 2010 through December 31, 2012:

1,000(1+0.0183)2.0000=$1,037 ERV

Royce International Micro-Cap Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1359)[1]=$1,136 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on December 31, 2010 through December 31, 2012:

1,000(1-0.0558)2.0000=$892 ERV

Royce International Premier Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.2340)[1]=$1,234 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on December 31, 2010 through December 31, 2012:

1,000(1+0.0136)2.0000=$1,027 ERV

Royce Special Equity Multi-Cap Fund (Service Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2012:

1,000(1+0.1162)[1]=$1,116 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on December 31, 2010 through December 31, 2012:

1,000(1+0.0939)2.0000=$1,197 ERV

Royce Special Equity Multi-Cap Fund (Investment Class)

(a)	ERV of a $1,000 investment for the period from the Fund’s inception on February 29, 2012 through December 31, 2012:

1,000(1+0.0359)0.8384=$1,030 ERV

Royce Special Equity Multi-Cap Fund (Institutional Class)

(a)	ERV of a $1,000 investment for the period from the Fund’s inception on April 17, 2012 through December 31, 2012:

1,000(1+0.0086)0.7068=$1,006 ERV

PART C - OTHER INFORMATION

Item 28.		Exhibits:

	(a)(1)	Trust Instrument dated, April 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.
	(a)(2)	Certificate of Trust dated, April 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

	(b)	By-laws dated, April, 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(c)
Instrument Defining Rights of Security Holders. See Article IV. “Series; Classes; Shares” and Article VI. “Shareholders’ Voting Powers and Meetings” of the Trust Instrument. See also, Article V. “Meetings of Shareholders” of By-laws.

(d)(1)
Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Micro-Cap Fund (Service Class), Royce Low-Priced Stock Fund (Investment Class and Service Class, R Class and K Class), Royce Heritage Fund (K Class, R Class and Institutional Class), Royce Opportunity Fund (R Class), Royce Special Equity Fund (Service Class), Royce Value Plus Fund (K Class and R Class), Royce 100 Fund (K Class, R Class and Institutional Class), Royce Micro-Cap Discovery Fund (Service Class), Royce Financial Services Fund (Service Class), Royce Dividend Value Fund (Institutional Class), Royce Global Value Fund (Service Class, Consultant Class, K Class and R Class), Royce European Smaller-Companies Fund (Service Class), Royce SMid-Cap Value Fund (Service Class), Royce International Smaller-Companies Fund (Service Class), Royce Focus Value Fund (Service Class), Royce Partners Fund (Service Class), Royce Global Dividend Value Fund (Service Class), Royce International Premier Fund (Service Class), Royce International Micro-Cap Fund (Service Class), Royce Opportunity Select Fund (Investment Class), Royce Enterprise Select Fund (Investment Class), each dated December 31, 2012, and for Royce Select Fund I (Investment Class), dated January 3, 2013, filed herewith.

(d)(2)
Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Special Equity Multi-Cap Fund (Investment Class and Institutional Class), dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(3)
Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Pennsylvania Mutual Fund (K Class), Royce Premier Fund (K Class), Royce Heritage Fund (Investment Class), Royce Opportunity Fund (K Class), Royce 100 Fund (Service Class,), Royce Dividend Value Fund (Investment Class and Service Class) Royce Global Value Fund (Investment Class), dated December 31, 2010, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(4)
Investment Advisory Agreement between The Royce Fund (Royce Special Equity Multi-Cap Fund) and Royce & Associates, LLC, dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(5)
Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Special Equity Multi-Cap Fund (Service Class), previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(6)
Investment Advisory Agreements between The Royce Fund (Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund) and Royce & Associates, LLC, dated September 23, 2010, previously filed on October 5, 2010 with Post-Effective Amendment No. 101 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(7)
Investment Advisory Agreement between The Royce Fund (Royce Opportunity Select Fund) and Royce & Associates, LLC, dated August 20, 2010, previously filed on August 20, 2010 with Post-Effective Amendment No. 100 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(8)
Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Pennsylvania Mutual Fund (R Class), Royce Premier Fund (R Class), Royce Heritage Fund (Consultant Class), Royce Total Return Fund (R Class) and Royce Value Fund (K Class and R Class) dated December 31, 2009, previously filed on April 27, 2010 with Post-Effective Amendment No. 98 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(9)
Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Total Return Fund (K Class) and Royce 100 Fund (Investment Class), dated December 31, 2008, previously filed on April 30, 2009 with Post-Effective Amendment No. 91 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(10)
Investment Advisory Agreement between The Royce Fund (Royce Partners Fund) and Royce & Associates, LLC, dated April 23, 2009, previously filed on April 24, 2009 with Post-Effective Amendment No. 90 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(11)
Investment Advisory Agreement between The Royce Fund (Royce Focus Value Fund) and Royce & Associates, LLC, dated February 23, 2009, previously filed on February 26, 2009 with Post-Effective Amendment No. 88 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(12)
Investment Advisory Agreement between The Royce Fund (Royce International Smaller-Companies Fund) and Royce & Associates, LLC, dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(13)
Investment Advisory Agreements between The Royce Fund (Royce SMid-Cap Value Fund (formerly, Royce Mid-Cap Value Fund) and Royce SMid-Cap Select Fund (formerly, Royce Mid-Cap Select Fund)) and Royce & Associates, LLC dated September 18, 2007, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(14)
Investment Advisory Agreements between The Royce Fund (Royce Global Value Fund (formerly, Royce International Value Fund) and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund)) and Royce & Associates, LLC dated October 27, 2006, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(15)
Investment Advisory Agreements between The Royce Fund (Royce Select Fund II and Royce Global Select Fund (formerly, Royce Select Fund III)) and Royce & Associates, LLC dated June 30, 2005, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(d)(16)
Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (Service Class), Royce Opportunity Fund (Consultant Class) and Royce Value Fund (Consultant Class) dated December 31, 2006, previously filed on April 30, 2007 with Post-Effective Amendment No. 78 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(17)
Investment Advisory Agreement between The Royce Fund (Royce Financial Services Fund) and Royce & Associates, LLC dated December 31, 2003, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(d)(18)
Investment Advisory Agreement between The Royce Fund (Royce Discovery Fund) and Royce & Associates, LLC dated October 1, 2003, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(d)(19)
Amendments to Investment Advisory Agreements between The Royce Fund (Royce Premier Fund, Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Total Return Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund and Royce Dividend Value Fund) and Royce & Associates, LLC dated July 1, 2004, previously filed on February 28, 2005 with Post-Effective Amendment No. 68 to the Trust’s Registration Statement and hereby incorporated by reference.

(d)(20)
Investment Advisory Agreement between The Royce Fund (Royce Dividend Value Fund) and Royce & Associates, LLC dated April 30, 2004, previously filed on April 30, 2004 with Post-Effective Amendment No. 67 to the Trust’s Registration Statement and hereby incorporated by reference.

(d)(21)
Investment Advisory Agreement between The Royce Fund (Royce 100 Fund) and Royce & Associates, LLC dated June 30, 2003, previously filed on June 30, 2003 with Post-Effective Amendment No. 62 to the Trust’s Registration Statement and hereby incorporated by reference.

(d)(22)
Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Premier Fund (Consultant Class), Royce Special Equity Fund (Consultant Class) and Royce Value Fund (Service Class (formerly, Investment Class)) dated December 31, 2003, previously filed on April 30, 2004 with Post-Effective Amendment No. 67 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(23)
Investment Advisory Agreements between The Royce Fund (Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund), Royce Micro-Cap Fund, Royce Total Return Fund, Royce Low-Priced Stock Fund, Royce Opportunity Fund, Royce Premier Fund, Royce Special Equity Fund, Royce Heritage Fund, Royce Select Fund I, Royce Value Fund and Royce Value Plus Fund) and Royce & Associates, Inc. dated October 1, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(1)
Distribution Fee Agreement between Royce Global Value Fund (K Class and R Class) and Royce Fund Services, Inc., dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(2)
Distribution Fee Agreement between Royce Global Value Fund (Consultant Class) and Royce Fund Services, Inc., dated April 7, 2011, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(3)
Distribution Fee Agreement between Royce Special Equity Multi-Cap Fund (Service Class) and Royce Fund Services, Inc., dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(4)
Distribution Fee Agreements between Royce Global Dividend Value Fund (Service Class), Royce International Premier Fund (Service Class) and Royce International Micro-Cap Fund (Service Class) and Royce Fund Services, Inc., dated September 23, 2010, previously filed on October 5, 2010 with Post-Effective Amendment No. 101 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(5)
Distribution Fee Agreement between Royce Partners Fund (Service Class) and Royce Fund Services, Inc., dated April 23, 2009, previously filed on April 24, 2009 with Post-Effective Amendment No. 90 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(6)
Distribution Fee Agreement between Royce Focus Value Fund (Service Class) and Royce Fund Services, Inc., dated February 23, 2009, previously filed on February 26, 2009 with Post-Effective Amendment No. 88 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(7)
Distribution Fee Agreement between Royce International Smaller-Companies Fund (Service Class) and Royce Fund Services, Inc., dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(8)
Distribution Fee Agreement between Royce SMid-Cap Value Fund (formerly, Royce Mid-Cap Value Fund) (Service Class) and Royce Fund Services, Inc. dated September 18, 2007, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(9)
Distribution Fee Agreements between Royce Global Value Fund (formerly, Royce International Value Fund) (Service Class), and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund) (Service Class) and Royce Fund Services, Inc. dated October 27, 2006, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(10)
Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (K Class), Royce Premier Fund (K Class), Royce Low-Priced Stock Fund (K Class), Royce Total Return Fund (K Class), Royce Heritage Fund (K Class and R Class), Royce Opportunity Fund (K Class), Royce Value Fund (K Class), Royce Value Plus Fund (K Class), and Royce 100 Fund (K Class and R Class) and Royce Fund Services, Inc. dated May 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(e)(11)
Distribution Fee Agreements between Royce Value Fund (R Class) and Royce Value Plus Fund (R Class) and Royce Fund Services, Inc. dated June 7, 2007, previously filed on August 24, 2007 with Post-Effective Amendment No. 81 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(12)
Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (R Class), Royce Premier Fund (R Class), Royce Low-Priced Stock Fund (R Class), Royce Total Return Fund (R Class) and Royce Opportunity Fund (R Class) and Royce Fund Services, Inc. dated October 27, 2006, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(13)
Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund)(Service Class), Royce Heritage Fund (Consultant Class and Service Class), Royce Micro-Cap Fund (Service Class), Royce Opportunity Fund (Service Class), Royce Premier Fund (Service Class), Royce Total Return Fund (Service Class), Royce Special Equity Fund (Service Class), Royce 100 Fund (Service Class), Royce Low-Priced Stock Fund (Service Class), Royce Value Plus Fund (Service Class), Royce Value Fund (Service Class), Royce Discovery Fund (Service Class), Royce Financial Services Fund (Service Class) and Royce Dividend Value Fund (Service Class) and Royce Fund Services, Inc. dated May 1, 2006, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(14)
Distribution Fee Agreements between Royce Opportunity Fund (Consultant Class), Royce Value Plus Fund (Consultant Class) and Royce Value Fund (Consultant Class) and Royce Fund Services, Inc. dated March 24, 2006, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(15)
Distribution Fee Agreements between Royce Premier Fund (Consultant Class) and Royce Special Equity Fund (Consultant Class) and Royce Fund Services, Inc. dated April 10, 2003, previously filed on April 29, 2003 with Post-Effective Amendment No. 60 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(16)
Distribution Agreement between The Royce Fund and Royce Fund Services, Inc. dated October 1, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(17)
Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (Consultant Class), Royce Micro-Cap Fund (Consultant Class) and Royce Total Return Fund (Consultant Class) and Royce Fund Services, Inc. dated October 15, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust’s Registration Statement and hereby incorporated by reference.

(f)	Bonus and Profit Sharing Plans - n/a

(g)(1)
Special Custody and Pledge Agreement among The Royce Fund, Goldman Sachs and State Street Bank dated as of November 11, 2010, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust’s Registration statement and hereby incorporated by reference.

(g)(2)
Form of Custodian Contract with State Street Bank and Trust Company dated as of December 31, 1985 and amendments dated December 11, 1987, May 13, 1988, April 7, 1992 and November 13, 1997, September 14, 2000, April 16, 2003 and June 30, 2005, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust’s Registration Statement and hereby incorporated by reference.

(h)(1)
Administration Agreement between The Royce Fund and Royce & Associates, LLC dated January 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(h)(2)
Form of Transfer Agency and Services Agreement between The Royce Fund and Royce Capital Fund and Boston Financial Data Services, Inc., dated as of April 4, 2009, previously filed on April 30, 2009 with Post-Effective Amendment No. 91 to the Trust’s Registration statement and hereby incorporated by reference.

(i)	Legal Opinion, dated July 20, 2012, previously filed on July 20, 2012 with Post-Effective Amendment No. 113 to the Trust’s Registration statement and hereby incorporated by reference.

(j)	Consent of PricewaterhouseCoopers LLP, dated April 30, 2013, filed herewith.

(k)	Omitted Financial Statements - n/a

(l)(1)
Letter Agreements relating to the initial purchases of shares of Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund between The Royce Fund and: Charles M. Royce (Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund); The Royce Fund and Royce Family Investments, LLC (Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund); The Royce Fund and George U. Wyper (Royce International Premier Fund); and The Royce Fund and Charles R. Dreifus (Royce Special Equity Multi-Cap Fund), each dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.

(l)(2)
Letter Agreement between The Royce Fund and William A. Hench relating to the initial purchase of shares of Royce Opportunity Select Fund, dated August 20, 2010, previously filed on August 20, 2010 with Post-Effective Amendment No. 100 to the Trust’s Registration statement and hereby incorporated by reference.

(l)(3)
Letter Agreement between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce Partners Fund, dated April 23, 2009, previously filed on April 24, 2009 with Post-Effective Amendment No. 90 to the Trust’s Registration statement and hereby incorporated by reference.

(l)(4)
Letter Agreement between The Royce Fund and W. Whitney George relating to the initial purchase of shares of Royce Focus Value Fund, dated February 23, 2009, previously filed on February 26, 2009 with Post-Effective Amendment No. 88 to the Trust’s Registration statement and hereby incorporated by reference.

(l)(5)
Letter Agreement between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce International Smaller-Companies Fund, dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust’s Registration statement and hereby incorporated by reference.

(l)(6)
Letter Agreements between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce SMid-Cap Value Fund (formerly Royce Mid-Cap Value Fund) and Royce SMid-Cap Select Fund (formerly, Royce Mid-Cap Select Fund) dated September 26, 2007, filed on September 28, 2007 with Post-Effective Amendment No. 82 to the Trust’s registration statement and hereby incorporated by reference.

(l)(7)
Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Global Value Fund (formerly, Royce International Value Fund) and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund), previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(8)
Forms of Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Select Fund II and Royce Global Select Fund (formerly, Royce Select Fund III), previously filed on April 15, 2005 with Post-Effective Amendment No. 69 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(9)
Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Dividend Value Fund, previously filed on February 27, 2004 with Post-Effective Amendment No. 65 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(10)
Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Financial Services Fund, previously filed on October 17, 2003 with Post-Effective Amendment No. 64 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(11)
Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Discovery Fund, previously filed on July 23, 2003 with Post-Effective Amendment No. 63 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(12)
Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce 100 Fund, previously filed on May 30, 2003 with Post-Effective Amendment No. 61 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(13)
Forms of Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Value Fund and Royce Value Plus Fund, previously filed on May 7, 2001 with Post-Effective Amendment No. 54 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(14)
Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Select Fund I dated November 17, 1998, previously filed on February 22, 1999 with Post-Effective Amendment No. 49 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(15)
Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Special Equity Fund, previously filed on March 2, 1998 with Post-Effective Amendment No. 45 to the Trust’s Registration Statement and hereby incorporated by reference.

(l)(16)
Form of Letter Agreement between The Royce Fund and the Charles M. Royce 1992 Five Year Trust relating to the initial purchase of shares of Royce Heritage Fund, previously filed on November 22, 1995 with Post-Effective Amendment No. 34 to the Trust’s Registration Statement and hereby incorporated by reference.

(m)
Amended and Restated Distribution Plan of The Royce Fund, previously filed on February 29, 2012 with Post-Effective Amendment No. 108 to the Trust’s Registration statement and hereby incorporated by reference.

(n)(1)
Rule 18f-3 Plan for Royce Dividend Value Fund, dated June 8, 2012, previously filed on June 8, 2012 with Post-Effective Amendment No. 112 to the Trust’s Registration statement and hereby incorporated by reference.

(n)(2)
Rule 18f-3 Plans for Royce Global Value Fund and Royce Special Equity Multi-Cap Fund, dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust’s Registration statement and hereby incorporated by reference.

(n)(3)
Rule 18f-3 Plan for Royce Pennsylvania Mutual Fund, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.

(n)(4)
Rule 18f-3 Plans for Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund and Royce 100 Fund dated May 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.

(n)(5)
Rule 18f-3 Plans for Royce Micro-Cap Fund and Royce Special Equity Fund dated May 1, 2007, previously filed on April 30, 2007 with Post-Effective Amendment No. 78 to the Trust’s Registration Statement and hereby incorporated by reference.

(o)	Reserved

(p)
Code of Ethics for The Royce Funds and The Royce Companies, as amended through February 16, 2012, previously filed on February 29, 2012 with Post-Effective Amendment No. 108 to the Trust’s Registration statement and hereby incorporated by reference.

Item 29. Persons Controlled by or Under Common Control With Registrant

There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 30.   Indemnification

(a) Article IX of the Trust Instrument of the Registrant provides as follows:

“ARTICLE IX
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1.   Limitation of Liability.   All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

INDEMNIFICATION

Section 2.

(a)          Subject to the exceptions and limitations contained in Section 2(b) below:

(i)          Every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust’s request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

(ii)        The words “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)          No indemnification shall be provided hereunder to a Covered Person:

(i)          Who shall, in respect of the matter or matters involved, adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

(ii)        In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,
(A) By the court or other body approving the settlement;

(B) By a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) By written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)        The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)        Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.”

(b)        Paragraph 8 of the Investment Advisory Agreements by and between the Registrant and Royce & Associates provides as follows:

“8.                Protection of the Adviser. The Adviser (or any sub-investment adviser as may be applicable) shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither “interested persons” of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion.”

(c) Paragraph 9 of the Distribution Agreement made October 1, 2001 by and between the Registrant and Royce Fund Services, Inc. provides as follows:

“9.        Protection of the Distributor. The Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither “interested persons” of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion.”

(d) The Fund, its officers and directors, R&A, the Distributor and certain others are presently insured under a Directors and Officers/Errors and Omissions Liability Insurance Policy issued by ICI Mutual Insurance Company, which generally covers claims by the Fund’s stockholders, and third persons based on or alleging negligent acts, misstatements or omissions by the insureds and the costs and expenses of defending those claims, up to a limit of $20,000,000, with a deductible amount of $400,000.

Item 31.   Business and Other Connections of Investment Advisers

Reference is made to the filings on Schedule D to the Form ADV, as amended, of Royce & Associates, LLC for Registration as Investment Adviser under the Investment Advisers Act of 1940.

Item 32.   Principal Underwriters

Royce Fund Services, Inc. is the Registrant’s principal underwriter in connection with the sale of shares of the Registrant. Royce Fund Services, Inc. is also the principal underwriter in connection with the sale of shares of Royce Capital Fund. The following are the directors and officers of Royce Fund Services, Inc., the principal place of business of which is 745 Fifth Avenue, New York, New York 10151.

	Positions and Offices	Positions and Offices
Name	with Underwriter	with Fund

Charles M. Royce	Director, Secretary	President
John D. Diederich	President	Director of Administration, Vice President, Treasurer
Jack E. Fockler, Jr.	Vice President	Vice President

Item 33.   Location of Accounts and Records

The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

The Royce Fund
745 Fifth Avenue
New York, New York 10151

State Street Bank and Trust Company
1776 Heritage Drive
John Adams Bldg., 2 North
North Quincy, Massachusetts 02171

Item 34.   Management Services

State Street Bank and Trust Company, a Massachusetts trust company (“State Street”), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended December 31:

2012	$3,826,201
2011	$4,236,984
2010	$3,520,339

Item 35.   Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 4th day of April, 2013.

The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than as listed in paragraph (b)(1) of such Rule or one for which the commission approved a filing under paragraph (b)(1)(vii) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant’s Registration Statement; (ii) the effective date of the Registrant’s most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

THE ROYCE FUND

By:	/s/ Charles M. Royce
Charles M. Royce, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Charles M. Royce
Charles M. Royce	President and Trustee	4/4/2013

/s/ John D. Diederich	Vice President and Treasurer	4/4/2013
John D. Diederich

/s/ Mark R. Fetting	Trustee	4/4/2013
Mark R. Fetting

/s/ Patricia W. Chadwick	Trustee	4/4/2013
Patricia W. Chadwick

/s/ Richard M. Galkin	Trustee	4/4/2013
Richard M. Galkin

/s/ Stephen L. Isaacs	Trustee	4/4/2013
Stephen L. Isaacs

/s/ Arthur S. Mehlman	Trustee	4/4/2013
Arthur S. Mehlman

/s/ David L. Meister	Trustee	4/4/2013
David L. Meister

/s/ G. Peter O’Brien	Trustee	4/4/2013
G. Peter O’Brien

NOTICE

A copy of the Trust Instrument of The Royce Fund is on file with the Secretary of State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.